UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07257

SEI Institutional Investments Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal St.

Boston, MA 02110

(Address of principal executive offices) (Zip code)

c/o CT Corporation

101 Federal St.

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: May 31, 2010

Date of reporting period: February 28, 2010

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.8%

Consumer Discretionary — 11.0%
99 Cents Only Stores *	7,300	$120
Abercrombie & Fitch, Cl A	2,100	77
Advance Auto Parts	3,700	151
Aeropostale *	9,900	350
Amazon.com *	58,913	6,975
American Eagle Outfitters	5,500	93
American Greetings, Cl A	8,800	168
Apollo Group, Cl A * (A)	20,900	1,251
ArvinMeritor *	5,200	61
Asbury Automotive Group *	9,400	109
Autoliv (A)	15,800	705
AutoNation * (A)	1,000	18
AutoZone * (A)	587	97
Bed Bath & Beyond * (A)	3,300	137
Best Buy	47,035	1,717
Big Lots *	14,500	486
Black & Decker	600	44
Bob Evans Farms	2,900	83
BorgWarner	3,000	112
Brinker International	1,100	20
Brink’s Home Security Holdings *	3,000	126
Cablevision Systems, Cl A	8,326	200
Career Education *	2,100	58
Carmax * (A)	13,600	275
Carnival	1,300	47
CBS, Cl B	69,400	902
Chico’s FAS	47,600	645
Chipotle Mexican Grill, Cl A * (A)	1,200	126
Coach	84,550	3,081
Comcast, Cl A	328,957	5,408
Cooper Tire & Rubber	34,400	603
Core-Mark Holding *	2,100	67
Darden Restaurants	18,800	762
DeVry	300	19
Dick’s Sporting Goods *	3,100	75
DIRECTV, Cl A *	132,374	4,481
Discovery Communications, Cl C *	9,000	239
DISH Network, Cl A	32,200	643
Dollar Tree *	9,200	513
DreamWorks Animation SKG, Cl A *	1,700	74
Eastman Kodak (A)	309,300	1,837
Education Management *	6,000	119
Expedia (A)	9,000	200
Family Dollar Stores (A)	2,500	83
Ford Motor * (A)	268,900	3,157
Gannett (A)	40,600	615
Gap	62,400	1,342
Garmin (A)	17,600	562
Gentex	1,800	35
Goodyear Tire & Rubber *	2,500	33
Hanesbrands * (A)	1,500	39
Harley-Davidson	1,400	34
Harman International Industries	1,500	65
Hasbro	14,100	504
Helen of Troy *	5,800	140
Home Depot	42,800	1,335
International Game Technology	11,300	198
Interpublic Group *	4,000	30
J.C. Penney	58,700	1,619

Description	Shares	Market Value ($ Thousands)
Jarden	12,900	$414
Johnson Controls (A)	83,969	2,611
Jones Apparel Group	11,300	190
Kohl’s *	5,994	323
Lamar Advertising, Cl A *	900	27
Las Vegas Sands *	700	12
Leggett & Platt	14,800	281
Lennar, Cl A	3,500	57
Liberty Global, Cl A *	26,000	699
Liberty Media - Capital, Ser A *	3,600	122
Liberty Media - Interactive, Cl A *	8,500	107
Liberty Media - Starz *	3,500	178
Limited Brands (A)	8,900	197
Lithia Motors, Cl A *	5,700	36
LKQ *	500	10
Lowe’s	229,051	5,431
Macy’s	99,600	1,907
Madison Square Garden, Cl A *	2,081	41
Magna International, Cl A	1,800	103
Marriott International, Cl A (A)	6,728	182
Mattel	2,400	53
McDonald’s	28,925	1,847
McGraw-Hill	8,400	287
MGM Mirage * (A)	7,000	74
NetFlix * (A)	400	27
Newell Rubbermaid	13,700	188
News, Cl A (A)	99,300	1,328
NIKE, Cl B (A)	76,890	5,198
Nordstrom (A)	1,400	52
NutriSystem (A)	2,500	49
NVR *	100	71
Office Depot *	6,700	48
Omnicom Group	25,700	941
O’Reilly Automotive * (A)	6,200	244
Oxford Industries	2,500	48
Penn National Gaming *	2,800	65
PetSmart	23,000	626
Phillips-Van Heusen	10,700	466
Polo Ralph Lauren, Cl A	1,700	136
priceline.com * (A)	14,400	3,265
RadioShack	29,500	577
Ross Stores	27,100	1,325
Royal Caribbean Cruises *	1,700	48
Sally Beauty Holdings * (A)	19,100	156
Scholastic (A)	1,800	53
Scripps Networks Interactive, Cl A	4,900	194
Sears Holdings * (A)	35,500	3,396
Service International	20,200	163
Sherwin-Williams	16,500	1,046
Signet Jewelers *	3,600	104
Sonic Automotive, Cl A * (A)	10,600	109
Stanley Works (A)	500	29
Staples	224,067	5,772
Starbucks * (A)	17,300	396
Starwood Hotels & Resorts Worldwide (A)	1,000	39
Strayer Education (A)	1,100	250
Superior Industries International	2,100	30
Target	88,281	4,548
Tempur-Pedic International *	9,800	278
Thor Industries	4,200	143
Tiffany	1,200	53

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	1

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
Time Warner	177,856	$5,165
Time Warner Cable, Cl A (A)	52,493	2,451
TJX	32,400	1,349
TRW Automotive Holdings *	47,500	1,276
Universal Technical Institute *	4,300	109
Urban Outfitters *	5,100	164
VF	8,659	670
Viacom, Cl B *	67,828	2,011
Virgin Media (A)	12,500	202
Walt Disney	85,461	2,670
Wendy’s, Cl A	6,600	32
Whirlpool (A)	11,400	959
Williams-Sonoma	3,100	67
WMS Industries * (A)	4,200	159
Wyndham Worldwide	20,100	462
Wynn Resorts * (A)	300	19
Yum! Brands	69,500	2,343

		109,823

Consumer Staples — 8.3%
Altria Group	8,964	180
Archer-Daniels-Midland	65,700	1,929
Avon Products	30,330	923
BJ’s Wholesale Club * (A)	27,000	977
Bunge	17,200	1,025
Campbell Soup (A)	18,500	617
Chiquita Brands International *	1,500	22
Clorox	4,200	258
Coca-Cola	103,581	5,461
Coca-Cola Enterprises	73,200	1,870
Colgate-Palmolive (A)	31,739	2,632
ConAgra Foods	88,200	2,157
Corn Products International	14,000	456
Costco Wholesale (A)	34,870	2,126
CVS Caremark	66,767	2,253
Dean Foods *	10,300	150
Del Monte Foods	56,700	665
Diageo ADR (A)	25,200	1,645
Dole Food * (A)	15,800	185
Dr Pepper Snapple Group	16,700	530
Estee Lauder, Cl A	1,400	84
General Mills	14,146	1,019
Green Mountain Coffee Roasters * (A)	1,600	135
Herbalife	16,600	665
Hershey (A)	6,300	250
HJ Heinz	2,507	115
Hormel Foods	2,800	115
JM Smucker	3,000	179
Kellogg	6,182	322
Kimberly-Clark	11,854	720
Kraft Foods, Cl A	66,834	1,900
Kroger	28,422	628
Lorillard	2,159	158
Mead Johnson Nutrition, Cl A	44,100	2,086
Molson Coors Brewing, Cl B	1,200	48
NBTY *	4,200	191
Pepsi Bottling Group	7,000	268
PepsiAmericas	3,400	102
PepsiCo	153,898	9,614
Philip Morris International	75,787	3,712
Prestige Brands Holdings *	12,300	99
Procter & Gamble	284,821	18,024

Description	Shares	Market Value ($ Thousands)
Ralcorp Holdings *	11,400	$762
Reynolds American (A)	37,084	1,958
Safeway	59,800	1,490
Sanderson Farms (A)	6,600	323
Sara Lee	43,500	590
Smithfield Foods * (A)	5,500	95
Supervalu (A)	31,400	480
Sysco	5,300	153
Tyson Foods, Cl A	13,500	230
USANA Health Sciences *	600	16
Walgreen	128,900	4,543
Wal-Mart Stores	104,649	5,658
Whole Foods Market * (A)	5,800	206

		82,999

Energy — 9.7%
Alpha Natural Resources *	767	35
Anadarko Petroleum	4,500	316
Apache	23,000	2,384
Arch Coal	500	11
Atwood Oceanics *	1,000	33
Baker Hughes (A)	1,301	62
BJ Services	8,100	177
Cabot Oil & Gas	4,100	164
Cal Dive International *	12,300	87
Cameron International *	2,858	117
Canadian Natural Resources	28,237	1,915
Chesapeake Energy	96,000	2,551
Chevron	199,184	14,401
Cimarex Energy	5,600	335
Concho Resources *	1,200	56
ConocoPhillips	170,297	8,174
Consol Energy	300	15
Devon Energy	30,900	2,128
Diamond Offshore Drilling (A)	7,100	620
Dresser-Rand Group *	3,000	93
El Paso	40,900	428
Encore Acquisition *	500	25
EOG Resources	36,800	3,461
Exxon Mobil	347,655	22,597
FMC Technologies * (A)	7,500	421
Halliburton	85,030	2,564
Helix Energy Solutions Group *	69,800	803
Helmerich & Payne	500	20
Hess	10,753	632
Holly	14,100	362
James River Coal *	4,400	70
Marathon Oil	105,364	3,050
Massey Energy (A)	600	26
Murphy Oil	48,200	2,502
Nabors Industries *	600	13
National Oilwell Varco	43,344	1,884
Newfield Exploration *	1,500	77
Noble	16,300	689
Noble Energy	2,200	160
Occidental Petroleum	66,929	5,344
Oceaneering International *	2,100	127
Oil States International *	19,400	835
Overseas Shipholding Group (A)	6,300	280
Patterson-UTI Energy	41,300	638
Peabody Energy	6,200	285
PetroHawk Energy *	700	15
Pioneer Natural Resources	1,100	51

2	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
Plains Exploration & Production *	1,000	$33
Pride International *	700	20
Quicksilver Resources *	900	13
Range Resources	30,702	1,554
Rowan *	800	21
SandRidge Energy * (A)	3,800	30
Schlumberger	67,906	4,149
SEACOR Holdings *	500	38
Southern Union	64,700	1,549
Southwestern Energy *	30,500	1,298
Spectra Energy	18,700	408
St. Mary Land & Exploration	600	19
Stone Energy *	18,400	314
Suncor Energy	11,934	345
Sunoco (A)	17,900	472
Tidewater	11,300	504
Transocean *	18,300	1,461
Unit *	800	35
Valero Energy	47,300	829
Williams	90,200	1,943
XTO Energy	16,587	758

		96,826

Financials — 15.0%
ACE	4,200	210
Affiliated Managers Group *	800	57
Aflac	112,340	5,555
Allied World Assurance Holdings	8,900	410
Allstate	114,000	3,562
American Equity Investment Life Holding	9,700	85
American Express	154,967	5,918
American Financial Group	9,900	256
American International Group * (A)	5,800	144
AmeriCredit * (A)	5,800	129
Ameriprise Financial	54,600	2,186
Annaly Capital Management ‡	79,900	1,469
Anworth Mortgage Asset ‡	4,100	28
Argo Group International Holdings	4,400	122
Associated Banc (A)	1,900	25
Assurant	22,507	687
AvalonBay Communities ‡ (A)	203	16
Axis Capital Holdings	17,100	538
Bancorpsouth (A)	1,100	21
Bank of America	764,958	12,744
Bank of New York Mellon	134,686	3,841
BB&T (A)	19,401	554
BlackRock, Cl A	2,900	635
BOK Financial (A)	12,300	566
Boston Properties ‡	400	27
Brandywine Realty Trust ‡	29,300	328
Brookfield Asset Management, Cl A	32,100	760
Camden Property Trust ‡	1,100	44
Capital One Financial (A)	104,400	3,941
Cardinal Financial	4,400	43
CB Richard Ellis Group, Cl A *	8,800	116
CBL & Associates Properties ‡ (A)	6,600	78
Charles Schwab (A)	41,385	758
Chimera Investment ‡	107,900	432
Chubb	41,000	2,069

Description	Shares	Market Value ($ Thousands)
Cincinnati Financial	10,500	$282
Citigroup *	997,830	3,393
CME Group, Cl A	20,095	6,062
Colony Financial ‡	700	14
Comerica	14,700	530
Cowen Group, Cl A *	5,200	28
Credicorp	2,700	211
Cullen/Frost Bankers	700	38
Discover Financial Services	16,700	228
Eaton Vance (A)	4,400	133
Endurance Specialty Holdings (A)	25,400	977
Equity Residential ‡	700	25
Essex Property Trust ‡ (A)	300	26
Everest Re Group	14,300	1,221
Federal Realty Investment Trust ‡	300	21
Federated Investors, Cl B (A)	11,000	275
Fifth Third Bancorp	18,000	220
First American	2,400	77
First Bancorp	1,300	18
First Community Bancshares (A)	3,300	38
First Financial Holdings	2,700	32
First Horizon National *	4,081	52
Flagstone Reinsurance Holdings	4,600	53
FNB (Pennsylvania) (A)	4,300	33
Franklin Resources	15,271	1,553
Fulton Financial	6,000	58
Genworth Financial, Cl A *	11,800	188
Goldman Sachs Group	55,389	8,660
Greenhill (A)	300	21
Hartford Financial Services Group	39,223	956
HCC Insurance Holdings	500	14
HCP ‡ (A)	10,600	305
Hospitality Properties Trust ‡	17,200	378
Host Hotels & Resorts ‡ * (A)	5,515	65
HRPT Properties Trust ‡	134,600	945
Hudson City Bancorp	105,900	1,432
Huntington Bancshares	149,100	717
IntercontinentalExchange *	32,000	3,433
Invesco	19,400	380
Jefferies Group (A)	5,900	147
Jones Lang LaSalle	15,500	987
JPMorgan Chase	416,896	17,497
Keycorp	23,400	167
Lakeland Bancorp	2,700	21
Lazard, Cl A	2,500	90
Legg Mason	600	15
Liberty Property Trust ‡	3,300	102
Lincoln National	14,600	368
Loews	10,247	374
M&T Bank (A)	1,500	116
Macerich ‡ (A)	1,314	47
Mack-Cali Realty ‡	400	13
Marsh & McLennan	1,700	39
Marshall & Ilsley	16,000	113
MBIA * (A)	1,300	6
MetLife	67,390	2,452
MFA Mortgage Investments ‡	41,600	301
Montpelier Re Holdings (A)	27,200	483
Moody’s (A)	34,800	926
Morgan Stanley	89,517	2,523
MSCI, Cl A *	5,800	174
Nationwide Health Properties ‡	1,000	33
Nelnet, Cl A	6,200	98

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	3

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
Northern Trust (A)	15,985	$852
NYSE Euronext (A)	106,500	2,810
OceanFirst Financial	2,300	24
Parkway Properties ‡	2,700	45
PartnerRe	300	24
People’s United Financial	26,060	411
Phoenix * (A)	13,300	32
Platinum Underwriters Holdings	13,200	494
PNC Financial Services Group	54,729	2,942
Presidential Life	3,200	31
Principal Financial Group (A)	13,400	311
Progressive	16,500	283
Protective Life	5,700	105
Provident Financial Services	2,600	28
Prudential Financial	37,600	1,971
Public Storage ‡	1,600	131
Ramco-Gershenson Properties ‡	4,200	42
Raymond James Financial (A)	1,000	26
Rayonier ‡	400	17
Regions Financial (A)	47,455	320
RenaissanceRe Holdings	4,100	227
Resource Capital ‡	6,800	43
Senior Housing Properties Trust ‡	4,200	87
Simon Property Group ‡	1,023	80
SL Green Realty ‡ (A)	1,500	77
SLM *	14,500	162
St. Joe * (A)	1,500	41
StanCorp Financial Group	900	39
State Street	58,800	2,641
SunTrust Banks (A)	17,300	412
T. Rowe Price Group (A)	28,132	1,426
Taubman Centers ‡ (A)	29,900	1,158
TCF Financial (A)	700	10
TD Ameritrade Holding * (A)	4,300	75
Torchmark (A)	20,845	969
Transatlantic Holdings	1,500	75
Travelers	76,518	4,024
Trustco Bank (A)	19,200	116
UDR ‡	4,200	71
Unitrin	1,500	36
Unum Group	74,200	1,544
US Bancorp	126,055	3,102
Ventas ‡	1,200	53
Waddell & Reed Financial, Cl A	3,700	122
Webster Financial (A)	9,900	158
Wells Fargo	441,264	12,064
White Mountains Insurance Group	300	104
WR Berkley (A)	5,700	147
XL Capital, Cl A	62,000	1,133
Zions Bancorporation (A)	7,900	147

		149,780

Health Care — 13.0%
Abbott Laboratories	75,741	4,111
Aetna	104,900	3,146
Allergan	150,520	8,795
Allscripts-Misys Healthcare Solutions * (A)	19,300	345
American Medical Systems Holdings *	8,300	150
AmerisourceBergen	31,700	889
Amgen *	109,506	6,199

Description	Shares	Market Value ($ Thousands)
Amylin Pharmaceuticals *	3,100	$59
Atrion	100	16
Baxter International	58,016	3,303
Beckman Coulter	2,400	157
Becton Dickinson	18,451	1,437
Biogen Idec *	33,240	1,829
Boston Scientific * (A)	110,800	858
Bristol-Myers Squibb	155,713	3,817
Bruker *	10,700	134
C.R. Bard	4,250	356
Cantel Medical	2,300	45
Cardinal Health	5,000	170
Celgene *	1,776	106
Cerner * (A)	2,500	208
Charles River Laboratories International * (A)	4,500	171
CIGNA	27,314	936
Community Health Systems *	2,000	69
Cooper (A)	1,300	52
Covance * (A)	2,600	147
Coventry Health Care *	22,500	522
Covidien	37,993	1,866
Dendreon *	6,800	212
Edwards Lifesciences *	1,300	119
Eli Lilly	74,904	2,572
Endo Pharmaceuticals Holdings *	18,900	430
Express Scripts *	7,750	744
Forest Laboratories *	70,800	2,115
Genzyme *	68,050	3,892
Gilead Sciences *	145,512	6,928
Health Management Associates, Cl A *	8,700	64
Health Net *	5,300	122
Henry Schein *	1,000	57
Hill-Rom Holdings	3,800	100
Hologic * (A)	2,800	48
Hospira *	13,500	706
Humana *	26,500	1,254
Idexx Laboratories * (A)	5,800	306
Intuitive Surgical *	3,400	1,180
Invacare	2,400	65
Inverness Medical Innovations * (A)	2,500	98
Johnson & Johnson	194,346	12,244
Kinetic Concepts *	15,900	667
King Pharmaceuticals * (A)	41,600	468
Laboratory Corp of America Holdings *	2,652	194
Life Technologies *	7,800	396
LifePoint Hospitals *	700	21
Lincare Holdings * (A)	1,200	48
McKesson	17,200	1,017
Medco Health Solutions *	83,046	5,252
Medicis Pharmaceutical, Cl A	2,300	52
Mednax *	3,800	203
Medtronic	92,771	4,026
Merck	151,692	5,594
Meridian Bioscience	5,600	124
Mettler Toledo International *	4,200	417
Millipore *	2,900	274
Mylan Laboratories * (A)	13,500	288
Novo Nordisk ADR (A)	46,300	3,293
Par Pharmaceutical *	8,700	218

4	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
Patterson *	3,700	$110
PerkinElmer	3,600	80
Perrigo (A)	4,000	198
Pfizer	474,389	8,326
Quest Diagnostics	15,300	868
ResMed *	400	23
Sirona Dental Systems *	800	29
St. Jude Medical *	78,446	2,998
Stryker (A)	42,200	2,241
Tenet Healthcare *	31,600	167
Teva Pharmaceutical Industries ADR (A)	29,972	1,799
Thermo Fisher Scientific *	30,794	1,502
United Therapeutics *	1,000	57
UnitedHealth Group	268,300	9,085
Universal Health Services, Cl B	19,900	617
Valeant Pharmaceuticals International * (A)	28,700	1,068
Vertex Pharmaceuticals * (A)	1,000	41
Waters *	1,400	83
Watson Pharmaceuticals * (A)	21,500	855
WellPoint *	60,100	3,718
Zimmer Holdings *	10,300	591

		130,157

Industrials — 7.8%
3M	32,198	2,581
Aecom Technology *	1,500	41
AGCO * (A)	700	24
Aircastle	4,300	42
Alexander & Baldwin	2,100	68
Alliant Techsystems * (A)	8,300	659
AO Smith	1,100	50
Avery Dennison	1,800	57
Avis Budget Group * (A)	3,000	32
BE Aerospace *	1,200	31
Boeing (A)	36,330	2,295
Bucyrus International, Cl A	400	25
C.H. Robinson Worldwide (A)	3,787	202
Canadian National Railway	12,700	669
Carlisle	2,700	92
Caterpillar	4,600	262
Cintas	200	5
Con-way (A)	2,900	94
Copa Holdings, Cl A	1,800	98
Corrections of America *	7,400	159
Crane	10,000	317
CSX	9,990	474
Cummins	29,632	1,682
Danaher	24,085	1,782
Deere	2,700	155
Dollar Thrifty Automotive Group * (A)	4,500	135
Dover	12,100	548
Dun & Bradstreet	207	15
DynCorp International, Cl A *	9,300	104
Eaton	8,900	606
Emerson Electric	32,133	1,521
Ennis	4,200	65
Equifax	600	19
Expeditors International Washington (A)	106,300	3,877
FedEx	21,300	1,805

Description	Shares	Market Value ($ Thousands)
Flowserve	1,400	$140
Fluor	3,100	133
Foster Wheeler *	17,100	421
Gardner Denver	20,400	890
General Cable * (A)	900	22
General Dynamics	42,586	3,090
General Electric	825,743	13,261
Gibraltar Industries *	1,800	21
Goodrich (A)	25,600	1,680
Harsco	26,600	799
Herman Miller	1,800	33
Hertz Global Holdings *	700	7
Honeywell International	15,222	611
Hubbell, Cl B	4,800	225
Illinois Tool Works	36,900	1,680
Iron Mountain	2,100	54
ITT	4,460	228
JB Hunt Transport Services	1,100	39
Joy Global	5,600	284
Kansas City Southern *	1,900	65
KBR (A)	39,300	814
Kirby *	1,400	46
L-3 Communications Holdings, Cl 3	20,200	1,847
Lennox International	1,300	55
Lincoln Electric Holdings (A)	1,000	48
Lockheed Martin	11,185	870
Manpower	6,800	350
Masco	1,200	16
McDermott International *	4,100	94
Norfolk Southern	10,300	530
Northrop Grumman	63,659	3,900
Oshkosh Truck	16,900	644
Owens Corning *	10,100	238
Parker Hannifin	36,501	2,201
Precision Castparts	1,925	217
Quanta Services *	69,600	1,322
Raytheon	75,544	4,248
Rockwell Automation	6,200	335
Rockwell Collins	3,600	203
RR Donnelley & Sons	61,300	1,219
Ryder System	4,600	162
Schawk, Cl A	1,400	18
Shaw Group *	100	3
Southwest Airlines	2,400	30
Spirit Aerosystems Holdings, Cl A *	4,600	88
SPX	12,000	714
Standex International	1,200	30
Tennant	1,200	29
Textron (A)	2,400	48
Thomas & Betts *	800	29
Toro (A)	5,600	246
Towers Watson, Cl A	3,900	172
TransDigm Group	500	25
Tredegar	800	13
Tyco International	27,400	988
Union Pacific	32,423	2,184
United Parcel Service, Cl B	41,545	2,440
United Technologies	94,438	6,483
URS *	900	42
Valmont Industries	300	21
Verisk Analytics, Cl A *	1,000	29

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	5

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)

WABCO Holdings	2,000	$53
Waste Management	11,000	363
Werner Enterprises (A)	6,000	134
WESCO International *	800	23
WW Grainger	5,900	600

		78,438

Information Technology — 20.1%
Activision Blizzard	4,500	48
Adobe Systems *	121,417	4,207
Advanced Micro Devices * (A)	6,100	48
Agilent Technologies *	5,000	157
Alliance Data Systems * (A)	1,100	61
Altera (A)	3,400	83
Amdocs *	45,400	1,320
Amphenol, Cl A	1,600	67
Analog Devices	7,800	228
Ansys *	500	22
AOL *	503	12
Apple *	89,268	18,266
Applied Materials	4,200	51
Arris Group *	4,600	47
Arrow Electronics *	5,000	141
Autodesk *	46,500	1,296
Automatic Data Processing	1,446	60
Avnet *	22,700	627
BMC Software *	17,400	641
Brightpoint *	6,400	46
Broadcom, Cl A (A)	52,960	1,659
Broadridge Financial Solutions	7,000	147
Brocade Communications Systems *	6,500	38
CA	110,800	2,493
Cadence Design Systems *	11,800	67
Cirrus Logic *	4,800	34
Cisco Systems *	505,545	12,300
Citrix Systems * (A)	41,498	1,785
Cognizant Technology Solutions, Cl A *	7,700	371
CommScope *	800	20
Computer Sciences *	22,100	1,145
Corning	107,500	1,895
Cree *	1,800	122
Cypress Semiconductor *	4,400	52
DealerTrack Holdings *	1,600	23
Dell *	47,100	623
Diebold	1,700	49
Dolby Laboratories, Cl A *	700	37
DST Systems * (A)	6,900	265
eBay *	248,420	5,719
EchoStar, Cl A *	5,200	105
Electronic Arts * (A)	31,350	520
EMC *	335,499	5,868
Equinix * (A)	600	57
F5 Networks *	3,600	201
Factset Research Systems (A)	2,400	159
Fairchild Semiconductor International, Cl A *	10,700	110
Fidelity National Information Services	17,706	399
Fiserv *	7,200	347
Flextronics International *	110,600	770
Global Payments	1,500	64

Description	Shares	Market Value ($ Thousands)

Google, Cl A *	27,408	$14,438
Harris	26,300	1,189
Hewitt Associates, Cl A *	5,000	190
Hewlett-Packard	203,919	10,357
IAC *	9,100	204
infoGROUP *	1,800	14
Ingram Micro, Cl A *	47,300	837
Intel	439,204	9,017
International Business Machines	84,433	10,737
Intersil, Cl A (A)	10,100	150
Intuit * (A)	127,000	4,110
Jabil Circuit	13,900	211
Juniper Networks *	7,600	213
Kla-Tencor (A)	8,500	248
Lam Research *	6,100	207
Lender Processing Services	2,600	99
Lexmark International, Cl A *	700	24
Linear Technology (A)	5,100	139
Loral Space & Communications *	700	23
LSI *	19,900	107
Marvell Technology Group *	46,000	889
Mastercard, Cl A (A)	17,140	3,846
Maxim Integrated Products (A)	5,700	106
McAfee *	8,800	349
Microchip Technology (A)	8,800	238
Micron Technology * (A)	126,200	1,143
Micros Systems *	6,800	204
Microsoft	560,524	16,065
Molex (A)	3,800	78
Monster Worldwide * (A)	5,900	82
Motorola *	40,700	275
National Instruments	800	25
National Semiconductor (A)	7,300	106
NCR *	28,000	353
NetApp *	10,000	300
NeuStar, Cl A *	7,500	174
Nokia ADR	127,100	1,712
Nortel Networks *	5	—
Novellus Systems *	6,700	148
Nuance Communications *	1,900	27
Nvidia *	1,200	19
ON Semiconductor * (A)	1,900	15
Oracle	192,808	4,753
Paychex (A)	59,300	1,775
Pegasystems	2,300	83
PMC - Sierra *	23,800	198
QLogic *	1,300	24
Qualcomm	262,435	9,629
Rackspace Hosting * (A)	80,100	1,588
Rambus * (A)	3,300	72
Red Hat *	47,100	1,321
Rovi * (A)	7,308	245
SAIC *	31,400	619
Salesforce.com *	2,100	143
Seagate Technology	90,900	1,810
Semtech *	7,500	119
Silicon Laboratories * (A)	2,000	91
Sybase *	3,000	133
Symantec *	213,040	3,526
Synopsys *	5,100	112
Tech Data *	15,000	643
Tellabs	19,200	133
Teradata *	110,500	3,369

6	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)

Teradyne * (A)	2,400	$24
Texas Instruments (A)	202,132	4,928
Total System Services (A)	12,900	184
Trimble Navigation *	600	16
Tyco Electronics	28,700	735
Varian Semiconductor Equipment Associates *	700	21
VeriSign * (A)	147,200	3,668
Visa, Cl A (A)	89,676	7,648
Vishay Intertechnology *	45,000	461
VMware, Cl A * (A)	1,100	54
WebMD Health, Cl A * (A)	3,310	143
Western Digital *	37,800	1,460
Western Union	63,542	1,003
Xerox	94,263	883
Xilinx (A)	32,440	838
Yahoo! *	299,481	4,585
Zebra Technologies, Cl A *	20,200	577

		201,154

Materials — 3.4%
A. Schulman	4,000	94
AEP Industries *	2,900	101
Air Products & Chemicals	4,800	329
Albemarle	4,000	150
Alcoa (A)	67,400	896
Allegheny Technologies	400	17
Ashland	17,800	838
Ball	14,500	784
Bemis	7,300	214
Boise *	5,100	24
Cabot	800	23
Celanese, Cl A	12,400	387
CF Industries Holdings	500	53
Commercial Metals (A)	1,200	20
Compass Minerals International	300	23
Crown Holdings *	9,700	265
Cytec Industries	1,600	68
Dow Chemical	2,500	71
E.I. Du Pont de Nemours	35,000	1,180
Eagle Materials	600	14
Eastman Chemical	27,300	1,626
Ecolab	11,860	500
FMC	100	6
Freeport-McMoRan Copper & Gold, Cl B	58,000	4,359
Greif, Cl A	3,000	154
Huntsman	11,400	157
International Flavors & Fragrances	600	25
International Paper	43,200	1,001
Lubrizol	23,900	1,888
MeadWestvaco	7,700	177
Monsanto	16,917	1,195
Nalco Holding	62,900	1,463
NewMarket	2,900	258
Newmont Mining	13,000	641
Nucor	35,800	1,482
Omnova Solutions *	8,600	53
Owens-Illinois *	16,000	474
Packaging of America	1,200	29
Pactiv *	16,100	399
Potash Corp of Saskatchewan	12,389	1,368

Description	Shares	Market Value ($ Thousands)

PPG Industries	3,400	$209
Praxair	40,931	3,076
Reliance Steel & Aluminum	1,800	80
Rock-Tenn, Cl A	15,750	659
RPM International	8,700	167
Scotts Miracle-Gro, Cl A	6,900	269
Sealed Air	42,500	868
Sigma-Aldrich	500	24
Sonoco Products	25,300	748
Southern Copper (A)	49,300	1,447
Spartech	7,900	81
Stepan	800	38
Syngenta ADR (A)	49,500	2,570
Temple-Inland	6,400	119
Terra Industries	1,600	66
Valspar (A)	3,200	88
Walter Industries	4,700	369
WR Grace *	3,000	87

		33,771

Telecommunication Services — 3.1%
American Tower, Cl A *	27,054	1,154
AT&T	534,434	13,259
BCE	39,100	1,085
CenturyTel	33,891	1,162
Crown Castle International *	136,373	5,155
NII Holdings *	19,700	737
Qwest Communications International (A)	7,900	36
SBA Communications, Cl A *	2,000	71
Sprint Nextel *	151,900	506
Telephone & Data Systems	27,400	855
tw telecom , Cl A *	1,600	26
Verizon Communications	238,962	6,913

		30,959

Utilities — 3.4%
AES *	506,887	5,926
AGL Resources	8,100	294
Allegheny Energy	1,300	29
Alliant Energy	17,200	544
Ameren	18,200	450
American Electric Power	36,900	1,241
American Water Works	2,200	49
Aqua America (A)	7,400	127
Atmos Energy	11,900	327
Calpine *	7,700	84
CMS Energy (A)	32,300	493
Consolidated Edison	300	13
Constellation Energy Group	27,700	971
Dominion Resources	35,500	1,349
DPL	40,200	1,067
DTE Energy (A)	36,100	1,567
Duke Energy	9,100	149
Edison International	77,200	2,519
Energen	22,900	1,041
Entergy	21,000	1,595
Equities	9,400	411
Exelon	50,454	2,185
FirstEnergy	24,400	943
FPL Group	26,300	1,220
Mirant *	98,000	1,233

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	7

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

February 28, 2010

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

National Fuel Gas	15,100	$751
NiSource	3,700	55
NRG Energy *	11,100	242
NV Energy	56,200	624
OGE Energy	1,900	69
Oneok	700	31
Pepco Holdings	13,800	232
PG&E (A)	17,619	739
Pinnacle West Capital (A)	16,800	612
PPL	2,565	73
Public Service Enterprise Group	65,040	1,933
Questar	2,300	97
Sempra Energy	46,467	2,285
TECO Energy	3,800	58
Xcel Energy	945	20

		33,648

Total Common Stock (Cost $823,269) ($ Thousands)		947,555

AFFILIATED PARTNERSHIP — 8.9%
SEI Liquidity Fund, L.P.,
0.240% (B) ** †	89,460,883	88,794

Total Affiliated Partnership (Cost $89,461) ($ Thousands)		88,794

CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.070% ** †	17,704,558	17,705

Total Cash Equivalent (Cost $17,705) ($ Thousands)		17,705

U.S. TREASURY OBLIGATION — 0.8%
U.S. Treasury Bill (C) (D)
0.126%, 06/03/10	$7,761	7,758

Total U.S. Treasury Obligation (Cost $7,758) ($ Thousands)		7,758

Total Investments — 106.3% (Cost $938,193)($ Thousands)††		$1,061,812

Percentages are based on a Net Assets of $998,939 ($ Thousands).

A summary of the open futures contracts held by the Fund at February 28, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Composite Index	133	Mar-2010	$496
S&P Mid 400 E-MINI	66	Mar-2010	101

			$597

For the period ended February 28, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2010.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust

††	At February 28, 2010, the tax basis cost of the Fund’s investments was $938,193 ($Thousands), and the unrealized appreciation and depreciation were $152,766 ($Thousands) and $(29,147) ($Thousands) respectively.

(A)	This security or a partial position of this security is on loan at February 28, 2010. The total value of securities on loan at February 28, 2010 was $87,475 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2010 was $88,794 ($ Thousands).

(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(D)	Zero coupon security. The rate reported is the effective yield at time of purchase

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

Ser — Series

See end of Form N-Q Filing for ASC 820 disclosure.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 80.6%

Consumer Discretionary — 9.5%
99 Cents Only Stores *	5,000	$83
Abercrombie & Fitch, Cl A	900	33
Advance Auto Parts	1,900	77
Aeropostale *	1,900	67
Amazon.com *	10,936	1,295
American Eagle Outfitters	2,800	47
American Greetings, Cl A	5,000	95
Apollo Group, Cl A *	4,975	298
ArvinMeritor *	1,600	19
Asbury Automotive Group *	5,000	58
Autoliv	3,100	138
AutoNation *	600	11
AutoZone *	300	50
Bed Bath & Beyond *	1,500	62
Best Buy	10,213	373
Black & Decker	621	45
Bob Evans Farms	1,400	40
BorgWarner	1,500	56
Brinker International	600	11
Brink’s Home Security Holdings *	1,748	73
Cablevision Systems, Cl A	4,100	99
Career Education *	400	11
Carmax *	6,700	135
Carnival	700	25
CBS, Cl B	2,100	27
Chico’s FAS	22,000	298
Chipotle Mexican Grill, Cl A *	2,800	293
Coach	33,700	1,228
Comcast, Cl A	187,515	3,083
Cooper Tire & Rubber	2,400	42
Core-Mark Holding *	400	13
Darden Restaurants	2,700	109
DeVry	4,700	297
Dick’s Sporting Goods *	1,600	39
DIRECTV, Cl A *	38,100	1,290
Discovery Communications, Cl C *	4,300	114
DISH Network, Cl A	21,275	425
Dollar Tree *	3,900	217
DreamWorks Animation SKG, Cl A *	700	30
Eastman Kodak	83,900	498
Education Management *	2,600	52
Expedia	4,300	96
Family Dollar Stores	1,400	46
Ford Motor *	148,062	1,739
Fossil *	9,400	341
Gannett	1,600	24
Gap	37,500	806
Garmin	13,200	422
Gentex	1,300	25
Goodyear Tire & Rubber *	1,300	17
Hanesbrands *	800	21
Harley-Davidson	700	17
Harman International Industries	700	30
Helen of Troy *	3,200	77
Home Depot	12,400	387
International Game Technology	5,500	97
Interpublic Group *	2,000	15
ITT Educational Services *	4,600	501
J.C. Penney	15,475	427

Description	Shares	Market Value ($ Thousands)
Jarden	500	$16
Johnson Controls	15,100	470
Jones Apparel Group	5,000	84
Kenneth Cole Productions, Cl A	1,000	11
Kohl’s *	20,047	1,079
Lamar Advertising, Cl A *	100	3
Las Vegas Sands *	500	8
Leggett & Platt	7,800	148
Lennar, Cl A	1,800	30
Liberty Global, Cl A *	1,400	38
Liberty Media - Capital, Ser A *	1,800	61
Liberty Media - Interactive, Cl A *	4,600	58
Liberty Media - Starz *	1,710	87
Limited Brands	17,900	396
Lithia Motors, Cl A *	2,800	18
Lowe’s	31,900	756
Macy’s	25,300	484
Madison Square Garden, Cl A *	1,025	20
Marriott International, Cl A	6,783	184
McDonald’s	8,100	517
McGraw-Hill	4,000	137
MGM Mirage *	3,300	35
NetFlix *	7,300	482
Newell Rubbermaid	5,900	81
News, Cl A	10,200	136
NIKE, Cl B	18,300	1,237
Nordstrom	700	26
Office Depot *	3,300	24
Omnicom Group	2,600	95
O’Reilly Automotive *	3,000	118
Oxford Industries	2,000	39
Penn National Gaming *	1,200	28
PetSmart	1,000	27
Phillips-Van Heusen	5,400	235
Polo Ralph Lauren, Cl A	900	72
priceline.com *	4,300	975
RadioShack	700	14
Ross Stores	19,700	964
Royal Caribbean Cruises *	900	25
Sally Beauty Holdings *	7,600	62
Scripps Networks Interactive, Cl A	2,400	95
Sears Holdings *	7,600	727
Service International	9,900	80
Signet Jewelers *	1,800	52
Sonic Automotive, Cl A *	10,900	112
Stanley Works	400	23
Staples	40,200	1,036
Starbucks *	19,600	449
Starwood Hotels & Resorts Worldwide	500	19
Strayer Education	300	68
Superior Industries International	1,100	16
Target	18,100	933
Tempur-Pedic International *	5,700	162
Thor Industries	2,600	88
Tiffany	600	27
Time Warner	49,062	1,425
Time Warner Cable, Cl A	8,079	377
TJX	12,900	537
TRW Automotive Holdings *	9,600	258
Universal Technical Institute *	1,600	40
Urban Outfitters *	2,500	80

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	1

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
VF	3,800	$294
Viacom, Cl B *	11,500	341
Virgin Media	6,100	99
Walt Disney	11,562	361
Wendy’s, Cl A	3,200	16
Whirlpool	3,400	286
Williams-Sonoma	1,800	39
WMS Industries *	2,000	76
Wyndham Worldwide	500	12
Wynn Resorts *	200	13
Yum! Brands	19,225	648

		34,413

Consumer Staples — 7.5%
Altria Group	4,600	93
Andersons	300	10
Archer-Daniels-Midland	35,900	1,054
Avon Products	4,300	131
BJ’s Wholesale Club *	8,000	289
Bunge	5,100	304
Clorox	2,900	178
Coca-Cola	18,700	986
Coca-Cola Enterprises	19,200	491
Colgate-Palmolive	2,800	232
ConAgra Foods	30,700	751
Corn Products International	9,600	313
Costco Wholesale	4,000	244
CVS Caremark	5,804	196
Dean Foods *	4,600	67
Del Monte Foods	9,700	114
Diageo ADR	5,700	372
Dole Food *	5,200	61
Dr Pepper Snapple Group	8,100	257
Estee Lauder, Cl A	700	42
General Mills	900	65
Green Mountain Coffee Roasters *	800	67
Herbalife	13,500	541
Hershey	3,200	127
HJ Heinz	1,100	50
Hormel Foods	1,500	62
JM Smucker	1,500	90
Kellogg	2,200	115
Kimberly-Clark	6,400	389
Kraft Foods, Cl A	13,160	374
Kroger	24,900	550
Lorillard	1,000	73
Mead Johnson Nutrition, Cl A	900	42
Molson Coors Brewing, Cl B	200	8
NBTY *	2,000	91
Pepsi Bottling Group	4,389	168
PepsiAmericas	1,905	57
PepsiCo	26,850	1,677
Philip Morris International	66,277	3,246
Prestige Brands Holdings *	4,200	34
Procter & Gamble	69,600	4,404
Reynolds American	5,100	269
Sanderson Farms	2,600	127
Sara Lee	83,381	1,131
Smithfield Foods *	2,200	38
Supervalu	67,740	1,034
Sysco	86,953	2,513
Tyson Foods, Cl A	24,200	412
USANA Health Sciences *	400	11

Description	Shares	Market Value ($ Thousands)
Walgreen	39,443	$1,390
Wal-Mart Stores	35,600	1,925
Weis Markets	400	14
Whole Foods Market *	3,300	117

		27,396

Energy — 7.2%
Alpha Natural Resources *	333	15
Anadarko Petroleum	2,200	154
Apache	600	62
Arch Coal	300	7
Atwood Oceanics *	400	13
Baker Hughes	800	38
BJ Services	5,586	122
Cabot Oil & Gas	2,100	84
Cameron International *	1,400	58
Chesapeake Energy	21,900	582
Chevron	76,421	5,525
Cimarex Energy	900	54
Concho Resources *	600	28
ConocoPhillips	82,989	3,983
Consol Energy	200	10
Devon Energy	5,900	406
Diamond Offshore Drilling	700	61
Dresser-Rand Group *	1,700	53
El Paso	6,600	69
Encore Acquisition *	697	35
EOG Resources	11,000	1,035
Exxon Mobil	104,073	6,765
FMC Technologies *	2,600	146
Gulfport Energy *	1,000	9
Halliburton	10,900	329
Helix Energy Solutions Group *	15,900	183
Helmerich & Payne	200	8
Hess	18,103	1,064
James River Coal *	2,200	35
Marathon Oil	31,400	909
Massey Energy	300	13
Murphy Oil	28,349	1,471
Nabors Industries *	300	7
National Oilwell Varco	1,689	73
Newfield Exploration *	700	36
Noble Energy	1,000	73
Occidental Petroleum	4,000	319
Oceaneering International *	900	54
Patterson-UTI Energy	30,800	476
Peabody Energy	2,800	129
PetroHawk Energy *	400	9
Pioneer Natural Resources	400	19
Plains Exploration & Production *	500	16
Pride International *	300	8
Quicksilver Resources *	1,100	16
Range Resources	1,100	56
Rowan *	400	10
SandRidge Energy *	900	7
Schlumberger	8,600	526
SEACOR Holdings *	100	8
Southern Union	4,100	98
Southwestern Energy *	1,100	47
Spectra Energy	8,200	179
St. Mary Land & Exploration	500	16
Stone Energy *	8,300	142
Tidewater	1,100	49

2	SEI Institutional Investments Trust /Quarterly Reporting/ February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
Transocean *	2,900	$232
Unit *	400	17
Williams	9,000	194
XTO Energy	5,011	229

		26,371

Financials — 11.6%
Affiliated Managers Group *	500	36
Aflac	35,625	1,762
Allied World Assurance Holdings	3,700	170
Allstate	23,400	731
American Equity Investment Life Holding	3,200	28
American Express	69,427	2,651
American Financial Group	11,700	303
American International Group *	2,600	64
AmeriCredit *	2,600	58
Ameriprise Financial	5,900	236
Annaly Capital Management ‡	22,800	419
Anworth Mortgage Asset ‡	7,700	52
Argo Group International Holdings	3,000	83
Associated Banc	100	1
Assurant	1,300	40
AvalonBay Communities ‡	103	8
Axis Capital Holdings	9,300	292
Bancorpsouth	500	10
Bank of America	126,405	2,106
Bank of New York Mellon	37,550	1,071
BB&T	2,600	74
BlackRock, Cl A	3,056	669
Boston Properties ‡	200	14
Brandywine Realty Trust ‡	14,700	165
Camden Property Trust ‡	800	32
Capital One Financial	22,300	842
CB Richard Ellis Group, Cl A *	4,300	57
CBL & Associates Properties ‡	3,900	46
Charles Schwab	2,000	37
Chimera Investment ‡	118,005	472
Chubb	16,500	833
Citigroup *	150,553	512
CME Group, Cl A	4,275	1,290
Colony Financial ‡	400	8
Comerica	2,400	87
Compass Diversified Holdings	700	9
Cowen Group, Cl A *	1,500	8
Credicorp	8,300	648
Cullen/Frost Bankers	400	22
Discover Financial Services	81,897	1,118
Eaton Vance	2,200	66
Endurance Specialty Holdings	11,800	454
Equity Residential ‡	100	4
Essex Property Trust ‡	100	9
Everest Re Group	6,200	530
Federal Realty Investment Trust ‡	100	7
Federated Investors, Cl B	3,300	83
Fifth Third Bancorp	8,700	106
First American	1,200	39
First Commonwealth Financial	8,000	45
First Community Bancshares	800	9
First Horizon National *	1,850	24
Flagstone Reinsurance Holdings	1,900	22
Franklin Resources	9,400	956

Description	Shares	Market Value ($ Thousands)
Fulton Financial	3,400	$33
Genworth Financial, Cl A *	5,500	88
Goldman Sachs Group	12,835	2,007
Greenhill	100	7
Hartford Financial Services Group	10,900	266
HCC Insurance Holdings	300	8
HCP ‡	1,700	49
Hospitality Properties Trust ‡	400	9
Host Hotels & Resorts ‡ *	2,826	33
HRPT Properties Trust ‡	10,100	71
Hudson City Bancorp	75,178	1,016
Huntington Bancshares	20,200	97
IntercontinentalExchange *	9,400	1,008
Invesco	6,400	125
Invesco Mortgage Capital ‡	500	11
Jefferies Group	2,800	70
Jones Lang LaSalle	300	19
JPMorgan Chase	46,000	1,931
Keycorp	4,900	35
Lazard, Cl A	1,400	50
Legg Mason	500	13
Liberty Property Trust ‡	1,500	46
Lincoln National	1,700	43
Loews	5,100	186
M&T Bank	600	46
Macerich ‡	605	22
Mack-Cali Realty ‡	100	3
Marsh & McLennan	800	18
Marshall & Ilsley	8,200	58
MetLife	2,500	91
MFA Mortgage Investments ‡	18,400	133
Moody’s	27,308	727
Morgan Stanley	8,800	248
MSCI, Cl A *	2,900	87
Nationwide Health Properties ‡	700	23
Nelnet, Cl A	1,500	24
New York Community Bancorp	61,054	946
Northern Trust	1,200	64
NYSE Euronext	43,100	1,137
OceanFirst Financial	900	9
PartnerRe	100	8
Phoenix *	7,300	17
Platinum Underwriters Holdings	11,500	430
Plum Creek Timber ‡	2,328	83
PNC Financial Services Group	13,205	710
Presidential Life	1,300	13
Principal Financial Group	2,800	65
Progressive	4,000	69
Protective Life	3,300	60
Prudential Financial	8,200	430
Public Storage ‡	800	66
Ramco-Gershenson Properties ‡	2,000	20
Raymond James Financial	400	10
Rayonier ‡	300	12
Regions Financial	10,850	73
RenaissanceRe Holdings	1,500	83
Resource Capital ‡	3,900	25
Senior Housing Properties Trust ‡	1,700	35
Simon Property Group ‡	517	41
SL Green Realty ‡	600	31
SLM *	7,100	79
St. Joe *	900	25
StanCorp Financial Group	400	17

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	3

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
State Street	17,050	$766
SunTrust Banks	2,300	55
Susquehanna Bancshares	2,400	20
T. Rowe Price Group	30,961	1,569
Taubman Centers ‡	400	16
TCF Financial	400	6
TD Ameritrade Holding *	1,800	31
Torchmark	200	9
Transatlantic Holdings	600	30
Travelers	19,600	1,031
Trustco Bank	9,900	60
UDR ‡	2,100	35
United America Indemnity, Cl A *	1,100	9
Unitrin	1,500	36
Unum Group	600	12
US Bancorp	67,297	1,656
Ventas ‡	700	31
Waddell & Reed Financial, Cl A	1,700	56
Webster Financial	1,300	21
Wells Fargo	133,428	3,648
WesBanco	1,200	18
White Mountains Insurance Group	100	35
XL Capital, Cl A	8,100	148
Zions Bancorporation	4,100	76

		42,051

Health Care — 11.2%
Abbott Laboratories	9,367	508
Aetna	23,800	714
Allergan	35,900	2,098
Allscripts-Misys Healthcare Solutions *	10,500	188
American Medical Systems Holdings *	3,700	67
AmerisourceBergen	51,029	1,431
Amgen *	64,704	3,663
Amylin Pharmaceuticals *	1,300	25
Baxter International	2,800	159
Beckman Coulter	1,100	72
Becton Dickinson	1,900	148
Biogen Idec *	15,917	876
Boston Scientific *	11,000	85
Bristol-Myers Squibb	30,300	743
Bruker *	4,200	53
Cardinal Health	53,537	1,819
Celgene *	800	48
Cerner *	1,200	99
Charles River Laboratories International *	2,200	83
CIGNA	4,100	140
Community Health Systems *	1,100	38
Cooper	400	16
Covance *	1,200	68
Coventry Health Care *	5,000	116
Dendreon *	3,500	109
Edwards Lifesciences *	600	55
Eli Lilly	10,600	364
Endo Pharmaceuticals Holdings *	2,700	61
Express Scripts *	9,298	893
Forest Laboratories *	5,700	170
Genzyme *	16,425	939
Gilead Sciences *	44,000	2,095

Description	Shares	Market Value ($ Thousands)
Health Management Associates, Cl A *	4,300	$31
Health Net *	18,200	420
Henry Schein *	400	23
Hill-Rom Holdings	1,900	50
Hologic *	1,100	19
Hospira *	5,400	283
Humana *	300	14
Idexx Laboratories *	3,100	164
Intuitive Surgical *	1,400	486
Inverness Medical Innovations *	1,400	55
Johnson & Johnson	67,845	4,274
Kinetic Concepts *	1,500	63
King Pharmaceuticals *	4,400	49
Laboratory Corp of America Holdings *	1,900	139
Life Technologies *	3,800	193
LifePoint Hospitals *	300	9
McKesson	41,551	2,458
Medco Health Solutions *	26,700	1,688
Medicis Pharmaceutical, Cl A	1,400	32
Mednax *	1,700	91
Medtronic	31,325	1,359
Merck	27,838	1,027
Meridian Bioscience	2,000	44
Mettler Toledo International *	1,800	179
Millipore *	1,400	132
Mylan Laboratories *	6,900	147
Novo Nordisk ADR	13,400	953
Par Pharmaceutical *	3,800	95
Patterson *	1,800	53
PerkinElmer	1,800	40
Perrigo	8,100	402
Pfizer	132,395	2,324
Quest Diagnostics	6,300	358
ResMed *	100	6
St. Jude Medical *	1,400	53
Stryker	10,621	564
Tenet Healthcare *	15,500	82
Thermo Fisher Scientific *	8,600	419
United Therapeutics *	600	34
UnitedHealth Group	59,500	2,015
Universal Health Services, Cl B	3,300	102
Valeant Pharmaceuticals International *	12,500	465
Vertex Pharmaceuticals *	500	20
Waters *	700	42
Watson Pharmaceuticals *	1,200	48
WellPoint *	16,600	1,027
Zimmer Holdings *	1,200	69

		40,543

Industrials — 7.5%
3M	10,700	858
Aecom Technology *	700	19
AGCO *	100	3
Aircastle	2,400	23
Alexander & Baldwin	1,000	32
Alliant Techsystems *	3,200	254
AO Smith	500	23
Avery Dennison	900	28
BE Aerospace *	500	13
Boeing	3,925	248

4	SEI Institutional Investments Trust /Quarterly Reporting/ February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
Bucyrus International, Cl A	100	$6
C.H. Robinson Worldwide	5,700	304
Carlisle	1,900	65
Caterpillar	2,200	126
Cintas	200	5
Con-way	1,400	45
Copa Holdings, Cl A	800	44
Corrections of America *	,600	77
Crane	5,200	165
CSX	3,900	185
Cummins	100	6
Deere	1,400	80
Dollar Thrifty Automotive Group *	2,000	60
Dover	10,500	475
Dun & Bradstreet	100	7
DynCorp International, Cl A *	3,000	34
Eaton	3,600	245
Emerson Electric	200	9
Ennis	2,900	45
Expeditors International Washington	28,400	1,036
FedEx	5,800	492
Flowserve	600	60
Fluor	33,205	1,421
Foster Wheeler *	8,100	199
Gardner Denver	8,600	375
General Cable *	400	10
General Dynamics	30,948	2,245
General Electric	131,720	2,115
Gibraltar Industries *	1,000	12
Goodrich	8,000	525
Harsco	1,900	57
Herman Miller	800	15
Hertz Global Holdings *	400	4
Honeywell International	3,300	133
Hubbell, Cl B	3,618	170
Illinois Tool Works	41,657	1,896
Iron Mountain	1,000	26
ITT	3,500	179
JB Hunt Transport Services	400	14
Joy Global	2,500	127
Kansas City Southern *	900	31
KBR	27,300	566
Kirby *	700	23
L-3 Communications Holdings, Cl 3	3,200	293
Lennox International	1,000	42
Lincoln Electric Holdings	600	29
Lockheed Martin	20,473	1,592
Manpower	3,300	170
Masco	700	9
McDermott International *	2,300	52
Navistar International *	5,800	227
Norfolk Southern	200	10
Northrop Grumman	21,552	1,320
Oshkosh Truck	20,000	762
Owens Corning *	14,800	348
Parker Hannifin	4,700	284
Precision Castparts	900	102
Quanta Services *	16,100	306
Raytheon	16,200	911
Rockwell Automation	2,800	151
Rockwell Collins	1,800	101

Description	Shares	Market Value ($ Thousands)
RR Donnelley & Sons	15,400	$306
Ryder System	2,600	92
Schawk, Cl A	1,000	13
Shaw Group *	400	14
Southwest Airlines	38,573	485
Spirit Aerosystems Holdings, Cl A *	1,900	36
SPX	200	12
Standex International	400	10
Tennant	1,200	29
Textron	1,300	26
Thomas & Betts *	500	18
Toro	2,000	88
Towers Watson, Cl A	2,500	110
TransDigm Group	100	5
Tyco International	17,300	624
Union Pacific	11,600	782
United Parcel Service, Cl B	15,413	905
United Technologies	16,350	1,122
URS *	300	14
Valmont Industries	200	14
Verisk Analytics, Cl A *	500	14
WABCO Holdings	1,000	27
Waste Management	3,363	111
Werner Enterprises	3,300	74
WESCO International *	500	15
WW Grainger	3,200	325

		27,195

Information Technology — 18.2%
Activision Blizzard	2,100	22
Adobe Systems *	24,400	845
Advanced Micro Devices *	2,200	17
Agilent Technologies *	2,400	75
Alliance Data Systems *	500	28
Altera	1,800	44
Amdocs *	400	12
Amphenol, Cl A	800	33
Analog Devices	3,800	111
Ansys *	400	18
AOL *	293	7
Apple *	17,075	3,494
Applied Materials	2,800	34
Arris Group *	1,800	19
Arrow Electronics *	2,200	62
Autodesk *	10,500	293
Automatic Data Processing	700	29
Avnet *	19,000	525
AVX	1,000	12
BMC Software *	7,800	287
Brightpoint *	3,800	27
Broadcom, Cl A	10,600	332
Broadridge Financial Solutions	3,600	76
Brocade Communications Systems *	3,700	22
CA	31,000	697
Cadence Design Systems *	5,200	30
Celestica *	29,600	303
Cirrus Logic *	3,000	21
Cisco Systems *	135,000	3,285
Citrix Systems *	800	34
Cognizant Technology Solutions, Cl A *	3,700	178

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	5

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
CommScope *	600	$15
Computer Sciences *	8,146	422
Corning	97,699	1,722
Cree *	1,000	68
Cypress Semiconductor *	2,400	28
Dell *	109,614	1,450
Diebold	800	23
Dolby Laboratories, Cl A *	300	16
DST Systems *	2,000	77
eBay *	39,200	902
EchoStar, Cl A *	2,600	52
Electronic Arts *	8,500	141
EMC *	64,700	1,132
Equinix *	300	28
F5 Networks *	1,900	106
Factset Research Systems	1,300	86
Fidelity National Information Services	8,059	182
Fiserv *	2,900	140
Flextronics International *	67,700	471
Global Payments	700	30
Google, Cl A *	8,105	4,270
Harris	13,100	592
Hewlett-Packard	46,000	2,336
IAC *	3,800	85
infoGROUP *	1,000	8
Ingram Micro, Cl A *	27,800	492
Intel	128,000	2,628
International Business Machines	46,827	5,955
Intersil, Cl A	6,200	92
Intuit *	39,200	1,268
Jabil Circuit	22,100	335
Juniper Networks *	1,500	42
Kla-Tencor	4,200	122
Lam Research *	3,800	129
Lender Processing Services	1,300	49
Lexmark International, Cl A *	300	10
Linear Technology	2,600	71
Loral Space & Communications *	400	13
LSI *	2,100	11
Marvell Technology Group *	20,300	392
Mastercard, Cl A	4,700	1,054
Maxim Integrated Products	2,800	52
McAfee *	3,400	135
Microchip Technology	4,300	116
Micron Technology *	15,300	139
Micros Systems *	3,100	93
Microsoft	275,998	7,910
Molex	1,400	29
Monster Worldwide *	2,900	40
Motorola *	19,900	135
National Instruments	400	13
National Semiconductor	3,900	57
NetApp *	4,900	147
NeuStar, Cl A *	17,600	408
Nokia ADR	28,600	385
Novellus Systems *	3,400	75
Nuance Communications *	900	13
Nvidia *	600	10
ON Semiconductor *	1,100	9
Oplink Communications *	400	6
Oracle	37,200	917
Paychex	13,600	407

Description	Shares	Market Value ($ Thousands)
Pegasystems	1,100	$40
PMC—Sierra *	12,500	104
Power Integrations	400	14
QLogic *	600	11
Qualcomm	55,875	2,050
Rackspace Hosting *	18,000	357
Rambus *	1,600	35
Red Hat *	12,000	337
Research In Motion *	3,700	262
Rovi *	3,600	121
Salesforce.com *	1,200	81
Seagate Technology	53,700	1,069
Semtech *	3,300	52
Silicon Laboratories *	1,000	46
Sybase *	1,500	67
Symantec *	98,300	1,627
Synopsys *	2,600	57
Tech Data *	13,816	592
Tellabs	8,900	62
Teradata *	35,000	1,067
Teradyne *	1,200	12
Texas Instruments	143,514	3,499
Total System Services	7,000	100
Trimble Navigation *	400	11
Varian Semiconductor Equipment Associates *	400	12
VeriSign *	42,900	1,069
Visa, Cl A	23,700	2,021
Vishay Intertechnology *	2,400	25
VMware, Cl A *	600	30
WebMD Health, Cl A *	1,788	77
Western Digital *	19,100	738
Western Union	13,500	213
Xerox	7,435	70
Xilinx	3,000	78
Yahoo! *	54,450	834
Zebra Technologies, Cl A *	2,000	57

		66,010

Materials — 3.1%
A. Schulman	1,600	38
AEP Industries *	500	17
Air Products & Chemicals	2,300	158
Airgas	440	28
Albemarle	2,100	79
Alcoa	26,000	346
Allegheny Technologies	200	9
Ashland	1,600	75
Ball	2,600	141
Bemis	13,800	404
Boise *	2,000	9
Cabot	11,100	322
Celanese, Cl A	5,500	171
CF Industries Holdings	471	50
Commercial Metals	100	2
Compass Minerals International	100	7
Crown Holdings *	4,700	128
Cytec Industries	800	34
Dow Chemical	1,200	34
E.I. Du Pont de Nemours	35,233	1,188
Eagle Materials	300	7
Eastman Chemical	1,400	83
Ecolab	300	13

6	SEI Institutional Investments Trust /Quarterly Reporting/ February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
FMC	200	$11
Freeport-McMoRan Copper & Gold, Cl B	6,400	481
Greif, Cl A	1,400	72
Huntsman	81,421	1,118
International Flavors & Fragrances	200	8
International Paper	1,100	26
Lubrizol	11,100	877
MeadWestvaco	3,800	87
Monsanto	4,100	290
Nalco Holding	18,200	423
NewMarket	1,200	107
Newmont Mining	6,100	300
Nucor	6,300	261
Owens-Illinois *	2,500	74
Packaging of America	200	5
Pactiv *	9,804	243
PPG Industries	1,700	105
Praxair	10,300	774
Rock-Tenn, Cl A	1,600	67
RPM International	4,300	83
Scotts Miracle-Gro, Cl A	3,500	137
Sealed Air	4,900	100
Sigma-Aldrich	100	5
Sonoco Products	400	12
Southern Copper	31,100	913
Spartech	3,400	35
Stepan	500	24
Syngenta ADR	14,400	747
Temple-Inland	3,100	58
Terra Industries	1,138	47
Valspar	1,500	41
Walter Industries	5,300	416
	1,100	32

		11,322

Telecommunication Services — 2.5%
AT&T	194,276	4,820
BCE	9,700	269
CenturyTel	9,273	318
Crown Castle International *	33,800	1,278
NII Holdings *	13,600	509
Qwest Communications International	4,000	18
Rogers Communications, Cl B	7,900	261
SBA Communications, Cl A *	1,200	42
Sprint Nextel *	169,905	566
tw telecom , Cl A *	100	2
Verizon Communications	34,600	1,001

		9,084

Utilities — 2.3%
AES *	162,426	1,899
AGL Resources	400	15
Allegheny Energy	1,715	39
American Water Works	1,100	25
Aqua America	4,700	80
Atmos Energy	300	8
Calpine *	3,800	41
CMS Energy	3,600	55
Consolidated Edison	100	4

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Constellation Energy Group	11,000	$386
Dominion Resources	2,700	103
DPL	2,900	77
DTE Energy	500	22
Edison International	19,300	630
Energen	2,900	132
Entergy	300	23
Equities	4,900	214
Exelon	300	13
FirstEnergy	21,198	819
FPL Group	10,700	496
Mirant *	45,300	570
National Fuel Gas	1,900	95
NiSource	1,800	27
NRG Energy *	1,800	39
NV Energy	41,400	460
OGE Energy	1,000	37
Oneok	300	13
PG&E	900	38
Pinnacle West Capital	1,400	51
PPL	9,554	272
Public Service Enterprise Group	20,000	594
Questar	1,000	42
Sempra Energy	15,200	747
TECO Energy	2,200	34
UGI	16,879	423
Xcel Energy	500	10

		8,533

Total Common Stock (Cost $262,710) ($ Thousands)		292,918

AFFILIATED PARTNERSHIP — 12.2%
SEI LIBOR Plus Portfolio †	6,723,909	44,378

Total Affiliated Partnership (Cost $58,112) ($ Thousands)		44,378

CASH EQUIVALENT — 4.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.070% ** †	17,638,446	17,638

Total Cash Equivalent (Cost $17,638) ($ Thousands)		17,638

U.S. TREASURY OBLIGATIONS — 2.2%
U.S. Treasury Bills 0.122%, 06/03/10 (A) (B) 0.326%, 02/10/11 (A) (B) (C)	$7,698 300	7,695 299

Total U.S. Treasury Obligations (Cost $7,994) ($ Thousands)		7,994

Total Investments — 99.8% (Cost $346,454)($ Thousands) ††		$362,928

Percentages are based on a Net Assets of $363,579 ($ Thousands).

SEI Institutional Investments Trust /Quarterly Reporting/ February 28, 2010	7

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

February 28, 2010

A summary of the open futures contracts held by the Fund at February 28, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	26	Mar-2010	$8
S&P 500 Composite Index	245	Mar-2010	539

			$547

For the period ended February 28, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of February 28, 2010.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust

††	At February 28, 2010, the tax basis cost of the Fund’s investments was $346,454 ($Thousands), and the unrealized appreciation and depreciation were $37,183 ($Thousands) and $(20,709) ($Thousands) respectively.

(A)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(B)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(C)	Security is when issued.

ADR — American Depositary Receipt

Cl — Class

LIBOR — London Interbank Offered Rate

Ser — Series

S&P — Standard & Poor’s

See end of Form N-Q Filing for ASC 820 disclosure.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional Investments Trust /Quarterly Reporting/ February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 81.6%

Consumer Discretionary — 8.6%
99 Cents Only Stores *	22,500	$371
Abercrombie & Fitch, Cl A	32,600	1,187
Aeropostale * (A)	22,300	789
Amazon.com *	215,581	25,525
American Greetings, Cl A	22,100	421
Apollo Group, Cl A * (A)	138,072	8,268
Asbury Automotive Group *	13,100	152
Autoliv	4,608	206
AutoNation * (A)	71,200	1,264
AutoZone * (A)	14,300	2,373
Bed Bath & Beyond * (A)	33,100	1,377
Best Buy	446,493	16,297
Big Lots *	9,700	325
Black & Decker	16,719	1,212
Carnival	52,800	1,899
CBS, Cl B	39,700	516
Chico’s FAS (A)	362,400	4,911
Chipotle Mexican Grill, Cl A * (A)	5,600	586
Coach (A)	412,100	15,017
Comcast, Cl A	3,879,765	63,783
Cooper Tire & Rubber	24,500	430
Darden Restaurants (A)	520,900	21,122
DIRECTV, Cl A *	92,200	3,121
DISH Network, Cl A	303,944	6,070
Dollar Tree * (A)	37,300	2,079
DR Horton (A)	23,700	293
Eastman Kodak (A)	207,071	1,230
Education Management *	11,900	237
Expedia (A)	105,300	2,342
Family Dollar Stores (A)	20,900	690
Ford Motor * (A)	3,236,424	37,996
Gannett (A)	258,800	3,921
Gap	225,400	4,846
Gentex	19,500	378
Goodyear Tire & Rubber * (A)	61,600	800
Harley-Davidson (A)	28,700	706
Harman International Industries (A)	29,800	1,285
Hasbro (A)	338,090	12,097
Helen of Troy *	11,100	268
Home Depot (A)	833,298	25,999
International Game Technology	109,900	1,929
Interpublic Group *	97,500	731
J Crew Group * (A)	—	—
J.C. Penney (A)	65,600	1,809
Johnson Controls (A)	1,030,316	32,043
Jones Apparel Group	101,300	1,708
Kohl’s * (A)	220,238	11,853
Las Vegas Sands * (A)	334,130	5,557
Leggett & Platt	199,300	3,777
Lennar, Cl A (A)	98,400	1,615
Limited Brands (A)	907,620	20,068
Lithia Motors, Cl A *	19,300	123
Lowe’s	188,100	4,460
Macy’s	1,242,918	23,802
Maidenform Brands *	8,900	153
Marriott International, Cl A (A)	287,837	7,803
Mattel	28,000	616
McDonald’s (A)	282,232	18,020
McGraw-Hill (A)	111,200	3,803

Description	Shares	Market Value ($ Thousands)
Meredith (A)	24,200	$743
New York Times, Cl A * (A)	119,929	1,312
Newell Rubbermaid (A)	353,900	4,866
News, Cl A (A)	435,000	5,816
NIKE, Cl B (A)	40,700	2,751
Nordstrom (A)	16,426	607
NutriSystem (A)	56,000	1,084
NVR * (A)	18,575	13,157
Office Depot * (A)	140,100	1,012
Omnicom Group (A)	66,800	2,446
O’Reilly Automotive * (A)	56,600	2,224
Oxford Industries	7,900	154
Phillips-Van Heusen	16,300	709
Polo Ralph Lauren, Cl A (A)	36,900	2,950
priceline.com *	11,900	2,698
RadioShack	50,400	986
Ross Stores (A)	163,800	8,011
Royal Caribbean Cruises *	468,210	13,236
Sally Beauty Holdings * (A)	58,800	482
Scripps Networks Interactive, Cl A	65,600	2,597
Sears Holdings * (A)	8,100	775
Sherwin-Williams	6,000	380
Sonic Automotive, Cl A * (A)	130,800	1,347
Stanley Works (A)	12,800	733
Staples	23,300	600
Starbucks * (A)	926,525	21,227
Starwood Hotels & Resorts Worldwide (A)	13,200	511
Target	398,662	20,539
Tempur-Pedic International *	123,600	3,510
Thor Industries	20,500	695
Tiffany	36,500	1,620
Time Warner (A)	764,075	22,189
Time Warner Cable, Cl A (A)	406,752	18,991
TJX	266,500	11,094
TRW Automotive Holdings * (A)	117,800	3,165
Ulta Salon Cosmetics & Fragrance *	9,500	174
Universal Technical Institute * (A)	9,500	240
Urban Outfitters *	20,200	651
VF (A)	23,900	1,849
Viacom, Cl B *	453,700	13,452
Walt Disney	448,650	14,016
Whirlpool (A)	34,300	2,887
Wyndham Worldwide	59,800	1,375
Wynn Resorts * (A)	10,500	667
Yum! Brands	158,500	5,345

		628,132

Consumer Staples — 9.1%
Altria Group	1,453,114	29,237
Andersons	5,300	171
Archer-Daniels-Midland	777,310	22,822
Avon Products	61,300	1,866
Brown-Forman, Cl B	23,232	1,216
Bunge (A)	52,000	3,099
Chiquita Brands International *	17,900	261
Coca-Cola	701,684	36,993
Coca-Cola Enterprises	901,877	23,043
Colgate-Palmolive (A)	90,500	7,506
Constellation Brands, Cl A *	12,000	181
Costco Wholesale	75,000	4,573

SEI Institutional Investments Trust /Quarterly Reporting/ February 28, 2010	1

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
CVS Caremark	215,208	$7,263
Dean Foods *	550,231	8,028
Dole Food * (A)	19,900	233
Dr Pepper Snapple Group	142,600	4,528
Estee Lauder, Cl A (A)	101,269	6,089
General Mills	284,940	20,518
Hershey (A)	137,347	5,461
Hormel Foods (A)	24,600	1,011
JM Smucker	17,000	1,015
Kellogg	26,900	1,403
Kimberly-Clark	286,511	17,402
Kraft Foods, Cl A (A)	324,883	9,236
Kroger	5,300	117
Lorillard	16,500	1,205
Mead Johnson Nutrition, Cl A	37,600	1,779
Molson Coors Brewing, Cl B	11,300	456
Pepsi Bottling Group	109,651	4,192
PepsiCo (A)	719,707	44,960
Philip Morris International	1,555,026	76,165
Procter & Gamble	1,565,767	99,082
Reynolds American (A)	122,900	6,489
Safeway	34,900	870
Sanderson Farms (A)	42,500	2,081
Sara Lee (A)	1,492,515	20,238
Supervalu (A)	1,226,858	18,734
Sysco	953,119	27,545
Tyson Foods, Cl A (A)	1,117,085	19,035
Walgreen	944,870	33,297
Wal-Mart Stores	1,672,832	90,450
Whole Foods Market * (A)	148,000	5,253

		665,103

Energy — 9.0%
Anadarko Petroleum (A)	87,400	6,129
Apache	153,490	15,908
Baker Hughes (A)	73,673	3,531
BJ Services	125,030	2,732
Cabot Oil & Gas (A)	37,200	1,493
Cal Dive International *	162,200	1,144
Cameron International *	49,300	2,028
Chesapeake Energy (A)	363,100	9,648
Chevron	1,903,319	137,610
ConocoPhillips	1,225,346	58,817
Consol Energy	3,900	196
Denbury Resources * (A)	18,700	263
Devon Energy (A)	197,000	13,565
Diamond Offshore Drilling (A)	19,700	1,720
El Paso	1,561,400	16,348
EOG Resources	18,100	1,702
Exxon Mobil	3,230,837	210,004
FMC Technologies * (A)	110,600	6,213
Halliburton	485,680	14,643
Helix Energy Solutions Group * (A)	207,400	2,387
Hess	663,851	39,035
James River Coal *	13,500	215
Marathon Oil	672,530	19,470
Massey Energy (A)	11,000	474
Murphy Oil	329,385	17,095
Nabors Industries * (A)	19,200	423
National Oilwell Varco	318,200	13,832
Noble Energy	18,300	1,329
Occidental Petroleum	189,398	15,124

Description	Shares	Market Value ($ Thousands)
Patterson-UTI Energy	150,653	$2,326
Peabody Energy	39,200	1,802
Pioneer Natural Resources (A)	33,200	1,549
Range Resources (A)	29,400	1,488
Rowan *	18,000	468
Schlumberger	383,427	23,427
Smith International (A)	9,200	377
Southwestern Energy * (A)	18,100	770
Spectra Energy	42,100	918
Stone Energy *	50,800	866
Tesoro (A)	13,200	157
Williams	177,400	3,821
XTO Energy	240,895	11,009

		662,056

Financials — 12.3%
Affiliated Managers Group * (A)	78,000	5,548
Aflac	67,600	3,343
Allied World Assurance Holdings	43,100	1,987
Allstate	56,994	1,781
American Express	1,818,566	69,451
American International Group * (A)	92,400	2,289
Ameriprise Financial (A)	106,436	4,261
Annaly Capital Management ‡ (A)	906,495	16,661
Anworth Mortgage Asset ‡	95,800	648
Argo Group International Holdings	5,000	139
Assurant	102,600	3,131
AvalonBay Communities ‡ (A)	4,100	334
Bank of America	4,741,450	78,993
Bank of New York Mellon	705,198	20,112
BB&T (A)	46,100	1,315
Berkshire Hathaway, Cl B *	156,674	12,554
Berkshire Hathaway, Cl A *	65	7,787
BlackRock, Cl A (A)	86,481	18,922
Boston Private Financial Holdings (A)	44,400	304
Boston Properties ‡ (A)	22,100	1,501
Capital One Financial (A)	137,300	5,183
CB Richard Ellis Group, Cl A * (A)	136,400	1,800
Charles Schwab (A)	33,800	619
Chimera Investment ‡	2,020,104	8,080
Citigroup * (A)	7,032,816	23,912
CME Group, Cl A	35,210	10,622
Colonial Properties Trust ‡ (A)	42,800	505
Comerica (A)	87,500	3,157
Community Bank System (A)	22,300	500
Discover Financial Services	1,136,156	15,509
Endurance Specialty Holdings (A)	33,140	1,275
Federated Investors, Cl B (A)	95,100	2,379
Fifth Third Bancorp	304,900	3,723
First Horizon National * (A)	46,110	590
Franklin Resources (A)	93,609	9,522
Genworth Financial, Cl A * (A)	140,200	2,235
Goldman Sachs Group	390,609	61,072
Hartford Financial Services Group	402,164	9,801
HCP ‡ (A)	53,800	1,548
Host Hotels & Resorts ‡ * (A)	134,562	1,576
Hudson City Bancorp	1,068,080	14,440
Huntington Bancshares (A)	1,267,300	6,096
IntercontinentalExchange *	16,800	1,802
Invesco	176,500	3,459

2	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
JPMorgan Chase	1,676,462	$70,361
Keycorp (A)	223,100	1,595
Legg Mason (A)	17,800	460
Leucadia National * (A)	14,300	339
Lincoln National	184,700	4,651
Loews (A)	87,000	3,172
M&T Bank (A)	18,000	1,394
Marsh & McLennan	16,200	376
Marshall & Ilsley (A)	341,300	2,416
MBIA * (A)	28,400	137
MetLife	855,363	31,127
MFA Mortgage Investments ‡ (A)	601,700	4,356
Montpelier Re Holdings	19,600	348
Moody’s (A)	591,878	15,756
Morgan Stanley	213,616	6,020
New York Community Bancorp (A)	960,120	14,872
Northern Trust (A)	2,800	149
NYSE Euronext (A)	211,445	5,578
PartnerRe	7,674	611
People’s United Financial	581,770	9,175
Platinum Underwriters Holdings	11,100	415
Plum Creek Timber ‡ (A)	49,145	1,756
PNC Financial Services Group (A)	521,837	28,054
Principal Financial Group (A)	82,800	1,922
Progressive	90,000	1,543
Prudential Financial (A)	421,500	22,091
Public Storage ‡ (A)	14,000	1,151
Regions Financial (A)	772,500	5,214
Simon Property Group ‡ (A)	40,889	3,201
SLM * (A)	268,900	3,006
State Street	113,900	5,115
SunTrust Banks (A)	83,400	1,986
Susquehanna Bancshares (A)	25,000	209
T. Rowe Price Group (A)	574,949	29,144
Torchmark	8,500	395
Travelers (A)	635,295	33,410
Unum Group	50,500	1,051
US Bancorp (A)	1,657,677	40,795
Ventas ‡ (A)	25,000	1,105
Vornado Realty Trust ‡ (A)	2,141	141
Wells Fargo	3,510,894	95,988
XL Capital, Cl A	418,200	7,640
Zions Bancorporation (A)	116,700	2,164

		900,855

Health Care — 10.4%
Abbott Laboratories	736,414	39,973
Aetna	36,400	1,092
Allergan	169,800	9,921
Allscripts-Misys Healthcare Solutions * (A)	34,400	615
American Medical Systems Holdings * (A)	53,100	962
AmerisourceBergen	853,376	23,929
Amgen * (A)	1,160,028	65,669
Baxter International	200,600	11,420
Becton Dickinson	45,500	3,543
Biogen Idec *	184,903	10,172
Boston Scientific * (A)	225,100	1,742
Bristol-Myers Squibb (A)	869,447	21,310
Bruker *	13,400	168
Cardinal Health	765,477	26,003

Description	Shares	Market Value ($ Thousands)
CareFusion *	34,900	$881
Celgene * (A)	88,400	5,262
CIGNA	105,400	3,611
Coventry Health Care * (A)	151,400	3,509
DaVita *	1,700	105
Eli Lilly	351,272	12,063
Express Scripts *	258,312	24,801
Forest Laboratories *	61,000	1,823
Gilead Sciences *	466,656	22,217
Haemonetics * (A)	6,800	364
Hospira *	112,000	5,861
Humana *	12,600	596
Intuitive Surgical * (A)	35,800	12,428
Invacare (A)	21,800	595
Johnson & Johnson	2,077,824	130,903
King Pharmaceuticals * (A)	130,800	1,472
Laboratory Corp of America Holdings * (A)	21,200	1,554
Life Technologies * (A)	75,400	3,827
Lincare Holdings *	114,000	4,578
McKesson	744,109	44,014
Medco Health Solutions *	220,248	13,928
Medicis Pharmaceutical, Cl A	30,700	691
Medtronic	791,699	34,360
Merck	739,107	27,258
Meridian Bioscience	19,900	441
Mettler Toledo International * (A)	17,800	1,770
Millipore *	42,700	4,031
Mylan Laboratories * (A)	171,700	3,664
Par Pharmaceutical *	62,300	1,559
Patterson *	41,600	1,235
PerkinElmer	56,000	1,244
Pfizer	4,385,069	76,958
Quest Diagnostics (A)	92,800	5,266
Quidel * (A)	47,800	624
Sirona Dental Systems *	20,900	750
St. Jude Medical *	35,500	1,357
Stryker (A)	207,236	11,004
Tenet Healthcare *	486,300	2,563
Thermo Fisher Scientific * (A)	354,900	17,308
UnitedHealth Group	204,900	6,938
Waters *	152,340	9,089
Watson Pharmaceuticals * (A)	93,300	3,712
WellPoint *	640,438	39,624
Zimmer Holdings *	32,500	1,863

		764,220

Industrials — 8.6%
3M	629,529	50,457
Alaska Air Group *	7,800	273
Alliant Techsystems * (A)	40,300	3,202
Avery Dennison	68,700	2,171
Boeing (A)	153,818	9,715
C.H. Robinson Worldwide (A)	32,900	1,755
Caterpillar (A)	177,888	10,148
Cintas (A)	1,700	42
Crane	7,500	238
CSX	91,500	4,343
Cummins	6,040	343
Deere	38,100	2,183
Dollar Thrifty Automotive Group * (A)	31,500	946
Dover	133,200	6,029

SEI Institutional Investments Trust /Quarterly Reporting/ February 28, 2010	3

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
Dun & Bradstreet	11,600	$814
DynCorp International, Cl A *	10,600	119
Eaton (A)	239,020	16,282
Emerson Electric	153,930	7,287
Equifax	61,100	1,971
FedEx	61,300	5,196
First Solar * (A)	4,300	455
Flowserve	14,300	1,431
Fluor	502,267	21,497
General Dynamics	625,110	45,352
General Electric	4,959,281	79,646
Goodrich (A)	77,300	5,073
Honeywell International	161,553	6,488
Hubbell, Cl B	64,601	3,027
Illinois Tool Works	617,839	28,124
Iron Mountain (A)	28,200	730
ITT (A)	87,800	4,498
Jacobs Engineering Group *	8,600	334
Joy Global	10,900	554
Lockheed Martin	755,133	58,719
Masco (A)	55,200	738
Navistar International *	41,099	1,609
Northrop Grumman	516,416	31,635
Oshkosh Truck	73,200	2,790
Owens Corning *	32,600	767
Paccar (A)	65,969	2,332
Parker Hannifin	98,700	5,953
Pitney Bowes (A)	51,713	1,184
Precision Castparts	66,980	7,552
Raytheon	144,100	8,104
Robert Half International (A)	23,200	647
Rockwell Automation (A)	66,100	3,575
Rockwell Collins	28,000	1,576
Roper Industries (A)	32,500	1,802
RR Donnelley & Sons	183,900	3,658
Ryder System (A)	87,700	3,095
Southwest Airlines	1,042,170	13,111
Textron (A)	78,300	1,559
Toro (A)	13,900	612
Towers Watson, Cl A	7,100	314
UAL *	387,000	6,637
Union Pacific (A)	214,150	14,427
United Parcel Service, Cl B (A)	860,920	50,570
United Technologies	903,757	62,043
Waste Management	154,159	5,090
WESCO International * (A)	200,989	5,807
WW Grainger (A)	100,800	10,246

		626,875

Information Technology — 15.7%
Activision Blizzard	1,329,560	14,133
Adobe Systems *	575,110	19,928
Advanced Micro Devices * (A)	96,000	759
Agilent Technologies *	83,700	2,633
Akamai Technologies * (A)	4,700	124
Altera (A)	74,400	1,818
Amphenol, Cl A	25,900	1,079
Analog Devices	134,300	3,927
Apple *	473,728	96,934
Applied Materials	93,400	1,143
Arris Group * (A)	55,200	570
Aruba Networks * (A)	20,500	240
Autodesk *	21,300	594

Description	Shares	Market Value ($ Thousands)
Automatic Data Processing	20,153	$839
BMC Software *	138,800	5,113
Broadcom, Cl A (A)	281,500	8,817
CA	14,300	322
Cirrus Logic *	26,300	188
Cisco Systems *	2,767,373	67,330
Citrix Systems *	15,100	650
Cognizant Technology Solutions, Cl A *	553,250	26,628
Computer Sciences *	107,172	5,550
Corning	1,953,489	34,440
Dell * (A)	2,593,444	34,311
DST Systems * (A)	14,400	553
eBay *	672,416	15,479
EchoStar, Cl A *	16,200	326
Electronic Arts *	39,100	648
EMC *	861,900	15,075
Fidelity National Information Services	130,100	2,932
Fiserv *	78,600	3,791
Google, Cl A *	143,421	75,554
Hewlett-Packard	949,224	48,211
IAC * (A)	47,000	1,052
Ingram Micro, Cl A *	666,564	11,798
Intel	5,195,015	106,654
International Business Machines	958,962	121,942
Intuit * (A)	195,400	6,323
Jabil Circuit	937,898	14,228
JDS Uniphase * (A)	10,500	113
Juniper Networks * (A)	172,200	4,818
Kla-Tencor (A)	122,700	3,574
Lexmark International, Cl A *	13,402	452
Linear Technology (A)	95,300	2,589
LSI *	57,000	307
Mastercard, Cl A (A)	17,700	3,971
McAfee * (A)	116,800	4,636
Microchip Technology (A)	145,500	3,937
Micron Technology * (A)	356,425	3,229
Microsoft	4,812,110	137,915
Molex (A)	18,600	381
Monster Worldwide * (A)	83,600	1,166
Motorola *	391,100	2,644
National Instruments	5,000	158
National Semiconductor (A)	151,100	2,188
NetApp *	119,500	3,586
Novell *	68,500	321
Novellus Systems * (A)	98,200	2,172
Nvidia * (A)	69,550	1,127
Oracle	2,055,381	50,665
Paychex (A)	34,800	1,042
Qualcomm	303,300	11,128
Red Hat *	48,700	1,366
SAIC *	17,500	345
Salesforce.com * (A)	22,100	1,502
SanDisk * (A)	13,400	390
Seagate Technology (A)	875,056	17,422
Semtech * (A)	18,800	298
Symantec *	533,372	8,827
Tech Data *	87,797	3,761
Tellabs	175,700	1,214
Teradata *	147,000	4,482
Teradyne * (A)	45,800	458
Texas Instruments	1,771,701	43,194

4	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
Total System Services (A)	209,700	$2,986
Tyco Electronics	373,860	9,582
VeriSign *	12,100	301
Visa, Cl A (A)	389,910	33,252
Western Digital *	231,800	8,955
Western Union	346,800	5,473
Xerox	635,701	5,957
Xilinx (A)	153,200	3,957
Yahoo! *	173,200	2,652

		1,151,129

Materials — 2.8%
A. Schulman	7,300	172
Air Products & Chemicals	71,800	4,924
Airgas	17,981	1,153
AK Steel Holding	7,200	155
Alcoa (A)	337,387	4,487
Allegheny Technologies	5,600	245
Ashland	19,200	904
Ball (A)	84,900	4,588
Bemis	4,000	117
Celanese, Cl A	622,560	19,418
CF Industries Holdings (A)	18,321	1,946
Cliffs Natural Resources (A)	308,290	17,388
Dow Chemical (A)	606,012	17,156
E.I. Du Pont de Nemours	841,441	28,373
Eastman Chemical	36,700	2,185
Freeport-McMoRan Copper & Gold, Cl B (A)	207,653	15,607
Huntsman	1,055,263	14,489
International Flavors & Fragrances	3,700	156
International Paper	40,300	934
MeadWestvaco (A)	99,100	2,273
Monsanto	73,620	5,201
Nalco Holding	36,100	840
NewMarket (A)	30,400	2,707
Newmont Mining	219,213	10,803
Nucor	45,300	1,875
Owens-Illinois *	122,700	3,637
Pactiv *	162,797	4,031
PPG Industries (A)	297,550	18,311
Praxair	96,300	7,236
Rock-Tenn, Cl A (A)	21,600	904
Scotts Miracle-Gro, Cl A	28,200	1,101
Sealed Air	149,600	3,056
Sigma-Aldrich (A)	6,200	296
Solutia *	30,600	431
Southern Copper (A)	125,000	3,670
United States Steel (A)	4,000	212
Walter Industries	14,800	1,163
Weyerhaeuser (A)	7,900	319
WR Grace *	57,100	1,654

		204,117

Telecommunication Services — 2.7%
AT&T	5,307,499	131,679
CenturyTel (A)	616,284	21,120
Qwest Communications International (A)	79,600	363
Sprint Nextel *	3,805,202	12,671
Verizon Communications	1,072,698	31,033

Description	Shares	Market Value ($ Thousands)
Windstream	36,913	$374

		197,240

Utilities — 2.4%
AES *	314,064	3,671
Allegheny Energy	156,431	3,543
American Electric Power	16,300	548
CMS Energy (A)	175,700	2,683
Constellation Energy Group	767,490	26,916
Dominion Resources	60,000	2,279
DPL	201,050	5,336
DTE Energy (A)	15,700	682
Edison International	112,800	3,681
Energen	145,388	6,609
Entergy	7,985	607
Equities	121,800	5,330
Exelon	217,769	9,429
FirstEnergy	560,642	21,669
FPL Group	282,500	13,099
Mirant *	16,700	210
NiSource (A)	643,360	9,663
NRG Energy * (A)	44,900	981
NV Energy	14,300	159
PG&E (A)	443,214	18,580
Pinnacle West Capital (A)	26,600	968
PPL	757,227	21,566
Public Service Enterprise Group	377,866	11,230
Questar	23,800	1,000
Sempra Energy	128,000	6,294
Southern	7,300	232
TECO Energy (A)	56,100	860
Xcel Energy	9,800	204

		178,029

Total Common Stock (Cost $5,095,886) ($ Thousands)		5,977,756

AFFILIATED PARTNERSHIPS — 21.9%
SEI LIBOR Plus Portfolio †	124,403,038	821,060
SEI Liquidity Fund, L.P. 0.240% (B) ** †	792,180,894	783,010

Total Affiliated Partnerships (Cost $1,852,539) ($ Thousands)		1,604,070

CASH EQUIVALENT — 5.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.070% ** †	421,987,703	421,988

Total Cash Equivalent (Cost $421,988) ($ Thousands)		421,988

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	5

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 1.7%
U.S. Treasury Bills
0.133%, 06/03/10 (C) (D)	$111,566	$111,529
0.180%, 06/10/10 (C) (D)	4,277	4,275
0.139%, 06/17/10 (C) (D)	2,150	2,149
0.330%, 02/10/11 (C) (D) (E)	3,645	3,635

Total U.S. Treasury Obligations (Cost $121,584) ($ Thousands)		121,588

Total Investments — 110.9% (Cost $7,491,997)($ Thousands) ††		$8,125,402

Percentages are based on a Net Assets of $7,327,507 ($ Thousands).

A summary of the open futures contracts held by the Fund at February 28, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	767	Mar-2010	$242
S&P 500 Composite Index	4719	Mar-2010	8,636

			$8,878

For the period ended February 28, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of February 28, 2010.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

††	At February 28, 2010, the tax basis cost of the Fund’s investments was $7,491,997 ($Thousands), and the unrealized appreciation and depreciation were $934,718 ($Thousands) and $(301,313) ($Thousands) respectively.

(A)	This security or a partial position of this security is on loan at February 28, 2010. The total value of securities on loan at February 28, 2010 was $772,770 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities on February 28, 2010 was $783,010 ($ Thousands).

(C)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(E)	Security is when issued.

Cl — Class

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

S&P — Standard & Poor’s

Amounts designated as “—” are $0 or have been rounded to $0.

See end of Form N-Q Filing for ASC 820 disclosure.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.8%

Consumer Discretionary — 10.3%
Aaron’s (A)	1,800	$53
Abercrombie & Fitch, Cl A	4,302	157
Advance Auto Parts	4,408	180
Aeropostale *	3,200	113
Amazon.com *	15,489	1,834
American Eagle Outfitters	8,871	150
Apollo Group, Cl A * (A)	6,264	375
Autoliv (A)	3,918	175
AutoNation * (A)	2,832	50
AutoZone * (A)	1,407	233
Barnes & Noble (A)	1,238	25
Bed Bath & Beyond * (A)	12,415	517
Best Buy	16,047	586
Big Lots *	3,500	117
Black & Decker	2,968	215
BorgWarner	5,382	202
Boyd Gaming * (A)	1,651	13
Brinker International	4,483	81
Brink’s Home Security Holdings *	2,200	92
Burger King Holdings	5,000	90
Cablevision Systems, Cl A	11,442	275
Career Education * (A)	3,259	91
Carmax * (A)	10,360	209
Carnival	20,800	748
CBS, Cl B	29,269	380
Central European Media Enterprises, Cl A *	1,800	48
Chico’s FAS	8,600	117
Chipotle Mexican Grill, Cl A * (A)	1,500	157
Choice Hotels International (A)	1,484	49
Clear Channel Outdoor Holdings, Cl A *	700	7
Coach (A)	15,067	549
Comcast, Cl A	135,425	2,226
CTC Media *	1,100	19
Darden Restaurants	6,322	256
DeVry	2,900	183
Dick’s Sporting Goods *	4,258	104
DIRECTV, Cl A *	46,229	1,565
Discovery Communications, Cl C *	13,521	359
DISH Network, Cl A	9,862	197
Dollar General *	2,000	48
Dollar Tree *	4,153	232
DR Horton	12,868	159
DreamWorks Animation SKG, Cl A *	3,434	149
Education Management *	1,500	30
Expedia	8,134	181
Family Dollar Stores (A)	6,462	213
Federal Mogul, Cl A *	1,500	29
Foot Locker	6,869	89
Ford Motor * (A)	147,484	1,731
Fortune Brands	7,320	321
GameStop, Cl A * (A)	7,700	132
Gannett (A)	11,259	171
Gap	22,859	492
Garmin (A)	5,300	169
Gentex	6,132	119
Genuine Parts	7,771	314

Description	Shares	Market Value ($ Thousands)
Goodyear Tire & Rubber *	11,052	$143
Guess? (A)	2,900	118
H&R Block	16,425	284
Hanesbrands *	4,143	108
Harley-Davidson (A)	10,803	266
Harman International Industries (A)	3,568	154
Hasbro	5,867	210
Hillenbrand	2,824	57
Home Depot	79,915	2,493
Hyatt Hotels, Cl A *	2,300	77
Interactive Data	1,900	58
International Game Technology	13,643	239
International Speedway, Cl A	1,512	40
Interpublic Group *	22,775	171
ITT Educational Services * (A)	1,921	209
J.C. Penney	10,851	299
Jarden	4,300	138
John Wiley & Sons, Cl A	1,842	77
Johnson Controls	31,845	990
KB Home (A)	3,380	55
Kohl’s *	14,519	781
Lamar Advertising, Cl A *	2,540	76
Las Vegas Sands * (A)	13,793	229
Leggett & Platt	7,819	148
Lennar, Cl A (A)	7,230	119
Liberty Global, Cl A *	12,971	349
Liberty Media - Capital, Ser A *	3,492	118
Liberty Media - Interactive, Cl A *	27,147	342
Liberty Media - Starz *	2,436	124
Limited Brands (A)	12,057	267
LKQ *	7,100	136
Lowe’s	69,610	1,650
Macy’s	19,330	370
Madison Square Garden, Cl A *	2,860	56
Marriott International, Cl A (A)	14,287	387
Mattel	17,342	381
McDonald’s	52,280	3,338
McGraw-Hill	15,039	514
MDC Holdings	1,516	52
Meredith (A)	1,358	42
MGM Mirage * (A)	8,439	89
Mohawk Industries * (A)	2,866	148
Morningstar * (A)	900	40
NetFlix * (A)	2,100	138
New York Times, Cl A * (A)	4,824	53
Newell Rubbermaid (A)	13,065	180
News, Cl A (A)	107,585	1,438
NIKE, Cl B (A)	17,148	1,159
Nordstrom	7,412	274
NVR * (A)	324	230
Office Depot *	14,189	102
Omnicom Group (A)	14,944	547
O’Reilly Automotive * (A)	6,240	245
Panera Bread, Cl A * (A)	1,162	85
Penn National Gaming *	2,989	69
Penske Auto Group * (A)	1,200	17
PetSmart	6,373	174
Phillips-Van Heusen	2,300	100
Polo Ralph Lauren, Cl A	2,680	214
priceline.com *	2,100	476
Pulte Homes * (A)	15,545	168
RadioShack	5,571	109

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	1

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
Regal Entertainment Group, Cl A	4,188	$62
Ross Stores	5,771	282
Royal Caribbean Cruises *	5,900	167
Scientific Games, Cl A * (A)	2,366	40
Scripps Networks Interactive, Cl A	4,072	161
Sears Holdings * (A)	2,328	223
Service International	11,194	90
Sherwin-Williams	4,837	307
Signet Jewelers *	3,800	110
Stanley Works (A)	3,709	212
Staples (A)	33,964	875
Starbucks *	34,906	800
Starwood Hotels & Resorts Worldwide (A)	8,684	336
Strayer Education (A)	600	136
Target	35,485	1,828
Thor Industries	1,900	65
Tiffany	6,025	267
Time Warner	56,479	1,640
Time Warner Cable, Cl A (A)	16,784	784
TJX	19,654	818
Toll Brothers * (A)	6,051	114
TRW Automotive Holdings * (A)	2,793	75
Urban Outfitters * (A)	5,920	191
VF	4,317	334
Viacom, Cl B *	25,769	764
Virgin Media (A)	13,620	221
Walt Disney	89,072	2,783
Warner Music Group *	662	4
Washington Post, Cl B	357	150
Weight Watchers International (A)	1,662	43
Wendy's, Cl A	19,400	95
Whirlpool (A)	3,687	310
Williams-Sonoma (A)	4,662	100
WMS Industries * (A)	2,600	99
Wyndham Worldwide	8,668	199
Wynn Resorts * (A)	3,096	197
Yum! Brands	21,948	740

		54,718

Consumer Staples — 10.8%
Alberto-Culver, Cl B	3,687	102
Altria Group	97,468	1,961
Archer-Daniels-Midland	29,979	880
Avon Products	20,306	618
BJ's Wholesale Club * (A)	2,672	97
Brown-Forman, Cl B	4,418	231
Bunge (A)	6,100	364
Campbell Soup	9,578	319
Central European Distribution *	3,100	103
Church & Dwight	3,132	210
Clorox	6,603	405
Coca-Cola	109,420	5,769
Coca-Cola Enterprises	14,215	363
Colgate-Palmolive (A)	23,575	1,955
ConAgra Foods	21,186	518
Constellation Brands, Cl A *	9,131	137
Corn Products International	3,900	127
Costco Wholesale	20,681	1,261
CVS Caremark	68,552	2,314
Dean Foods *	8,087	118

Description	Shares	Market Value ($ Thousands)
Del Monte Foods	8,458	$99
Dr Pepper Snapple Group	12,300	391
Energizer Holdings *	3,341	194
Estee Lauder, Cl A	5,454	328
Flowers Foods (A)	4,100	105
General Mills	15,596	1,123
Green Mountain Coffee Roasters * (A)	1,700	143
Hansen Natural *	2,900	121
Herbalife	3,000	120
Hershey (A)	7,498	298
HJ Heinz	14,837	681
Hormel Foods	3,339	137
JM Smucker	5,711	341
Kellogg	12,103	631
Kimberly-Clark	19,718	1,198
Kraft Foods, Cl A	81,615	2,320
Kroger	31,073	687
Lorillard	8,050	588
McCormick (A)	5,793	215
Mead Johnson Nutrition, Cl A	9,586	454
Molson Coors Brewing, Cl B	6,262	253
NBTY *	2,600	118
Pepsi Bottling Group	6,282	240
PepsiAmericas	2,594	78
PepsiCo	73,637	4,600
Philip Morris International	92,768	4,544
Procter & Gamble	137,674	8,712
Ralcorp Holdings *	2,600	174
Reynolds American (A)	8,010	423
Rite Aid * (A)	19,101	29
Safeway	20,320	506
Sara Lee	33,251	451
Smithfield Foods * (A)	5,975	103
Supervalu	10,789	165
Sysco	28,048	810
Tyson Foods, Cl A	13,965	238
Walgreen	46,825	1,650
Wal-Mart Stores	104,479	5,649
Whole Foods Market * (A)	5,052	179

		56,948

Energy — 10.8%
Alpha Natural Resources * (A)	5,868	270
Anadarko Petroleum	23,540	1,651
Apache	15,859	1,644
Arch Coal	7,712	173
Atwood Oceanics *	2,800	94
Baker Hughes (A)	14,501	695
BJ Services	13,588	297
Cabot Oil & Gas	5,100	205
Cameron International *	11,444	471
Chesapeake Energy	29,066	772
Chevron	94,702	6,847
Cimarex Energy	4,000	239
CNX Gas *	800	21
Comstock Resources *	2,400	83
Concho Resources *	3,700	172
ConocoPhillips	70,276	3,373
Consol Energy	8,744	440
Continental Resources * (A)	1,600	63
Denbury Resources * (A)	11,648	164
Devon Energy	20,913	1,440

2	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
Diamond Offshore Drilling (A)	3,309	$289
Dresser-Rand Group *	3,934	121
El Paso	33,503	351
Encore Acquisition *	2,800	139
EOG Resources (A)	11,845	1,114
EXCO Resources	6,800	129
Exterran Holdings * (A)	2,900	66
Exxon Mobil	230,712	14,996
FMC Technologies *	5,660	318
Forest Oil * (A)	4,914	133
Frontier Oil	4,600	57
Frontline	2,200	59
Halliburton	42,697	1,287
Helix Energy Solutions Group *	5,300	61
Helmerich & Payne (A)	5,150	209
Hess	13,512	794
Holly	2,000	51
Marathon Oil	32,976	955
Mariner Energy *	5,200	78
Massey Energy (A)	3,761	162
Murphy Oil	9,054	470
Nabors Industries * (A)	13,100	289
National Oilwell Varco	19,880	864
Newfield Exploration *	6,099	311
Noble Energy	8,262	600
Occidental Petroleum	38,154	3,047
Oceaneering International *	2,600	157
Oil States International *	2,600	112
Overseas Shipholding Group (A)	1,327	59
Patterson-UTI Energy	8,032	124
Peabody Energy	12,674	583
PetroHawk Energy *	13,800	295
Pioneer Natural Resources	5,544	259
Plains Exploration & Production *	6,491	213
Pride International * (A)	8,029	225
Quicksilver Resources * (A)	5,102	76
Range Resources	7,439	376
Rowan * (A)	5,386	140
SandRidge Energy * (A)	6,400	51
Schlumberger	56,700	3,464
SEACOR Holdings *	900	69
Seahawk Drilling *	535	11
Smith International (A)	11,631	477
Southern Union	5,368	128
Southwestern Energy *	16,376	697
Spectra Energy	30,509	665
St. Mary Land & Exploration	2,700	88
Sunoco	5,556	147
Superior Energy Services *	3,500	72
Teekay	2,100	53
Tesoro (A)	6,846	82
Tidewater	2,170	97
Unit *	2,127	92
Valero Energy	27,136	475
Whiting Petroleum *	2,400	180
Williams	27,446	591
XTO Energy	27,388	1,252

		57,374

Financials — 14.7%
Affiliated Managers Group *	1,733	123
Aflac	22,156	1,096
Alexandria Real Estate Equities ‡	2,000	123

Description	Shares	Market Value ($ Thousands)
Alleghany *	238	$66
Allied World Assurance Holdings	2,600	120
Allstate	24,925	779
AMB Property ‡	6,644	162
American Express	47,834	1,827
American Financial Group	4,214	109
American International Group * (A)	6,023	149
American National Insurance	722	78
AmeriCredit * (A)	4,672	104
Ameriprise Financial	12,200	488
Annaly Capital Management ‡	25,811	475
AON	13,150	538
Apartment Investment & Management, Cl A ‡ (A)	6,199	104
Arch Capital Group *	2,400	178
Arthur J Gallagher	4,804	114
Aspen Insurance Holdings	3,700	105
Associated Banc (A)	5,184	67
Assurant	5,193	159
AvalonBay Communities ‡ (A)	3,941	321
Axis Capital Holdings (A)	6,400	201
Bancorpsouth (A)	3,600	70
Bank of America	408,718	6,809
Bank of Hawaii (A)	1,982	84
Bank of New York Mellon (A)	56,409	1,609
BB&T	32,706	933
BlackRock, Cl A	1,485	325
BOK Financial (A)	775	36
Boston Properties ‡ (A)	6,684	454
Brandywine Realty Trust ‡	6,600	74
BRE Properties ‡ (A)	2,920	99
Brown & Brown (A)	4,724	79
Camden Property Trust ‡	3,247	130
Capital One Financial	21,425	809
CapitalSource	11,382	63
Capitol Federal Financial (A)	1,027	36
CB Richard Ellis Group, Cl A *	10,217	135
Charles Schwab (A)	45,085	825
Chimera Investment ‡	32,100	128
Chubb	16,718	844
Cincinnati Financial	6,786	183
Citigroup * (A)	894,845	3,042
City National (A)	2,338	117
CME Group, Cl A	3,174	958
CNA Financial * (A)	700	17
Comerica	7,053	254
Commerce Bancshares	2,618	106
Corporate Office Properties Trust ‡ (A)	2,800	103
Cullen/Frost Bankers (A)	2,368	128
Digital Realty Trust ‡ (A)	3,600	186
Discover Financial Services	24,489	334
Douglas Emmett ‡ (A)	5,400	76
Duke Realty ‡	10,909	121
Eaton Vance (A)	5,310	160
Endurance Specialty Holdings (A)	2,200	85
Equity Residential ‡ (A)	13,087	472
Erie Indemnity, Cl A	1,119	44
Essex Property Trust ‡ (A)	1,469	126
Everest Re Group	3,000	256
Federal Realty Investment Trust ‡ (A)	2,796	193

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	3

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
Federated Investors, Cl B (A)	3,658	$91
Fidelity National Financial, Cl A	10,604	151
Fifth Third Bancorp	37,982	464
First American	4,584	148
First Citizens BancShares, Cl A	400	73
First Horizon National *	11,017	141
First Niagara Financial Group	9,400	132
Forest City Enterprises, Cl A * (A)	5,142	61
Franklin Resources	7,203	733
Fulton Financial (A)	8,095	78
Genworth Financial, Cl A * (A)	23,292	371
GLG Partners * (A)	10,000	28
Goldman Sachs Group	23,875	3,733
Greenhill (A)	800	57
Hanover Insurance Group	2,193	92
Hartford Financial Services Group	17,810	434
HCC Insurance Holdings	5,641	157
HCP ‡ (A)	13,374	385
Health Care REIT ‡ (A)	5,783	245
Hospitality Properties Trust ‡	5,966	131
Host Hotels & Resorts ‡ * (A)	29,940	351
HRPT Properties Trust ‡	11,302	79
Hudson City Bancorp	21,328	288
Huntington Bancshares	34,934	168
Interactive Brokers Group, Cl A * (A)	2,200	38
IntercontinentalExchange *	3,500	375
Invesco	19,800	388
Investment Technology Group *	1,500	26
Janus Capital Group	9,365	117
Jefferies Group (A)	5,414	135
Jones Lang LaSalle	2,100	134
JPMorgan Chase	177,534	7,451
Keycorp (A)	40,695	291
Kimco Realty ‡	16,944	235
Lazard, Cl A	3,800	137
Legg Mason	7,681	199
Leucadia National * (A)	8,420	200
Liberty Property Trust ‡	5,006	155
Lincoln National	13,788	347
Loews	15,536	566
M&T Bank (A)	3,583	277
Macerich ‡ (A)	4,836	172
Mack-Cali Realty ‡	3,798	127
Markel *	450	159
Marsh & McLennan	24,665	573
Marshall & Ilsley	25,860	183
MBIA * (A)	4,859	23
Mercury General	1,196	49
MetLife	27,309	994
Moody's (A)	8,627	230
Morgan Stanley	64,078	1,806
MSCI, Cl A *	4,700	141
NASDAQ OMX Group *	6,700	125
Nationwide Health Properties ‡	5,700	189
New York Community Bancorp (A)	19,972	309
Northern Trust (A)	11,405	608
NYSE Euronext (A)	11,800	311
Old Republic International (A)	11,490	130
OneBeacon Insurance Group, Cl A	1,100	17
PartnerRe	3,400	271

Description	Shares	Market Value ($ Thousands)
People's United Financial	16,934	$267
Plum Creek Timber ‡ (A)	7,921	283
PNC Financial Services Group	21,722	1,168
Popular	29,530	57
Principal Financial Group (A)	14,818	344
Progressive	32,280	554
ProLogis ‡ (A)	22,388	289
Protective Life	3,309	61
Prudential Financial	21,963	1,151
Public Storage ‡ (A)	6,368	523
Raymond James Financial (A)	4,221	109
Rayonier ‡ (A)	3,503	146
Realty Income ‡ (A)	4,600	129
Regency Centers ‡ (A)	3,808	132
Regions Financial (A)	55,687	376
Reinsurance Group of America, Cl A	3,199	152
RenaissanceRe Holdings	2,900	161
SEI (C)	5,642	99
Senior Housing Properties Trust ‡	5,400	112
Simon Property Group ‡ (A)	11,481	899
SL Green Realty ‡ (A)	3,668	187
SLM * (A)	20,814	233
St. Joe * (A)	4,761	131
StanCorp Financial Group	2,042	88
State Street	23,394	1,051
Student Loan	102	3
SunTrust Banks (A)	23,646	563
Synovus Financial (A)	19,972	57
T. Rowe Price Group (A)	11,880	602
Taubman Centers ‡ (A)	2,200	85
TCF Financial (A)	6,301	91
TD Ameritrade Holding * (A)	11,645	204
TFS Financial	3,700	48
Torchmark	3,750	174
Transatlantic Holdings	1,355	67
Travelers	25,844	1,359
UDR ‡	7,393	124
Unitrin	2,460	59
Unum Group	16,105	335
US Bancorp	89,343	2,199
Validus Holdings	4,600	129
Valley National Bancorp (A)	7,630	110
Ventas ‡	7,644	338
Vornado Realty Trust ‡ (A)	7,336	482
Waddell & Reed Financial, Cl A	4,100	135
Washington Federal	4,563	89
Weingarten Realty Investors ‡ (A)	4,467	92
Wells Fargo	244,566	6,686
Wesco Financial	41	15
White Mountains Insurance Group	347	120
Whitney Holding (A)	5,557	71
Wilmington Trust (A)	2,292	33
WR Berkley (A)	6,714	173
XL Capital, Cl A	15,400	281
Zions Bancorporation (A)	7,602	141

		77,635

Health Care — 12.4%
Abbott Laboratories	73,276	3,977
Abraxis Bioscience *	340	11
Aetna	21,234	637

4	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
Alexion Pharmaceuticals *	4,400	$218
Allergan	14,496	847
Allscripts-Misys Healthcare Solutions * (A)	2,400	43
AmerisourceBergen	14,524	407
Amgen *	47,667	2,699
Amylin Pharmaceuticals *	7,200	136
Baxter International	28,575	1,627
Beckman Coulter	3,212	211
Becton Dickinson	11,344	883
Biogen Idec *	13,400	737
BioMarin Pharmaceutical * (A)	4,100	82
Bio-Rad Laboratories, Cl A *	1,000	93
Boston Scientific * (A)	70,939	549
Bristol-Myers Squibb	80,661	1,977
Brookdale Senior Living * (A)	2,500	45
C.R. Bard	4,785	401
Cardinal Health	17,229	585
CareFusion *	8,864	224
Celgene *	21,792	1,297
Cephalon * (A)	3,348	230
Cerner * (A)	3,074	255
Charles River Laboratories International * (A)	2,843	108
CIGNA	13,255	454
Community Health Systems *	4,062	139
Cooper (A)	2,304	92
Covance * (A)	3,036	172
Coventry Health Care *	7,462	173
DaVita *	4,708	290
Dendreon *	6,600	206
Dentsply International	6,898	228
Edwards Lifesciences *	2,607	239
Eli Lilly	47,761	1,640
Emdeon, Cl A *	1,900	30
Endo Pharmaceuticals Holdings *	6,197	141
Express Scripts *	13,022	1,250
Forest Laboratories *	14,373	429
Gen-Probe *	2,227	100
Genzyme *	12,853	735
Gilead Sciences *	42,750	2,035
Health Management Associates, Cl A * (A)	12,422	91
Health Net *	4,702	109
Henry Schein *	4,184	238
Hill-Rom Holdings	2,724	71
Hologic * (A)	12,000	207
Hospira * (A)	7,681	402
Humana *	8,175	387
Idexx Laboratories * (A)	2,552	135
Illumina * (A)	5,700	207
Intuitive Surgical * (A)	1,800	625
Inverness Medical Innovations * (A)	3,600	140
Johnson & Johnson	130,109	8,197
Kinetic Concepts *	3,113	131
King Pharmaceuticals * (A)	12,426	140
Laboratory Corp of America Holdings *	5,211	382
Life Technologies *	8,370	425
LifePoint Hospitals *	2,376	72
Lincare Holdings * (A)	3,027	122
McKesson	12,866	761

Description	Shares	Market Value ($ Thousands)
Medco Health Solutions *	22,820	$1,443
Mednax *	2,000	107
Medtronic	52,685	2,287
Merck	144,143	5,316
Mettler Toledo International *	1,536	153
Millipore *	2,586	244
Mylan Laboratories * (A)	14,119	301
Myriad Genetics *	4,500	104
Omnicare	5,431	147
OSI Pharmaceuticals *	2,600	96
Patterson * (A)	4,783	142
PerkinElmer	4,834	107
Perrigo (A)	3,800	188
Pfizer	380,780	6,683
Pharmaceutical Product Development	5,384	113
Quest Diagnostics	7,444	422
ResMed * (A)	3,555	203
St. Jude Medical *	16,346	625
Stryker (A)	16,104	855
Talecris Biotherapeutics Holdings *	2,700	58
Techne (A)	1,541	99
Teleflex	1,640	100
Tenet Healthcare *	23,094	122
Thermo Fisher Scientific *	19,825	967
United Therapeutics * (A)	2,200	126
UnitedHealth Group	56,129	1,900
Universal Health Services, Cl B	4,376	136
Valeant Pharmaceuticals International * (A)	3,400	127
Varian Medical Systems *	6,130	300
VCA Antech * (A)	3,539	84
Vertex Pharmaceuticals * (A)	9,100	370
Waters *	4,472	267
Watson Pharmaceuticals * (A)	4,918	196
WellPoint *	21,631	1,338
Zimmer Holdings *	10,225	586

		65,786

Industrials — 10.3%
3M	32,646	2,617
A123 Systems * (A)	1,800	30
Aecom Technology *	4,800	130
AGCO * (A)	4,700	161
Alexander & Baldwin (A)	1,782	57
Alliant Techsystems *	1,636	130
Ametek	5,047	197
AMR * (A)	17,086	157
Armstrong World Industries *	700	26
Avery Dennison	5,310	168
BE Aerospace *	4,800	124
Boeing (A)	34,191	2,160
Brink's	1,800	46
Bucyrus International, Cl A	3,600	225
C.H. Robinson Worldwide (A)	8,086	431
Carlisle	2,666	91
Caterpillar (A)	28,388	1,620
Cintas (A)	6,157	153
Continental Airlines, Cl B * (A)	6,800	140
Con-way (A)	2,223	72
Copa Holdings, Cl A (A)	1,600	87
Copart *	3,213	115

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	5

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
Corrections of America *	5,600	$120
Covanta Holding * (A)	6,200	104
Crane	2,400	76
CSX	18,632	884
Cummins	9,612	546
Danaher	12,251	906
Deere	20,018	1,147
Delta Air Lines *	35,500	459
Donaldson	3,772	156
Dover	8,957	405
Dun & Bradstreet	2,456	172
Eaton	7,826	533
Emerson Electric	35,520	1,682
Equifax	6,156	199
Expeditors International Washington (A)	10,148	370
Fastenal (A)	6,462	287
FedEx	14,744	1,250
First Solar * (A)	2,500	265
Flowserve	2,600	260
Fluor	8,508	364
FTI Consulting * (A)	2,400	88
Gardner Denver	2,300	100
GATX (A)	2,100	56
General Cable * (A)	2,500	61
General Dynamics	16,372	1,188
General Electric	500,123	8,032
Goodrich	5,992	393
Graco (A)	2,624	72
Harsco	3,470	104
Hertz Global Holdings * (A)	9,400	88
Honeywell International	35,090	1,409
Hubbell, Cl B	2,892	135
IDEX	3,593	111
IHS, Cl A *	2,200	114
Illinois Tool Works	21,280	969
Iron Mountain (A)	7,963	206
ITT	8,602	441
Jacobs Engineering Group *	5,502	213
JB Hunt Transport Services (A)	3,972	141
Joy Global	4,633	235
Kansas City Southern *	4,500	154
KBR	7,284	151
Kennametal	3,300	86
Kirby *	2,300	76
L-3 Communications Holdings, Cl 3	5,577	510
Landstar System	2,165	86
Lennox International	2,300	97
Lincoln Electric Holdings (A)	2,200	105
Lockheed Martin	15,029	1,169
Manitowoc (A)	5,700	66
Manpower	3,684	190
Masco	16,009	214
McDermott International *	10,200	233
MSC Industrial Direct, Cl A (A)	2,120	96
Navistar International *	3,000	117
Norfolk Southern	17,433	897
Northrop Grumman	15,378	942
Oshkosh Truck	4,259	162
Owens Corning * (A)	4,200	99
Paccar (A)	17,270	610
Pall	5,545	219

Description	Shares	Market Value ($ Thousands)
Parker Hannifin	7,604	$459
Pentair	4,961	162
Pitney Bowes (A)	9,185	210
Precision Castparts	6,646	749
Quanta Services *	9,200	175
Raytheon	18,668	1,050
Republic Services, Cl A	15,342	432
Robert Half International (A)	6,876	192
Rockwell Automation	6,504	352
Rockwell Collins	7,562	426
Roper Industries	4,200	233
RR Donnelley & Sons	9,677	192
Ryder System	2,306	82
Shaw Group *	4,300	149
Snap-On	2,391	101
Southwest Airlines (A)	35,620	448
Spirit Aerosystems Holdings, Cl A *	4,700	90
SPX	2,211	132
Stericycle * (A)	3,826	211
SunPower, Cl A * (A)	4,400	82
Terex *	5,648	110
Textron (A)	13,222	263
Thomas & Betts *	2,867	103
Timken	4,260	112
Toro (A)	1,560	69
TransDigm Group	2,000	100
Trinity Industries (A)	3,500	59
Union Pacific	23,816	1,605
United Parcel Service, Cl B	32,641	1,918
United Technologies	39,366	2,702
URS *	4,100	191
USG * (A)	2,298	31
UTi Worldwide	5,100	76
Valmont Industries	1,000	71
Verisk Analytics, Cl A *	4,500	127
WABCO Holdings	3,424	92
Wabtec (A)	2,400	92
Waste Connections *	3,900	131
Waste Management	23,394	772
WESCO International *	2,000	58
WW Grainger	2,781	283

		54,449

Information Technology — 18.2%
Activision Blizzard	26,756	284
Adobe Systems *	24,902	863
Advanced Micro Devices * (A)	26,734	211
Agilent Technologies *	16,264	512
Akamai Technologies * (A)	8,118	213
Alliance Data Systems * (A)	2,612	145
Altera (A)	14,273	349
Amdocs *	8,900	259
Amphenol, Cl A	7,892	329
Analog Devices	13,912	407
Ansys *	4,100	180
AOL *	5,034	125
Apple *	42,123	8,619
Applied Materials	63,155	773
Arrow Electronics *	6,089	172
Atmel *	18,900	85
Autodesk *	11,337	316
Automatic Data Processing	23,392	973
Avnet *	7,410	205

6	SEI Institutional Investments Trust /Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
AVX	1,424	$18
BMC Software *	8,989	331
Broadcom, Cl A (A)	23,368	732
Broadridge Financial Solutions	7,073	149
Brocade Communications Systems *	22,200	129
CA	18,738	422
Cadence Design Systems *	13,063	74
Ciena * (A)	4,114	59
Cisco Systems *	272,527	6,631
Citrix Systems *	8,687	374
Cognizant Technology Solutions, Cl A *	13,788	664
CommScope *	3,900	100
Computer Sciences *	7,264	376
Compuware *	11,951	89
Convergys *	3,469	43
Corning	73,458	1,295
Cree * (A)	5,022	341
Cypress Semiconductor *	7,200	85
Dell *	81,543	1,079
Diebold	2,729	79
Dolby Laboratories, Cl A * (A)	2,643	141
DST Systems *	1,695	65
eBay *	53,211	1,225
EchoStar, Cl A *	2,132	43
Electronic Arts *	15,865	263
EMC *	94,964	1,661
Equinix * (A)	1,700	161
F5 Networks *	3,738	209
Factset Research Systems (A)	1,800	119
Fairchild Semiconductor International, Cl A *	6,600	68
Fidelity National Information Services	15,690	354
Fiserv *	7,469	360
FLIR Systems *	6,800	182
Genpact *	3,100	47
Global Payments	3,734	160
Google, Cl A *	11,344	5,976
Harris	6,189	280
Hewitt Associates, Cl A *	3,863	147
Hewlett-Packard	113,001	5,739
IAC *	5,132	115
Ingram Micro, Cl A *	7,023	124
Integrated Device Technology *	5,600	31
Intel	263,958	5,419
International Business Machines	62,398	7,935
International Rectifier *	3,355	68
Intersil, Cl A	5,361	80
Intuit * (A)	15,386	498
Itron *	1,900	127
Jabil Circuit	9,174	139
JDS Uniphase *	10,640	114
Juniper Networks * (A)	24,925	697
Kla-Tencor	7,809	227
Lam Research * (A)	5,891	200
Lender Processing Services	4,714	180
Lexmark International, Cl A *	3,986	134
Linear Technology (A)	10,857	295
LSI *	31,948	172
Marvell Technology Group *	24,500	473
Mastercard, Cl A (A)	4,000	897

Description	Shares	Market Value ($ Thousands)
Maxim Integrated Products (A)	15,100	$280
McAfee *	7,573	301
MEMC Electronic Materials *	10,338	125
Microchip Technology (A)	8,422	228
Micron Technology * (A)	41,116	373
Micros Systems *	3,600	108
Microsoft	363,900	10,429
Molex (A)	6,370	130
Monster Worldwide * (A)	5,218	73
Motorola *	108,934	736
National Instruments	2,536	80
National Semiconductor (A)	11,556	167
NCR *	6,689	84
NetApp * (A)	15,555	467
NeuStar, Cl A *	3,900	90
Novell *	15,326	72
Novellus Systems *	4,377	97
Nuance Communications *	10,000	144
Nvidia * (A)	26,056	422
ON Semiconductor * (A)	19,200	153
Oracle	181,167	4,466
Paychex (A)	15,307	458
PMC—Sierra *	12,100	100
QLogic * (A)	5,980	109
Qualcomm	77,850	2,856
Rambus * (A)	4,500	99
Red Hat * (A)	8,527	239
Rovi * (A)	4,800	161
SAIC *	18,100	356
Salesforce.com *	5,238	356
SanDisk * (A)	10,543	307
Seagate Technology (A)	22,600	450
Silicon Laboratories * (A)	2,200	100
Sohu.com *	1,400	72
Sybase *	3,900	173
Symantec *	39,048	646
Synopsys *	6,882	151
Tech Data *	2,250	96
Tellabs	16,789	116
Teradata *	7,989	244
Teradyne * (A)	8,863	89
Texas Instruments (A)	60,108	1,465
Total System Services (A)	6,691	95
Trimble Navigation *	6,114	164
Varian Semiconductor Equipment Associates *	3,200	96
VeriSign * (A)	8,985	224
Visa, Cl A (A)	21,200	1,808
Vishay Intertechnology *	9,550	98
VMware, Cl A * (A)	2,500	124
WebMD Health, Cl A * (A)	2,722	117
Western Digital *	10,630	411
Western Union	33,128	523
Xerox	63,196	592
Xilinx (A)	13,357	345
Yahoo! *	55,481	849
Zebra Technologies, Cl A *	3,025	86

		96,415

Materials — 3.8%
Air Products & Chemicals	9,994	685
Airgas	4,015	258
AK Steel Holding	5,300	114

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	7

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
Albemarle	4,444	$167
Alcoa (A)	46,402	617
Allegheny Technologies	4,697	205
Aptargroup	2,800	108
Ashland	3,476	164
Ball	4,575	247
Bemis	4,774	140
Cabot	3,373	98
Carpenter Technology	2,300	69
Celanese, Cl A	6,483	202
CF Industries Holdings (A)	2,400	255
Cliffs Natural Resources (A)	6,400	361
Commercial Metals (A)	4,900	80
Compass Minerals International	1,600	121
Crown Holdings *	7,451	204
Cytec Industries	2,381	102
Dow Chemical (A)	52,570	1,488
E.I. Du Pont de Nemours	42,692	1,440
Eagle Materials (A)	2,000	47
Eastman Chemical	3,642	217
Ecolab	11,391	480
FMC	3,460	198
Freeport-McMoRan Copper & Gold, Cl B	19,412	1,459
Greif, Cl A	1,500	77
Huntsman	8,329	114
International Flavors & Fragrances	3,991	168
International Paper	20,655	479
Intrepid Potash * (A)	1,500	41
Lubrizol	3,234	255
Martin Marietta Materials (A)	1,963	156
MeadWestvaco	8,258	189
Monsanto	25,750	1,819
Mosaic	7,578	442
Nalco Holding	7,017	163
Newmont Mining	22,633	1,115
Nucor	14,790	612
Owens-Illinois *	7,791	231
Packaging of America	4,599	109
Pactiv *	6,183	153
PPG Industries	7,823	481
Praxair	14,525	1,091
Reliance Steel & Aluminum	2,900	129
Royal Gold (A)	1,400	63
RPM International	6,269	121
Schnitzer Steel Industries, Cl A	1,000	46
Scotts Miracle-Gro, Cl A	1,806	71
Sealed Air	7,768	159
Sigma-Aldrich (A)	5,948	284
Sonoco Products	5,046	149
Southern Copper (A)	7,848	230
Steel Dynamics	10,100	165
Temple-Inland	5,375	100
Terra Industries	4,900	202
Titanium Metals *	3,358	40
United States Steel (A)	6,583	348
Valspar (A)	4,764	130
Vulcan Materials (A)	5,757	250
Walter Industries	2,400	189
Weyerhaeuser (A)	10,078	407

		20,304

Description	Shares	Market Value ($ Thousands)

Telecommunication Services — 2.8%
American Tower, Cl A *	18,922	$807
AT&T	278,633	6,913
CenturyTel	14,175	486
Clearwire, Cl A * (A)	2,500	16
Crown Castle International *	13,796	522
Frontier Communications (A)	12,955	101
Leap Wireless International * (A)	2,900	41
Level 3 Communications * (A)	67,400	107
MetroPCS Communications * (A)	11,800	73
NII Holdings *	7,720	289
Qwest Communications International (A)	71,796	327
SBA Communications, Cl A * (A)	5,300	187
Sprint Nextel *	132,344	441
Telephone & Data Systems	4,102	128
tw telecom , Cl A *	7,400	118
US Cellular *	831	30
Verizon Communications	134,615	3,895
Windstream	20,347	206

		14,687

Utilities — 3.7%
AES *	31,624	370
AGL Resources	3,247	118
Allegheny Energy	7,566	171
Alliant Energy	5,176	164
Ameren (A)	11,290	279
American Electric Power (A)	22,650	762
American Water Works	2,900	65
Aqua America (A)	6,977	119
Atmos Energy	4,691	129
Calpine *	14,900	163
Centerpoint Energy	18,715	250
CMS Energy (A)	11,342	173
Consolidated Edison (A)	12,816	548
Constellation Energy Group	8,358	293
Dominion Resources (A)	28,112	1,068
DPL	5,446	145
DTE Energy	7,964	346
Duke Energy	60,919	996
Dynegy, Cl A *	22,518	34
Edison International	15,479	505
Energen	3,537	161
Entergy	9,198	699
Equities	6,466	283
Exelon	31,129	1,348
FirstEnergy	14,181	548
FPL Group	19,573	908
Great Plains Energy	6,471	115
Hawaiian Electric Industries (A)	3,746	76
Integrys Energy Group (A)	3,702	163
ITC Holdings	2,400	128
MDU Resources Group	8,621	176
Mirant *	6,461	81
National Fuel Gas	3,289	164
NiSource (A)	12,821	193
Northeast Utilities	7,907	202
NRG Energy *	12,700	278
NSTAR	5,028	170
NV Energy	10,800	120

8	SEI Institutional Investments Trust /Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

February 28, 2010

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
OGE Energy (A)	4,568	$167
Oneok	4,929	219
Ormat Technologies (A)	1,000	29
Pepco Holdings	10,044	169
PG&E	17,518	734
Pinnacle West Capital (A)	4,792	174
PPL	18,126	516
Progress Energy	13,261	508
Public Service Enterprise Group	24,052	715
Questar	8,346	350
RRI Energy *	14,659	62
SCANA	5,420	195
Sempra Energy	11,523	567
Southern	37,003	1,176
TECO Energy (A)	10,600	163
UGI	4,850	121
Vectren	3,491	81
Westar Energy	5,300	113
Wisconsin Energy	5,249	254
Xcel Energy	21,681	451

		19,275

Total Common Stock (Cost $424,447) ($ Thousands)		517,591

AFFILIATED PARTNERSHIP — 12.6%
SEI Liquidity Fund, L.P.
0.240% (B) ** †	67,618,365	66,822

Total Affiliated Partnership
(Cost $67,618) ($ Thousands)		66,822

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.070% ** †	5,992,337	5,992

Total Cash Equivalent
(Cost $5,992) ($ Thousands)		5,992

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
0.018%, 03/11/10 (D) (E)	$828	828

Total U.S. Treasury Obligation
(Cost $828) ($ Thousands)		828

	Number Of Rights

RIGHTS — 0.0%
Clearwire, Expires 06/23/10 *	2,500	1

Total Rights (Cost $0) ($ Thousands)		1

Total Investments — 111.7%
(Cost $498,885)($ Thousands) ††		$591,234

Percentages are based on a Net Assets of $529,289 ($ Thousands).

A summary of the open futures contracts held by the Fund at February 28, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 E-MINI	137	Mar-2010	$54
S&P Mid 400 Index E-MINI	6	Mar-2010	23

			$77

For the period ended February 28, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2010.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

††	At February 28, 2010, the tax basis cost of the Fund's investments was $498,885 ($Thousands), and the unrealized appreciation and depreciation were $129,623 ($Thousands) and $(37,274) ($Thousands) respectively.

(A)	This security or a partial position of this security is on loan at February 28, 2010. The total value of securities on loan at February 28, 2010 was $66,038 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities on February 28, 2010, was $66,822 ($ Thousands).

(C)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

(D)	Zero coupon security. Rate shown is the effective yield at time of purchase.

(E)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

Ser — Series

See end of Form N-Q Filing for ASC 820 disclosure.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	9

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.3%

Consumer Discretionary — 13.6%
Aaron’s	18,300	$543
Abercrombie & Fitch, Cl A	15,164	552
American Axle & Manufacturing Holdings *	31,500	309
American Eagle Outfitters	115,860	1,955
American Greetings, Cl A (A)	108,300	2,065
American Public Education *	68,290	2,954
America’s Car-Mart *	28,900	764
Amerigon * (A)	98,682	965
Ameristar Casinos (A)	46,000	694
AnnTaylor Stores *	36,400	626
Arctic Cat *	54,500	586
ArvinMeritor *	39,400	460
Ascent Media, Cl A *	2,100	55
Bally Technologies *	4,900	203
Barnes & Noble	80,300	1,612
Beazer Homes USA *	81,600	339
Bebe Stores	21,823	184
Belo, Cl A	76,318	514
Big Lots *	38,000	1,273
Bluegreen *	15,899	41
Blyth	11,031	318
Bob Evans Farms	19,500	556
Boyd Gaming * (A)	27,200	208
Brinker International (A)	20,200	366
Brown Shoe	72,500	1,003
Brunswick	3,000	35
Buckle	9,400	275
Buffalo Wild Wings *	22,778	1,001
Cabela’s * (A)	61,500	951
California Pizza Kitchen * (A)	76,939	1,196
Callaway Golf (A)	103,116	818
Capella Education * (A)	40,717	3,382
Career Education * (A)	7,600	211
Carter’s *	81,800	2,344
Casual Male Retail Group *	240,900	742
Cato, Cl A (A)	169,637	3,325
Century Casinos *	227,272	568
Cheesecake Factory * (A)	19,100	452
Chico’s FAS	31,900	432
Childrens Place Retail Stores * (A)	5,600	214
Christopher & Banks	64,329	446
Citi Trends *	6,700	199
CKE Restaurants	55,700	633
Collective Brands * (A)	34,400	777
Cooper Tire & Rubber	81,579	1,431
Corinthian Colleges * (A)	93,300	1,513
Cracker Barrel Old Country Store (A)	37,100	1,620
CSS Industries	17,600	297
Dana Holdings *	30,501	347
Dick’s Sporting Goods * (A)	75,170	1,829
Dillard’s, Cl A (A)	33,900	572
DineEquity *	8,800	258
Domino’s Pizza *	31,200	390
Dress Barn *	20,534	511
DSW, Cl A * (A)	78,200	2,106
Eastman Kodak (A)	276,600	1,643
Ethan Allen Interiors (A)	32,497	519
Exide Technologies * (A)	63,700	366

Description	Shares	Market Value ($ Thousands)
Finish Line, Cl A	185,610	$2,244
Foot Locker	117,600	1,525
Fossil *	28,900	1,048
Fred’s, Cl A (A)	67,200	696
Furniture Brands International *	41,008	225
Gaylord Entertainment * (A)	9,100	205
Grand Canyon Education * (A)	74,455	1,619
Group 1 Automotive * (A)	26,800	744
Gymboree * (A)	4,900	213
Harte-Hanks	42,400	504
Helen of Troy *	8,100	196
hhgregg * (A)	25,274	527
Hibbett Sports * (A)	63,546	1,462
Hillenbrand	47,361	950
HOT Topic * (A)	374,000	2,420
HSN *	54,000	1,169
Iconix Brand Group *	240,410	3,133
Interactive Data	50,059	1,517
International Speedway, Cl A (A)	47,500	1,269
Interval Leisure Group *	1,600	23
J Crew Group *	46,065	1,938
Jack in the Box * (A)	89,200	1,884
Jackson Hewitt Tax Service (A)	111,700	273
Jakks Pacific * (A)	24,500	303
Jarden	95,836	3,072
Jo-Ann Stores * (A)	27,004	1,022
Jones Apparel Group	113,500	1,914
Jos. A. Bank Clothiers * (A)	11,800	528
Journal Communications, Cl A	152,400	570
K12 * (A)	34,379	692
Kirkland’s *	83,200	1,378
Lakeland Industries *	92,805	789
Landry’s Restaurants * (A)	12,100	247
Las Vegas Sands *	28,100	467
Leggett & Platt	13,100	248
Life Time Fitness * (A)	210,553	5,340
Lifetime Brands *	54,800	442
Lincoln Educational Services *	83,300	1,858
Lions Gate Entertainment *	157,900	861
Live Nation *	60,492	786
Liz Claiborne * (A)	59,700	413
LodgeNet Interactive *	65,600	409
Lululemon Athletica * (A)	74,003	2,120
Matthews International, Cl A	44,900	1,505
MDC Partners, Cl A	416,400	3,889
Men’s Wearhouse	20,811	445
Meredith (A)	45,800	1,407
Meritage Homes * (A)	97,150	2,078
Morningstar * (A)	43,279	1,909
National CineMedia	78,344	1,260
New Frontier Media *	209,862	376
Nordstrom	43,530	1,608
NutriSystem (A)	40,300	780
NVR *	1,880	1,332
O’Charleys * (A)	27,900	226
Office Depot *	75,185	543
OfficeMax * (A)	97,160	1,552
Orient-Express Hotels, Cl A *	105,502	1,206
Oxford Industries	16,100	313
Papa John’s International *	12,600	307
Peet’s Coffee & Tea * (A)	24,485	890
Penske Auto Group *	21,200	308
PetSmart (A)	82,388	2,243

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	1

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
PF Chang’s China Bistro * (A)	27,638	$1,173
Phillips-Van Heusen	15,200	662
Pinnacle Entertainment * (A)	263,466	1,905
Polaris Industries (A)	22,200	1,015
Pool	43,200	863
Pre-Paid Legal Services * (A)	16,300	679
Princeton Review *	255,069	969
Pulte Homes *	117,325	1,271
RadioShack	78,200	1,530
Red Robin Gourmet Burgers * (A)	113,896	2,258
Regis (A)	168,451	2,785
Rent-A-Center, Cl A * (A)	131,800	2,931
Retail Ventures *	61,467	549
Ruby Tuesday * (A)	73,100	591
Rue21 *	52,758	1,516
Ryland Group (A)	77,000	1,747
Saks *	309,590	2,161
Scholastic (A)	59,300	1,743
Scientific Games, Cl A * (A)	29,059	491
Sealy *	80,100	277
Shutterfly * (A)	51,800	994
Signet Jewelers *	5,800	167
Sinclair Broadcast Group, Cl A *	39,677	199
Sonic *	21,300	181
Sonic Automotive, Cl A *	31,600	326
Sotheby’s	28,093	683
Spartan Motors	20,900	117
Spectrum Group International *	9,759	17
Stage Stores	149,500	1,988
Standard Pacific *	99,315	419
Steiner Leisure * (A)	30,100	1,293
Stewart Enterprises, Cl A	75,104	368
Stoneridge *	21,800	182
Sturm Ruger (A)	92,300	1,085
Superior Industries International (A)	15,100	218
Systemax	13,500	220
Talbots	125,565	1,361
Tempur-Pedic International * (A)	72,275	2,053
Tenneco *	112,993	2,278
Texas Roadhouse, Cl A *	20,100	270
Timberland, Cl A *	72,300	1,337
Tractor Supply (A)	13,059	715
Tupperware Brands	7,500	350
Ulta Salon Cosmetics & Fragrance *	61,968	1,136
Under Armour, Cl A *	38,850	1,012
Unifirst	3,700	194
Universal Electronics * (A)	1,800	41
Volcom *	13,100	211
Warnaco Group *	4,000	167
Williams-Sonoma	23,000	494
World Wrestling Entertainment, Cl A	26,500	452

		171,612

Consumer Staples — 3.5%
Alliance One International *	266,600	1,368
American Italian Pasta, Cl A * (A)	12,000	466
American Oriental Bioengineering * (A)	104,300	433
Andersons (A)	53,600	1,731
BJ’s Wholesale Club * (A)	15,904	575

Description	Shares	Market Value ($ Thousands)
Cal-Maine Foods (A)	36,700	$1,177
Casey’s General Stores (A)	50,460	1,535
Central Garden and Pet *	35,415	373
Central Garden and Pet, Cl A * (A)	40,666	388
Chiquita Brands International * (A)	162,336	2,364
Corn Products International	23,610	769
Cosan Industria e Comercio (Brazil) *	81,700	1,055
Darling International *	44,100	355
Dean Foods *	59,156	863
Del Monte Foods (A)	345,100	4,045
Diedrich Coffee *	3,300	114
Dole Food * (A)	42,796	502
Flowers Foods	13,900	354
Fresh Del Monte Produce *	88,000	1,708
Great Atlantic & Pacific Tea *	59,500	433
Herbalife	56,417	2,260
Ingles Markets, Cl A	25,700	362
Kulim Malaysia	485,500	1,014
Lancaster Colony (A)	18,900	1,087
Lance (A)	50,314	1,091
Mead Johnson Nutrition, Cl A	5,600	265
Molson Coors Brewing, Cl B	8,900	359
Nash Finch (A)	16,900	596
NBTY *	28,000	1,271
Nu Skin Enterprises, Cl A	42,100	1,125
Pantry *	160,879	2,108
Prestige Brands Holdings *	56,700	455
Pricesmart	7,400	157
Rite Aid *	52,800	80
Ruddick (A)	50,500	1,480
Sanderson Farms (A)	28,931	1,416
Saskatchewan Wheat Pool, Cl Common Subscription Recei *	129,800	1,194
Smart Balance *	325,058	1,629
United Natural Foods *	17,600	517
Universal (A)	57,900	3,072
USANA Health Sciences *	6,000	166
Vector Group	20,600	297
Village Super Market, Cl A	6,600	163
Weis Markets (A)	13,300	464
Winn-Dixie Stores * (A)	45,600	499

		43,735

Energy — 6.0%
Allis-Chalmers Energy * (A)	106,988	404
Alon USA Energy (A)	26,200	183
Approach Resources *	145,993	1,213
Arena Resources * (A)	47,101	1,951
Atlas Energy	7,300	238
ATP Oil & Gas * (A)	5,300	96
Basic Energy Services *	78,100	738
Berry Petroleum, Cl A	47,306	1,268
Boots & Coots *	245,250	444
BPZ Energy PIPE *	46,900	367
BPZ Resources * (A)	147,200	1,151
Bristow Group *	8,000	290
Cal Dive International *	523,537	3,691
CARBO Ceramics	14,500	885
Clayton Williams Energy *	40,300	1,503
Complete Production Services *	36,400	508

2	SEI Institutional Investments Trust /Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
Comstock Resources *	116,843	$4,033
Contango Oil & Gas *	2,700	139
CVR Energy *	164,673	1,354
Delek US Holdings	18,134	132
Denbury Resources *	16,000	225
DHT Maritime	17,800	63
Dresser-Rand Group *	71,360	2,206
Encore Acquisition *	3,800	188
Energy Partners *	24,100	243
Exterran Holdings *	25,457	579
Forest Oil * (A)	64,700	1,753
Frontier Oil	29,727	368
GeoMet *	221,500	224
Global Industries * (A)	90,000	608
GMX Resources *	101,703	936
Goodrich Petroleum * (A)	88,584	1,707
Gulfmark Offshore, Cl A *	11,600	285
Gulfport Energy *	15,300	139
Hercules Offshore *	118,900	435
Holly	92,800	2,383
Hornbeck Offshore Services * (A)	27,600	521
Key Energy Services *	165,318	1,676
Kinder Morgan Escrow *	40,730	—
Kinder Morgan Management LLC *	38,248	2,194
Knightsbridge Tankers	47,300	729
Matrix Service *	7,100	76
McMoRan Exploration * (A)	3,900	67
Newpark Resources * (A)	58,400	302
Nordic American Tanker Shipping	15,600	453
Northern Oil And Gas * (A)	104,000	1,286
Oil States International *	12,300	529
Oilsands Quest * (A)	1,735,100	1,180
Oilsands Quest Private Placement *	144,700	98
Overseas Shipholding Group (A)	35,600	1,584
Parker Drilling * (A)	173,600	891
Patterson-UTI Energy	91,000	1,405
PetroHawk Energy *	155,157	3,320
Petroleum Development *	23,000	541
Petroquest Energy * (A)	242,863	1,302
Quicksilver Resources *	110,784	1,653
Rentech * (A)	315,200	337
Rosetta Resources *	68,000	1,274
RPC (A)	42,600	527
SandRidge Energy *	391,378	3,108
SEACOR Holdings *	9,400	718
Seahawk Drilling * (A)	36,100	742
Ship Finance International (A)	21,200	337
StealthGas	119,700	558
Stone Energy *	50,200	856
Superior Energy Services *	28,300	585
Swift Energy * (A)	85,542	2,548
Teekay	45,600	1,146
Tesoro (A)	71,200	849
Tidewater	7,116	317
USEC * (A)	323,800	1,412
Vaalco Energy	176,400	753
W&T Offshore (A)	151,300	1,333
Western Refining *	49,200	214
Willbros Group * (A)	100,544	1,518

Description	Shares	Market Value ($ Thousands)
World Fuel Services (A)	151,981	$4,015

		75,884

Financials — 17.8%
Acadia Realty Trust ‡	8,600	144
Advance America Cash Advance Centers	91,500	574
Affiliated Managers Group * (A)	41,269	2,936
Agree Realty ‡	300	7
Alexander's ‡ *	400	117
Allied Capital (A)	101,000	420
Allied World Assurance Holdings	39,700	1,830
AMB Property ‡	87,750	2,136
American Campus Communities ‡ (A)	31,200	862
American Capital Agency ‡ (A)	10,600	268
American Equity Investment Life Holding	36,900	325
American Physicians Capital (A)	33,999	966
Amtrust Financial Services (A)	64,700	917
Annaly Capital Management ‡	94,200	1,731
Anworth Mortgage Asset ‡	383,659	2,594
Apartment Investment & Management, Cl A ‡ (A)	106,314	1,774
Apollo Investments * (A)[1]	73,838	861
Argo Group International Holdings	24,900	693
Artio Global Investors, Cl A	47,400	1,156
Aspen Insurance Holdings (A)	71,900	2,032
Associated Banc (A)	32,600	421
Assured Guaranty	40,800	861
Astoria Financial (A)	33,218	441
AvalonBay Communities ‡ (A)	19,233	1,566
Axis Capital Holdings	9,400	296
Banco Latinoamericano de Comercio Exterior, Cl E	56,900	804
Bancorp Rhode Island	16,477	469
Bancorpsouth (A)	22,390	436
Bank Mutual	35,700	232
Bank of Hawaii	13,500	570
Bank of the Ozarks (A)	6,200	190
BGC Partners, Cl A	42,630	211
BioMed Realty Trust ‡ (A)	54,300	839
Boston Private Financial Holdings (A)	54,970	377
Boston Properties ‡ (A)	43,500	2,955
Brandywine Realty Trust ‡ (A)	76,100	853
Brasil Brokers Participacoes	253,100	1,161
Calamos Asset Management, Cl A	19,022	254
Camden National	10,600	320
CapitalSource	397,985	2,189
Capstead Mortgage ‡ (A)	153,700	1,912
Cardinal Financial	41,372	402
Cardtronics *	134,188	1,326
Cathay General Bancorp (A)	83,240	810
CBL & Associates Properties ‡ (A)	153,079	1,820
Centerstate Banks	46,490	499
Central Pacific Financial * (A)	29,400	38
Chemical Financial	16,248	335
Chimera Investment ‡	392,932	1,572

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	3

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
Cincinnati Financial	12,800	$344
Citizens Republic Bancorp *	36,000	25
City Holding	1,300	42
CNA Surety *	26,160	422
Cohen & Steers	13,600	296
Colonial Properties Trust ‡ (A)	11,100	131
Community Bank System (A)	51,288	1,149
Conseco * (A)	248,500	1,237
Corporate Office Properties Trust ‡ (A)	21,250	783
Cousins Properties ‡ (A)	16,058	115
Cowen Group, Cl A *	260,900	1,419
Crawford, Cl B *	14,724	56
CreXus Investment ‡ *	44,500	615
DCT Industrial Trust ‡ (A)	44,100	217
Delphi Financial Group, Cl A	87,900	1,875
Developers Diversified Realty ‡ (A)	68,000	722
DiamondRock Hospitality ‡ (A)	25,692	230
Dime Community Bancshares (A)	33,400	405
Dollar Financial * (A)	59,600	1,337
Douglas Emmett ‡ (A)	58,700	827
Duff & Phelps, Cl A (A)	61,634	1,028
DuPont Fabros Technology ‡ (A)	45,800	898
Dynex Capital ‡	500	4
E*Trade Financial *	437,700	705
EastGroup Properties ‡	5,600	201
Education Realty Trust ‡	74,576	406
EMC Insurance Group	4,371	88
Employers Holdings	81,628	1,076
Encore Bancshares *	68,836	558
Encore Capital Group *	30,600	552
Endurance Specialty Holdings (A)	42,353	1,629
Entertainment Properties Trust ‡ (A)	9,300	355
Equity Lifestyle Properties ‡ (A)	5,600	279
Equity One ‡ (A)	83,186	1,536
Equity Residential ‡	68,800	2,482
ESSA Bancorp	36,900	432
Essex Property Trust ‡ (A)	24,800	2,130
Extra Space Storage ‡ (A)	91,500	1,032
FBL Financial Group, Cl A (A)	32,400	658
FBR Capital Markets *	286,600	1,551
Federal Realty Investment Trust ‡ (A)	24,300	1,676
Federated Investors, Cl B (A)	25,322	633
FelCor Lodging Trust ‡ *	13,600	51
First Bancorp	208,147	441
First Busey (A)	76,721	288
First Commonwealth Financial	34,404	193
First Financial Bancorp (A)	156,911	2,912
First Financial Bankshares (A)	700	37
First Financial Holdings	38,600	462
First Horizon National * (A)	36,959	473
First Industrial Realty Trust ‡	56,400	312
First Merchants (A)	9,500	55
First Potomac Realty Trust ‡	9,000	123
FirstMerit (A)	22,496	476
Flushing Financial	141,000	1,789
FNB (Pennsylvania)	47,042	358
FPIC Insurance Group * (A)	11,600	428
Franklin Street Properties ‡ (A)	14,800	192
GAMCO Investors, Cl A (A)	2,400	104
General Shopping Brasil (Brazil) *	204,100	1,102

Description	Shares	Market Value ($ Thousands)
Getty Realty ‡	3,100	$68
GFI Group	98,500	543
Gladstone Capital	19,782	193
Gluskin Sheff + Associates	37,100	741
Great American Group *	234,582	704
Greenhill	19,354	1,383
Grubb & Ellis * (A)	735,960	1,111
Hancock Holding (A)	34,983	1,410
Harleysville Group	8,100	272
Hatteras Financial ‡ (A)	45,400	1,179
HCP ‡ (A)	85,200	2,452
Health Care REIT ‡	12,900	546
Healthcare Realty Trust ‡ (A)	13,300	278
Hercules Technology Growth Capital	102,265	1,006
Hersha Hospitality Trust ‡	72,700	302
Highwoods Properties ‡ (A)	48,700	1,415
Home Bancshares	48,500	1,178
Home Federal Bancorp	37,800	504
Home Properties ‡ (A)	7,300	334
Horace Mann Educators	139,378	1,873
Horizon Financial * (A)	400	—
Hospitality Properties Trust ‡	19,100	420
Host Hotels & Resorts ‡ * (A)	140,712	1,648
HRPT Properties Trust ‡	172,600	1,212
Hudson Valley Holding	46,710	1,133
Iberiabank (A)	6,656	380
Infinity Property & Casualty (A)	46,449	1,893
Inland Real Estate ‡	49,300	414
International Bancshares (A)	105,800	2,243
Investors Real Estate Trust ‡ (A)	149,400	1,336
iStar Financial ‡	43,500	168
Jones Lang LaSalle	31,820	2,027
Kansas City Life Insurance	3,249	95
Kennedy-Wilson Holdings *	42,710	411
Kilroy Realty ‡ (A)	9,300	263
Knight Capital Group, Cl A *	34,700	560
LaBranche *	1,400	7
LaSalle Hotel Properties ‡ (A)	13,900	270
Lexington Realty Trust ‡ (A)	14,172	84
Liberty Property Trust ‡	22,350	691
Life Partners Holdings (A)	9,600	198
LTC Properties ‡	60,393	1,575
Macerich ‡ (A)	44,038	1,570
Mack-Cali Realty ‡	28,650	961
MainSource Financial Group (A)	22,500	144
MarketAxess Holdings	219,121	3,278
Max Capital Group (A)	103,800	2,506
MB Financial	76,600	1,559
Meadowbrook Insurance Group	334,968	2,372
Medical Properties Trust ‡ (A)	111,500	1,147
MF Global Holdings * (A)	189,951	1,315
MFA Mortgage Investments ‡	393,643	2,850
MGIC Investment *	432,416	3,312
Mid-America Apartment Communities ‡ (A)	19,834	1,030
Montpelier Re Holdings	89,113	1,581
MSCI, Cl A *	38,292	1,148
National Health Investors ‡	5,900	205
National Penn Bancshares (A)	129,595	893
National Retail Properties ‡ (A)	18,100	384
Nationwide Health Properties ‡	7,613	253
Nelnet, Cl A	177,275	2,787

4	SEI Institutional Investments Trust /Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
NorthStar Realty Finance ‡	1,044	$4
Northwest Bancshares	66,500	785
NYSE Euronext	13,000	343
OceanFirst Financial	13,950	143
Old National Bancorp	64,300	730
Omega Healthcare Investors ‡ (A)	18,100	343
Oriental Financial Group	113,000	1,248
Pacific Capital Bancorp	157,165	193
PacWest Bancorp (A)	37,514	762
Parkway Properties ‡ (A)	32,800	545
Pebblebrook Hotel Trust ‡ *	25,700	521
Pennsylvania Real Estate Investment Trust ‡	29,900	301
PHH * (A)	58,733	1,087
Phoenix * (A)	202,000	479
Pico Holdings *	36,458	1,241
Piedmont Office Realty Trust, Cl A ‡ (A)	13,850	232
Piper Jaffray * (A)	4,500	195
Platinum Underwriters Holdings (A)	125,996	4,711
PMA Capital, Cl A *	108,819	618
Post Properties ‡ (A)	37,800	727
Potlatch ‡ (A)	8,600	284
Presidential Life	13,709	134
ProAssurance * (A)	22,341	1,191
Prosperity Bancshares	43,300	1,811
Provident Financial Services (A)	43,800	480
PS Business Parks ‡	3,900	191
Public Storage ‡	26,174	2,151
Radian Group	43,700	429
RAIT Financial Trust ‡ (A)	219,600	373
Raymond James Financial (A)	12,700	328
Redwood Trust ‡	57,800	824
Reinsurance Group of America, Cl A	16,412	780
Renasant	47,800	729
Republic Bancorp, Cl A (A)	42,800	722
Riskmetrics Group *	134,690	2,509
S&T Bancorp	17,300	307
Safeguard Scientifics *	28,600	336
Safety Insurance Group	41,700	1,549
Sandy Spring Bancorp (A)	8,500	120
Saul Centers ‡	15,800	564
SCBT Financial	31,400	1,142
SeaBright Insurance Holdings	52,900	556
Selective Insurance Group	40,800	661
Senior Housing Properties Trust ‡	100,250	2,084
Signature Bank NY * (A)	28,897	1,076
Simmons First National, Cl A	17,300	459
Simon Property Group ‡	36,247	2,838
SL Green Realty ‡	7,550	386
South Financial Group (A)	26,000	15
Sovran Self Storage ‡ (A)	20,903	663
Starwood Property Trust ‡	55,700	1,042
Sterling Bancshares	60,200	284
Stewart Information Services (A)	55,100	775
Student Loan	14,700	531
Sun Communities ‡ (A)	3,600	69
Sunstone Hotel Investors ‡	54,800	490
Susquehanna Bancshares (A)	85,735	716
SVB Financial Group * (A)	40,495	1,804
SWS Group	70,069	844

Description	Shares	Market Value ($ Thousands)

Synovus Financial (A)	384,125	$1,095
Tanger Factory Outlet Centers ‡ (A)	8,900	371
Taubman Centers ‡ (A)	23,500	910
TCF Financial (A)	21,100	305
TD Ameritrade Holding *	40,131	702
Texas Capital Bancshares *	51,200	863
Thomas Weisel Partners Group *	101,300	408
Titanium Asset Management *	10,500	26
Titanium Asset Management * (H) (J)	122,200	364
Tower Group	33,488	762
TradeStation Group *	43,400	299
Trustco Bank	162,967	986
Trustmark (A)	27,500	627
Union First Market Bankshares	24,250	303
United Bankshares (A)	43,600	1,073
United Community Banks *	47,039	195
United Financial Bancorp	30,700	402
Universal Health Realty Income Trust ‡	3,000	102
Uranium Participation *	192,500	1,122
Urstadt Biddle Properties, Cl A ‡	4,600	73
U-Store-It Trust ‡	17,500	114
Validus Holdings	67,747	1,896
Value Creation * (H) (J)	119,600	13
Ventas ‡ (A)	7,600	336
ViewPoint Financial Group	42,600	622
Vornado Realty Trust ‡ (A)	17,737	1,166
Walter Investment Management ‡	4,500	65
Washington Real Estate Investment Trust ‡ (A)	33,200	925
Webster Financial (A)	16,000	256
WesBanco (A)	24,100	365
Westamerica Bancorporation	15,000	823
Whitney Holding (A)	44,231	568
Willis Group Holdings	18,662	556
Wilshire Bancorp	13,100	123
Wintrust Financial (A)	8,400	286
World Acceptance * (A)	52,375	2,189
WSFS Financial	31,000	951
Zenith National Insurance	41,500	1,581
Zions Bancorporation (A)	40,708	755

		224,302

Health Care — 11.7%
Abaxis * (A)	88,049	2,236
Acadia Pharmaceuticals * (A)	249,100	326
Achillion Pharmaceuticals *	171,072	398
Acorda Therapeutics * (A)	66,695	2,013
Affymetrix * (A)	83,600	611
Air Methods *	18,600	495
Albany Molecular Research *	50,519	454
Alexion Pharmaceuticals *	51,387	2,545
Align Technology * (A)	53,863	975
Alkermes * (A)	64,734	742
Allscripts-Misys Healthcare Solutions *	37,400	669
Alnylam Pharmaceuticals * (A)	26,170	456
AMAG Pharmaceuticals * (A)	106,026	4,049
Amedisys *	41,226	2,377
American Medical Systems
Holdings * (A)	22,700	411
AMERIGROUP *	23,801	625
AMN Healthcare Services * (A)	183,300	1,690

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	5

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
Amsurg, Cl A *	119,803	$2,475
Analogic	7,556	312
Angiodynamics *	21,314	347
Arena Pharmaceuticals * (A)	321,302	977
Assisted Living Concepts, Cl A *	39,400	1,090
athenahealth *	29,420	1,084
BioMarin Pharmaceutical *	123,894	2,478
Cambrex *	73,000	275
Cardiome Pharma *	317,749	1,646
Catalyst Health Solutions *	70,400	2,653
Cepheid * (A)	41,727	630
Chemed (A)	37,095	1,987
Conceptus * (A)	111,124	2,181
Conmed *	141,170	3,089
Cooper (A)	17,854	715
Covance *	11,400	646
Cross Country Healthcare *	103,700	1,019
CryoLife *	12,100	85
Cubist Pharmaceuticals *	14,300	301
Cyberonics *	15,700	280
Cypress Bioscience * (A)	88,077	462
Durect *	445,774	1,065
Emergency Medical Services, Cl A *	21,700	1,130
Ensign Group	7,200	120
Enzo Biochem *	23,656	124
eResearch Technology *	51,503	312
Exactech *	52,314	1,014
Exelixis * (A)	12,100	78
Genoptix *	48,185	1,569
Gen-Probe *	30,396	1,370
Gentiva Health Services *	19,600	543
Haemonetics * (A)	8,100	433
Hanger Orthopedic Group *	9,500	177
Healthsouth * (A)	114,200	1,976
Healthspring *	21,700	399
HealthTronics *	298,265	901
Healthways *	8,000	120
Hill-Rom Holdings (A)	36,000	945
HMS Holdings *	21,300	981
Human Genome Sciences * (A)	66,598	1,875
ICU Medical *	89,510	3,077
Idexx Laboratories *	11,300	597
Illumina *	11,300	410
Immucor *	27,700	536
Incyte * (A)	232,330	2,477
Inspire Pharmaceuticals *	118,300	731
Integra LifeSciences Holdings * (A)	14,129	562
InterMune *	29,143	400
Invacare (A)	21,200	578
inVentiv Health * (A)	1,300	19
Inverness Medical Innovations *	4,300	168
IPC The Hospitalist *	26,220	867
Kendle International * (A)	64,017	1,090
Kensey Nash *	23,941	528
Kindred Healthcare *	124,950	2,177
Kinetic Concepts * (A)	21,300	893
King Pharmaceuticals * (A)	109,900	1,236
LCA-Vision *	10,700	85
LHC Group * (A)	113,565	3,418
Lincare Holdings * (A)	16,300	655
Luminex * (A)	47,260	692

Description	Shares	Market Value ($ Thousands)
Magellan Health Services *	21,800	$914
Martek Biosciences * (A)	43,976	872
Masimo *	58,750	1,627
MedAssets *	49,220	1,065
Medical Staffing Network Holdings *	88,000	18
Medicines *	196,500	1,513
Medicis Pharmaceutical, Cl A (A)	66,700	1,501
Medivation * (A)	17,412	627
Mednax *	52,778	2,824
Meridian Bioscience	38,800	860
Merit Medical Systems *	15,838	233
Molina Healthcare * (A)	25,300	541
MWI Veterinary Supply *	40,813	1,681
Myriad Genetics *	56,280	1,294
National Dentex *	12,400	103
Neogen * (A)	37,800	916
Nighthawk Radiology Holdings *	54,381	162
NovaMed *	107,100	406
NPS Pharmaceuticals *	18,400	61
NuVasive * (A)	127,649	5,100
Odyssey HealthCare * (A)	61,400	1,076
Omnicare	11,300	306
Omnicell *	130,749	1,769
Onyx Pharmaceuticals * (A)	28,357	787
Orthofix International *	7,600	259
Par Pharmaceutical *	144,795	3,624
Parexel International *	33,100	667
Patterson * (A)	15,459	459
PDL BioPharma (A)	675,794	4,730
PerkinElmer	900	20
Perrigo	8,200	407
Pharmaceutical Product Development	22,993	484
PharMerica * (A)	13,400	230
Phase Forward *	140,475	1,676
Pozen *	190,513	1,145
Providence Service *	20,559	249
PSS World Medical * (A)	45,566	961
Psychiatric Solutions *	44,800	961
Quality Systems (A)	30,916	1,770
Questcor Pharmaceuticals *	153,300	717
Quidel * (A)	136,323	1,780
RehabCare Group *	7,954	221
Res-Care *	108,000	985
Rigel Pharmaceuticals * (A)	195,600	1,477
Savient Pharmaceuticals * (A)	5,400	73
Seattle Genetics *	54,506	556
Sirona Dental Systems *	5,300	190
Skilled Healthcare Group, Cl A *	50,800	329
Somanetics *	9,736	164
SonoSite * (A)	18,700	554
STERIS	75,600	2,390
Sun Healthcare Group *	60,000	533
Symmetry Medical *	8,000	69
Techne	31,125	1,990
Teleflex	18,166	1,107
Theravance *	41,655	454
Thoratec * (A)	54,501	1,572
United Therapeutics * (A)	13,952	801
Universal American Financial * (A)	65,700	947
Universal Health Services, Cl B	27,200	844

6	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
Varian *	1,700	$88
Viropharma *	83,131	1,036
Volcano *	30,770	634
WellCare Health Plans * (A)	60,634	1,619
Wright Medical Group * (A)	26,873	453
Zoll Medical *	12,400	321

		147,934

Industrials — 15.5% AAR *	20,200	458
ACCO Brands *	119,700	858
Acuity Brands (A)	78,538	3,061
Administaff (A)	28,500	514
Advisory Board * (A)	36,087	1,146
Aegean Marine Petroleum Network	118,104	3,385
AerCap Holdings *	300,768	2,860
Aerovironment *	41,408	1,004
Airtran Holdings *	819,486	3,950
Alamo Group	21,600	385
Alaska Air Group *	23,200	812
Alliant Techsystems *	16,005	1,272
Ameron International (A)	15,800	1,088
Ampco-Pittsburgh	23,100	595
AMR *	36,000	331
AO Smith	23,800	1,078
APAC Customer Services * (A)	102,000	528
Apogee Enterprises	104,400	1,492
Applied Industrial Technologies (A)	83,500	1,882
Arkansas Best (A)	49,600	1,301
Armstrong World Industries *	21,900	806
Astec Industries * (A)	53,100	1,290
ATC Technology * (A)	56,032	1,256
Atlas Air Worldwide Holdings * (A)	69,829	3,148
Avis Budget Group * (A)	68,900	725
AZZ	7,000	220
Barnes Group	125,690	2,019
BE Aerospace *	59,650	1,545
Beacon Roofing Supply *	49,600	863
Belden	35,665	755
Brady, Cl A	23,954	671
Briggs & Stratton	48,015	841
Brink’s	12,600	321
CAE	11,100	306
Carlisle	28,000	960
Celadon Group *	142,873	1,746
Cenveo *	102,111	762
Ceradyne * (A)	27,100	611
Chart Industries *	59,200	1,205
Chicago Bridge & Iron *	27,595	598
CIRCOR International (A)	3,200	99
Clean Harbors *	9,174	521
Columbus McKinnon *	81,666	1,175
Comfort Systems USA (A)	158,900	1,862
Continental Airlines, Cl B *	49,900	1,031
Copa Holdings, Cl A	17,672	961
Copart *	78,267	2,793
Cornell *	124,300	2,317
Corporate Executive Board	74,549	1,706
CoStar Group * (A)	83,513	3,286
Courier	15,336	236
CRA International *	87,324	2,323

Description	Shares	Market Value ($ Thousands)
Crane	21,500	$681
Cubic	56,800	1,959
Deluxe	79,400	1,425
Diamond Management & Technology Consultants, Cl A	38,400	278
Dycom Industries *	78,592	710
DynCorp International, Cl A *	140,000	1,568
EMCOR Group *	203,818	4,692
Encore Wire (A)	36,100	726
EnerNOC * (A)	62,535	1,653
EnerSys * (A)	81,900	1,867
Ennis	28,321	435
EnPro Industries * (A)	36,400	1,008
Esterline Technologies *	25,500	1,049
Fastenal	13,100	581
Force Protection *	201,800	1,082
Forward Air	51,300	1,255
FTI Consulting *	36,416	1,338
G&K Services, Cl A	46,715	1,166
Gardner Denver	71,668	3,125
Genco Shipping & Trading * (A)	11,200	235
GenCorp *	18,900	82
Generac Holdings *	84,500	1,135
General Cable *	16,705	408
Genesee & Wyoming, Cl A *	7,000	223
Geo Group *	50,000	989
GeoEye * (A)	101,571	2,419
Gibraltar Industries * (A)	23,200	271
Graham	60,372	974
Granite Construction (A)	75,000	2,072
Great Lakes Dredge & Dock	211,900	960
Griffon *	42,500	526
GT Solar International * (A)	24,500	146
H&E Equipment Services * (A)	92,700	901
Hawaiian Holdings *	53,700	418
Healthcare Services Group	67,674	1,486
Heico, Cl A	16,287	604
Hexcel *	64,200	707
Hill International *	5,500	29
HNI (A)	31,900	758
Horizon Lines, Cl A	248,063	1,002
Hubbell, Cl B	11,100	520
Hudson Highland Group *	73,000	318
ICF International *	23,674	555
IDEX	50,707	1,572
IHS, Cl A *	34,135	1,768
II-VI *	24,067	675
Innerworkings * (A)	507,086	2,875
Insteel Industries (A)	8,700	88
Interface, Cl A	54,027	465
John Bean Technologies	19,400	317
Kadant *	27,116	368
Kaman	13,767	330
Kansas City Southern * (A)	16,569	568
Kaydon (A)	63,539	2,065
KBR	24,800	514
Kelly Services, Cl A * (A)	42,376	667
Kirby * (A)	59,900	1,977
Knight Transportation (A)	48,376	955
Knoll	49,500	595
Korn/Ferry International * (A)	26,800	458
Ladish *	3,300	55
Landstar System	52,785	2,106

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	7

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
LB Foster, Cl A *	13,200	$401
LECG *	256,433	731
Lincoln Electric Holdings (A)	3,000	143
LS Starrett, Cl A	1,700	19
Lydall *	15,960	128
Marten Transport * (A)	16,800	317
McDermott International *	21,100	482
Mcgrath Rentcorp	11,279	270
Michael Baker *	41,200	1,394
Mine Safety Appliances	32,928	836
Mueller Industries	98,900	2,213
MYR Group * (A)	67,186	1,062
NACCO Industries, Cl A	12,100	566
Navistar International *	26,000	1,018
Northwest Pipe *	600	14
Old Dominion Freight Line *	82,855	2,547
Orbital Sciences * (A)	37,000	683
Owens Corning *	13,001	306
Pacer International * (A)	49,100	236
Powell Industries *	12,200	351
Quanex Building Products	83,675	1,304
Rand Logistics *	40,900	178
Raven Industries (A)	20,700	607
Republic Airways Holdings *	34,800	212
Resources Connection *	76,992	1,312
Ritchie Bros Auctioneers	57,600	1,208
RSC Holdings * (A)	169,500	1,195
Rush Enterprises, Cl A *	123,808	1,353
Ryder System	45,400	1,602
Sauer-Danfoss	18,200	219
School Specialty * (A)	84,723	1,809
Skywest	54,264	801
Spherion *	44,400	349
Spirit Aerosystems Holdings, Cl A *	61,500	1,176
Standard Parking *	127,364	2,091
Standard Register	32,494	179
Standex International	18,500	461
Steelcase, Cl A (A)	41,300	271
SYKES Enterprises * (A)	38,200	910
TAL International Group (A)	76,100	1,388
Teledyne Technologies *	52,100	1,963
Terex * (A)	138,209	2,691
Tetra Tech *	93,623	1,959
Textainer Group Holdings (A)	80,000	1,652
Titan International	120,711	996
Titan Machinery *	101,958	1,214
Towers Watson, Cl A (A)	62,162	2,746
TransDigm Group	56,805	2,853
Tredegar (A)	37,805	633
Trex * (A)	6,700	134
Triumph Group (A)	14,688	769
TrueBlue *	85,700	1,137
Tutor Perini *	43,606	862
UAL *	109,300	1,874
United Rentals * (A)	62,500	472
Universal Forest Products (A)	21,100	744
US Airways Group *	163,800	1,201
US Ecology	15,681	234
Vitran, Cl A *	72,360	702
Wabtec	59,500	2,269
Watts Water Technologies, Cl A (A)	30,236	882

Description	Shares	Market Value ($ Thousands)
Werner Enterprises	24,500	$547
WESCO International * (A)	133,858	3,867
Woodward Governor (A)	55,800	1,606
YRC Worldwide *	65,300	30

		196,091

Information Technology — 18.6%
3Com *	135,900	1,037
ACI Worldwide *	5,000	91
Actel *	94,300	1,208
Acxiom * (A)	39,700	669
ADC Telecommunications * (A)	35,400	224
Advanced Energy Industries *	320,767	4,658
Advent Software * (A)	42,239	1,703
Akamai Technologies * (A)	38,600	1,015
Amkor Technology *	106,000	638
Ancestry.com *	103,239	1,645
Anixter International * (A)	36,717	1,533
Ansys *	15,896	697
AOL *	53,940	1,337
Applied Micro Circuits *	173,600	1,552
Archipelago Learning *	50,011	909
Ariba *	82,700	993
Arris Group *	178,800	1,845
Arrow Electronics *	45,200	1,275
Art Technology Group *	508,556	2,019
AsiaInfo Holdings *	32,300	789
Atheros Communications * (A)	109,977	3,947
Atmel *	407,330	1,837
ATMI *	110,554	1,862
Benchmark Electronics *	174,000	3,445
Black Box	17,200	498
Blackbaud	8,100	189
Blackboard *	58,438	2,284
Blue Coat Systems *	11,300	328
Brightpoint *	126,800	904
Brocade Communications Systems *	201,400	1,172
CACI International, Cl A *	41,588	2,061
CDC Software ADR *	182,800	1,817
Checkpoint Systems *	36,486	752
Ciber *	418,934	1,563
Cirrus Logic *	65,666	469
Cognex	39,092	739
Cogo Group *	45,800	322
Coherent * (A)	48,599	1,545
CommScope *	58,005	1,479
CommVault Systems *	49,225	1,078
Compuware *	133,600	1,001
Comtech Telecommunications * (A)	42,687	1,350
Comverse Technology * (A)	140,600	1,209
Concur Technologies * (A)	5,146	202
Convergys *	83,600	1,032
CSG Systems International *	97,693	1,966
CTS	106,057	844
Cypress Semiconductor *	20,900	247
Daktronics	25,500	193
DealerTrack Holdings * (A)	176,989	2,517
Diebold (A)	23,475	680
Digi International *	153,300	1,556
Digital River *	93,484	2,458
Dolby Laboratories, Cl A *	5,700	304

8	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
Double-Take Software *	85,500	$758
DragonWave *	68,084	834
DSP Group *	99,641	730
DTS *	99,498	3,184
Earthlink (A)	366,100	3,053
EF Johnson Technologies *	77,700	80
Electro Rent	12,171	142
Electronic Arts *	6,667	110
Electronics for Imaging *	23,457	278
Emulex *	150,737	1,914
Entegris *	41,300	185
Epicor Software *	3,600	31
EPIQ Systems * (A)	52,056	605
Euronet Worldwide * (A)	85,350	1,547
Fair Isaac (A)	75,600	1,736
FLIR Systems *	36,250	972
Forrester Research * (A)	14,300	428
Gartner *	121,170	2,883
GSI Commerce * (A)	74,411	1,858
Hackett Group *	85,800	236
Heartland Payment Systems	111,052	1,698
Hittite Microwave *	12,100	505
IAC *	44,400	994
Imation * (A)	371,866	3,421
Insight Enterprises *	76,700	981
Integral Systems *	97,800	837
InterDigital *	7,000	180
Intermec *	111,251	1,584
Intersil, Cl A	42,600	632
IXYS *	22,800	194
Jabil Circuit	16,600	252
Jack Henry & Associates	50,600	1,143
JDA Software Group *	73,206	2,072
KIT Digital * (A)	113,600	1,102
Knot * (A)	280,518	2,146
Lam Research *	21,900	743
Lawson Software * (A)	377,676	2,274
LeCroy *	71,700	280
Lexmark International, Cl A *	49,600	1,672
Linear Technology	23,900	649
Littelfuse * (A)	20,870	743
LivePerson *	18,300	127
LTX-Credence *	194,200	604
Manhattan Associates * (A)	111,100	2,807
Mantech International, Cl A *	62,532	3,088
MAXIMUS	59,400	3,420
Methode Electronics (A)	176,392	2,194
Micrel	34,000	335
Microsemi * (A)	119,362	1,851
MicroStrategy, Cl A *	30,055	2,666
MKS Instruments *	42,235	762
ModusLink Global Solutions *	24,817	246
MoneyGram International *	117,000	324
Monotype Imaging Holdings *	102,710	977
Monster Worldwide * (A)	87,600	1,222
Move *	140,803	221
MTS Systems	17,599	479
Multi-Fineline Electronix *	20,550	448
NCR *	32,600	411
Net 1 UEPS Technologies *	88,411	1,560
Netgear * (A)	108,100	2,740
Netlogic Microsystems *	43,657	2,366
NetSuite *	116,761	1,443

Description	Shares	Market Value ($ Thousands)
Novatel Wireless * (A)	198,800	$1,324
Novell *	261,220	1,225
Nuance Communications * (A)	57,708	830
Omnivision Technologies *	123,100	1,789
Openwave Systems *	67,800	176
Orbotech *	109,800	988
OSI Systems *	45,700	1,409
Palm *	40,400	247
Parametric Technology *	45,382	790
Park Electrochemical	60,900	1,655
Parkervision * (A)	278,985	488
Plantronics (A)	34,900	992
Power Integrations	64,252	2,311
Progress Software *	43,400	1,216
Quantum *	689,224	1,709
Quest Software *	86,523	1,458
Radisys * (A)	71,700	590
RADWARE *	29,500	502
RealNetworks *	62,100	286
Richardson Electronics	25,765	203
RightNow Technologies *	23,541	366
Rogers *	11,036	303
Rosetta Stone * (A)	101,335	2,229
Rubicon Technology * (A)	37,604	590
Rudolph Technologies * (A)	96,300	767
Sapient	285,374	2,574
SAVVIS *	80,942	1,140
Scansource *	31,200	811
Seachange International *	183,800	1,301
Semtech *	34,300	544
Sigma Designs * (A)	32,600	381
Silicon Image *	94,000	228
Skyworks Solutions * (A)	19,600	299
Smith Micro Software *	91,615	803
Solera Holdings	63,948	2,184
Sourcefire *	26,908	629
SRA International, Cl A *	86,227	1,643
Stamps.com *	14,025	127
Standard Microsystems *	50,771	991
STEC * (A)	66,400	683
SuccessFactors *	62,325	1,129
Sybase *	28,770	1,277
Synaptics * (A)	40,113	1,071
Synchronoss Technologies *	87,236	1,519
SYNNEX * (A)	35,700	1,023
Synopsys *	21,004	460
Syntel	31,100	1,054
Take-Two Interactive Software *	32,600	314
Taleo, Cl A *	137,725	3,242
Tech Data *	42,900	1,838
Technitrol	53,500	235
Techwell *	52,600	660
Tekelec *	28,714	474
TeleTech Holdings *	93,115	1,629
Teradyne *	321,926	3,216
Tessera Technologies * (A)	20,000	359
THQ *	51,811	314
TIBCO Software * (A)	141,000	1,293
TiVo * (A)	17,200	163
Trimble Navigation * (A)	107,400	2,886
TriQuint Semiconductor *	116,800	840
TTM Technologies * (A)	143,800	1,228
Ultra Clean Holdings *	73,200	649

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	9

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
Ultratech *	77,800	$1,004
Unisys *	34,880	1,218
United Online (A)	250,400	1,567
Valueclick *	108,600	1,031
VanceInfo Technologies ADR *	90,799	1,797
Varian Semiconductor Equipment Associates * (A)	20,100	605
Vasco Data Security International *	15,300	121
Veeco Instruments * (A)	57,686	1,967
VeriFone Holdings *	700	13
Verigy *	151,047	1,504
Vishay Intertechnology *	31,700	325
VistaPrint *	80,015	4,618
Vocus *	107,028	1,523
Volterra Semiconductor *	13,800	301
Web.com Group *	51,800	246
Websense * (A)	70,900	1,521
Wright Express * (A)	33,500	949
Xyratex *	41,611	550
Zebra Technologies, Cl A *	30,143	861
Zoran *	208,166	2,361

		235,380

Materials — 4.3%
A. Schulman	55,782	1,314
AEP Industries *	9,800	342
AK Steel Holding	15,075	325
Allied Nevada Gold * (A)	106,300	1,463
AM Castle	30,669	353
Aptargroup	43,790	1,687
Arch Chemicals	25,818	797
Brush Engineered Materials * (A)	6,200	127
Buckeye Technologies *	52,300	578
Cabot (A)	14,429	419
Carpenter Technology (A)	62,600	1,870
Century Aluminum *	26,700	325
Coeur d’Alene Mines * (A)	17,600	258
Commercial Metals (A)	81,315	1,334
Crown Holdings *	55,105	1,506
Cytec Industries	19,873	848
Domtar *	8,900	465
Eagle Materials (A)	15,000	354
Ferro	26,506	217
Gammon Gold *	130,700	1,274
General Steel Holdings *	72,757	298
Glatfelter	41,800	564
Globe Specialty Metals *	75,010	770
Graham Packaging *	22,000	230
H.B. Fuller	107,858	2,264
Haynes International	29,000	842
Headwaters *	67,675	338
Hecla Mining * (A)	43,500	226
Innophos Holdings	33,800	785
Intrepid Potash *	34,671	954
Jaguar Mining * (A)	121,700	1,146
Kaiser Aluminum (A)	29,700	992
Koppers Holdings	69,122	1,922
Landec *	13,462	82
LSB Industries *	6,000	85
Minerals Technologies	6,400	313
Myers Industries	68,193	632
Nalco Holding	70,725	1,645

Description	Shares	Market Value ($ Thousands)
Neenah Paper	17,559	$249
New Gold *	287,900	1,264
NewMarket (A)	35,375	3,150
Olin (A)	119,927	2,100
Olympic Steel	16,500	456
OM Group * (A)	71,006	2,444
PolyOne *	104,900	834
Quaker Chemical	28,200	559
Rock-Tenn, Cl A	21,100	883
Rockwood Holdings *	15,600	374
RTI International Metals *	48,300	1,161
Schweitzer-Mauduit International	25,889	1,188
Sensient Technologies (A)	70,300	1,857
Silgan Holdings	11,038	630
Solutia *	5,000	70
Spartech	29,490	300
Stepan (A)	10,700	509
Universal Stainless & Alloy *	59,000	1,101
US Gold * (A)	70,900	191
Wausau Paper	14,400	122
Westlake Chemical	2,400	49
Worthington Industries (A)	68,400	1,083
WR Grace *	117,771	3,411

		53,929

Telecommunication Services — 1.1%
Alaska Communications Systems Group	30,864	224
Atlantic Telegraph-Network (A)	12,100	531
Cbeyond * (A)	61,231	759
Cincinnati Bell * (A)	259,600	768
Cogent Communications Group * (A)	12,000	118
Consolidated Communications Holdings	25,186	424
Global Crossing * (A)	27,900	398
Leap Wireless International * (A)	74,500	1,063
Neutral Tandem * (A)	138,466	2,232
Premiere Global Services *	59,300	446
SBA Communications, Cl A *	136,401	4,823
Syniverse Holdings * (A)	400	7
tw telecom , Cl A *	93,425	1,485
USA Mobility (A)	83,700	943

		14,221

Utilities — 3.2%
AGL Resources	23,975	871
Allete (A)	65,140	2,049
Avista (A)	37,000	753
Black Hills	300	9
Central Vermont Public Service	17,800	350
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	62,400	871
Cleco	62,700	1,582
El Paso Electric *	217,600	4,378
Empire District Electric (A)	88,092	1,578
Great Plains Energy (A)	106,967	1,905
IDACORP	52,456	1,732
ITC Holdings	29,878	1,595
Laclede Group	4,000	131
Mirant *	32,000	402
New Jersey Resources (A)	2,400	87

10	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

February 28, 2010

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Nicor (A)	30,500	$1,270
Northwest Natural Gas (A)	12,600	554
NorthWestern	220,381	5,521
Portland General Electric	285,875	5,143
RRI Energy *	51,000	217
South Jersey Industries	12,954	517
UGI	46,700	1,170
UIL Holdings	28,300	778
Unisource Energy	94,058	2,741
Vectren	77,300	1,797
Westar Energy	80,626	1,725
WGL Holdings (A)	8,300	273

		39,999

Total Common Stock (Cost $1,053,761) ($ Thousands)		1,203,087

EXCHANGE TRADED FUNDS — 0.3%
iShares Russell 2000 Index Fund (A)	3,408	214
Powershares QQQ	35,807	1,603
SPDR S&P MidCap 400 ETF Trust (A)	11,921	1,597

Total Exchange Traded Funds (Cost $3,364) ($ Thousands)		3,414

PREFERRED STOCK — 0.2%

Consumer Discretionary — 0.1%
Callaway Golf (B)	11,100	1,410

Financials — 0.1%
Grubb & Ellis *	6,600	688

Total Preferred Stock (Cost $1,755) ($ Thousands)		2,098

CONVERTIBLE BONDS — 0.2%

Consumer Discretionary — 0.0%
Eddie Bauer Holdings
5.250%, 04/01/14 (C) (H) (J)	$3,147	252

Energy — 0.2%
Nova Biosource Fuels
10.000%, 09/30/12 * (B) (C) (H) (J)	3,332	8
Rentech
4.000%, 04/15/13	1,795	1,169
Scorpio Mining (H) (J) (I)
7.000%, 05/05/11	887	764

		1,941

Total Convertible Bonds (Cost $3,585) ($ Thousands)		2,193

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
	Number of Warrants

WARRANTS — 0.0%
Oilsands Quest Expires 05/12/11 *	247,050	$37
Rentech
Expires 04/25/12 * (H) (I) (J)	16,100	2
Titanium Asset Management
Expires 06/21/11 * (H) (J)	122,200	—
Washington Mutual (D)	17,435	2

Total Warrants (Cost $52) ($ Thousands)		41

	Number of Rights

RIGHT — 0.0%
Ligand Pharma
Expires 01/05/12 * (H)	64,529	—

Total Right (Cost $0) ($ Thousands)		—

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
0.102%, 06/03/10 (E) (F)	$3,329	3,328

Total U.S. Treasury Obligation (Cost $3,328) ($ Thousands)		3,328

CASH EQUIVALENT — 4.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.070% ** †	54,446,429	54,446

Total Cash Equivalent (Cost $54,446) ($ Thousands)		54,446

AFFILIATED PARTNERSHIP — 19.2%
SEI Liquidity Fund, L.P.,
0.240% (G) ** †	248,191,089	241,941

Total Affiliated Partnership (Cost $248,191) ($ Thousands)		241,941

Total Investments — 119.7% (Cost $1,368,482)($ Thousands)††		$1,510,548

Percentages are based on a Net Assets of $1,261,785 ($ Thousands).

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	11

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

February 28, 2010

A summary of the open futures contracts held by the Fund at February 28, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	543	Mar-2010	$498

For the period ended February 28, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2010.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

††	At February 28, 2010, the tax basis cost of the Fund’s investments was $1,368,482 ($Thousands), and the unrealized appreciation and depreciation were $205,673 ($Thousands) and $(63,607) ($Thousands) respectively.

(A)	This security or a partial position of this security is on loan at February 28, 2010. The total value of securities on loan at February 28, 2010, was $240,123 ($ Thousands).

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Security in default on interest payments. Security is non-income producing.

(D)	This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.
(E)	Zero coupon security. Rate shown is the effective yield at time of purchase.

(F)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(G)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2010, was $241,941 ($ Thousands).

(H)	Securities considered illiquid. The total value of such securities as of February 28, 2010, was $1,403 ($ Thousands) and represents 0.11% of net assets.

(I)	Securities considered restricted. The total value of such securities as of February 28, 2010, was $766 ($ Thousands) and represents 0.06% of net assets.

(J)	Securities fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of February 28, 2010, was $1,403 ($ Thousands) and represents 0.11% of net assets.

ADR — American Depositary Receipt

Cl — Class

LLC — Limited Liability Company

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

SPDR — Standard & Poor’s Depositary Receipts

Amounts designated as “—” are $0 or have been rounded to $0.

See end of Form N-Q Filing for ASC 820 disclosure.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Restricted Securities — At February 28, 2010, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there form. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, along with their cost and values at February 28, 2010, were as follows:

	Number of Warrants/ Face Amount ($Thousands)	Acquisition Date	Right to Acquire Date	Cost ($Thousands)	Market Value ($Thousands)	% of Net Assets
Rentech	16,100	4/20/07	4/20/07	$—	$2	0.00%
Scorpio Mining	887	5/5/08	5/5/08	786	764	0.06%

				$786	$766	0.06%

12	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.6%

Consumer Discretionary — 14.9%
Aaron’s	43,268	$1,284
Abercrombie & Fitch, Cl A	38,815	1,414
Advance Auto Parts (A)	83,040	3,388
American Eagle Outfitters	405,903	6,848
American Greetings, Cl A (A)	33,400	637
AnnTaylor Stores *	27,800	478
Apollo Group, Cl A *	45,800	2,742
Arctic Cat *	68,000	732
ArvinMeritor *	162,273	1,892
Autoliv (A)	36,100	1,610
Barnes & Noble	23,071	463
Bebe Stores	45,936	387
Belo, Cl A	163,911	1,103
Big 5 Sporting Goods (A)	40,282	615
Big Lots * (A)	76,000	2,546
Blyth	9,087	262
Bob Evans Farms (A)	61,900	1,765
Books-A-Million, Cl A	10,529	66
BorgWarner	52,338	1,961
Brinker International (A)	92,600	1,677
Brown Shoe	114,396	1,582
Buckle	11,900	348
Cabela’s * (A)	74,000	1,144
Cablevision Systems, Cl A	26,300	633
California Pizza Kitchen *	52,486	816
Callaway Golf (A)	282,019	2,236
Capella Education * (A)	56,735	4,713
Career Education *	26,174	728
Carter’s * (A)	177,000	5,073
Cato, Cl A	203,974	3,998
CEC Entertainment * (A)	65,554	2,298
Central European Media Enterprises, Cl A *	6,100	165
Century Casinos *	334,249	836
Charming Shoppes *	46,641	278
Cheesecake Factory * (A)	107,482	2,542
Chipotle Mexican Grill, Cl A *	2,900	304
Christopher & Banks	78,897	548
Citi Trends *	42,920	1,276
CKE Restaurants	18,006	205
Collective Brands *	37,012	836
Cooper Tire & Rubber	191,933	3,367
Corinthian Colleges *	18,600	302
Cracker Barrel Old Country Store (A)	83,908	3,665
Dana Holdings *	40,202	457
Darden Restaurants	39,665	1,608
Dick’s Sporting Goods * (A)	309,457	7,529
Dillard’s, Cl A (A)	113,600	1,916
DineEquity *	8,166	240
Domino’s Pizza *	44,698	558
DR Horton (A)	148,190	1,832
DreamWorks Animation SKG, Cl A *	131,700	5,724
DSW, Cl A * (A)	64,800	1,745
Eastman Kodak	402,119	2,389
Entercom Communications, Cl A *	110,824	1,127
Ethan Allen Interiors	68,412	1,092
Expedia	98,300	2,186
Family Dollar Stores (A)	66,600	2,197
Focus Media Holding ADR * (A)	212,980	3,286
Foot Locker (A)	281,861	3,656

Description	Shares	Market Value ($ Thousands)
Fossil *	25,731	$933
Furniture Brands International *	38,525	211
GameStop, Cl A *	175,975	3,027
Gannett (A)	272,699	4,131
Garmin (A)	–	—
Genesco *	94,210	2,254
Gentex (A)	148,997	2,892
Goodyear Tire & Rubber *	22,500	292
Grand Canyon Education * (A)	119,331	2,595
H&R Block	175,921	3,040
Hanesbrands *	193,850	5,026
Harley-Davidson	80,448	1,980
hhgregg *	53,206	1,110
Hibbett Sports * (A)	101,502	2,336
Hillenbrand	11,900	239
HOT Topic *	343,500	2,222
HSN *	65,570	1,420
Hyatt Hotels, Cl A *	55,750	1,864
Iconix Brand Group *	32,000	417
Interactive Data	73,274	2,221
Interpublic Group *	342,724	2,571
J Crew Group *	70,740	2,977
Jakks Pacific *	68,713	849
Jarden	164,670	5,279
Jo-Ann Stores *	35,792	1,355
Jones Apparel Group	199,323	3,361
Journal Communications, Cl A	36,924	138
Landry’s Restaurants * (A)	11,100	226
Las Vegas Sands *	55,700	926
La-Z-Boy, Cl Z *	88,912	1,121
Leggett & Platt	89,900	1,704
Liberty Global *	12,498	331
Liberty Media - Interactive, Cl A *	24,327	306
Life Time Fitness * (A)	205,449	5,210
Limited Brands	21,243	470
Lin TV, Cl A *	11,300	58
Lincoln Educational Services *	88,600	1,976
Live Nation *	415,020	5,391
Liz Claiborne *	201,962	1,395
LKQ *	85,200	1,632
Maidenform Brands *	13,628	235
MarineMax *	48,158	509
Mattel	84,145	1,850
MDC Holdings	11,645	398
Men’s Wearhouse	21,242	454
Meritage Homes *	95,895	2,051
MGM Mirage * (A)	147,137	1,551
Morningstar * (A)	58,295	2,571
National CineMedia	354,415	5,703
National Presto Industries	595	75
Navitas	294,171	1,272
NetFlix *	31,700	2,094
Nordstrom	64,035	2,366
NutriSystem (A)	89,470	1,731
NVR *	3,652	2,587
O’Charleys *	27,625	223
Office Depot *	68,547	495
OfficeMax * (A)	104,445	1,668
Oxford Industries	29,153	567
Penn National Gaming *	199,042	4,606
Penske Auto Group *	62,900	915
Perry Ellis International *	21,878	428
PetSmart (A)	361,252	9,833
PF Chang’s China Bistro * (A)	42,015	1,783
Phillips-Van Heusen	67,862	2,953

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	1

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
Pinnacle Entertainment *	19,200	$139
Polaris Industries	64,325	2,942
Pool (A)	84,500	1,688
Pre-Paid Legal Services * (A)	9,200	383
priceline.com *	4,657	1,056
Pulte Homes *	269,675	2,920
RadioShack	116,200	2,273
RC2 *	171,051	2,414
Red Robin Gourmet Burgers * (A)	44,000	872
Regal Entertainment Group, Cl A	101,897	1,522
Regis (A)	167,540	2,769
Rent-A-Center, Cl A *	101,068	2,248
Retail Ventures *	106,044	948
Ross Stores	21,874	1,070
Rossi Residencial	224,380	1,736
Ruby Tuesday * (A)	79,800	645
Rue21 *	76,015	2,185
Ryland Group (A)	109,282	2,480
Saks *	452,515	3,159
Scholastic (A)	82,173	2,416
Scientific Games, Cl A *	433,649	7,324
Sherwin-Williams	4,926	312
Shutterfly *	82,700	1,587
Signet Jewelers *	6,802	196
Sinclair Broadcast Group, Cl A *	93,100	467
Sonic Automotive, Cl A *	51,263	528
Spectrum Group International *	3,929	7
Stage Stores	95,604	1,272
Standard Pacific *	53,493	226
Starwood Hotels & Resorts Worldwide (A)	91,802	3,553
Stein Mart *	21,173	173
Strayer Education (A)	19,111	4,335
Systemax	13,442	219
Talbots	181,560	1,968
Tempur-Pedic International * (A)	76,169	2,163
Tenneco * (A)	150,437	3,033
Texas Roadhouse, Cl A *	32,300	434
Tractor Supply (A)	20,808	1,139
TRW Automotive Holdings *	52,266	1,404
Tupperware Brands	45,830	2,142
Warnaco Group *	75,150	3,137
Weight Watchers International	86,200	2,217
Westport Innovations *	137,554	1,908
Whirlpool (A)	17,200	1,447
Williams-Sonoma	106,200	2,279
WMS Industries *	134,186	5,090
Wyndham Worldwide	142,380	3,273
Zumiez * (A)	59,435	852

		320,259

Consumer Staples — 3.0%
Alliance One International *	98,800	507
American Italian Pasta, Cl A *	19,134	742
Avon Products	38,469	1,171
BJ’s Wholesale Club *	74,309	2,688
Brown-Forman, Cl B	37,784	1,978
Cal-Maine Foods (A)	31,900	1,023
Casey’s General Stores	66,330	2,017
Central European Distribution * (A)	47,510	1,585
Central Garden and Pet, Cl A *	66,227	633
Central Garden and Pet *	73,524	774
Chiquita Brands International * (A)	118,410	1,724

Description	Shares	Market Value ($ Thousands)
Constellation Brands, Cl A *	102,772	$1,546
Corn Products International	49,704	1,619
Cosan Industria e Comercio (Brazil) *	120,100	1,552
Cullen Agricultural Holding * (I)	38,000	257
Dean Foods *	305,725	4,461
Del Monte Foods	218,569	2,562
Diamond Foods	19,850	692
Dole Food *	90,081	1,057
Elizabeth Arden *	4,930	89
Estee Lauder, Cl A	19,761	1,188
Flowers Foods	18,800	479
Great Atlantic & Pacific Tea *	39,100	284
Green Mountain Coffee Roasters * (A)	38,300	3,232
Hansen Natural *	16,300	678
Herbalife	79,160	3,171
Hormel Foods	20,700	851
JM Smucker	17,861	1,066
Kulim Malaysia	633,200	1,322
Lance (A)	64,700	1,403
McCormick	52,180	1,936
Mead Johnson Nutrition, Cl A	27,600	1,306
Molson Coors Brewing, Cl B	53,916	2,177
Nash Finch	10,552	372
NBTY *	34,700	1,575
Nu Skin Enterprises, Cl A	10,480	280
Pantry *	115,051	1,507
Prestige Brands Holdings *	63,725	512
Rite Aid *	457,179	695
Sanderson Farms	71,875	3,519
Sara Lee	217,300	2,947
Saskatchewan Wheat Pool, Cl Common Subscription Recei *	150,300	1,382
Smithfield Foods *	18,300	315
Supervalu (A)	80,500	1,229
TreeHouse Foods *	20,988	903
Weis Markets	9,129	319
Whole Foods Market *	17,749	630

		63,955

Energy — 5.4%
Alpha Natural Resources *	12,425	572
Arena Resources * (A)	61,616	2,553
Berry Petroleum, Cl A	115,184	3,087
BPZ Energy PIPE *	52,200	408
BPZ Resources * (A)	316,666	2,476
Brigham Exploration *	38,900	639
Cal Dive International *	196,600	1,386
Cameron International *	26,983	1,110
Carrizo Oil & Gas * (A)	51,824	1,240
Clayton Williams Energy *	49,500	1,846
Complete Production Services *	10,825	151
Concho Resources * (A)	82,518	3,833
Contango Oil & Gas *	3,080	159
Continental Resources *	56,500	2,231
CVR Energy *	198,700	1,633
Denbury Resources *	49,200	693
Dresser-Rand Group *	197,805	6,114
Encore Acquisition *	8,400	416
Ensco International ADR	15,315	676
Exterran Holdings *	120,750	2,747
Frontier Oil	121,696	1,508
Goodrich Petroleum *	93,956	1,810

2	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
Gulfmark Offshore, Cl A *	10,042	$247
Gulfport Energy *	118,272	1,076
Helix Energy Solutions Group *	75,975	875
Hercules Offshore *	45,000	165
Hornbeck Offshore Services * (A)	48,454	915
Key Energy Services *	489,271	4,961
Kinder Morgan Escrow * (G)	24,428	—
Kinder Morgan Management LLC *	56,231	3,225
Massey Energy (A)	33,900	1,460
Murphy Oil	54,790	2,844
Nabors Industries *	92,629	2,042
Newfield Exploration *	35,270	1,801
Nordic American Tanker Shipping	43,100	1,253
Northern Oil And Gas * (A)	134,000	1,656
Oceaneering International *	15,125	914
Oil States International *	4,763	205
Oilsands Quest * (A)	2,242,000	1,524
Oilsands Quest Private Placement *	304,800	207
Overseas Shipholding Group (A)	99,710	4,436
Patterson-UTI Energy	31,400	485
PetroHawk Energy *	77,464	1,658
Pioneer Natural Resources	39,301	1,833
Pride International *	5,577	156
Range Resources	83,032	4,202
Rentech * (A)	422,200	452
Rosetta Resources *	75,100	1,407
Rowan *	9,000	234
SEACOR Holdings *	17,300	1,321
Ship Finance International	13,100	208
Southwestern Energy *	39,913	1,698
Spectra Energy	91,231	1,989
St. Mary Land & Exploration	58,310	1,900
Stone Energy *	30,440	519
Sunoco (A)	108,974	2,874
Swift Energy * (A)	148,881	4,435
T-3 Energy Services, Cl 3 * (A)	48,582	1,153
Teekay	48,412	1,217
Tesoro (A)	139,121	1,658
Tidewater	62,024	2,765
Unit *	21,324	927
USEC * (A)	61,099	266
Venoco *	75,346	865
W&T Offshore (A)	168,400	1,484
Western Refining * (A)	88,000	382
Whiting Petroleum * (A)	54,517	4,081
Willbros Group * (A)	180,374	2,724
Williams	20,925	451
World Fuel Services	207,932	5,493

		115,931

Financials — 17.7%
1st Source	800	12
Advance America Cash Advance Centers	104,300	654
Affiliated Managers Group * (A)	63,134	4,491
Alexander’s ‡ *	1,686	492
Alexandria Real Estate Equities ‡	8,787	541
Allied Capital	26,700	111
Allied World Assurance Holdings	52,210	2,407
AMB Property ‡ (A)	152,950	3,723

Description	Shares	Market Value ($ Thousands)
American Capital Agency ‡	18,267	$463
American Financial Group	199,220	5,154
AmeriCredit *	17,807	396
Ameriprise Financial	85,057	3,405
AMERISAFE *	10,640	183
Annaly Capital Management ‡	125,300	2,303
Anworth Mortgage Asset ‡	300,100	2,029
Apartment Investment & Management, Cl A ‡ (A)	185,308	3,093
Apollo Investments *	29,477	344
Arch Capital Group *	42,166	3,119
Artio Global Investors, Cl A	60,700	1,480
Aspen Insurance Holdings (A)	77,300	2,184
Associated Banc (A)	176,862	2,283
Assured Guaranty	97,820	2,064
AvalonBay Communities ‡ (A)	33,563	2,733
Axis Capital Holdings	8,700	274
Banco Latinoamericano de Comercio Exterior, Cl E	80,200	1,133
Bancorpsouth	47,408	923
Bank Mutual	25,400	165
BGC Partners, Cl A	290,847	1,443
BioMed Realty Trust ‡ (A)	65,700	1,015
BlackRock, Cl A	1,859	407
Boston Private Financial Holdings	31,618	217
Boston Properties ‡ (A)	110,033	7,475
Brandywine Realty Trust ‡	10,159	114
Brasil Brokers Participacoes	326,600	1,498
Calamos Asset Management, Cl A	29,256	390
CapitalSource	525,075	2,888
Capstead Mortgage ‡ (A)	180,100	2,240
Cardinal Financial	253,963	2,466
Cardtronics *	194,964	1,926
CB Richard Ellis Group, Cl A *	205,247	2,709
CBL & Associates Properties ‡	100,253	1,192
Cedar Shopping Centers ‡	151,500	998
Chemical Financial	20,942	431
Chimera Investment ‡	250,300	1,001
Chubb	2,900	146
Cincinnati Financial	31,800	855
CNA Financial * (A)	122,900	3,022
CNA Surety *	13,424	216
Colonial Properties Trust ‡ (A)	105,150	1,240
Comerica	118,254	4,267
Commerce Bancshares	1	—
Community Bank System	18,520	415
Corporate Office Properties Trust ‡ (A)	37,000	1,363
Cowen Group, Cl A *	336,200	1,829
CreXus Investment ‡ *	62,200	860
CVB Financial	53,000	493
Delphi Financial Group, Cl A	32,535	694
Developers Diversified Realty ‡ (A)	169,603	1,800
Digital Realty Trust ‡ (A)	37,835	1,952
Dime Community Bancshares	26,532	322
Dollar Financial * (A)	69,500	1,560
Douglas Emmett ‡ (A)	102,350	1,442
Duff & Phelps, Cl A	82,655	1,379
DuPont Fabros Technology ‡	18,849	369
E*Trade Financial *	345,100	556
Eaton Vance	41,747	1,260
Education Realty Trust ‡	388,077	2,115
eHealth * (A)	93,400	1,560
EMC Insurance Group	14,767	299

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	3

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
Employers Holdings	171,856	$2,265
Endurance Specialty Holdings	105,241	4,048
Equity Lifestyle Properties ‡	8,488	422
Equity One ‡	108,824	2,010
Equity Residential ‡	119,950	4,328
Essex Property Trust ‡ (A)	43,250	3,715
Everest Re Group	26,000	2,221
Extra Space Storage ‡	126,000	1,421
Ezcorp, Cl A *	61,029	1,204
Federal Realty Investment Trust ‡ (A)	58,590	4,040
Federated Investors, Cl B	127,792	3,196
Fifth Third Bancorp	165,808	2,025
First Bancorp	164,448	349
First Busey (A)	125,019	470
First Community Bancshares	15,522	178
First Financial Bancorp	266,211	4,941
First Financial Holdings	30,782	368
First Horizon National *	180,819	2,314
First Mercury Financial	13,473	192
First Midwest Bancorp (A)	48,500	659
First Niagara Financial Group	24,200	340
First Potomac Realty Trust ‡	73,700	1,008
FirstMerit (A)	118,359	2,502
Flushing Financial	220,100	2,793
Forestar Group *	14,470	257
General Shopping Brasil (Brazil) *	130,700	706
General Shopping Brazil (Brazil) *	148,600	803
Genworth Financial, Cl A * (A)	131,608	2,098
Getty Realty ‡	14,499	320
GFI Group	157,800	869
Glimcher Realty Trust ‡	40,657	175
Gluskin Sheff + Associates	43,800	875
Greenlight Capital Re, Cl A *	12,492	316
Grubb & Ellis *	602,060	909
Hancock Holding (A)	95,259	3,841
Hanover Insurance Group (A)	102,808	4,333
Hatteras Financial ‡	24,100	626
HCP ‡ (A)	148,450	4,272
Health Care REIT ‡ (A)	79,067	3,349
Hercules Technology Growth Capital	94,618	931
Highwoods Properties ‡ (A)	64,600	1,877
Horace Mann Educators	135,085	1,816
Hospitality Properties Trust ‡ (A)	79,800	1,753
Host Hotels & Resorts ‡ * (A)	246,889	2,891
HRPT Properties Trust ‡	556,909	3,910
Hudson City Bancorp	134,106	1,813
Hudson Valley Holding	61,460	1,490
Huntington Bancshares (A)	245,800	1,182
Iberiabank	14,006	800
Independent Bank	14,352	353
Infinity Property & Casualty	53,189	2,168
Inland Real Estate ‡	127,151	1,068
International Bancshares (A)	87,391	1,853
Investment Technology Group *	45,513	775
Investors Bancorp *	31,609	407
Investors Real Estate Trust ‡ (A)	161,000	1,439
Jefferies Group	13,200	329
Jones Lang LaSalle	70,961	4,520
Kansas City Life Insurance	8,500	249
KBW * (A)	29,146	692
Keycorp	266,450	1,905
Kilroy Realty ‡	17,400	493
Kimco Realty ‡	21,900	304

Description	Shares	Market Value ($ Thousands)
Knight Capital Group, Cl A *	91,940	$1,484
Lazard, Cl A	39,000	1,401
Liberty Property Trust ‡	126,456	3,911
LTC Properties ‡	22,000	574
M&T Bank	2,300	178
Macerich ‡ (A)	127,094	4,530
Mack-Cali Realty ‡	87,612	2,939
MarketAxess Holdings	336,150	5,029
MB Financial	50,000	1,017
Meadowbrook Insurance Group	184,100	1,304
Medical Properties Trust ‡ (A)	134,300	1,382
MFA Mortgage Investments ‡	627,287	4,542
MGIC Investment * (A)	213,466	1,635
Mid-America Apartment Communities ‡	28,281	1,469
Montpelier Re Holdings (A)	75,900	1,346
MSCI, Cl A *	72,612	2,177
National Health Investors ‡	15,762	549
National Penn Bancshares (A)	452,906	3,121
National Retail Properties ‡ (A)	69,093	1,466
Nationwide Health Properties ‡	82,426	2,736
Navigators Group *	7,176	272
New York Community Bancorp	64,601	1,001
NewAlliance Bancshares	79,283	950
NorthStar Realty Finance ‡	81,624	349
NYSE Euronext	9,425	248
Old National Bancorp	20,000	227
Old Republic International	17,564	198
Omega Healthcare Investors ‡	22,901	434
Oriental Financial Group	50,000	552
PacWest Bancorp	78,955	1,603
PartnerRe	38,638	3,076
People’s United Financial	186,108	2,935
PHH *	60,990	1,129
Piedmont Office Realty Trust, Cl A ‡ (A)	24,100	404
Piper Jaffray *	7,795	337
Platinum Underwriters Holdings (A)	96,235	3,598
Plum Creek Timber ‡	7,900	282
Post Properties ‡ (A)	105,108	2,022
ProAssurance *	70,242	3,745
Prosperity Bancshares	24,346	1,018
Protective Life	45,279	831
PS Business Parks ‡	18,267	895
Public Storage ‡ (A)	45,654	3,752
Radian Group (A)	214,592	2,107
RAIT Financial Trust ‡ (A)	69,000	117
Raymond James Financial	65,800	1,702
Rayonier ‡	13,179	548
Redwood Trust ‡	103,030	1,468
Regency Centers ‡	11,200	388
Regions Financial (A)	217,200	1,466
Reinsurance Group of America, Cl A	98,971	4,704
Riskmetrics Group * (A)	290,857	5,419
S&T Bancorp	23,500	417
Saul Centers ‡	27,500	981
Selective Insurance Group	41,000	665
Senior Housing Properties Trust ‡	186,015	3,867
Signature Bank NY *	90,564	3,372
Simmons First National, Cl A	6,600	175
Simon Property Group ‡ (A)	63,229	4,950
SL Green Realty ‡ (A)	28,750	1,468
Sovran Self Storage ‡	19,100	606

4	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
StanCorp Financial Group (A)	48,250	$2,074
Stifel Financial * (A)	38,091	2,083
Sunstone Hotel Investors ‡ (A)	323,923	2,896
Susquehanna Bancshares (A)	133,850	1,118
SVB Financial Group *	49,540	2,207
SWS Group	41,300	498
Synovus Financial (A)	1,658,874	4,728
Tanger Factory Outlet Centers ‡	5,535	231
Taubman Centers ‡ (A)	41,000	1,588
TCF Financial (A)	61,600	889
TD Ameritrade Holding *	98,724	1,727
Titanium Asset Management *	42,000	105
Titanium Asset Management * (G) (I)	105,000	313
Tower Group	23,200	528
Transatlantic Holdings	26,237	1,304
Trustco Bank	112,300	679
Trustmark (A)	117,878	2,688
Unitrin	73,100	1,766
Unum Group	200,280	4,168
Uranium Participation *	250,100	1,458
U-Store-It Trust ‡	181,460	1,181
Validus Holdings	46,770	1,309
Value Creation * (G) (I)	85,600	9
Ventas ‡ (A)	31,685	1,400
Vornado Realty Trust ‡ (A)	30,841	2,027
Waddell & Reed Financial, Cl A	47,909	1,575
Washington Federal	48,800	951
Westamerica Bancorporation	8,200	450
Western Alliance Bancorp * (A)	354,009	2,039
White Mountains Insurance Group	3,510	1,217
Whitney Holding (A)	276,407	3,552
Willis Group Holdings	74,997	2,233
World Acceptance * (A)	111,977	4,680
WR Berkley (A)	48,300	1,243
Zions Bancorporation (A)	343,240	6,364

		380,705

Health Care — 13.1%
Abaxis *	30,322	770
Acadia Pharmaceuticals *	351,200	460
Achillion Pharmaceuticals *	254,177	592
Acorda Therapeutics *	123,487	3,727
Affymax *	54,900	1,027
Albany Molecular Research *	26,300	236
Alexion Pharmaceuticals *	103,364	5,119
Align Technology * (A)	45,868	830
Alkermes * (A)	132,600	1,520
Allergan	8,500	497
Allscripts-Misys Healthcare Solutions *	8,700	156
Almost Family * (A)	36,800	1,327
AMAG Pharmaceuticals * (A)	68,371	2,611
Amedisys *	10,400	600
American Medical Systems Holdings * (A)	144,562	2,619
AMERIGROUP * (A)	61,415	1,614
AmerisourceBergen	173,134	4,855
AMN Healthcare Services *	33,210	306
Amsurg, Cl A * (A)	152,727	3,155
Amylin Pharmaceuticals * (A)	140,176	2,649
Analogic	5,005	207
Angiodynamics *	35,840	583
Arena Pharmaceuticals * (A)	374,145	1,137
Arqule *	40,020	132
athenahealth *	43,275	1,594

Description	Shares	Market Value ($ Thousands)
Auxilium Pharmaceuticals * (A)	71,940	$2,173
Beckman Coulter	18,963	1,243
BioMarin Pharmaceutical * (A)	93,695	1,874
Biovail	153,100	2,270
Bruker *	18,900	236
Cadence Pharmaceuticals * (A)	134,166	1,151
Catalyst Health Solutions *	103,535	3,902
Celera *	43,646	262
Cephalon * (A)	16,800	1,154
Cepheid * (A)	75,384	1,138
Charles River Laboratories International *	38,093	1,445
Chemed	21,077	1,129
Community Health Systems *	30,210	1,035
Conceptus * (A)	224,531	4,408
Conmed *	123,927	2,711
Cooper	84,338	3,379
Corvel *	2,262	73
Covance *	32,225	1,825
Coventry Health Care *	205,003	4,752
Cubist Pharmaceuticals * (A)	84,193	1,771
Cyberonics *	81,390	1,453
Dendreon * (A)	134,691	4,206
Dentsply International	72,800	2,409
Dyax *	74,994	263
Electro-Optical Sciences * (A)	87,515	854
Emergency Medical Services, Cl A *	27,420	1,428
Emergent Biosolutions *	17,124	251
Endo Pharmaceuticals Holdings *	99,273	2,258
Ensign Group	9,400	157
Enzo Biochem *	7,277	38
eResearch Technology *	43,993	266
ev3 *	247,200	3,597
Exelixis *	40,863	264
Forest Laboratories *	91,500	2,734
Genomic Health *	13,511	242
Genoptix *	57,875	1,885
Gen-Probe *	45,150	2,035
Health Management Associates, Cl A *	230,389	1,680
Health Net *	207,945	4,801
Healthsouth * (A)	95,830	1,658
Henry Schein *	27,859	1,583
Hill-Rom Holdings (A)	139,251	3,654
Hologic *	80,245	1,384
Hospira *	1,775	93
Human Genome Sciences * (A)	55,752	1,569
Humana *	58,381	2,763
ICON ADR *	67,860	1,598
ICU Medical *	51,982	1,787
Idexx Laboratories *	25,300	1,336
Illumina *	15,800	574
Impax Laboratories *	28,518	438
Incyte * (A)	458,970	4,893
Inspire Pharmaceuticals *	139,300	861
Integra LifeSciences Holdings *	6,028	240
Intuitive Surgical *	2,585	897
inVentiv Health *	24,235	356
Inverness Medical Innovations * (A)	83,883	3,273
Ironwood Pharmaceuticals, Cl A *	31,000	403
Kendle International *	41,857	713
Kensey Nash *	19,872	439
Kindred Healthcare *	42,127	734

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	5

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
Kinetic Concepts * (A)	135,163	$5,666
King Pharmaceuticals *	633,849	7,131
Laboratory Corp of America Holdings *	21,200	1,554
LHC Group * (A)	143,533	4,320
Life Technologies *	5,200	264
LifePoint Hospitals *	66,200	2,019
Lincare Holdings * (A)	61,806	2,482
Magellan Health Services *	39,614	1,661
Martek Biosciences *	16,738	332
Masimo * (A)	31,772	880
MedAssets *	72,400	1,567
Medicines *	257,600	1,984
Medicis Pharmaceutical, Cl A	16,948	381
Mednax *	84,635	4,528
Meridian Bioscience	35,400	784
Millipore *	4,610	435
MWI Veterinary Supply *	78,352	3,228
Mylan Laboratories *	215,129	4,591
Myriad Genetics *	147,400	3,390
Neogen * (A)	55,882	1,354
Nighthawk Radiology Holdings *	44,105	131
NPS Pharmaceuticals *	47,943	160
NuVasive * (A)	146,265	5,843
Odyssey HealthCare *	78,500	1,376
Omnicell *	164,624	2,227
Onyx Pharmaceuticals *	126,450	3,510
OraSure Technologies *	14,189	78
OSI Pharmaceuticals * (A)	136,018	5,035
Osiris Therapeutics *	28,449	234
Owens & Minor (A)	65,250	2,913
Par Pharmaceutical *	74,044	1,853
Parexel International *	146,650	2,955
Patterson *	33,012	980
PDL BioPharma (A)	471,795	3,303
PerkinElmer	195,691	4,346
Perrigo	46,247	2,292
Pharmaceutical Product Development	56,350	1,187
Phase Forward *	205,089	2,447
Quality Systems (A)	60,027	3,436
Questcor Pharmaceuticals *	27,704	130
Quidel * (A)	187,269	2,446
Regeneron Pharmaceuticals * (A)	82,600	2,020
Res-Care *	144,500	1,318
ResMed *	19,725	1,126
Rigel Pharmaceuticals * (A)	384,100	2,900
Salix Pharmaceuticals *	45,420	1,297
Sciclone Pharmaceuticals *	59,477	196
Seattle Genetics *	109,340	1,115
Sirona Dental Systems *	52,121	1,871
SonoSite *	12,259	363
STERIS	109,146	3,450
SXC Health Solutions *	72,390	3,599
Symmetry Medical *	42,344	364
Synta Pharmaceuticals *	42,489	166
Team Health Holdings *	117,530	1,704
Techne	47,610	3,043
Teleflex	42,475	2,588
Tenet Healthcare *	134,800	710
Theravance *	61,260	667
Thoratec * (A)	53,084	1,531
United Therapeutics * (A)	52,254	3,000
Universal Health Services, Cl B	76,654	2,378

Description	Shares	Market Value ($ Thousands)
Valeant Pharmaceuticals International *	11,500	$428
Vertex Pharmaceuticals *	31,600	1,283
Vical *	56,107	184
Viropharma *	70,200	875
Virtual Radiologic *	7,369	74
Volcano * (A)	126,400	2,603
Waters *	8,025	479
Watson Pharmaceuticals *	52,834	2,102
Wright Medical Group *	95,200	1,604
Zimmer Holdings *	21,472	1,231
Zymogenetics *	42,430	227

		280,250

Industrials — 14.1%
AAR * (A)	31,835	722
Actuant, Cl A (A)	80,962	1,466
Acuity Brands (A)	97,091	3,785
Advisory Board *	51,200	1,626
Aecom Technology *	74,371	2,016
Aegean Marine Petroleum Network	73,466	2,105
Air Transport Services Group *	10,214	26
Aircastle	47,000	457
Alaska Air Group *	47,813	1,673
Alexander & Baldwin	14,037	452
Allegiant Travel, Cl A *	16,121	841
Alliant Techsystems * (A)	44,958	3,572
Ameron International (A)	21,600	1,487
Ametek	51,366	2,005
AO Smith	55,460	2,512
Apogee Enterprises	49,100	702
Applied Industrial Technologies	76,600	1,727
Argon ST *	40,800	1,004
ATC Technology *	48,552	1,088
Atlas Air Worldwide Holdings *	48,300	2,177
Avery Dennison	62,344	1,970
Baldor Electric (A)	51,130	1,606
Barnes Group	184,375	2,961
BE Aerospace * (A)	322,684	8,358
Beacon Roofing Supply * (A)	158,770	2,763
Belden	64,344	1,363
Brady, Cl A	50,426	1,413
Briggs & Stratton	97,215	1,702
Brink’s	26,194	667
Bucyrus International, Cl A	37,100	2,321
C.H. Robinson Worldwide	7,416	396
Carlisle	71,748	2,461
Cenveo *	29,300	219
Chicago Bridge & Iron * (A)	44,487	965
Cintas	117,232	2,906
Clean Harbors *	19,310	1,098
Columbus McKinnon *	21,815	314
Consolidated Graphics * (A)	72,753	3,240
Continental Airlines, Cl B * (A)	378,814	7,826
Con-way	3,711	121
Copa Holdings, Cl A	33,750	1,836
Copart * (A)	128,036	4,568
Corporate Executive Board	64,200	1,469
Corrections of America * (A)	161,300	3,452
CoStar Group * (A)	125,392	4,934
Courier	32,275	497
CRA International *	77,500	2,062
Crane (A)	57,200	1,812
Cubic	30,885	1,065

6	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
Deluxe (A)	87,800	$1,576
Dover	50,916	2,304
Dycom Industries *	281,086	2,538
DynCorp International, Cl A *	107,000	1,198
EMCOR Group * (A)	154,883	3,565
EnerSys *	10,460	238
Ennis	17,942	276
EnPro Industries * (A)	43,700	1,210
Equifax	20,414	659
Esterline Technologies *	50,423	2,075
Fastenal	31,527	1,399
Force Protection *	260,100	1,394
Forward Air	75,445	1,845
Franklin Electric	5,663	162
FTI Consulting *	42,489	1,561
G&K Services, Cl A	59,874	1,495
Gardner Denver	250,051	10,905
GATX	10,600	282
General Cable * (A)	62,352	1,523
Geo Group *	28,362	561
GeoEye * (A)	135,214	3,221
Goodrich (A)	22,000	1,444
Graham	95,534	1,542
Great Lakes Dredge & Dock	553,575	2,508
H&E Equipment Services *	118,200	1,149
Hansen Transmissions International *	675,030	974
Heidrick & Struggles International (A)	29,403	793
Hexcel * (A)	177,345	1,954
HNI	38,043	904
Horizon Lines, Cl A	332,849	1,345
HUB Group, Cl A *	13,800	372
Hubbell, Cl B	59,269	2,777
ICF International * (A)	38,492	902
IDEX	33,912	1,051
IHS, Cl A *	115,005	5,957
Interface, Cl A	113,722	978
Interline Brands *	19,471	345
ITT	18,416	943
Jacobs Engineering Group *	9,944	386
JB Hunt Transport Services (A)	200,741	7,122
Joy Global (A)	43,300	2,200
Kadant *	57,066	775
Kaman	13,404	321
Kansas City Southern *	34,285	1,176
Kaydon	50,683	1,647
KBR	17,500	362
Kirby * (A)	40,400	1,333
Knoll	138,210	1,661
Landstar System	77,425	3,089
Lennox International (A)	40,400	1,705
Lincoln Electric Holdings	12,959	618
Localiza Rent a Car	145,300	1,578
Lydall *	10,342	83
Manitowoc (A)	207,353	2,418
Manpower	40,100	2,066
Michael Baker *	38,400	1,300
Mine Safety Appliances	28,000	711
Mueller Industries	39,900	893
Mueller Water Products, Cl A (A)	451,412	2,090
MYR Group * (A)	70,423	1,113
Navistar International *	48,296	1,891
NN *	85,100	302
Old Dominion Freight Line * (A)	97,541	2,998

Description	Shares	Market Value ($ Thousands)
Oshkosh Truck	75,715	$2,886
Paccar	55,231	1,952
Pitney Bowes	103,864	2,378
Quanta Services *	56,377	1,071
Regal-Beloit (A)	71,321	4,024
Resources Connection *	297,108	5,063
Ritchie Bros Auctioneers	84,400	1,770
Rockwell Collins	30,768	1,732
RR Donnelley & Sons	134,462	2,674
RSC Holdings * (A)	218,200	1,538
Rush Enterprises, Cl A * (A)	282,757	3,090
Ryder System	17,100	603
School Specialty *	44,751	955
Seaboard	420	534
Shaw Group *	32,257	1,119
Skywest	49,700	734
Spherion *	60,981	480
Spirit Aerosystems Holdings, Cl A *	115,228	2,203
Standard Parking *	183,350	3,011
Standard Register	28,668	158
Standex International	1,522	38
Steelcase, Cl A (A)	87,200	573
Stericycle * (A)	22,734	1,254
SYKES Enterprises * (A)	346,046	8,239
TAL International Group (A)	109,300	1,993
Tam ADR (A)	45,740	842
Teledyne Technologies *	43,574	1,641
Terex * (A)	153,274	2,984
Tetra Tech *	140,800	2,946
Textainer Group Holdings (A)	103,400	2,135
Thomas & Betts * (A)	67,150	2,424
Timken	96,282	2,526
Toro	3,724	164
Towers Watson, Cl A	51,271	2,265
TransDigm Group	83,225	4,180
Trex * (A)	115,739	2,314
Triumph Group (A)	57,833	3,027
Tutor Perini *	15,100	299
Twin Disc	11,134	122
UAL *	132,079	2,265
United Rentals *	57,877	437
United Stationers * (A)	30,557	1,745
URS *	38,003	1,767
US Airways Group * (A)	242,030	1,774
UTi Worldwide	81,000	1,209
Wabtec	87,180	3,325
Waste Connections *	8,695	292
Watsco	10,000	578
Watts Water Technologies, Cl A	34,801	1,015
Werner Enterprises (A)	46,200	1,031
WESCO International *	227,812	6,581
WW Grainger	3,276	333

		303,864

Information Technology — 18.4%
3Com *	151,600	1,157
ADC Telecommunications * (A)	157,079	996
Advanced Analogic Technologies *	546,831	1,794
Advent Software *	26,202	1,056
Agilysys	11,764	128
Akamai Technologies * (A)	85,701	2,254
Alliance Data Systems *	69,800	3,870
Amkor Technology *	75,300	453

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	7

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
Analog Devices	72,020	$2,106
Ancestry.com * (A)	163,258	2,601
Ansys *	40,400	1,772
AOL *	79,045	1,959
Applied Micro Circuits *	290,500	2,597
Ariba *	105,181	1,263
Arris Group *	180,499	1,863
Arrow Electronics *	42,750	1,206
Art Technology Group *	713,704	2,833
Aruba Networks *	5,427	64
AsiaInfo Holdings *	44,100	1,077
Atheros Communications * (A)	148,579	5,332
Atmel *	846,617	3,818
ATMI * (A)	139,319	2,346
Aviat Networks *	87,310	537
Avnet *	81,005	2,237
Baidu ADR * (A)	2,240	1,162
Benchmark Electronics * (A)	168,350	3,333
Black Box	24,000	694
Blackboard *	78,010	3,049
Bottomline Technologies *	26,004	413
Brightpoint *	301,029	2,146
Broadridge Financial Solutions	25,287	532
Brocade Communications Systems *	601,874	3,503
CACI International, Cl A *	26,707	1,324
Celestica *	141,590	1,450
Ceragon Networks *	118,269	1,379
Checkpoint Systems *	30,234	623
Ciber *	136,500	509
Cognex	21,800	412
Cogo Group *	43,200	304
Coherent *	63,351	2,014
CommScope *	129,080	3,290
Computer Sciences *	52,217	2,704
Comtech Telecommunications * (A)	102,446	3,239
Comverse Technology *	185,900	1,599
Concur Technologies * (A)	53,755	2,115
Convergys *	118,100	1,457
Cree *	9,664	656
CSG Systems International *	45,494	915
CTS	127,190	1,012
Cybersource *	94,300	1,615
Cymer *	7,515	235
Cypress Semiconductor * (A)	205,500	2,433
Daktronics	22,500	170
DealerTrack Holdings * (A)	267,146	3,799
Diebold (A)	179,648	5,203
Digital River *	60,377	1,587
Diodes *	88,779	1,741
Dolby Laboratories, Cl A * (A)	74,294	3,958
DSP Group *	137,400	1,007
DST Systems *	14,600	561
DTS *	118,685	3,798
Earthlink	61,800	515
EchoStar, Cl A *	16,166	326
EF Johnson Technologies *	91,200	94
Electronics for Imaging *	27,753	329
Emulex *	239,796	3,045
Entegris *	332,145	1,488
Equinix * (A)	80,806	7,634
Euronet Worldwide *	231,938	4,203
Factset Research Systems (A)	21,130	1,399

Description	Shares	Market Value ($ Thousands)
Fairchild Semiconductor International, Cl A *	241,784	$2,495
Fidelity National Information Services	2,668	60
FLIR Systems *	37,280	1,000
Gartner *	409,152	9,734
Gerber Scientific *	112,900	710
Global Payments	27,599	1,182
GSI Commerce * (A)	397,754	9,932
Harris	57,315	2,592
Heartland Payment Systems	128,506	1,965
Hewitt Associates, Cl A *	23,802	904
Hutchinson Technology *	18,411	121
IAC *	53,437	1,197
Imation * (A)	271,500	2,498
Informatica * (A)	126,950	3,240
Infospace *	122,127	1,231
Ingram Micro, Cl A *	179,889	3,184
Insight Enterprises *	126,265	1,615
Integral Systems *	139,100	1,191
Integrated Device Technology *	335,816	1,837
Intermec *	14,853	211
Internet Brands, Cl A * (A)	202,676	1,670
Intersil, Cl A	37,900	562
Jabil Circuit	287,423	4,360
Jack Henry & Associates	20,119	454
JDA Software Group *	121,554	3,440
KIT Digital *	146,400	1,420
Knot * (A)	372,987	2,853
Lam Research *	39,919	1,354
Lawson Software *	635,056	3,823
Lexmark International, Cl A *	82,634	2,786
Linear Technology	31,100	845
Littelfuse *	43,928	1,563
LSI *	84,100	453
Mantech International, Cl A *	33,824	1,670
MAXIMUS	22,100	1,273
Methode Electronics	181,251	2,255
Micrel	21,600	213
Micron Technology *	22,700	206
Microsemi * (A)	418,606	6,493
Microtune *	28,250	67
MKS Instruments *	164,867	2,973
Molex	132,341	2,706
Monolithic Power Systems *	25,686	522
Monotype Imaging Holdings *	157,599	1,499
Motorola *	100,500	679
Move *	222,716	350
MTS Systems	10,255	279
National Semiconductor	15,900	230
NCR *	66,725	842
Net 1 UEPS Technologies *	111,643	1,970
Netezza * (A)	73,400	671
Netgear *	104,494	2,649
Netscout Systems *	38,798	566
NeuStar, Cl A *	99,547	2,308
Novatel Wireless * (A)	256,600	1,709
Novell *	152,030	713
Nuance Communications * (A)	91,279	1,313
ON Semiconductor *	240,860	1,917
OSI Systems *	59,000	1,820
Parametric Technology * (A)	228,187	3,973
Park Electrochemical	50,800	1,381
Parkervision * (A)	343,100	600
Pericom Semiconductor *	171,793	1,613

8	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
Plantronics	3,670	$104
Plexus * (A)	98,382	3,393
PMC - Sierra *	446,600	3,707
Polycom *	35,200	919
Power Integrations	102,119	3,672
Progress Software *	53,364	1,495
QLogic * (A)	140,540	2,558
Quantum *	640,300	1,588
Quest Software *	28,762	485
QuinStreet * (A)	184,617	2,695
Rackspace Hosting * (A)	94,200	1,868
RealNetworks *	27,900	128
Red Hat *	69,800	1,958
RF Micro Devices * (A)	268,350	1,130
Richardson Electronics	57,494	452
Riverbed Technology * (A)	147,105	4,009
Rosetta Stone * (A)	37,100	816
Rovi * (A)	38,500	1,290
Rubicon Technology * (A)	59,947	941
SAIC *	122,967	2,422
Sanmina-SCI *	320,439	5,300
Sapient (A)	506,350	4,567
SAVVIS *	119,073	1,678
Scansource *	17,700	460
Seachange International * (A)	210,500	1,490
Seagate Technology	158,720	3,160
Sigma Designs *	29,663	347
Silicon Laboratories *	16,597	754
SkillSoft ADR *	272,306	3,020
Skyworks Solutions * (A)	243,312	3,715
Sohu.com *	8,214	421
Solera Holdings	164,249	5,611
Stamps.com *	8,756	80
Stratasys * (A)	41,651	1,098
Sybase *	100,731	4,471
Symyx Technologies *	43,413	189
Synaptics *	13,800	368
Synchronoss Technologies *	125,796	2,190
SYNNEX *	23,343	669
Synopsys *	194,993	4,270
Take-Two Interactive Software *	53,900	519
Taleo, Cl A *	177,098	4,169
Tech Data *	68,384	2,930
Technitrol	116,576	513
TeleTech Holdings *	144,415	2,526
Teradata *	65,618	2,001
Teradyne *	26,411	264
TIBCO Software *	46,892	430
TiVo * (A)	405,600	3,845
Trimble Navigation * (A)	232,743	6,254
TriQuint Semiconductor *	328,959	2,365
TTM Technologies * (A)	160,100	1,367
Unisys *	65,084	2,272
United Online	301,460	1,887
Valueclick *	81,400	773
Varian Semiconductor Equipment Associates *	23,625	711
Veeco Instruments * (A)	83,284	2,840
VeriFone Holdings *	46,223	892
Vishay Intertechnology *	255,585	2,620
VistaPrint *	220,945	12,753
Vocus * (A)	331,474	4,717
WebMD Health, Cl A * (A)	26,113	1,125
Websense *	12,725	273
Western Digital *	56,100	2,167

Description	Shares	Market Value ($ Thousands)
Wright Express *	50,192	$1,421
Xyratex *	87,597	1,157
Zebra Technologies, Cl A *	63,451	1,813
Zoran *	187,264	2,124

		394,451

Materials — 5.3%
A. Schulman	40,799	961
Airgas	33,060	2,120
AK Steel Holding (A)	116,909	2,517
Albemarle	51,276	1,922
Allegheny Technologies	93,858	4,098
Allied Nevada Gold * (A)	127,100	1,749
AM Castle	44,957	518
Aptargroup (A)	74,473	2,870
Ashland	90,234	4,248
Bemis	8,331	244
Buckeye Technologies *	71,300	788
Cabot	54,137	1,573
Carpenter Technology (A)	94,586	2,825
Celanese, Cl A	123,496	3,852
Century Aluminum *	45,142	550
CF Industries Holdings (A)	14,230	1,512
Cliffs Natural Resources	34,502	1,946
Commercial Metals (A)	84,377	1,384
Crown Holdings *	97,855	2,673
Cytec Industries	87,241	3,723
Domtar *	25,300	1,322
Eastman Chemical	33,100	1,971
FMC	5,609	321
Gammon Gold *	168,800	1,646
General Steel Holdings *	91,227	373
H.B. Fuller	50,700	1,064
Hawkins	10,492	209
Headwaters *	94,721	473
Innophos Holdings	122,189	2,837
Innospec	17,342	185
International Paper	20,146	467
Intrepid Potash * (A)	66,364	1,826
Jaguar Mining * (A)	157,000	1,479
Kaiser Aluminum	16,300	544
KapStone Paper and Packaging *	34,748	318
Koppers Holdings	31,211	868
LSB Industries *	11,902	169
Lubrizol	37,900	2,994
Minerals Technologies	22,174	1,083
Nalco Holding	219,414	5,104
Neenah Paper	76,218	1,080
New Gold * (A)	371,300	1,630
NewMarket (A)	26,936	2,399
Nucor	44,577	1,845
Olin	40,278	705
OM Group *	31,796	1,094
Owens-Illinois *	107,498	3,186
Packaging of America	73,850	1,758
Pactiv *	63,337	1,568
PolyOne *	379,560	3,018
Reliance Steel & Aluminum	51,902	2,301
Rockwood Holdings *	148,002	3,551
RPM International	19,054	367
RTI International Metals *	46,101	1,108
Schnitzer Steel Industries, Cl A (A)	46,149	2,107
Schweitzer-Mauduit International	13,660	627
Sensient Technologies	24,400	645
Silgan Holdings (A)	92,661	5,292

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	9

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
Solutia *	114,255	$1,608
Sonoco Products	45,100	1,334
Spartech	38,433	392
Steel Dynamics	112,460	1,836
Stepan	8,581	408
Stillwater Mining *	33,100	376
Temple-Inland (A)	91,089	1,696
Titanium Metals *	33,300	393
Universal Stainless & Alloy *	71,400	1,333
Walter Industries	7,826	615
Westlake Chemical	11,130	225
Worthington Industries	44,300	702
WR Grace *	70,043	2,028

		114,553

Telecommunication Services — 2.0%
AboveNet * (A)	20,531	1,255
Alaska Communications Systems Group	104,525	759
Cbeyond * (A)	98,537	1,222
CenturyTel (A)	73,351	2,514
Cincinnati Bell * (A)	880,443	2,606
Consolidated Communications Holdings	28,993	488
Leap Wireless International * (A)	90,200	1,287
MetroPCS Communications *	260,700	1,609
Neutral Tandem * (A)	116,500	1,878
NII Holdings *	206,895	7,742
PAETEC Holding *	78,323	310
Qwest Communications International	76,400	348
SBA Communications, Cl A * (A)	436,483	15,434
Telephone & Data Systems, Cl L	11,589	329
tw telecom , Cl A *	170,857	2,715
US Cellular *	7,733	283
USA Mobility	75,203	847
Windstream	27,063	274

		41,900

Utilities — 3.7%
AGL Resources	155,540	5,651
Alliant Energy	43,300	1,370
Ameren	117,000	2,891
American Water Works	43,800	975
Atmos Energy	27,142	745
Avista	16,800	342
Black Hills	13,417	374
Centerpoint Energy	66,000	883
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	84,700	1,182
Cleco (A)	57,922	1,462
CMS Energy (A)	156,600	2,391
Consolidated Edison	31,009	1,326
Edison International	50,675	1,654
El Paso Electric *	19,430	391
Empire District Electric	40,548	726
Energen	21,151	962
Great Plains Energy	280,751	5,000
Hawaiian Electric Industries	45,000	917
IDACORP	17,450	576
ITC Holdings	48,247	2,575
Laclede Group	9,825	322
MDU Resources Group	116,443	2,380
Mirant *	50,600	637
New Jersey Resources (A)	50,120	1,825
NiSource	93,500	1,404

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Northeast Utilities	100,734	$2,579
NorthWestern	134,625	3,372
NV Energy	54,876	610
OGE Energy (A)	42,633	1,559
Pepco Holdings	32,000	538
Pinnacle West Capital (A)	88,349	3,217
PNM Resources (A)	128,180	1,566
Portland General Electric	360,195	6,480
RRI Energy *	599,785	2,549
SCANA	87,897	3,169
South Jersey Industries	27,262	1,087
UGI	163,358	4,092
Unisource Energy	60,171	1,753
Vectren	56,984	1,325
Westar Energy	101,909	2,181
Wisconsin Energy	56,562	2,739
Xcel Energy	95,329	1,984

		79,761

Total Common Stock (Cost $1,787,676) ($ Thousands)		2,095,629

PREFERRED STOCK — 0.2%

Consumer Discretionary — 0.1%
Callaway Golf (B)	14,000	1,778

Financials — 0.1%
Grubb & Ellis *	14,400	1,501

Total Preferred Stock (Cost $2,830) ($ Thousands)		3,279

CONVERTIBLE BONDS — 0.1%

Consumer Discretionary — 0.0%
Eddie Bauer Holdings 5.250%, 04/01/14 * (C) (G) (I)	$3,146	252

Energy — 0.1%
Nova Biosource Fuels 10.000%, 09/30/12 * (B) (C) (G) (I)	1,679	4
Rentech 4.000%, 04/15/13	1,647	1,073
Scorpio Mining 7.000%, 05/05/11 (G) (H) (I)	509	438

		1,515

Total Convertible Bonds (Cost $3,374) ($ Thousands)		1,767

	Number of Warrants

WARRANTS — 0.0%
Cullen Agricultural Holding, Expires 10/21/13 *	222,701	6
Oilsands Quest, Expires 05/12/11 *	330,350	50
Rentech, Expires 04/25/12 (G) (H) (I) *	13,800	2
Titanium Asset Management, Expires 06/21/11 (G) (I) *	105,000	—

Total Warrants (Cost $197) ($ Thousands)		58

10	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2010

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 17.9%
SEI Liquidity Fund, L.P., 0.240% ** † (E)	391,351,316	$383,665

Total Affiliated Partnership (Cost $391,351) ($ Thousands)		383,665

CASH EQUIVALENT — 2.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.070% ** †	63,047,759	63,048

Total Cash Equivalent (Cost $63,048) ($ Thousands)		63,048

U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bills
0.151%, 06/03/10 (D) (F)	$11,613	11,609
0.165%, 06/10/10 (D) (F)	70	70

Total U.S. Treasury Obligations (Cost $11,678) ($ Thousands)		11,679

Total Investments — 119.2% (Cost $2,260,154) ($ Thousands)††		$2,559,125

Percentages are based on a Net Assets of $2,147,556 ($ Thousands).

A summary of the open futures contracts held by the Fund at February 28, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	142	Mar-2010	$413
S&P Mid 400 Index E-MINI	92	Mar-2010	322

			$735

For the period ended February 28, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2010.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

††	At February 28, 2010, the tax basis cost of the Fund’s investments was $2,260,154 ($Thousands), and the unrealized appreciation and depreciation were $390,695 ($Thousands) and $(91,724) ($Thousands) respectively.

(A)	This security or a partial position of this security is on loan at February 28, 2010. The total value of securities on loan at February 28, 2010 was $381,142 ($ Thousands).

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C)	Security in default on interest payments. Security is non-income producing.

(D)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(E)	Security purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2010 was $383,665 ($ Thousands).

(F)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(G)	Securities considered illiquid. The total value of such securities as of February 28, 2010 was $1,018 ($ Thousands) and represented 0.05% of net assets.

(H)	Securities considered restricted. The total value of such securities as of February 28, 2010 was $440 ($ Thousands) and represented 0.02% of net assets.

(I)	Securities fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of February 28, 2010, was $1,275 ($ Thousands) and represents 0.06% of net assets.

ADR — American Depositary Receipt

Cl — Class

LLC — Limited Liability Company

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

S&P — Standard & Poor’s

Amounts designated as “—” are $O or have been rounded to $O.

See end of Form N-Q Filing for ASC 820 disclosure.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	11

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2010

Restricted Securities — At February 28, 2010, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there form. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, along with their cost and values at February 28, 2010, were as follows:

	Number of Warrants/ Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Rentech	13,800	4/20/07	4/20/07	$—	$2	0.00%
Scorpio Mining	509	5/5/08	5/5/08	499	438	0.02%

				$499	$440	0.02%

12	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.8%

Consumer Discretionary — 7.9%
Aaron’s	29,300	$869
Amazon.com *	26,297	3,114
Autoliv	11,600	517
Buckle	15,000	439
Burger King Holdings	51,000	913
Career Education *	41,800	1,163
Carter’s *	29,900	857
Choice Hotels International	30,000	991
DIRECTV, Cl A *	42,100	1,425
Discovery Communications, Cl A *	40,800	1,271
DreamWorks Animation SKG, Cl A *	25,200	1,095
GameStop, Cl A *	20,800	358
Genuine Parts	23,200	936
Gildan Activewear, Cl A *	15,400	363
H&R Block	27,600	477
ITT Educational Services *	10,500	1,145
Panera Bread, Cl A *	14,000	1,019
Shaw Communications, Cl B	29,500	558
Strayer Education	8,204	1,861
Tractor Supply	19,800	1,084

		20,455

Consumer Staples — 15.2%
Altria Group	153,097	3,080
Brown-Forman, Cl B	55,134	2,887
Campbell Soup	55,513	1,850
Church & Dwight	16,900	1,135
Dean Foods *	64,700	944
General Mills	16,600	1,195
Hansen Natural *	11,600	482
Hershey	58,981	2,345
Hormel Foods	104,380	4,291
Kellogg	25,900	1,351
Kimberly-Clark	20,800	1,264
Lorillard	40,449	2,955
McCormick	27,485	1,020
PepsiCo	16,357	1,022
Philip Morris International	62,377	3,055
Ralcorp Holdings *	15,600	1,042
Reynolds American	58,619	3,095
Ruddick	23,500	688
Sara Lee	50,858	690
Sysco	107,009	3,093
Tyson Foods, Cl A	100,212	1,708

		39,192

Energy — 3.7%
Chevron	27,607	1,996
CNX Gas *	35,100	919
Dresser-Rand Group *	11,900	368
Enbridge	26,400	1,169
Exxon Mobil	21,935	1,426
FMC Technologies *	11,900	668
PetroHawk Energy *	31,300	670
SEACOR Holdings *	5,800	443
Teekay	34,600	870

Description	Shares	Market Value ($ Thousands)
TransCanada	33,400	$1,102

		9,631

Financials — 14.1%
Alexandria Real Estate Equities ‡	11,900	733
Bancorpsouth	40,700	792
Bank of Hawaii	58,591	2,473
BOK Financial	14,677	675
Capitol Federal Financial	47,636	1,649
Commerce Bancshares	97,076	3,933
Corporate Office Properties Trust ‡	28,600	1,054
Cullen/Frost Bankers	57,660	3,122
Endurance Specialty Holdings	25,500	981
Erie Indemnity, Cl A	24,900	986
Essex Property Trust ‡	11,700	1,005
Federated Investors, Cl B	37,600	940
First Citizens BancShares, Cl A	8,008	1,465
First Niagara Financial Group	37,898	532
Health Care REIT ‡	29,800	1,263
Hudson City Bancorp	75,700	1,023
MFA Mortgage Investments ‡	68,200	494
NASDAQ OMX Group *	30,000	559
National Retail Properties ‡	38,700	821
Nationwide Health Properties ‡	12,900	428
PartnerRe	9,859	785
People’s United Financial	95,024	1,499
Platinum Underwriters Holdings	21,800	815
ProAssurance *	20,700	1,104
Prosperity Bancshares	29,300	1,226
Realty Income ‡	42,900	1,201
RenaissanceRe Holdings	5,700	315
TFS Financial	180,662	2,322
UMB Financial	26,000	996
Washington Real Estate Investment Trust ‡	38,200	1,064
Wesco Financial	449	169

		36,424

Health Care — 22.1%
Abbott Laboratories	75,445	4,095
Allscripts-Misys Healthcare Solutions *	5,648	101
AmerisourceBergen	156,968	4,401
Amgen *	54,348	3,077
Baxter International	39,470	2,247
Becton Dickinson	40,042	3,118
Biogen Idec *	55,744	3,066
C.R. Bard	30,751	2,576
Cardinal Health	60,456	2,054
Celgene *	12,500	744
Edwards Lifesciences *	8,000	735
Eli Lilly	30,072	1,033
Endo Pharmaceuticals Holdings *	52,700	1,199
Forest Laboratories *	88,533	2,645
Genzyme *	32,371	1,852
Gilead Sciences *	64,814	3,086
Haemonetics *	12,600	674
Henry Schein *	16,462	935
Johnson & Johnson	48,878	3,079
Kinetic Concepts *	19,700	826

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	1

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
Laboratory Corp of America Holdings *	8,100	$594
LifePoint Hospitals *	14,500	442
McKesson	73,182	4,329
Medco Health Solutions *	5,687	360
Millipore *	25,495	2,407
Myriad Genetics *	33,300	766
Owens & Minor	24,100	1,076
Patterson *	34,500	1,024
Perrigo	7,600	377
Techne	45,462	2,906
United Therapeutics *	21,600	1,240

		57,064

Industrials — 4.0%
Alliant Techsystems *	13,500	1,073
C.H. Robinson Worldwide	24,000	1,280
Copa Holdings, Cl A	17,872	972
FTI Consulting *	21,800	801
Gardner Denver	11,200	488
IHS, Cl A *	10,700	554
KBR	60,800	1,259
Landstar System	24,800	989
Lennox International	22,600	954
Nordson	6,400	421
Rollins	47,200	1,003
Stericycle *	10,400	574

		10,368

Information Technology — 11.3%
ADTRAN	35,900	839
Analog Devices	95,180	2,783
AVX	38,600	475
Broadcom, Cl A	21,989	689
FLIR Systems *	19,100	512
Google, Cl A *	5,717	3,012
Harris	22,900	1,036
Hewitt Associates, Cl A *	32,900	1,250
IAC *	9,008	201
Ingram Micro, Cl A *	76,912	1,361
Intel	15,948	327
International Business Machines	24,464	3,111
Mantech International, Cl A *	22,300	1,101
Microchip Technology	23,448	635
Micros Systems *	13,600	408
NeuStar, Cl A *	16,300	378
SAIC *	1,135	22
Sybase *	27,500	1,221
Tech Data *	67,553	2,894
Texas Instruments	125,486	3,059
Visa, Cl A	21,658	1,847
Xilinx	46,916	1,212
Zebra Technologies, Cl A *	31,383	897

		29,270

Materials — 3.4%
Aptargroup	27,600	1,063
Compass Minerals International	13,200	997
Greif, Cl A	18,700	958
Intrepid Potash *	43,000	1,183
Newmont Mining	57,997	2,858
Sensient Technologies	23,800	629

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Silgan Holdings	16,800	$960

		8,648

Telecommunication Services — 2.7%
AT&T	59,600	1,479
BCE	29,600	822
MetroPCS Communications *	184,900	1,141
Rogers Communications, Cl B	36,400	1,202
SBA Communications, Cl A *	15,800	559
Telephone & Data Systems	11,300	352
Verizon Communications	50,894	1,472

		7,027

Utilities — 11.4%
AGL Resources	57,898	2,104
Alliant Energy	31,800	1,006
Aqua America	13,497	231
Atmos Energy	82,948	2,278
Consolidated Edison	28,700	1,227
DTE Energy	24,600	1,068
Edison International	34,300	1,119
Energen	11,800	536
Hawaiian Electric Industries	21,600	440
IDACORP	25,500	842
Nicor	66,816	2,783
NSTAR	77,184	2,610
OGE Energy	27,700	1,013
PG&E	20,300	851
Piedmont Natural Gas	37,600	971
PPL	34,926	995
Sempra Energy	24,700	1,214
UGI	62,796	1,573
Vectren	82,749	1,924
Westar Energy	30,200	647
WGL Holdings	26,600	874
Wisconsin Energy	66,796	3,235

		29,541

Total Common Stock (Cost $207,115) ($ Thousands)		247,620

U.S. TREASURY OBLIGATION — 1.2%
U.S. Treasury Bill 0.104%, 06/03/10 (A) (B)	$3,248	3,247

Total U.S. Treasury Obligation (Cost $3,247) ($ Thousands)		3,247

CASH EQUIVALENT — 17.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.070% ** †	44,890,467	44,890

Total Cash Equivalent (Cost $44,890) ($ Thousands)		44,890

Total Investments — 114.4% (Cost $255,252)($ Thousands) ††		$295,757

Percentages are based on a Net Assets of $258,497 ($ Thousands).

2	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

February 28, 2010

A summary of the open futures contracts held by the Fund at February 28, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	119	Mar-2010	$66

For the period ended February 28, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2010.

†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
††	At February 28, 2010, the tax basis cost of the Fund’s investments was $255,252 ($Thousands), and the unrealized appreciation and depreciation were $43,142 ($Thousands) and $(2,637) ($Thousands) respectively.
(A)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(B)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
Cl	— Class
REIT	— Real Estate Investment Trust
S&P	— Standard & Poor’s

See end of Form N-Q Filing for ASC 820 disclosure.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	3

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 90.3%

Argentina — 0.1%
Banco Macro ADR	10,000	$261
BBVA Banco Frances ADR	18,011	109
Grupo Financiero Galicia ADR *	18,792	90
Telecom Argentina ADR *	8,200	132
Tenaris	21,965	457

		1,049

Australia — 5.6%
Amcor	82,999	441
AMP	56,350	300
Asciano Group	134,170	216
Australia & New Zealand Banking Group (A)	91,926	1,905
AXA Asia Pacific Holdings	47,260	273
Beach Energy	5,836	3
Bendigo Bank	24,567	212
BGP Holdings *	39,545	—
BHP Billiton	168,596	6,205
BHP Billiton ADR	19,700	1,445
Billabong International	9,765	89
Boral	30,015	144
Brambles	12,203	76
CFS Retail Property Trust ‡ (A)	109,700	186
Coca-Cola Amatil	100,703	1,012
Cochlear	8,023	456
Commonwealth Bank of Australia	94,640	4,570
Computershare	71,494	746
Crown	5,897	42
CSR	65,304	95
Dexus Property Group ‡	29,724	22
Downer EDI	13,200	93
Fairfax Media (A)	326,197	482
Fortescue Metals Group *	66,035	275
Foster’s Group	165,523	799
Goodman Fielder	58,884	79
Goodman Group ‡	189,374	102
GPT Group ‡	116,043	60
Harvey Norman Holdings	72,952	250
Hillgrove Resources	53,200	17
Incitec Pivot	22,848	66
Insurance Australia Group	47,911	169
Intoll Group (A)	44,098	44
JB Hi-Fi	700	12
Kingsgate Consolidated	3,100	25
Leighton Holdings (A)	13,398	452
Lend Lease Group	33,667	292
MacArthur Coal	13,678	125
Macquarie Group (A)	29,728	1,205
MAp Group	10,592	30
Metcash	47,013	173
Mirvac Group ‡	48,249	66
Mount Gibson Iron *	22,100	30
National Australia Bank (A)	61,449	1,400
OneSteel	82,659	255
Orica	46,936	1,051
Origin Energy	17,254	260
OZ Minerals	286,648	267

Description	Shares	Market Value ($ Thousands)
Pacific Brands	120,199	$123
Primary Health Care	7,900	31
Qantas Airways	571,498	1,351
QBE Insurance Group	5,799	111
Rio Tinto (A)	20,946	1,322
Santos	114,741	1,332
Sonic Healthcare	28,795	349
SP AusNet, Cl Miscellaneous	18,992	16
Stockland ‡	71,729	261
Suncorp-Metway	82,895	634
TABCORP Holdings	43,984	267
Telstra	82,257	219
Toll Holdings	61,802	376
Transurban Group	74,716	351
Wesfarmers (A)	104,297	2,909
Westfield Group ‡	24,972	269
Westpac Banking	112,287	2,627
Woodside Petroleum	983	38
Woolworths	23,283	560
WorleyParsons	5,728	126

		39,789

Austria — 0.2%
Erste Group Bank	992	37
Immoeast *	90,347	430
OMV	22,099	820
Raiffeisen International Bank Holding	152	7
Strabag (A)	2,354	58
Vienna Insurance Group	693	34
Voestalpine	2,814	100

		1,486

Belgium — 1.8%
Colruyt	6,338	1,588
Delhaize Group (A)	34,176	2,652
Dexia (A)	18,639	101
D’ieteren	170	74
Fortis	249,759	857
Groupe Bruxelles Lambert	4,734	416
InBev (A)	76,868	3,856
KBC Groep	17,012	771
Solvay	4,000	383
Telenet Group Holding	7,330	219
UCB (A)	29,169	1,294
Umicore	8,286	249

		12,460

Brazil — 0.6%
Brasil Telecom ADR *	3,131	64
BRF - Brasil Foods	31,400	767
Cia Energetica de Minas Gerais ADR	41,250	675
Cyrela Brazil Realty	38,400	476
Petroleo Brasileiro ADR, Cl A	30,600	1,175
Porto Seguro	75,100	739

		3,896

Canada — 2.1%
Agrium (A)	12,000	777

SEI Institutional Investment Trust/Quarterly Reporting/February 28, 2010	1

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
Barrick Gold	47,200	$1,774
Bombardier, Cl B	136,100	733
Cameco	47,300	1,293
Canadian National Railway	20,800	1,088
Canfor *	5,500	44
Cenovus Energy	8,547	208
Domtar *	4,400	230
EnCana	6,547	214
Gildan Activewear *	7,319	172
Goldcorp	28,940	1,093
IAMGOLD	15,931	233
Open Text *	19,100	929
Pacific Rubiales Energy *	78,366	1,242
Petrobank Energy & Resources *	4,300	221
Royal Bank of Canada	2,792	150
Silver Wheaton *	53,600	815
Sino-Forest, Cl A *	53,900	1,044
Talisman Energy	79,600	1,448
Teck Cominco, Cl B *	7,505	275
Toronto-Dominion Bank	9,900	630
West Fraser Timber	900	31
Yamana Gold	28,655	301

		14,945

Chile — 0.5%
Banco Santander Chile ADR	13,337	854
Embotelladora Andina ADR, Cl B	1,528	30
Enersis ADR	55,153	1,192
Madeco ADR	3,200	15
Sociedad Quimica y Minera de Chile ADR	39,500	1,444

		3,535

China — 0.9%
Bank of China	3,423,000	1,662
Baoye Group	44,000	26
Industrial & Commercial Bank of China	2,621,000	1,854
Perfect World ADR *	6,300	249
PetroChina ADR	7,600	851
Qingling Motors	298,000	72
Trina Solar ADR *	25,200	555
Xinao Gas Holdings	338,000	812

		6,081

Cyprus — 0.0%
Bank of Cyprus Public	21,444	128

Denmark — 1.1%
A P Moeller - Maersk, Cl B	146	1,119
A P Moeller - Maersk, Cl A	2	15
Carlsberg, Cl B	12,162	941
Coloplast, Cl B	4,132	471
Danske Bank	14,941	341
DSV	7,087	111
FLSmidth	5,540	353

Description	Shares	Market Value ($ Thousands)
H Lundbeck	1,315	$23
Novo-Nordisk, Cl B	36,780	2,603
Novozymes, Cl B	434	45
PER Aarsleff, Cl B	416	37
Sydbank	1,730	43
TrygVesta	17,726	1,158
William Demant Holding *	2,784	199

		7,459

Finland — 0.7%
Elisa, Cl A	9,325	194
Fortum	3,859	98
Kesko, Cl B	4,409	160
Kone, Cl B	38,928	1,647
Metso	18,083	562
Nokia (A)	7,808	105
Orion, Cl B	5,833	130
Sampo, Cl A	24,047	584
Sanoma	6,419	129
Sponda	4,992	19
Stora Enso, Cl R	117,310	745
UPM-Kymmene	22,908	246

		4,619

France — 6.7%
Accor	14,922	756
Air France-KLM	1,515	20
Alcatel-Lucent	15,140	46
Alstom (A)	38,411	2,464
Arkema	2,929	99
Assystem	1,449	19
Atos Origin	4,713	220
AXA	23,774	480
BioMerieux	868	95
BNP Paribas	53,257	3,861
Bouygues	22,029	1,016
Capital Gemini (A)	9,600	443
Casino Guichard Perrachon (A)	2,693	217
Cegid Group	1,081	30
Christian Dior (A)	11,600	1,139
Cie Generale de Geophysique-Veritas *	1,003	24
Cie Generale d’Optique Essilor International	1,893	115
CNP Assurances	21,501	1,932
Compagnie de St.-Gobain (A)	10,700	504
Compagnie Generale des Etablissements Michelin, Cl B (A)	973	68
Credit Agricole (A)	33,386	498
Dassault Systemes	751	43
Electricite de France	13,315	669
Eurazeo	2,392	152
Eutelsat Communications	46,099	1,534
Fonciere Des Regions ‡	2,876	287
France Telecom (A)	68,206	1,603
Gaz de France (A)	610	23

2	SEI Institutional Investment Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
Gecina ‡	3,809	$396
Havas	86,480	355
Imerys	10,000	517
Ipsen	41,207	2,097
JC Decaux	3,889	97
Klepierre ‡	7,528	281
Lafarge	6,588	428
Lagardere S.C.A.	1,211	44
Legrand	3,165	99
L’Oreal	3,493	362
LVMH Moet Hennessy Louis Vuitton (A)	2,640	287
M6-Metropole Television	11,779	292
Natixis	164,957	816
Neopost	2,429	198
NetGem	7,913	35
Nexity	2,253	83
Pernod-Ricard (A)	2,332	176
Peugeot	21,013	556
PPR (A)	4,411	507
Publicis Groupe	12,570	497
Rallye	763	25
Renault	6,576	271
Rhodia *	11,809	225
Safran (A)	11,617	274
Sanofi-Aventis	86,372	6,332
Schneider Electric	14,055	1,504
SCOR	6,371	156
Societe BIC (A)	1,062	75
Societe Des Autoroutes Paris-Rhin-Rhone	1,370	99
Societe Generale	22,954	1,266
Societe Television Francaise 1	27,982	450
Sodexo	29,602	1,761
Suez Environnement	3,612	80
Technip	22,641	1,616
Thales	25,269	1,012
Total	57,096	3,193
Unibail-Rodamco ‡	2,446	484
Valeo	6,976	214
Vallourec	1,733	332
Video Futur Entertainment Group *	7,913	4
Vinci	12,320	647
Vivendi	38,688	977

		47,477

Germany — 6.3%
Adidas	2,651	131
Aixtron	21,696	639
Allianz	20,942	2,424
BASF	85,357	4,804
Bayer (A)	33,017	2,193
Bayerische Motoren Werke	24,430	993
Beiersdorf	3,583	220
Bilfinger Berger	2,913	184
DaimlerChrysler	24,753	1,036
Deutsche Bank (A)	25,283	1,609
Deutsche Boerse	39,511	2,754
Deutsche Lufthansa	10,341	155
Deutsche Post	150,652	2,456
Deutsche Postbank (A)	4,113	127

Description	Shares	Market Value ($ Thousands)
Deutsche Telekom	133,649	$1,724
E.ON (A)	74,144	2,646
Fresenius	814	53
Fresenius Medical Care (A)	26,687	1,397
GAGFAH	13,000	119
GEA Group	1,327	25
Hannover Rueckversicherung	19,939	895
HeidelbergCement (A)	37,455	1,913
Henkel	11,873	525
Hochtief	16,372	1,155
Infineon Technologies *	159,090	870
Init Innovation In Traffic Systems	1,952	30
Linde	22,701	2,562
Metro	2,596	133
Puma Rudolf Dassler Sport	363	103
RWE	17,669	1,502
SAP ADR	29,600	1,319
SAP (A)	1,737	78
Siemens	44,810	3,852
Suedzucker (A)	17,166	400
Tognum	77,328	1,324
TUI	65,467	648
United Internet	30,421	472
Volkswagen	472	41
Wacker Chemie	354	42
Wincor Nixdorf	18,027	1,225

		44,778

Greece — 0.3%
Alpha Bank	4,980	47
Coca Cola Hellenic Bottling	9,756	240
EFG Eurobank Ergasias *	4,031	32
OPAP	10,308	213
Piraeus Bank *	9,004	76
Public Power	79,583	1,200
Titan Cement	875	21

		1,829

Guernsey — 0.1%
Resolution *	539,077	593

Hong Kong — 2.4%
ASM Pacific Technology	28,600	270
Bank of East Asia	12,000	44
BOC Hong Kong Holdings	1,081,542	2,438
Cathay Pacific Airways	57,000	106
Champion REIT ‡	48,000	22
Champion Technology Holdings	564,000	19
Cheung Kong Holdings	68,009	830
China Mobile ADR	30,400	1,503
Chinese Estates Holdings	20,000	32
CNOOC	427,000	673
Esprit Holdings	118,281	843
Fairwood	19,500	20
First Pacific	133,000	72
Genting Singapore *	510,400	325
Hang Lung Group	11,000	55
Hang Lung Properties	35,189	134
Henderson Land Development	71,900	486
Hengan International Group	35,974	247

SEI Institutional Investment Trust/Quarterly Reporting/February 28, 2010	3

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
HKR International	24,800	$10
Hong Kong & China Gas	58,000	131
Hong Kong Exchanges and Clearing	9,500	159
Hongkong & Shanghai Hotels	51,000	71
Hongkong Land Holdings	55,200	254
Hopewell Holdings	72,068	211
Huabao International Holdings	378,000	382
Hutchison Telecommunications Hong Kong Holdings	228,000	37
Hutchison Whampoa	111,286	798
Hysan Development	92,635	246
Jardine Matheson Holdings	5,600	153
Kerry Properties	207,000	985
Lai Sun Development *	1,739,000	28
Li & Fung	100,000	465
Link REIT ‡	49,500	124
MTR	2,500	9
New World Development	253,000	464
Noble Group	238,167	537
NWS Holdings	17,000	29
Orient Overseas International	46,500	340
Pacific Andes Resources Development	28,000	6
Pacific Basin Shipping	206,535	165
Pacific Century Premium Developments	145,000	42
Pico Far East Holdings	202,000	38
RCG Holdings *	28,708	30
Shangri-La Asia	12,000	20
Sun Hung Kai Properties	92,000	1,278
Swire Pacific, Cl A	35,944	401
Television Broadcasts	18,000	82
Vedan International Holdings	220,000	23
VTech Holdings	12,754	128
Wharf Holdings	156,618	807
Wheelock	102,383	287
Wing Hang Bank	3,000	25
Wing On International	4,000	5
Yue Yuen Industrial Holdings	66,894	200

		17,089

India — 0.6%
HDFC Bank	30,230	1,118
Infosys Technologies	18,010	1,016
Reliance Industries GDR (B)	24,908	1,056
State Bank of India GDR	8,994	777
Sterlite Industries India	36,600	621

		4,588

Indonesia — 0.1%
Astra International (F)	117,700	458

Ireland — 0.6%
DCC	4,200	111
Experian	269,469	2,490
Kerry Group, Cl A	7,604	241
Willis Group Holdings	49,600	1,477

		4,319

Description	Shares	Market Value ($ Thousands)
Israel — 0.6%
Check Point Software Technologies *	16,410	$535
Makhteshim-Agan Industries (F)	281,179	1,446
Teva Pharmaceutical Industries ADR	37,410	2,245

		4,226

Italy — 1.8%
ACEA	14,174	144
Assicurazioni Generali	2,225	50
Atlantia	26,231	606
Autogrill	8,725	109
Banca Intesa	160,991	567
Banca Intesa RNC	68,294	185
Banca Popolare di Milano	15,955	94
CIR-Compagnie Industriali Riunite	7,137	15
Edison	35,904	50
Enel	677,218	3,680
ENI	59,206	1,339
Fiat	40,582	428
Finmeccanica	26,000	337
Luxottica Group	2,690	71
Mediaset	266,460	2,022
Mediolanum	15,113	86
Parmalat	87,080	220
Saipem	1,183	39
Saras	318,438	733
Servizi Italia	2,512	17
Snam Rete Gas	43,870	208
Telecom Italia	669,048	946
Terna Rete Elettrica Nazionale	51,432	212
UniCredito Italiano	292,178	741
Unipol Gruppo Finanziario	48,000	54

		12,953

Japan — 16.9%
77 Bank	82,000	447
ABC-Mart	1,900	63
Able	1,500	13
Advantest	4,000	95
Aeon	24,400	251
Aeon Fantasy	200	2
Aichi Bank	400	29
Air Water	5,000	59
Aisin Seiki	5,700	150
Ajinomoto	61,000	621
Alfresa Holdings	1,400	58
Alpen	600	9
Alps Electric	23,383	138
Amano	1,400	12
AOKI Holdings	1,200	14
Aoyama Trading	1,800	29
Arakawa Chemical Industries	1,700	19
Asahi Breweries	23,200	445
Asahi Glass	219,834	2,194
Asahi Kasei	36,000	188
Asset Managers Holdings	176	19
Astellas Pharma	50,600	1,905

4	SEI Institutional Investment Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
Bando Chemical Industries	16,000	$48
Bank of Kyoto	99,000	858
Bank of Nagoya	6,000	23
Bank of Yokohama	52,985	265
Belluna	1,400	6
BML	100	2
Brother Industries	84,200	959
Canon	46,500	1,933
Canon Marketing Japan	16,600	220
Catena	4,669	10
Cawachi	4,700	95
Central Japan Railway	42	318
Chiba Bank	40,935	249
Chiba Kogyo Bank *	1,400	11
Chubu Electric Power	27,600	731
Chubu Shiryo	3,000	27
Chuetsu Pulp & Paper	8,000	15
Chugai Pharmaceutical	11,351	219
Circle K Sunkus	800	10
Cleanup	100	1
Corona	200	3
Dai Nippon Printing	45,645	604
Daicel Chemical Industries	135,036	904
Daihatsu Motor	11,000	105
Daiichi Jitsugyo	5,000	12
Daiichi Sankyo	58,000	1,173
Daiichikosho	6,000	81
Daikin Industries	1,700	66
Daikoku Denki	2,800	50
Daimei Telecom Engineering	800	6
Dainippon Screen Manufacturing	47,138	216
Dainippon Sumitomo Pharma	45,100	442
Daiwa House Industry	98,000	1,050
Daiwa Securities Group	51,000	252
Dena	15	117
Denki Kagaku Kogyo	83,000	335
Denso	2,600	70
Dentsu	12,100	287
Disco	2,481	137
eAccess	38	30
East Japan Railway	25,800	1,777
Eighteenth Bank	10,000	29
Eisai	1,100	43
Eizo Nanao	100	2
Elpida Memory *	26,332	471
Fast Retailing	6,000	1,013
Fuji Electric Holdings	8,000	19
Fuji Heavy Industries	28,000	128
Fuji Media Holdings	785	1,089
FUJI SOFT INC	1,200	20
FUJIFILM Holdings	69,249	2,202
Fujikura	4,000	21
Fujitec	1,000	5
Fujitsu	256,000	1,662
FuKoKu	2,800	23
Fukuda Denshi	400	10
Fukuoka Financial Group	155,000	570
Funai Electric	800	34
Furukawa Electric	41,000	198
Furuno Electric	1,000	4
Gree	9,600	591
GS Yuasa	1,000	7

Description	Shares	Market Value ($ Thousands)
GungHo Online Entertainment *	10	$23
Gunma Bank	10,000	56
Hachijuni Bank	8,000	44
Hakuhodo DY Holdings	1,310	64
Hankyu Hanshin Holdings	18,000	86
Heiwa	2,300	24
Heiwado	1,200	15
Higashi-Nippon Bank	7,000	14
Hikari Tsushin	1,600	28
HI-LEX	1,100	12
Hino Motors	272,000	1,013
Hisamitsu Pharmaceutical	600	22
Hitachi	184,000	607
Hitachi Chemical	7,300	150
Hitachi Construction Machinery	7,800	160
Hitachi High-Technologies	1,200	24
Hokuhoku Financial Group	12,000	25
Honda Motor	140,610	4,873
Hosiden	1,900	23
Hoya	23,300	584
Ibiden	6,755	227
Idemitsu Kosan	4,000	294
IHI	27,000	48
Iida Home Max	3,600	59
Inabata	31,800	124
Inpex	58	424
Isuzu Motors	7,000	18
Itochu	80,000	645
Itochu Enex	300	1
Itochu-Shokuhin	400	13
Japan Digital Laboratory	900	10
Japan Tobacco	456	1,655
JBCC Holdings	3,700	23
JFE Holdings	57,399	2,135
JGC	1,000	19
JS Group	12,500	246
JSP	6,900	84
JSR	21,300	417
JTEKT	2,000	21
Jupiter Telecommunications	2,459	2,884
Kamigumi	11,000	86
Kaneka	43,000	256
Kansai Electric Power	3,300	78
Kansai Paint	18,000	146
Kao	800	21
Kasumi	1,300	7
Kato Sangyo	700	12
Kawasumi Laboratories	3,000	19
KDDI	448	2,390
Keio	8,000	54
Keisei Electric Railway	12,000	72
Kikkoman	2,000	24
Kirin Holdings	45,951	634
Kobe Steel	132,000	241
Kohnan Shoji	1,000	11
Koito Manufacturing	8,000	101
Komatsu	10,000	201
Konica Minolta Holdings	17,000	176
Konishi	2,300	25
Kubota	19,000	167
Kuraray	24,000	308
Kyocera	13,400	1,193

SEI Institutional Investment Trust/Quarterly Reporting/February 28, 2010	5

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
Kyoei Steel	1,500	$27
Kyorin	7,443	112
Kyowa Hakko Kirin	1,000	10
Kyudenko	5,000	29
Mabuchi Motor	2,100	115
Maeda	5,000	16
Maeda Road Construction	3,000	25
Maezawa Kasei Industries	800	7
Makita	23,049	738
Mars Engineering	100	2
Marubeni	398,947	2,384
Marui Group	8,300	56
Maruichi Steel Tube	5,000	99
Maruzen Showa Unyu	5,000	16
Maxvalu Nishinihon	200	3
Mazda Motor	52,000	137
Mediceo Paltac Holdings	43,200	511
MEIJI Holdings	2,000	80
Mie Bank	4,000	11
Mikuni Coca-Cola Bottling	1,600	12
Mitsubishi	156,293	3,904
Mitsubishi Chemical Holdings	43,000	195
Mitsubishi Electric	21,000	172
Mitsubishi Heavy Industries	78,000	290
Mitsubishi Materials	8,000	21
Mitsubishi Rayon	41,000	174
Mitsubishi UFJ Financial Group	482,131	2,436
Mitsui	143,068	2,220
Mitsui Chemicals	50,000	137
Mitsui Engineering & Shipbuilding	101,000	239
Mitsui Mining & Smelting	4,000	11
Mitsui OSK Lines	125,000	806
Mitsui Sumitomo Insurance Group Holdings	10,900	280
Mizuho Securities	260,000	770
Mizuho Trust & Banking	15,000	15
Morinaga Milk Industry	7,000	29
Murata Manufacturing	9,956	528
Nafco	1,000	19
Nakanishi	200	19
Namco Bandai Holdings	8,800	82
NEC	92,000	256
NEC Mobiling	200	5
NEC Networks & System Integration	6,900	82
NET One Systems	13	14
NGK Insulators	16,000	345
NGK Spark Plug	2,000	24
NHK Spring	27,000	223
Nidec	12,800	1,243
Nihon Shokuhin Kako	3,000	22
Nikon	52,600	1,157
Nintendo	3,300	898
Nippo	4,000	31
Nippon Beet Sugar Manufacturing	3,000	8
Nippon Electric Glass	88,569	1,150
Nippon Express	9,000	37
Nippon Konpo Unyu Soko	1,000	11
Nippon Mining Holdings	13,000	65
Nippon Oil	83,000	445
Nippon Shokubai	1,000	9
Nippon Steel	17,000	63

Description	Shares	Market Value ($ Thousands)
Nippon Telegraph & Telephone	51,900	$2,260
Nishi-Nippon City Bank	37,000	100
Nishio Rent All	2,900	21
Nissan Chemical Industries	11,000	148
Nissan Motor	475,367	3,771
Nissan Shatai	6,000	46
Nissha Printing	600	21
Nisshin Seifun Group	5,000	66
Nissin Food Products	4,800	166
Nissin Healthcare Food Service	1,700	22
Nitori	4,050	325
Nitto Denko	23,100	851
Nojima	729	6
NOK	3,100	43
NSK	73,000	514
NTT Data	58	180
NTT DoCoMo	407	629
Obic	1,110	194
Ohsho Food Service	1,600	45
Okinawa Electric Power	400	22
Olympus	26,000	803
Omron	19,555	426
Oracle Japan	1,600	74
ORIX	4,761	365
Osaka Gas	93,000	337
Osaka Steel	1,300	20
Otsuka	900	56
Panasonic	60,300	838
Panasonic Electric Works	27,000	315
Piolax	1,000	19
Plenus	400	6
Rakuten	379	292
Resona Holdings	11,900	144
Ricoh	24,000	333
Ricoh Leasing	300	7
Rinnai	2,200	116
Rohm	4,600	314
Roland	700	7
Ryoden Trading	7,000	34
S Foods	5,500	48
Sammy NetWorks	6	14
San-Ai Oil	3,000	11
San-In Godo Bank	4,000	32
Sankyo	27,600	1,332
Sanshin Electronics	8,000	62
Santen Pharmaceutical	5,914	190
Sapporo Hokuyo Holdings	254,000	1,115
Sazaby League	600	9
SBI Holdings	204	36
Secom	800	37
Sega Sammy Holdings	14,600	180
Seiko Epson	7,000	119
Seino Holdings	23,000	162
Sekisui Chemical	42,000	278
Sekisui House	8,000	78
Senshu Ikeda Holdings *	54,100	132
Seven & I Holdings	18,100	408
Sharp	61,000	707
Shimamura	1,900	166
Shimano	3,200	139
Shin-Etsu Polymer	6,100	42
Shinsei Bank	174,000	196

6	SEI Institutional Investment Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
Shionogi	52,700	$1,076
Shiseido	20,600	456
Showa Denko	36,000	73
Sinanen	2,000	9
Sintokogio	1,600	12
SKY Perfect JSAT Holdings	3	1
Softbank	5,800	152
Sojitz	124,700	222
So-net Entertainment	8	21
Sony	63,700	2,186
SRI Sports	8	8
Stanley Electric	6,000	110
Sumikin Bussan	3,000	7
Sumitomo	58,715	640
Sumitomo Chemical	49,000	217
Sumitomo Electric Industries	68,646	825
Sumitomo Heavy Industries	44,657	231
Sumitomo Metal Mining	51,000	724
Sumitomo Mitsui Financial Group	70,113	2,253
Sumitomo Realty & Development	2,000	35
Sumitomo Rubber Industries	5,400	44
Sumitomo Trust & Banking	76,000	429
Suncall	4,000	16
Suzuken	5,100	169
Suzuki Motor	11,500	244
Sysmex	2,600	154
T&D Holdings	4,450	96
T&K Toka	2,100	27
Tadano	2,000	9
Taisho Pharmaceutical	10,000	173
Taiyo Nippon Sanso	21,000	191
Takagi Securities	10,000	18
Takara Leben	6,700	38
Takata	100	2
Takeda Pharmaceutical	23,800	1,078
Tanabe Seiyaku	9,000	133
TDK	10,090	622
Teijin	46,000	135
Terumo	8,500	461
TKC	1,100	20
Toei	3,000	15
Toho Gas	31,000	170
Toho Holdings	3,100	42
Tohoku Electric Power	6,000	131
Tohokushinsha Film	1,300	8
Tokyo Broadcasting System HD	6,100	88
Tokyo Electron	6,814	421
Tokyo Gas	74,000	322
Tokyo Style	2,000	14
Tokyo Tekko	11,000	34
Tokyu Land	16,000	58
Tomoku	11,000	24
Toppan Forms	2,700	29
Toppan Printing	24,000	208
Topre	100	1
Torii Pharmaceutical	200	4
Toshiba	51,000	255
Toshiba TEC	20,000	78
Tosoh	13,000	31
Totetsu Kogyo	13,000	72
Toyo Kohan	4,000	22
Toyo Seikan Kaisha	5,200	85

Description	Shares	Market Value ($ Thousands)
Toyo Suisan Kaisha	13,544	$377
Toyoda Gosei	12,100	314
Toyota Auto Body	2,700	43
Toyota Boshoku	5,800	100
Toyota Industries	4,900	129
Toyota Motor	63,158	2,367
Toyota Tsusho	36,300	521
Tsumura	700	21
TV Asahi	32	50
Unicharm	7,900	757
Universe	3,600	49
UNY	7,400	58
USS	1,120	73
Valor	1,600	13
West Japan Railway	56	197
Yahoo! Japan	4,795	1,794
Yakult Honsha	16,596	505
Yamada Denki	12,040	840
Yamaguchi Financial Group	12,000	131
Yamaha	2,500	30
Yamaha Motor	80,700	1,073
Yamato Holdings	15,300	204
Yaskawa Electric	18,000	142
Yokogawa Electric	17,900	147
Yokohama Rubber	8,000	34

		119,686

Jersey — 0.0%
Randgold Resources	1,066	76

Macau — 0.0%
Sands China *	17,200	24

Malaysia — 0.1%
CIMB Group Holdings (F)	105,300	403

Mauritius — 0.0%
Golden Agri-Resources	861,965	325

Netherlands — 5.7%
Aegon	36,719	232
Akzo Nobel	14,816	755
ArcelorMittal	49,912	1,905
ASML Holding	32,511	999
Boskalis Westminster	4,180	135
Corio ‡	1,083	67
CSM	7,982	212
European Aeronautic Defense + Space	62,702	1,297
Fugro	32,147	1,872
Heineken	13,406	660
Heineken Holding	15,053	615
ING Groep	57,426	515
James Hardie Industries	33,183	221
Koninklijke Ahold	191,083	2,347
Koninklijke DSM	51,901	2,172
Koninklijke Philips Electronics	137,826	4,038
Koninklijke Vopak *	8,816	650

SEI Institutional Investment Trust/Quarterly Reporting/February 28, 2010	7

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
Nutreco Holding	194	$12
QIAGEN *	473	10
Randstad Holding	8,125	341
Royal Dutch Shell, Cl A (GBP)	71,474	1,948
Royal Dutch Shell, Cl B	89,635	2,342
Royal Dutch Shell, Cl A	142,671	3,897
Royal KPN	146,764	2,343
SBM Offshore	36,490	649
Teleplan International *	9,136	28
TNT	108,567	2,817
Unilever	231,830	6,992

		40,071

New Zealand — 0.1%
Air New Zealand	45,100	41
Fletcher Building	44,863	248
Telecom of New Zealand	355,137	578

		867

Norway — 1.4%
Aker Kvaerner	53,900	714
Atea	11,500	95
DnB	345,494	3,753
Marine Harvest *	440,418	384
Norsk Hydro	4,000	27
Petroleum Geo-Services *	630	8
Seadrill	47,250	1,086
Statoil	70,556	1,581
Telenor	147,858	1,869
Yara International	5,850	241

		9,758

Papua New Guinea — 0.0%
Lihir Gold	33,700	80

Portugal — 0.3%
Banco Comercial Portugues, Cl R	228,404	232
Banco Espirito Santo	74,003	369
Brisa Auto-Estradas de Portugal	14,133	114
Cimpor Cimentos de Portugal	11,743	87
Energias de Portugal	132,143	486
Jeronimo Martins	38,275	368
Portugal Telecom	63,148	666

		2,322

Russia — 0.3%
Gazprom OAO ADR	46,741	1,040
Vimpel-Communications ADR	52,100	966

		2,006

Singapore — 1.9%
Ascendas Real Estate Investment Trust ‡	51,000	70
CapitaCommercial Trust ‡	227,003	175
CapitaLand	10,000	27
CapitaMall Trust ‡	135,209	170
CapitaMalls Asia *	11,400	19
City Developments	11,000	80
ComfortDelgro	23,000	25

Description	Shares	Market Value ($ Thousands)
DBS Group Holdings	248,138	$2,471
Fortune Real Estate Investment Trust ‡	13,000	5
Fraser and Neave	67,000	203
Ho Bee Investment	68,000	81
Jardine Cycle & Carriage	29,063	502
Keppel	13,000	78
Olam International	544,972	942
Oversea-Chinese Banking	261,099	1,577
SembCorp Industries	97,000	260
SembCorp Marine	15,000	40
SIA Engineering	35,000	87
Singapore Airlines	116,727	1,236
Singapore Airport Terminal Services	33,000	61
Singapore Exchange	8,000	44
Singapore Press Holdings	60,000	158
Singapore Technologies Engineering	64,000	143
Singapore Telecommunications	153,196	332
Starhill Global REIT ‡	40,000	15
United Overseas Bank	165,000	2,188
UOB-Kay Hian Holdings	13,000	15
UOL Group	37,000	105
Venture	6,000	36
Wheelock Properties Singapore	35,370	47
Wilmar International	442,500	2,046
Yangzijiang Shipbuilding Holdings	313,000	254

		13,492

South Africa — 0.1%
Group	59,182	864

South Korea — 0.6%
Hyundai Mobis	13,780	1,764
Hyundai Steel	9,180	703
Samsung Electronics	2,220	1,424
Samsung SDI	6,255	693

		4,584

Spain — 2.1%
Abertis Infraestructuras	5,454	103
Acerinox (A)	3,398	58
Banco Bilbao Vizcaya Argentaria (A)	163,553	2,132
Banco de Sabadell	9,045	44
Banco Popular Espanol (A)	11,622	77
Banco Santander Central Hispano	410,251	5,346
Bankinter (A)	19,867	162
Construcciones y Auxiliar de Ferrocarriles	14	8
Enagas	6,341	133
Ferrovial	32,441	287
Fomento de Construcciones y Contratas	3,343	112
Gas Natural	47,086	865
Gestevision Telecinco	6,430	85
Inditex	5,965	353
Mapfre	21,269	77
Red Electrica	14,387	726
Repsol	15,433	350

8	SEI Institutional Investment Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
Telefonica (A)	162,620	$3,827

		14,745

Sweden — 1.9%
Alfa Laval	35,616	506
Assa Abloy, Cl B	18,443	347
Atlas Copco, Cl A	10,118	144
Atlas Copco, Cl B	2,477	32
Bilia, Cl A	6,483	74
Boliden	14,454	177
Electrolux, Cl B	82,754	1,762
Getinge, Cl B	9,028	209
Hennes & Mauritz, Cl B	6,094	370
Industrivarden, Cl C	36,045	399
Investor, Cl A	12,815	222
Nordea Bank	102,060	999
Saab, Cl B	5,400	73
Sandvik	5,454	59
Scania, Cl B	7,057	100
Skanska, Cl B	18,154	301
SKF, Cl B	15,663	248
Svenska Cellulosa, Cl A	1,089	16
Svenska Cellulosa, Cl B	133,541	1,979
Svenska Handelsbanken, Cl A	70,756	1,935
Swedbank	148,102	1,417
Swedish Match	9,056	207
Tele2, Cl B	12,401	185
Telefonaktiebolaget LM Ericsson, Cl B	39,360	395
TeliaSonera	132,382	918
Trelleborg, Cl B	6,876	44

		13,118

Switzerland — 8.3%
Actelion *	7,818	399
Adecco	26,356	1,312
Baloise Holding	5,898	508
Banque Cantonale Vaudoise	411	183
Clariant	18,838	205
Coltene Holding	472	25
Compagnie Financiere Richemont	23,588	796
Credit Suisse Group	79,525	3,536
EGL	24	19
Geberit	2,832	485
Givaudan	2,108	1,734
Helvetia Holding	500	159
Holcim	41,488	2,748
Informa	371,043	1,895
Julius Baer Group	40,846	1,272
Kuehne + Nagel International	680	62
Lindt & Spruengli	69	162
Micronas Semiconductor Holding *	6,888	28
Nestle	211,848	10,555
Nobel Biocare Holding	47,282	1,204
Novartis	162,205	9,034
Panalpina Welttransport Holding	110	7
Pargesa Holding	1,565	123
PSP Swiss Property	170	10
Roche Holding	35,137	5,876
Schindler Holding	7,519	601

Description	Shares	Market Value ($ Thousands)
SGS	1,385	$1,857
Sonova Holding	3,633	454
STMicroelectronics	4,610	40
Straumann Holding	563	138
Sulzer	12,546	1,122
Swatch Group, Cl B	5,132	1,429
Swatch Group	10,635	565
Swiss Life Holding	3,731	471
Swiss Reinsurance	10,719	482
Swisscom	4,476	1,540
Syngenta	1,630	422
Synthes	2,472	295
Temenos Group *	5,185	131
UBS	69,538	960
Valora Holding	166	37
Xstrata	174,997	2,744
Zurich Financial Services	13,855	3,345

		58,970

Taiwan — 0.6%
Chunghwa Telecom	475,725	887
MediaTek	54,000	850
Taishin Financial Holding	1,046,994	352
Taiwan Semiconductor Manufacturing ADR	70,300	686
Taiwan Semiconductor Manufacturing	332,389	609
United Microelectronics ADR	241,944	830

		4,214

Thailand — 0.0%
Charoen Pokphand Foods	654,700	244

Turkey — 0.3%
KOC Holding *	73,840	220
Turkcell Iletisim Hizmet	124,857	733
Turkiye Garanti Bankasi	224,350	830

		1,783

United Kingdom — 16.1%
3i Group	96,857	388
Acergy	17,700	292
Admiral Group	6,978	132
Aegis Group	65,000	115
Aggreko	3,640	54
Amlin	347,549	2,089
Anglo American	63,814	2,322
Antofagasta	114,793	1,544
Associated British Foods	45,471	658
AstraZeneca	168,328	7,389
Autonomy *	10,186	237
Aviva	114,143	678
BAE Systems	216,172	1,232
Balfour Beatty	31,274	131
Barclays	1,016,633	4,837
BG Group	83,487	1,455
BHP Billiton	142,872	4,365
BP	1,308,705	11,530
British Airways	2,993	10
British American Tobacco	158,935	5,395
British Sky Broadcasting Group	7,125	59

SEI Institutional Investment Trust/Quarterly Reporting/February 28, 2010	9

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
BT Group, Cl A	772,026	$1,350
Bunzl	8,856	92
Burberry Group	22,973	219
Cairn Energy *	327,645	1,668
Cape *	36,691	124
Carnival	2,465	93
Carphone Warehouse Group	19,387	55
Catlin Group	38,637	204
Centrica	52,099	222
Charter International	17,580	178
Cobham	43,656	160
Compass Group	24,789	184
Computacenter	4,925	22
Cookson Group *	27,047	189
Davis Service Group PLC	60,400	373
Delta	12,138	29
Diageo	97,468	1,579
Drax Group	7,000	43
DS Smith	37,674	67
easyJet *	155,330	979
Education Development International	15,291	32
Eurasian Natural Resources	20,581	322
Firstgroup	40,872	221
Fresnillo	25,805	295
GlaxoSmithKline	174,736	3,230
Group 4 Securicor	15,885	65
Healthcare Locums	18,106	64
Hogg Robinson Group	38,599	20
Home Retail Group	237,759	923
HSBC Holdings	922,437	10,131
ICAP	146,646	727
Imperial Tobacco Group	110,215	3,433
Inchcape	570,584	221
Inmarsat	8,479	95
Intercontinental Hotels Group	15,690	220
International Power	261,357	1,290
Interserve	2,245	7
Invensys	87,129	418
Investec	12,742	86
ITV	164,150	135
Kazakhmys	33,275	679
Kingfisher	175,639	575
Land Securities Group ‡	4,097	39
Legal & General Group	580,034	681
Lloyds Banking Group	506,480	405
LogicaCMG	387,380	704
Man Group	1,623	6
Marks & Spencer Group	31,692	159
Meggitt	1,927	8
Millennium & Copthorne Hotels	18,390	117
Mondi	4,227	24
Morgan Sindall	3,027	26
National Grid	87,654	870
Next	30,582	873
Old Mutual	293,875	507
Pearson	27,336	380
Persimmon	30,686	182
Petrofac	30,644	479
Prudential	101,501	931
QinetiQ	16,978	33
Rank Group	41,599	65

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Reckitt Benckiser Group	27,225	$1,429
Reed Elsevier	151,379	1,134
Rexam	192,342	817
Rio Tinto	66,026	3,382
Rolls-Royce Group	218,235	1,854
Royal & Sun Alliance Insurance Group	123,890	245
SABMiller	77,305	2,024
Sage Group	258,223	931
Schroders	1,646	30
Segro ‡	6,768	33
Serco Group	19,824	167
Severn Trent	20,326	360
Shire	48,129	1,031
Smith & Nephew	141,031	1,446
Smiths Group	11,031	175
Standard Chartered	99,630	2,369
Tesco	329,880	2,108
Thomas Cook Group	52,000	187
Tomkins	61,413	180
Travis Perkins	889	9
Tullett Prebon	39,004	170
Tullow Oil	76,970	1,393
Unilever	11,550	338
Vedanta Resources	8,294	322
Vodafone Group	3,259,664	7,019
Whitbread	13,045	282
WM Morrison Supermarkets	134,474	611
WPP	199,722	1,836

		114,302

United States — 0.5%
Buckeye Technologies *	3,802	42
Capital One Financial	19,060	720
Central European Distribution *	18,800	627
Clearwater Paper *	1,900	92
ConocoPhillips	23,214	1,114
John B. Sanfilippo & Son *	2,700	43
Kemet *	11,358	15
M&F Worldwide *	1,500	49
NGP Capital Resources	2,500	20
Omnova Solutions *	5,400	33
Rural *	3,600	21
Seagate Technology	29,847	594
TICC Capital	12,600	76

		3,446

Total Common Stock (Cost $599,076) ($ Thousands)		639,137

MORTGAGE-BACKED SECURITIES — 2.2%

Agency Mortgage-Backed Obligations — 0.6%
FHLMC ARM
5.743%, 03/01/36 (C)	$270	278
5.264%, 10/01/35 (C)	225	235
4.792%, 06/01/35 (C)	230	238
FHLMC CMO, Ser 3335, Cl BF
0.381%, 07/15/19 (C)	112	111
FHLMC CMO, Ser 3336, Cl FA
0.461%, 02/15/19 (C)	360	360
FNMA
6.000%, 07/01/37	232	246
FNMA ARM
5.120%, 10/01/35 (C)	313	329

10	SEI Institutional Investment Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.515%, 05/01/35 (C)	$235	$243
4.050%, 05/01/34 (C)	533	553
3.755%, 10/01/33 (C)	91	93
3.212%, 08/01/34 (C)	299	305
2.932%, 10/01/24 (C)	355	362
2.831%, 04/01/34 (C)	169	174
2.787%, 05/01/35 (C)	220	226
2.168%, 07/01/34 (C)	455	465

		4,218

Non-Agency Mortgage-Backed Obligations — 1.6%
Banc of America Funding, Ser 2006-G, Cl 2A2
0.309%, 07/20/36 (C)	409	400
Banc of America Commercial Mortgage, Ser 2005-4, Cl A2
5.522%, 07/10/46	312	321
Banc of America Commercial Mortgage, Ser 2005-4, Cl A2
4.764%, 07/10/45	400	407
Banc of America Commercial Mortgage, Ser 2008-5, Cl A1
5.185%, 09/10/47	154	157
Banc of America Funding, Ser 2004-5, Cl 1A19
5.250%, 12/20/34	303	303
Banc of America Funding, Ser 2005-2, Cl 1A2
5.500%, 04/25/35	337	332
Banc of America Funding, Ser 2006-A, Cl 2A2
3.469%, 02/20/36 (C)	115	25
Banc of America Mortgage Securities, Ser 2003-9, Cl 1A12
0.679%, 12/25/33 (C)	75	72
Banc of America Mortgage Securities, Ser 2004-10, Cl 2A1
5.000%, 12/25/19	374	376
BCAP LLC Trust, Ser 2006-RR1, Cl PA
5.000%, 11/25/36	205	207
Bear Stearns Commercial Mortgage Securities, Ser 2005- PWR9, Cl A2
4.735%, 09/11/42	350	352
Chase Mortgage Finance, Ser 2007-A1, Cl 7A1
4.592%, 02/25/37 (C)	225	213
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2003-34, Cl A3
5.000%, 09/25/33	92	92
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2004-5, Cl 2A14
5.000%, 05/25/34	73	72
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-24, Cl A2
4.500%, 07/25/33	308	311

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-13, Cl 2A17
5.750%, 08/25/34	$85	$85
Credit Suisse First Boston Mortgage Securities, Ser 2001- CF2, Cl A4
6.505%, 02/15/34	201	207
Credit Suisse First Boston Mortgage Securities, Ser 2003-C3
3.382%, 05/15/38	32	32
Credit Suisse First Boston Mortgage Securities, Ser 2005-C1, Cl A2
4.609%, 02/15/38	89	89
Credit Suisse First Boston Mortgage Securities, Ser 2005-C3, Cl A2
4.512%, 07/15/37	531	531
Credit Suisse First Boston Mortgage Securities, Ser 2005-C4, Cl A2
5.017%, 08/15/38	190	190
Deutsche ALT-A Securities Alternate Loan Trust, Ser 2006- AB3, Cl A1
6.250%, 07/25/36 (C)	335	240
DLJ Commercial Mortgage, Ser 2000-CF1, Cl A1B
7.620%, 06/10/33	32	32
DLJ Commercial Mortgage, Ser 2000-CKP1, Cl A1B
7.180%, 11/10/33	195	198
First Horizon Asset Securities, Ser 2003-9, Cl 1A3
5.500%, 11/25/33	309	308
First Horizon Asset Securities, Ser 2006-AR3, Cl 1A1
6.046%, 11/25/36 (C)	470	364
GMAC Commercial Mortgage Securities, Ser 2004-C2, Cl A2
4.760%, 08/10/38	171	175
GMAC Mortgage Loan Trust, Ser 2004-J1, Cl A2
5.250%, 04/25/34	234	234
GMAC Mortgage Loan Trust, Ser 2004-J4, Cl A1
5.500%, 09/25/34	155	154
Indymac Index Mortgage Loan Trust, Ser 2004-AR6, Cl 1A
3.528%, 10/25/34 (C)	59	40
JPMorgan Chase Commercial Mortgage Securities, Ser 2000- C10, Cl A2
7.371%, 08/15/32 (C)	21	21
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 4A2
4.829%, 12/25/34 (C)	103	104
LB-UBS Commercial Mortgage Trust, Ser 2000-C4, Cl A2
7.370%, 08/15/26	103	104
LB-UBS Commercial Mortgage Trust, Ser 2000-C5, Cl A2
6.510%, 12/15/26	186	190

SEI Institutional Investment Trust/Quarterly Reporting/February 28, 2010	11

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
LB-UBS Commercial Mortgage Trust, Ser 2001-WM, Cl A2
6.530%, 07/14/16 (C)	$200	$211
LB-UBS Commercial Mortgage Trust, Ser 2003-C7, Cl A2
4.064%, 09/15/27 (C)	422	425
LB-UBS Commercial Mortgage Trust, Ser 2004-C4, Cl A2
4.567%, 06/15/29 (C)	204	205
Master Adjustable Rate Mortgages Trust, Ser 2004-6, Cl 2A1
3.927%, 07/25/34 (C)	385	327
Master Adjustable Rate Mortgages Trust, Ser 2005-2, Cl 3A1
4.008%, 03/25/35 (C)	319	191
Master Alternative Loans Trust, Ser 2003-6, Cl 3A2
5.750%, 09/25/33	137	137
Morgan Stanley Capital I, Ser 2005-HQ5, Cl A2
4.809%, 01/14/42	10	10
Nomura Asset Acceptance, Ser 2004-R1, Cl A1
6.500%, 03/25/34 (C)	248	237
Nomura Asset Acceptance, Ser 2004-R2, Cl A1
6.500%, 10/25/34 (C)	283	266
PNC Mortgage Acceptance, Ser 2000-C1, Cl A2
7.610%, 03/15/33	7	7
PNC Mortgage Acceptance, Ser 2000-C2, Cl A2
7.300%, 10/12/33	113	114
RBSSP Resecuritization Trust, Ser 2009-9, Cl 10A1
0.329%, 10/26/36 (C)	501	489
Residential Asset Securitization Trust, Ser 2003-A1, Cl A2
0.729%, 03/25/33 (C)	77	70
Residential Funding Mortgage Securities I, Ser 2004-S2, Cl A11
6.000%, 06/25/36	18	18
Residential Funding Mortgage Securities I, Ser 2006-S5, Cl A4
5.500%, 03/25/34	167	168
Thornburg Mortgage Securities Trust, Ser 2006-5, Cl A1
0.349%, 09/25/46 (C)	495	480
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C17, Cl A2
4.782%, 03/15/42	203	203
WaMu Mortgage Pass Through Certificates, Ser 2004-AR9, Cl A6
2.953%, 08/25/34 (C)	5	5
WaMu Mortgage Pass Through Certificates, Ser 2005-AR10, Cl 1A1
4.792%, 09/25/35 (C)	306	302

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A5
4.500%, 06/25/33	$95	$95
Washington Mutual Mortgage Pass-Through Certificates, Ser 2004-S2, Cl 2A1
5.500%, 06/25/34	161	161
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-6, Cl A5
3.213%, 08/25/34 (C)	2	2
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-I, Cl B1
3.407%, 07/25/34 (C)	46	16
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-N, Cl A13
0.679%, 06/25/34 (C)	86	83
Wells Fargo Mortgage Backed Securities Trust, Ser 2005- AR12, Cl 2A4
3.049%, 07/25/35 (C)	52	52

		11,212

Total Mortgage-Backed Securities (Cost $15,980) ($ Thousands)		15,430

ASSET-BACKED SECURITIES — 1.6%

Automotive — 0.5%
Americredit Prime Automobile Receivable, Ser 2009-1, Cl A2
1.400%, 11/15/12	160	160
Bank of America Auto Trust, Ser 2009-2A, Cl A3
2.130%, 09/15/13 (C)	365	371
Bank of America Auto Trust, Ser 2010-1A, Cl A2
0.750%, 06/15/12 (C)	320	320
BMW Floorplan Master Owner Trust, Ser 2009-1A, Cl A
1.382%, 09/15/14 (C)	125	125
BMW Vehicle Lease Trust, Cl A2
2.040%, 04/15/11	329	330
Citifinancial Auto Issuance Trust, Ser 2009-1, Cl A2
1.830%, 11/15/12 (C)	195	196
Honda Auto Receivables Owner Trust, Ser 2008-1, Cl A3
4.470%, 01/18/12	122	124
Honda Auto Receivables Owner Trust, Ser 2009-2, Cl A2
2.220%, 08/15/11	220	222
Honda Auto Receivables Owner Trust, Ser 2009-S1, Cl A3
2.310%, 05/15/13	210	214
Mercedes-Benz Auto Receivables Trust, Ser 2009-1, Cl A3
1.670%, 01/15/14	105	106

12	SEI Institutional Investment Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Nissan Master Owner Trust Receivables, Ser 2010-AA, Cl A
1.378%, 01/15/15 (C)	$280	$280
Nissan Auto Lease Trust, Cl A2
2.010%, 04/15/11	335	337
USAA Auto Owner Trust, Ser 2009-I, Cl A2
2.640%, 08/15/11	414	416
Volkswagen Auto Lease Trust, Cl A2
2.870%, 07/15/11	286	288

		3,489

Credit Cards — 0.8%
American Express Credit Account Master Trust, Ser 2003-3, Cl A
1.581%, 12/15/14 (C)	785	803
American Express Credit Account Master Trust, Ser 2007-7, Cl A
0.272%, 02/17/15 (C)	518	514
Bank of America Credit Card Trust, Ser 2006-A6, Cl A6
0.262%, 11/15/13 (C)	200	199
Capital One Multi-Asset Execution Trust, Ser 2008-A5, Cl A5
4.850%, 02/18/14	305	319
Capital One Multi-Asset Execution Trust, Ser 2009-A1, Cl A1
1.333%, 04/15/13 (C)	25	25
Chase Issuance Trust, Ser 2007- A10
0.272%, 06/16/14 (C)	305	303
Chase Issuance Trust, Ser 2009- A4, Cl A6
1.082%, 07/16/12 (C)	450	451
Chase Issuance Trust, Ser 2009- A6, Cl A4
0.982%, 06/15/12 (C)	350	351
Citibank Credit Card Issuance Trust, Ser 2005-A7, Cl A7
4.750%, 10/22/12	100	103
Citibank Credit Card Issuance Trust, Ser 2007-A7, Cl A7
0.579%, 08/20/14 (C)	320	319
Citibank Credit Card Issuance Trust, Ser 2009-A1, Cl A1
1.982%, 03/17/14 (C)	135	139
Citibank Credit Card Issuance Trust, Ser 2009-A7, Cl A7
0.342%, 11/25/13 (C)	420	418
MBNA Credit Card Master Note Trust, Ser 2003-A4, Cl A4
0.452%, 09/17/12 (C)	960	960
MBNA Credit Card Master Note Trust, Ser 2003-A8
0.422%, 12/17/12 (C)	700	699

		5,603

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Mortgage Related Securities — 0.3%
ACE Securities, Ser 2003-NC1, Cl M
1.399%, 07/25/33 (C)	$600	$399
Ameriquest Mortgage Securities, Ser 2005-R9, Cl AF3
5.098%, 11/25/35	151	148
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A1
6.129%, 05/28/37	64	65
Credit Suisse First Boston Mortgage Securities, Ser 2005- FIX1, Cl A2
4.310%, 05/25/35	75	74
CNH Equipment Trust, Ser 2009- A, Cl A2
4.060%, 10/17/11	80	81
GSAMP Trust, Ser 2005-HE3, Cl M1
0.699%, 06/25/35 (C)	107	106
Merrill Lynch First Franklin Mortgage Loan Trust, Ser 2007-3, Cl A2A
0.279%, 06/25/37 (C)	295	292
Merrill Lynch First Franklin Mortgage Loan Trust, Ser 2007-5, Cl 2A1
0.929%, 10/25/37 (C)	306	294
Merrill Lynch Mortgage Investors, Ser 2003-HE1, Cl M2
1.879%, 07/25/34 (C)	37	10
Morgan Stanley ABS Capital I, Ser 2003-NC10, Cl M1
1.249%, 10/25/33 (C)	484	388
RAAC Series, Ser 2005-RP2, Cl A
0.579%, 06/25/35 (C)	104	98
Residential Asset Mortgage Products, Ser 2003-RS11, Cl MII1
1.324%, 12/25/33 (C)	54	38
Terwin Mortgage Trust, Ser 2006-6, Cl 2A1
4.500%, 06/25/36	203	52

		2,045

Total Asset-Backed Securities (Cost $11,559) ($ Thousands)		11,137

PREFERRED STOCK — 0.9%

Brazil — 0.4%
Banco Bradesco	78,400	1,350
Petroleo Brasileiro	72,200	1,379

		2,729

Germany — 0.5%
Bayerische Motoren Werke	1,507	46
Draegerwerk	1,189	76
Fresenius	411	29

SEI Institutional Investment Trust/Quarterly Reporting/February 28, 2010	13

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

February 28, 2010

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Henkel	47,528	$2,454
Jungheinrich	1,164	24
KSB	173	109
Porsche Automobil Holding	2,510	127
ProSiebenSat.1 Media	12,502	182
RWE	2,499	198
STO	300	25
Volkswagen (A)	3,739	305

		3,575

Total Preferred Stock (Cost $5,937) ($ Thousands)		6,304

	Number Of Warrants

WARRANTS — 0.0%

Singapore — 0.0%
Golden Agri-Resources, Expires 05/29/12 *	45,880	12

Italy — 0.0%
Mediobanca, Expires 2011 *	18,515	2

Total Warrants (Cost $0) ($ Thousands)		14

	Number Of Rights

RIGHTS — 0.0%

Australia — 0.0%
Lend Lease, Expires 04/08/10 *	7,652	14

Total Rights (Cost $0) ($ Thousands)		14

CORPORATE OBLIGATION — 0.0%

Financials — 0.0%
Shinsei Finance Cayman
6.418%, 01/29/49 (C)	$490	267

Total Corporate Obligation (Cost $490) ($ Thousands)		267

U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills
0.150%, 06/17/10 (D) (E)	300	300
0.048%, 04/15/10 (D) (E)	106	106
0.110%, 06/03/10 (D) (E)	1,517	1,516

Total U.S. Treasury Obligations (Cost $1,923) ($ Thousands)		1,922

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.070% ** †	14,118	$14,118

Total Cash Equivalent (Cost $14,118) ($ Thousands)		14,118

AFFILIATED PARTNERSHIP — 3.5%
SEI Liquidity Fund, L.P.,
0.240% ** † (G)	25,944,842	25,132

Total Affiliated Partnership (Cost $25,945) ($ Thousands)		25,132

Total Investments — 100.8% (Cost $675,028)($ Thousands) ††		$713,475

Percentages are based on a Net Assets of $708,087 ($ Thousands).

A summary of the open futures contracts held by the Fund at February 28, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	242	Mar-2010	$(311)
FTSE 100 Index	70	Mar-2010	50
Hang Seng Index	3	Mar-2010	8
MSCI EAFE Index E-MINI	13	Mar-2010	(27)
Nikkei 225 Index	7	Mar-2010	(2)
SPI 200 Index	20	Mar-2010	(54)
Topix Index	48	Mar-2010	(119)

			$(455)

For the period ended February 28, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the outstanding forward foreign currency contracts held by the Fund at February 28, 2010, is as follows:

Settlement Date	Currency to (Thousands)		Currency to (Thousands)		Unrealized Depreciation ($ Thousands)
5/13/10	USD	2,085	EUR	1,512	$(22)
5/13/10-11/12/10	EUR	754	USD	1,022	(7)

					$(29)

14	SEI Institutional Investment Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

February 28, 2010

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2010

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

††	At February 28, 2010, the tax basis cost of the Fund’s investments was $675,028 ($Thousands), and the unrealized appreciation and depreciation were $61,539 ($Thousands) and $(23,092) ($Thousands) respectively.

(A)	This security or a partial position of this security is on loan at February 28, 2010. The total value of securities on loan at February 28, 2010 was $25,024 ($ Thousands).

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Variable Rate Security. The rate is the rate in effect as of February 28, 2010. The date reported is the final maturity date.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(E)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(F)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such security as of February 28, 2010 was $2,307 ($ Thousands) and represents 0.33% of net assets.

(G)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2010 was $25,132 ($ Thousands).

ABS — Asset-Backed Security

ADR — American Depositary Receipt

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GDR — Global Depositary Receipt

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

Ser — Series

USD — U.S. Dollar

Amounts designated as “—” are $O or have been rounded to $O.

See end of Form N-Q Filing for ASC 820 disclosure.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

A summary of outstanding swap agreements held by the Fund at February 28, 2010, is as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
JPMorgan Chase Bank	MSCI Daily TR Net EAFE USD Market Index	3-Month LIBOR Minus 25 Bps	Price Return	10/12/10	(34,346)	(2,843)

SEI Institutional Investment Trust/Quarterly Reporting/February 28, 2010	15

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

COMMON STOCK — 90.3%

Argentina — 0.2%
Banco Macro ADR	2,419	$63
Telecom Argentina ADR *	2,952	47
Tenaris	77,011	1,603
Tenaris ADR	63,260	2,621
Ternium ADR	37,300	1,276

		5,610

Australia — 5.1%
Aditya Birla Minerals	166,691	142
Amcor ADR	364,700	7,757
Amcor	332,083	1,764
AMP	205,682	1,094
Asciano Group	481,157	776
Australia & New Zealand Banking Group (A)	317,008	6,569
Australia & New Zealand Banking Group ADR	402,500	8,340
AXA Asia Pacific Holdings	189,192	1,093
Beach Energy	1,033,673	616
Bendigo Bank	98,348	847
BGP Holdings *	239,898	—
BHP Billiton	848,934	31,245
Billabong International	38,797	353
Boral	111,059	534
Brambles	48,483	301
Centennial Coal	124,791	408
CFS Retail Property Trust ‡ (A)	517,319	880
Coca-Cola Amatil	476,875	4,792
Cochlear	22,147	1,258
Commonwealth Bank of Australia	312,653	15,097
Computershare	246,903	2,576
Crown	26,629	191
CSR	261,282	379
Dexus Property Group ‡	118,994	88
Downer EDI	40,300	285
Fairfax Media (A)	1,229,739	1,817
Fortescue Metals Group *	256,858	1,070
Foster’s Group	539,315	2,603
Goodman Fielder	172,600	233
Goodman Group ‡	954,699	513
GPT Group ‡	424,706	219
Harvey Norman Holdings	197,380	677
Hillgrove Resources	183,638	59
Incitec Pivot	91,467	265
Insurance Australia Group	190,312	673
Intoll Group (A)	790,021	796
JB Hi-Fi	2,300	40
Kingsgate Consolidated	5,200	41
Leighton Holdings	58,024	1,959
Lend Lease Group	136,205	1,180
MacArthur Coal	57,066	521
Macquarie Group (A)	55,021	2,230
Metcash	186,788	689
Mirvac Group ‡	191,988	263
Mount Gibson Iron *	94,500	129

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
National Australia Bank (A)	214,815	$4,894
New Hope	252,430	1,013
OneSteel	103,140	319
Orica	170,769	3,825
Origin Energy	208,256	3,135
OZ Minerals	1,110,272	1,034
Pacific Brands	269,642	275
Primary Health Care	16,200	63
Qantas Airways	1,463,823	3,461
QBE Insurance Group	22,871	438
Rio Tinto	146,445	9,245
Santos	442,474	5,135
Sonic Healthcare	115,277	1,399
Stockland ‡	292,829	1,064
Suncorp-Metway	432,288	3,306
Super Cheap Auto Group	11,200	50
TABCORP Holdings	159,156	965
Tatts Group	202,500	435
Telstra	369,243	982
Telstra ADR	536,200	7,180
Toll Holdings	232,396	1,415
Transurban Group	299,112	1,403
Wesfarmers	417,021	11,629
Westfield Group ‡	103,008	1,109
Westpac Banking	377,007	8,822
Woodside Petroleum	3,919	152
Woolworths	97,570	2,345
WorleyParsons	22,757	501

		178,956

Austria — 0.2%
Erste Group Bank	3,942	149
Immoeast *	249,891	1,190
OMV	94,558	3,510
Raiffeisen International Bank Holding (A)	606	27
Strabag (A)	6,674	164
Vienna Insurance Group	2,753	133
Voestalpine	24,665	872

		6,045

Belgium — 1.2%
Barco	1,730	69
Delhaize Group ADR	148,900	11,519
Delhaize Group (A)	117,300	9,104
Dexia (A)	128,039	694
D’ieteren	556	242
Fortis	68,671	236
Groupe Bruxelles Lambert	13,857	1,216
InBev	178,209	8,940
KBC Groep	67,745	3,070
Nyrstar	99,479	1,290
Solvay	16,000	1,533
Telenet Group Holding	28,126	839
UCB	98,286	4,359
Umicore	3,854	116

		43,227

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	1

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Brazil — 2.8%
Agre Empreendimentos Imobiliarios *	35,340	$156
Amil Participacoes	125,500	905
Banco do Brasil	312,500	5,131
Banestes Banco do Estado do Espirito Santo	22,600	87
BM&FBOVESPA	1,050,000	6,832
BRF - Brasil Foods	125,300	3,060
Cia de Saneamento Basico do Estado de Sao Paulo ADR	422,700	14,410
Cia de Saneamento Basico do Estado de Sao Paulo	51,800	874
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	34,600	483
Cia Energetica de Minas Gerais ADR	130,300	2,133
Cia Paranaense de Energia ADR	545,100	11,169
Cia Vale do Rio Doce ADR, Cl B	98,390	2,741
Cia Vale do Rio Doce	184,500	5,137
Cyrela Brazil Realty	127,100	1,575
EDP - Energias do Brasil	35,900	697
Empresa Brasileira de Aeronautica ADR	132,600	2,912
Empresa Brasileira de Aeronautica	179,400	976
Eternit	16,000	76
Ez Tec Empreendimentos e Participacoes	33,200	152
Fertilizantes Heringer *	11,000	70
Fleury *	74,400	822
Grendene	67,600	346
Hypermarcas *	93,100	1,101
Iguatemi Empresa de Shopping Centers	66,200	1,046
Itau Unibanco Holding ADR	69,351	1,384
Lojas Renner	72,400	1,561
Natura Cosmeticos	209,700	3,862
OGX Petroleo e Gas Participacoes	186,500	1,632
Petroleo Brasileiro ADR	372,414	15,884
Petroleo Brasileiro	287,000	6,122
Rodobens Negocios Imobiliarios	86,700	714
Santos Brasil Participacoes *	18,472	162
SLC Agricola	92,467	792
Tecnisa (Brazil)	19,700	102
Telegraph Norte Leste Participacoes	47,100	977
Usinas Siderurgicas de Minas Gerais	54,500	1,546
Wilson Sons, Cl BDR	81,880	1,057

		98,686

Canada — 5.1%
Agnico-Eagle Mines	12,100	696
Agrium (A)	176,500	11,423
Alimentation Couche Tard, Cl B	116,509	2,167
Atco, Cl I	3,930	179
Bank of Montreal (A)	113,125	5,994
Bank of Nova Scotia	89,200	4,034
Barrick Gold	178,700	6,715
BCE	68,200	1,884

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bombardier, Cl B	450,000	$2,423
Brookfield Asset Management, Cl A	54,958	1,299
Canadian Imperial Bank of Commerce	19,270	1,276
Canadian National Railway	212,560	11,121
Canadian Natural Resources	142,210	9,537
Canadian Pacific Railway	9,840	473
Canadian Tire, Cl A	8,020	399
Canadian Utilities, Cl A	14,106	596
Cascades	32,900	255
Celestica *	68,200	692
Cenovus Energy	174,739	4,249
CGI Group, Cl A *	371,709	5,205
Compton Petroleum *	28,962	25
Domtar *	1,800	94
Dorel Industries, Cl B	17,100	490
Dundee, Cl A *	6,800	86
Empire, Cl A	2,300	106
Enbridge	35,900	1,584
EnCana	191,413	6,246
Fairfax Financial Holdings	800	273
First Quantum Minerals	9,260	718
George Weston	360	24
Gildan Activewear *	30,447	715
Goldcorp	102,110	3,857
Grande Cache Coal *	31,400	201
Groupe Aeroplan	70,400	788
Husky Energy	15,640	398
IAMGOLD	74,232	1,087
IGM Financial	4,500	183
Industrial Alliance Insurance & Financial Services	5,700	179
Inmet Mining	1,900	103
Kinross Gold	1,700	31
Linamar	11,400	171
Loblaw	5,500	192
Lundin Mining *	143,600	605
Magna International, Cl A	22,100	1,255
Manulife Financial	21,200	387
Maple Leaf Foods	26,700	268
MDS *	27,930	232
Metro, Cl A	87,300	3,368
Mullen Group	11,000	160
National Bank of Canada	46,470	2,649
Nexen	386,603	8,697
Northgate Minerals *	261,100	711
Open Text *	60,600	2,948
Pacific Rubiales Energy *	81,858	1,297
Penn West Energy Trust	60,700	1,239
Petrobank Energy & Resources *	20,700	1,066
Potash Corp of Saskatchewan	49,150	5,429
Potash Saskatchewan	4,800	527
Power Financial	39,100	1,148
Provident Energy Trust	7,100	56
Quebecor, Cl B	18,920	538
Research In Motion *	15,400	1,086
Royal Bank of Canada (A)	94,011	5,053
Saputo	4,000	114
Sherritt International	214,900	1,511
Sino-Forest, Cl A *	228,063	4,417
Sun Life Financial	18,300	520

2	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Suncor Energy	44,024	$1,267
Talisman Energy	81,400	1,481
Teck Cominco, Cl B *	146,803	5,375
TELUS, Cl A	4,700	147
Toronto-Dominion Bank	241,600	15,406
Transat AT, Cl B	15,700	280
TransCanada	245,100	8,088
Transcontinental, Cl A	18,400	213
West Energy *	17,000	69
West Fraser Timber	12,300	426
Western Coal *	69,438	245
Yamana Gold	1,009,457	10,630
Yellow Pages Income Fund (A)	196,540	1,088

		178,164

Chile — 0.2%
Banco de Chile ADR	5,300	329
Banco Santander Chile ADR	10,400	666
Cia Cervecerias Unidas ADR	10,800	418
Cia Cervecerias Unidas	137,120	1,053
CorpBanca ADR	6,900	285
Embotelladora Andina ADR, Cl B	600	12
Enersis ADR	146,989	3,176
ENTEL Chile	74,695	1,055
Sociedad Quimica y Minera de Chile ADR	14,800	541

		7,535

China — 2.1%
AirMedia Group ADR *	105,614	693
Ajisen China Holdings	1,298,909	1,193
Anhui Conch Cement (A)	180,639	1,070
Bank of China	7,899,000	3,836
Bank of Communications	835,000	918
Baoye Group	123,000	74
China BlueChemical	405,000	260
China Citic Bank	926,000	619
China Coal Energy	510,000	813
China Communications Construction	110,000	103
China Communications Services	432,000	222
China Construction Bank	5,422,000	4,100
China Dongxiang Group	2,521,000	1,689
China Life Insurance	138,000	612
China Merchants Bank	2,955,000	7,278
China Petroleum & Chemical	1,918,000	1,505
China Railway Construction	752,000	990
China Shipping Development (A)	804,000	1,369
China Telecom	2,052,000	901
China Vanke, Cl B	338,800	362
Chongqing Changan Automobile, Cl B	471,800	385
Country Garden Holdings	596,000	206
Ctrip.com International ADR *	36,800	1,407
Dongfeng Motor Group	1,136,000	1,648
Fosun International	759,000	571
Great Wall Motor	50,000	75
Great Wall Technology	224,000	94
Hangzhou Steam Turbine, Cl B	81,000	183
Industrial & Commercial Bank of China (A)	27,548,000	19,481

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Jiangling Motors, Cl B	237,800	$389
Mindray Medical International ADR	41,352	1,578
New Oriental Education & Technology Group ADR *	11,384	890
Perfect World ADR *	20,750	821
PetroChina	168,000	188
PetroChina ADR	24,800	2,776
Ping An Insurance Group of China	174,000	1,327
Qingling Motors	564,000	136
Shandong Chenming Paper Holdings, Cl B	493,700	356
Shanghai Friendship Group, Cl B	241,620	396
Shanghai Mechanical and Electrical Industry, Cl B	72,400	78
Shenzhou International Group Holdings	179,000	241
Sinopharm Group *	760,400	3,423
Soho China	491,000	242
Tingyi Cayman Islands Holding	678,000	1,574
Trina Solar ADR *	83,380	1,834
Weiqiao Textile	70,000	48
Yangzijiang Shipbuilding Holdings	1,841,000	1,493
Yanzhou Coal Mining	352,000	744
Zhejiang Expressway	102,000	92
Zhuzhou CSR Times Electric	771,000	1,515

		72,798

Colombia — 0.2%
BanColombia ADR	182,622	8,470

Cyprus — 0.0%
Bank of Cyprus Public	85,924	511

Czech Republic — 0.1%
CEZ	25,617	1,173
Komercni Banka	10,577	2,086
Philip Morris CR	218	118

		3,377

Denmark — 0.8%
A P Moeller—Maersk, Cl A	11	80
Carlsberg, Cl B	49,644	3,842
Coloplast, Cl B	16,557	1,886
Danisco	2,067	139
Danske Bank	161,280	3,682
DSV	28,359	442
FLSmidth	18,360	1,172
H Lundbeck	15,300	271
Novo-Nordisk, Cl B	165,096	11,685
Novozymes, Cl B(A)	1,735	179
Sydbank	12,784	315
Vestas Wind Systems *	86,899	4,302
William Demant Holding *	12,768	913

		28,908

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	3

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Egypt — 0.1%
Commercial International Bank (G)	97,355	$1,118
Egyptian Financial Group-Hermes Holding (G)	245,115	1,300
National Societe Generale Bank SAE (G)	21,811	129
Orascom Telecom Holding (G)	413,000	463
Talaat Moustafa Group * (G)	204,000	279
Telecom Egypt (G)	114,000	404

		3,693

Finland — 0.7%
Elisa, Cl A	37,330	779
Kesko, Cl B	18,670	679
Kone, Cl B	139,510	5,902
Konecranes	1,786	49
Metso	73,579	2,287
Nokia	57,594	778
Nokia ADR	309,400	4,167
Orion, Cl B	23,354	519
Sampo, Cl A	110,310	2,680
Sanoma	42,199	846
Stora Enso, Cl R	404,207	2,565
Tieto	12,801	288
UPM-Kymmene	154,024	1,655

		23,194

France — 5.8%
Accor(A)	47,399	2,403
Air France-KLM	6,125	82
Air Liquide	57,136	6,839
Alcatel-Lucent	188,279	573
Alstom	73,091	4,688
Arkema	22,877	776
Atos Origin	16,648	777
AXA ADR	713,400	14,361
AXA	377,079	7,608
BioMerieux	3,473	381
BNP Paribas	235,087	17,045
Bouygues	81,767	3,772
Capital Gemini	38,332	1,770
Casino Guichard Perrachon	3,431	277
Christian Dior	26,550	2,607
Cie Generale de Geophysique-Veritas *	4,017	97
Cie Generale d’Optique Essilor International	7,518	454
CNP Assurances	22,044	1,981
Compagnie de St.-Gobain (A)	28,754	1,355
Compagnie Generale des Etablissements Michelin, Cl B (A)	3,868	271
Credit Agricole	194,723	2,902
Credit Industriel et Commercial	65	12
Dassault Systemes	3,067	177
Electricite de France	42,329	2,126
Eurazeo	9,575	609
Eutelsat Communications	43,895	1,461
Fonciere Des Regions ‡	12,946	1,294

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
France Telecom (A)	286,656	$6,738
France Telecom ADR	496,200	11,641
Gecina ‡	10,934	1,135
Groupe Steria SCA	3,004	85
Havas	276,941	1,136
Ipsen	7,041	358
JC Decaux	15,571	390
Klepierre ‡	30,119	1,124
Lafarge	109,979	7,149
Lagardere S.C.A.	4,811	176
Legrand	13,931	437
L’Oreal (A)	13,985	1,451
LVMH Moet Hennessy Louis Vuitton	102,259	11,109
M6-Metropole Television	48,482	1,202
Natixis	658,026	3,255
Neopost	3,579	291
Nexity	8,986	331
Pernod-Ricard	9,068	685
Peugeot	104,984	2,777
PPR	21,776	2,505
Publicis Groupe	57,302	2,265
Renault	37,507	1,546
Rhodia *	60,614	1,155
Safran	50,502	1,191
Sanofi-Aventis	335,684	24,610
Schneider Electric	25,682	2,749
SCOR	10,360	254
Societe BIC	5,755	408
Societe Des Autoroutes Paris- Rhin-Rhone	3,972	286
Societe Generale	38,142	2,103
Societe Television Francaise 1 (A)	89,961	1,446
Sodexo	4,206	250
Suez Environnement	14,452	319
Technip	78,259	5,586
Technip ADR	109,500	7,807
Total	212,513	11,885
Unibail-Rodamco ‡	6,730	1,332
Valeo	52,249	1,598
Vallourec	7,206	1,380
Vinci	36,850	1,933
Vivendi	107,576	2,716
Zodiac Aerospace (A)	1,823	83

		203,575

Germany — 4.5%
Adidas	10,612	527
ADVA Optical Networking *	49,708	191
Aixtron	79,144	2,333
Allianz	75,318	8,716
BASF	303,187	17,063
Bayer	92,813	6,165
Bayerische Motoren Werke	38,186	1,552
Beiersdorf	14,334	881
Bilfinger Berger	12,139	767
DaimlerChrysler	113,665	4,756
Deutsche Bank (A)	202,759	12,904
Deutsche Boerse	42,012	2,929
Deutsche Post	645,788	10,527

4	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Deutsche Postbank (A)	18,279	$566
Deutsche Telekom	494,964	6,383
E.ON	329,071	11,746
Fresenius	3,262	213
Fresenius Medical Care	124,447	6,513
GAGFAH	52,278	480
GEA Group	5,309	99
Hannover Rueckversicherung	59,468	2,670
HeidelbergCement (A)	119,622	6,110
Henkel	47,412	2,095
Hochtief	56,588	3,993
Infineon Technologies *	501,320	2,741
Linde	18,824	2,124
Metro	10,757	553
MTU Aero Engines Holding (A)	261	13
Norddeutsche Affinerie	15,544	720
Puma Rudolf Dassler Sport	1,469	416
RWE	69,196	5,881
SAP	196,468	8,784
SAP ADR	84,300	3,758
Siemens	123,365	10,605
Siemens ADR	86,500	7,461
Suedzucker (A)	50,106	1,166
TUI	113,187	1,120
United Internet	81,378	1,262
Volkswagen	1,447	126
Wacker Chemie	1,432	172

		157,081

Greece — 0.3%
Alpha Bank	19,787	187
Coca Cola Hellenic Bottling	58,909	1,447
EFG Eurobank Ergasias *	16,015	128
National Bank of Greece	207,515	3,880
OPAP	31,119	642
Piraeus Bank *	35,770	300
Public Power	310,714	4,686
Titan Cement	3,476	85

		11,355

Guernsey — 0.2%
Amdocs *	180,100	5,237
Resolution *	1,750,693	1,926

		7,163

Hong Kong — 2.8%
ASM Pacific Technology	90,600	855
Bank of East Asia	48,000	175
Belle International Holdings	1,314,000	1,464
BOC Hong Kong Holdings	3,483,484	7,852
Cathay Pacific Airways	283,000	526
Champion REIT ‡	125,000	56
Chaoda Modern Agriculture	2,716,000	2,939
Cheung Kong Holdings	233,000	2,842
Cheung Kong Infrastructure Holdings	32,000	120
China Mobile	899,000	8,870
China Overseas Land & Investment	408,000	827
China Resources Power Holdings	380,000	755
China Properties Group	325,000	95
Chinese Estates Holdings	82,000	132
CLP Holdings	667,000	4,610
CNOOC	6,730,500	10,612

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
COSCO Pacific	624,000	$973
Digital China Holdings	179,000	281
Esprit Holdings	430,070	3,066
First Pacific	468,000	251
Galaxy Entertainment Group *	267,000	103
Genting Singapore *	1,674,600	1,066
GOME Electrical Appliances Holdings	5,756,300	1,809
Guangdong Investment	598,000	303
Guoco Group	36,000	371
Hang Lung Group	45,000	226
Hang Lung Properties	310,000	1,184
Henderson Land Development	302,000	2,040
Hengan International Group	218,971	1,505
Hong Kong & China Gas	234,000	527
Hong Kong Exchanges and Clearing	474,900	7,946
Hongkong & Shanghai Hotels	162,000	226
HongKong Electric Holdings	121,000	677
Hongkong Land Holdings	232,007	1,067
Hopewell Holdings	200,020	586
Hopson Development Holdings	28,000	39
Huabao International Holdings	3,267,000	3,303
Hutchison Harbour Ring	734,000	103
Hutchison Telecommunications Hong Kong Holdings	1,170,000	190
Hutchison Telecommunications International *	334,000	92
Hutchison Whampoa	389,130	2,792
Hysan Development	287,000	763
Industrial & Commercial Bank of China Asia	202,000	435
Jardine Matheson Holdings	38,400	1,050
Jardine Strategic Holdings	23,500	388
Kerry Properties	83,500	397
Kingboard Laminates Holdings	95,500	74
Lai Sun Development *	5,616,000	90
Li & Fung	406,000	1,888
Link REIT ‡	180,000	453
MTR	9,500	33
New World Development	974,000	1,787
Noble Group	857,116	1,933
NWS Holdings	25,000	42
Orient Overseas International	91,500	669
Pacific Andes Resources Development (SGD)	5,000	1
Pacific Basin Shipping	859,428	685
Pacific Century Premium Developments	289,000	84
Polytec Asset Holdings	390,000	78
RCG Holdings *	137,229	144
Shanghai Industrial Holdings	116,000	498
Shangri-La Asia	50,000	83
SIM Technology Group	620,000	96
Sino Land	178,000	338
Sun Hung Kai Properties	351,000	4,874
Swire Pacific, Cl A	183,000	2,043
Television Broadcasts	63,000	288
TPV Technology	1,266,000	848

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	5

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wharf Holdings	620,342	$3,196
Wheelock	305,270	855
Wing Hang Bank	12,500	105
Yue Yuen Industrial Holdings	224,120	668

		98,342

Hungary — 0.1%
Egis Gyogyszergyar Nyrt	799	78
MOL Hungarian Oil and Gas	12,347	1,113
OTP Bank	93,422	2,578

		3,769

India — 1.1%
Apollo Tyres	8,123	10
Aurobindo Pharma	8,540	169
Bank of Baroda	27,204	344
Bank of India	195,086	1,411
Bank of Maharashtra	79,790	85
Bharat Petroleum	20,860	255
Birla	14,280	112
Cairn India *	359,217	2,073
Container of India	7,378	193
Dena Bank	53,180	93
Dr Reddys Laboratories	21,860	542
GAIL India	252,375	2,183
Grasim Industries	4,410	258
Great Eastern Shipping	16,536	94
Gujarat Alkalies & Chemicals	13,610	40
Gujarat Flourochemicals	3,780	12
Gujarat Narmada Valley Fertilizers	28,820	67
Gujarat State Fertilisers & Chemicals	14,780	62
HDFC Bank	98,920	3,658
Hero Honda Motors	43,676	1,684
Hindalco Industries	160,000	564
Hindustan Zinc	32,660	796
IDBI Bank	60,307	156
India Cements	623,293	1,590
Indian Bank	79,610	283
Infosys Technologies	59,580	3,362
Mahindra & Mahindra	25,000	546
Mangalore Refinery & Petrochemicals	271,970	437
Maruti Udyog	15,590	494
Nagarjuna Construction	327,626	1,099
Oil & Natural Gas	37,270	904
Patni Computer Systems ADR	7,700	160
Patni Computer Systems	107,969	1,112
Power Finance	210,298	1,142
Reliance Industries GDR (B)	78,759	3,340
Reliance Industries	9,810	208
Shipping Corp of India	33,186	103
State Bank of India GDR	4,006	346
Steel Authority of India	127,330	603
Sterlite Industries India	175,260	2,973
Syndicate Bank	96,850	176
Tata Consultancy Services	112,292	1,856
Tata Power	20,660	544
Tata Steel	54,890	684

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
UCO Bank	101,860	$125
Union Bank of India	77,920	432
Welspun-Gujarat Stahl	153,049	798
Zee Entertainment Enterprises	238,780	1,279

		39,457

Indonesia — 0.4%
Adaro Energy (G)	1,880,000	371
Astra International (G)	824,500	3,207
Bank Mandiri (G)	5,504,500	2,645
Bank Rakyat Indonesia (G)	1,490,500	1,144
Gudang Garam	98,000	273
HM Sampoerna (G)	17,500	25
Indocement Tunggal Prakarsa (G)	1,143,920	1,683
Perusahaan Gas Negara (G)	302,000	118
Telekomunikasi Indonesia (G)	3,138,300	2,803
United Tractors (G)	278,000	513

		12,782

Ireland — 0.7%
Accenture, Cl A	81,100	3,242
Covidien	216,900	10,654
CRH ADR	316,500	7,346
DCC	17,500	461
Experian	141,421	1,307
Kerry Group, Cl A	30,425	965

		23,975

Israel — 1.0%
Bank Hapoalim * (G)	821,418	3,438
Bank Leumi Le-Israel (G)	184,836	790
Bezeq Israeli Telecommunication (G)	430,049	1,118
Check Point Software Technologies *	54,280	1,770
Delek Group (G)	270	60
Discount Investment (G)	9,900	253
First International Bank of Israel * (G)	10,000	176
Formula Systems 1985 * (G)	6,000	74
Israel Discount Bank, Cl A * (G)	615,825	1,358
Israel Land Development (G)	10,616	68
Koor Industries (G)	3,500	95
Makhteshim-Agan Industries (G)	54,450	280
Mizrahi Tefahot Bank * (G)	28,000	247
Teva Pharmaceutical Industries ADR	392,680	23,565
Teva Pharmaceutical Industries (G)	52,400	3,146
Union Bank of Israel * (G)	24,120	122

		36,560

Italy — 1.4%
ACEA	50,475	514
Amplifon	54,260	272
Assicurazioni Generali	8,839	201
Atlantia	83,914	1,940
Autogrill	32,007	398
Banca Intesa	1,662,501	5,859
Banca Intesa RNC	374,589	1,013
Banca Popolare di Milano	102,000	602
CIR-Compagnie Industriali Riunite	73,639	154
Danieli & C Officine Meccaniche	12,488	287
Edison	402,547	560

6	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Enel	2,517,096	$13,680
ENI	185,013	4,184
Esprinet	15,215	157
Fiat	194,390	2,051
Finmeccanica	109,984	1,425
Iride	65,192	115
Italmobiliare	1,712	63
Luxottica Group	10,685	280
Mediaset	470,460	3,570
Mediolanum	60,042	341
Parmalat	345,954	875
Prysmian	8,926	154
Saipem	4,786	159
Saras	1,007,175	2,317
Snam Rete Gas	163,296	774
Telecom Italia	3,788,233	5,139
Terna Rete Elettrica Nazionale	195,895	807
UniCredito Italiano	77,127	195

		48,086

Japan — 12.3%
77 Bank	160,359	873
ABC-Mart	1,900	63
Advantest	16,100	382
Aeon	81,700	840
Aeon Fantasy	5,800	68
Aichi Bank	1,200	89
Aichi Machine Industry	1,000	4
Aichi Steel	15,000	62
Aida Engineering	1,000	3
Air Water	20,000	234
Aisan Industry	200	2
Aisin Seiki	9,400	247
Ajinomoto	184,000	1,874
Alfresa Holdings	7,500	310
Alpen	4,700	74
Alpine Electronics	11,900	144
Alps Electric	97,428	573
AOKI Holdings	4,000	48
Aoyama Trading	7,700	126
Arnest One	31,300	303
Asahi Breweries	111,100	2,130
Asahi Glass	816,866	8,154
Asahi Kasei	77,000	401
Astellas Pharma	211,000	7,942
Bank of Nagoya	23,000	88
Bank of Yokohama	221,796	1,111
Belluna	4,750	20
BML	700	18
Brother Industries	44,200	503
Canon	140,900	5,859
Canon Finetech	1,100	17
Canon Marketing Japan	16,500	219
Cawachi	9,100	183
Central Japan Railway	220	1,666
Chiba Bank	169,574	1,032
Chiba Kogyo Bank *	5,600	42
Chubu Electric Power	43,200	1,145
Chuetsu Pulp & Paper	22,000	40
Chugai Pharmaceutical	43,704	843
Circle K Sunkus	3,200	40
Cleanup	5,300	42

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Corona	700	$9
Crescendo Investment, Cl A ‡	39	52
Dai Nippon Printing	148,268	1,961
Daicel Chemical Industries	305,219	2,044
Daihatsu Motor	46,000	440
Daiichi Kigenso Kagaku-Kogyo	2,600	99
Daiichi Sankyo	184,700	3,737
Daiichikosho	18,200	246
Daikin Industries	7,700	296
Daikyo	145,000	267
Dainippon Screen Manufacturing	197,322	904
Dainippon Sumitomo Pharma	59,700	585
Daiwa House Industry	224,000	2,400
Daiwa Securities Group	154,000	761
DCM Japan Holdings	3,500	20
Dena	60	466
Denki Kagaku Kogyo	388,000	1,568
Denso	26,500	718
Dentsu	52,700	1,252
Disco	10,406	573
eAccess	119	96
East Japan Railway	87,200	6,005
EDION	8,700	92
Eighteenth Bank	5,000	15
Eisai	4,600	179
Eizo Nanao	1,300	32
Elpida Memory *	176,432	3,155
Fanuc	61,600	6,017
Fast Retailing	22,800	3,848
Fuji Heavy Industries	120,000	547
FUJIFILM Holdings	262,055	8,334
Fujikura	21,000	111
Fujitec	3,000	16
Fujitsu	1,143,000	7,422
Fujitsu ADR	126,100	4,123
Fukuda Denshi	1,900	47
Fukuoka Financial Group	488,000	1,796
Fukuyama Transporting	12,000	59
Funai Electric	3,300	142
Furukawa Electric	170,000	823
Furuno Electric	4,100	18
GS Yuasa	4,000	28
Hakuhodo DY Holdings	3,170	155
Hankyu Hanshin Holdings	65,000	312
Heiwa	5,600	59
Heiwa Real Estate	2,000	6
Heiwado	5,700	73
Higashi-Nippon Bank	20,000	39
Hikari Tsushin	7,800	136
HI-LEX	4,300	48
Hino Motors	845,000	3,148
Hisamitsu Pharmaceutical	1,600	58
Hitachi	1,312,000	4,326
Hitachi Chemical	29,400	602
Hitachi Construction Machinery	30,500	624
Hitachi High-Technologies	5,000	102
Hokuhoku Financial Group	328,000	690
Honda Motor	517,470	17,935
Hosiden	7,800	94
Hoya	85,900	2,152
Hyakugo Bank	8,000	37
Ibiden	27,943	941

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	7

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Idemitsu Kosan	3,900	$286
IHI	17,000	31
Inaba Denki Sangyo	600	14
Inpex	242	1,770
Isuzu Motors	28,000	70
Itochu	238,000	1,918
Itochu Enex	24,000	117
Itochu-Shokuhin	1,300	44
Japan Digital Laboratory	2,500	27
Japan Tobacco	1,905	6,913
JFE Holdings	187,306	6,966
JGC	10,000	188
JS Group	50,300	991
JSR	92,400	1,809
JTEKT	8,000	84
Jupiter Telecommunications	504	591
Kaken Pharmaceutical	4,000	35
Kandenko	70,000	441
Kaneka	97,000	579
Kansai Electric Power	8,900	211
Kansai Paint	71,000	575
Kao	3,100	79
Kasumi	6,800	35
Kato Sangyo	7,500	123
KDDI	467	2,491
Keihin Electric Express Railway	12,000	98
Keio	32,000	214
Keisei Electric Railway	63,000	376
Kikkoman	7,000	83
Kinden	29,000	255
Kirin Holdings	190,378	2,627
Kobe Steel	506,000	922
Kohnan Shoji	3,600	41
Koito Manufacturing	32,000	403
Komatsu	436,200	8,757
Konica Minolta Holdings	72,000	745
Kubota	78,000	687
Kuraray	117,500	1,507
Kyocera	46,800	4,166
Kyoei Steel	4,500	83
Kyorin	29,290	439
Kyowa Hakko Kirin	2,000	21
Kyudenko	11,000	65
Lintec	8,800	166
Mabuchi Motor	7,000	382
Maeda	19,000	59
Maeda Road Construction	38,000	322
Makita	85,023	2,722
Mars Engineering	300	6
Marubeni	1,336,819	7,988
Marubun	11,700	67
Marudai Food	2,000	6
Marui Group	34,200	232
Maruichi Steel Tube	5,400	107
Maxvalu Nishinihon	2,700	40
Mazda Motor	220,000	579
Mediceo Paltac Holdings	77,100	912
MEIJI Holdings	10,500	422
Mie Bank	13,000	34
Mikuni Coca-Cola Bottling	4,600	36
Minebea	57,000	311
Miraca Holdings	16,800	509

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Mitsubishi	543,266	$13,572
Mitsubishi Chemical Holdings	170,000	771
Mitsubishi Electric	49,000	402
Mitsubishi Heavy Industries	142,000	527
Mitsubishi Rayon	165,000	700
Mitsubishi UFJ Financial Group	3,113,286	15,730
Mitsui ADR	26,800	8,375
Mitsui	625,830	9,712
Mitsui Chemicals	298,000	818
Mitsui Engineering & Shipbuilding	480,000	1,134
Mitsui Home	11,000	59
Mitsui Mining & Smelting	35,000	96
Mitsui OSK Lines	402,000	2,592
Mitsui Sumitomo Insurance Group Holdings	50,100	1,285
Mitsumi Electric	2,200	42
Mizuho Securities	47,000	139
Mizuho Trust & Banking	50,000	48
Morinaga Milk Industry	26,000	108
Murata Manufacturing	49,215	2,608
Nafco	2,700	50
Nagase	53,000	615
Nakanishi	700	66
Namco Bandai Holdings	36,400	337
NEC	300,000	834
NEC Fielding	4,000	54
NEC Mobiling	500	13
NEC Networks & System Integration	30,600	363
NET One Systems	58	61
NGK Insulators	68,000	1,467
NGK Spark Plug	6,000	71
NHK Spring	109,000	900
Nidec	50,700	4,924
Nihon Yamamura Glass	31,000	103
Nikon	184,500	4,059
Nippo	33,000	260
Nippon Beet Sugar Manufacturing	14,000	37
Nippon Building Fund, Cl A ‡	16	142
Nippon Electric Glass	339,517	4,409
Nippon Express	125,000	515
Nippon Flour Mills	65,000	335
Nippon Konpo Unyu Soko	4,000	45
Nippon Meat Packers	8,000	98
Nippon Mining Holdings	74,000	369
Nippon Oil	217,000	1,162
Nippon Paper Group	11,200	286
Nippon Shokubai	17,000	147
Nippon Steel	73,000	273
Nippon Steel Trading	9,000	15
Nippon Synthetic Chemical Industry	20,000	129
Nippon Telegraph & Telephone	201,600	8,779
Nishi-Nippon City Bank	60,000	162
Nissan Chemical Industries	53,000	713
Nissan Motor	1,784,780	14,160
Nissan Shatai	17,000	131
Nissha Printing	2,400	85
Nisshin Seifun Group	17,500	231
Nissin Food Products	4,400	152
Nissin Healthcare Food Service	900	12
Nitori	15,900	1,274

8	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Nittetsu Mining	11,000	$48
Nitto Denko	83,200	3,066
Noevir	300	3
Nojima	3,545	31
NOK	5,600	78
Nomura Holdings	77,400	571
Noritsu Koki	8,200	51
NS Solutions	4,200	66
NSK	231,000	1,627
NTN	27,000	112
NTT Data	245	761
NTT DoCoMo	1,437	2,222
Obic	4,000	700
Okinawa Electric Power	2,000	110
Okuwa	5,000	48
Olympus	92,700	2,862
Omron	80,329	1,750
Ono Pharmaceutical	3,100	143
Oracle Japan	8,300	384
ORIX	19,918	1,528
Osaka Gas	444,000	1,609
Osaka Steel	13,600	207
Panasonic	226,900	3,153
Panasonic Electric Works	108,000	1,259
Plenus	3,300	46
Prospect Reit Investment ‡	40	33
Rakuten	1,518	1,170
Ricoh	67,000	930
Rinnai	8,600	454
Rohm	21,000	1,434
Roland	2,100	21
Sakai Chemical Industry	21,000	92
San-Ai Oil	3,000	12
San-In Godo Bank	20,000	158
Sanki Engineering	28,000	195
Sankyo	7,000	338
Sanoyas Hishino Meisho	12,400	62
Santen Pharmaceutical	23,245	747
Sapporo Hokuyo Holdings	429,400	1,885
Sazaby League	1,900	29
SBI Holdings	812	145
Secom	3,100	142
Sega Sammy Holdings	58,800	726
Seika	23,000	51
Seiko Epson	26,600	450
Seino Holdings	100,000	706
Sekisui House	59,000	576
Sekisui Jushi	3,000	26
Senshu Ikeda Holdings *	216,600	529
Seven & I Holdings	75,300	1,698
Sharp	163,000	1,889
Shimamura	7,700	671
Shimano	12,400	540
Shinmaywa Industries	23,000	76
Shinsei Bank	182,000	205
Shionogi	170,900	3,491
Shiseido	94,300	2,090
Showa Denko	144,000	292
Sinanen	2,000	9
Sintokogio	20,100	145
SKY Perfect JSAT Holdings	11	5
Softbank	23,100	605

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Sohgo Security Services	5,000	$57
Sojitz	404,400	719
So-net Entertainment	26	68
Sony	213,700	7,335
SRI Sports	33	31
Stanley Electric	24,100	443
Sumikin Bussan	19,000	41
Sumisho Computer Systems	6,700	91
Sumitomo	282,411	3,076
Sumitomo Electric Industries	237,133	2,850
Sumitomo Heavy Industries	252,760	1,308
Sumitomo Metal Mining	135,000	1,917
Sumitomo Mitsui Financial Group	222,509	7,151
Sumitomo Realty & Development	9,000	160
Sumitomo Rubber Industries	4,600	37
Sumitomo Trust & Banking	313,000	1,768
Suzuken	17,600	582
Suzuki Motor	40,500	861
Sysmex	10,500	624
T&D Holdings	27,950	603
Tadano	5,000	24
Taisei	36,000	75
Taiyo Nippon Sanso	91,000	827
Takata	1,800	40
Takeda Pharmaceutical	75,100	3,402
Tanabe Seiyaku	58,000	856
TDK	35,116	2,165
Teijin	186,000	546
Tenma	1,800	20
Terumo	18,000	976
TKC	3,300	61
Toagosei	2,000	8
TOC	500	2
Toei	13,000	66
Toho Gas	126,000	689
Tohoku Electric Power	29,500	642
Tohokushinsha Film	5,200	30
Tokuyama	2,000	11
Tokyo Broadcasting System HD	19,400	280
Tokyo Electron	36,478	2,254
Tokyo Energy & Systems	14,000	90
Tokyo Gas	384,000	1,672
Tokyo Style	4,000	28
Tokyo Tekko	30,000	92
Tokyu Land	62,000	224
Toppan Forms	10,400	113
Toppan Printing	133,000	1,155
Topre	1,200	9
Topy Industries	33,000	60
Tosei	57	14
Toshiba	177,000	886
Toshiba TEC	159,000	617
Tosoh	75,000	180
Toyo Kohan	11,000	60
Toyo Seikan Kaisha	53,000	866
Toyo Suisan Kaisha	51,540	1,436
Toyoda Gosei	49,300	1,278
Toyota Auto Body	10,600	167
Toyota Boshoku	23,400	404
Toyota Industries	16,200	426
Toyota Motor	404,406	15,154
Toyota Tsusho	38,800	557

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	9

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Tri-Stage *	2,200	$68
Tsumura	2,800	86
Tsuruha Holdings	15,000	581
TV Asahi	137	212
Unicharm	28,300	2,713
UNY	30,000	235
USS	4,540	294
Valor	6,600	54
VITAL KSK HOLDINGS	200	1
Warabeya Nichiyo	6,500	80
Watabe Wedding	9,200	115
West Japan Railway	233	819
Yahoo! Japan	443	166
Yakult Honsha	61,985	1,885
Yamada Denki	39,110	2,729
Yamaguchi Financial Group	32,000	350
Yamaha Motor	278,200	3,697
Yamato Holdings	60,800	810
Yaskawa Electric	78,000	616
Yokogawa Electric	64,900	534
Yokohama Rubber	32,000	138
Yurtec	9,000	42

		429,458

Jersey — 0.0%
Randgold Resources	4,236	302

Kazakhstan — 0.1%
Halyk Savings Bank of Kazakhstan JSC GDR *	33,244	328
KazMunaiGas Exploration Production GDR	76,995	1,858

		2,186

Macau — 0.0%
Sands China *	68,400	97

Malaysia — 0.5%
Affin Holdings (G)	88,200	69
CIMB Group Holdings (G)	1,959,900	7,498
Hong Leong Bank (G)	293,133	723
Hong Leong Financial Group (G)	94,700	214
KLCC Property Holdings (G)	103,700	100
OSK Holdings (G)	150,125	54
PPB Group (G)	105,300	501
Proton Holdings * (G)	233,700	278
Public Bank (G)	924,018	3,012
Public Bank (Foreign Market) (G)	77,200	252
RHB Capital (G)	474,500	736
Telekom Malaysia (G)	2,081,500	1,992
Tenaga Nasional (G)	316,000	739
Titan Chemicals (G)	324,000	119

		16,287

Mauritius — 0.0%
Golden Agri-Resources	3,259,790	1,229

Mexico — 1.5%
Alfa, Cl A	136,637	920

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
America Movil, Ser L	2,826,022	$6,294
America Movil ADR, Ser L	161,850	7,214
Bolsa Mexicana de Valores *	644,513	923
Cemex ADR *	160,200	1,531
Coca-Cola Femsa ADR	192,200	12,341
Coca-Cola Femsa, Ser L	101,300	657
Desarrolladora Homex ADR *	20,119	550
Desarrolladora Homex *	7,500	34
Embotelladoras Arca	181,700	595
Fomento Economico Mexicano	306,836	1,320
GEO *	79,300	234
Grupo Aeroportuario del Pacifico, Ser B, Cl B	27	—
Grupo Carso, Ser A1	214,400	763
Grupo Financiero Banorte, Ser O *	724,555	2,715
Grupo Lamosa *	17,900	19
Grupo Mexico, Ser B	611,500	1,455
Grupo Simec, Ser B, Cl B *	104,100	263
Grupo Televisa ADR	80,100	1,479
Grupo Televisa	366,836	1,357
Kimberly-Clark de Mexico, Cl A	158,500	841
Telmex Internacional, Cl L	764,800	697
Urbi Desarrollos Urbanos *	1,090,632	2,456
Wal-Mart de Mexico	1,529,400	7,597

		52,255

Netherlands — 3.8%
Aegon	89,275	564
Akzo Nobel	75,589	3,852
ArcelorMittal	47,166	1,800
ASML Holding	131,455	4,038
Boskalis Westminster	16,734	540
Corio ‡	4,304	267
CSM	37,565	1,000
European Aeronautic Defense and Space	258,418	5,345
Fugro	11,303	658
Heineken	38,034	1,872
Heineken Holding	42,801	1,750
ING Groep	691,820	6,198
James Hardie Industries	132,770	885
Koninklijke Ahold	114,511	1,406
Koninklijke DSM	95,048	3,978
Koninklijke Philips Electronics	522,034	15,296
Koninklijke Vopak *	37,177	2,740
Nutreco Holding	868	52
Ordina	15,291	97
Plaza Centers	534,305	1,045
QIAGEN *	1,878	41
Randstad Holding	36,328	1,524
Royal Dutch Shell, Cl A	516,194	14,100
Royal Dutch Shell ADR, Cl A	204,000	11,167
Royal Dutch Shell, Cl A (GBP)	257,679	7,022
Royal Dutch Shell, Cl B	341,208	8,916
Royal KPN	790,793	12,627
SBM Offshore	117,047	2,082
TNT	136,079	3,530
Unilever	576,641	17,391

		131,783

10	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Netherlands Antilles — 0.2%
Schlumberger	91,350	$5,582

New Zealand — 0.1%
Air New Zealand	135,000	122
Fletcher Building	178,224	987
Telecom of New Zealand	1,172,169	1,907

		3,016

Norway — 1.1%
Aker Kvaerner	170,500	2,257
Atea	10,600	87
DnB	577,010	6,267
Marine Harvest *	1,773,808	1,549
Norsk Hydro	14,800	100
Petroleum Geo-Services *	1,286	16
Seadrill	168,200	3,868
Statoil ADR	482,900	10,851
Statoil	296,866	6,655
Telenor	560,574	7,085
Yara International	22,700	935

		39,670

Pakistan — 0.0%
Oil & Gas Development	747,425	1,026
Pakistan Telecommunication	1,439,600	342

		1,368

Panama — 0.2%
Copa Holdings, Cl A	100,700	5,477

Papua New Guinea — 0.0%
Lihir Gold	159,900	379

Philippines — 0.0%
Philippine Long Distance Telephone ADR	12,317	693
Philippine Long Distance Telephone	13,520	762
San Miguel, Cl B	5,000	8

		1,463

Poland — 0.1%
Bank Zachodni WBK	10,955	664
Cyfrowy Polsat	94,076	469
Gant Development *	8,467	54
Getin Holding *	31,631	99
KGHM Polska Miedz	15,600	521
Kopex *	3,723	29
Netia *	107,362	177
Polish Oil & Gas	345,000	424
Polski Koncern Naftowy Orlen	125,817	1,427
Synthos *	159,000	74

		3,938

Portugal — 0.2%
Banco Comercial Portugues, Cl R	849,908	863

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Banco Espirito Santo	323,652	$1,616
Brisa Auto-Estradas de Portugal	56,546	454
Cimpor Cimentos de Portugal	57,448	425
Energias de Portugal	354,027	1,302
Inapa-Invest Particip Gesta *	122,900	106
Jeronimo Martins	126,413	1,216
Portugal Telecom	256,117	2,702

		8,684

Russia — 1.0%
Alliance Oil *	87,777	1,234
Gazprom OAO ADR	358,195	7,966
Globaltrans Investment GDR *	186,743	2,147
Integra Group Holdings GDR *	161,515	509
LSR Group GDR *	50,995	405
Lukoil ADR	111,213	5,915
Magnit OAO GDR	55,970	711
Magnitogorsk Iron & Steel Works GDR	73,747	973
MMC Norilsk Nickel ADR *	113,077	1,706
Mobile Telesystems ADR	32,890	1,722
Novolipetsk Steel GDR	5,037	156
Novorossiysk Commercial Sea Port GDR	21,045	232
Rosneft Oil GDR	215,298	1,650
Sberbank GDR	4,234	1,150
Sistema GDR	1,800	46
Surgutneftegaz ADR	97,969	800
Tatneft ADR	26,900	819
Uralkali GDR	51,247	1,074
Vimpel-Communications ADR	172,400	3,198
VTB Bank GDR	280,878	1,354

		33,767

Singapore — 1.0%
Ascendas Real Estate Investment Trust ‡	194,000	266
CapitaCommercial Trust ‡	946,527	727
CapitaLand	39,000	105
CapitaMall Trust ‡	564,217	711
CapitaMalls Asia *	45,800	74
City Developments	43,000	315
ComfortDelgro	94,000	104
DBS Group Holdings	404,261	4,026
Fortune Real Estate Investment Trust ‡	26,000	11
Fraser and Neave	234,000	709
GigaMedia *	26,761	77
Hi-P International, Cl P	24,000	11
Ho Bee Investment	71,000	84
Hong Leong Asia	38,000	100
Jardine Cycle & Carriage	108,144	1,868
Keppel	134,000	802
Olam International	1,732,223	2,995
OSIM International	212,000	113
Oversea-Chinese Banking	736,385	4,448
SembCorp Industries	386,000	1,035

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	11

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SIA Engineering	102,000	$254
Singapore Airlines	290,841	3,079
Singapore Airport Terminal Services	135,000	251
Singapore Exchange	31,000	170
Singapore Press Holdings	244,000	644
Singapore Technologies Engineering	256,000	570
Singapore Telecommunications	636,671	1,381
Starhill Global REIT, Cl REIT ‡	61,000	23
United Overseas Bank	159,000	2,108
UOB-Kay Hian Holdings	193,000	218
UOL Group	194,000	549
Venture	14,000	84
Wheelock Properties Singapore	29,000	39
Wilmar International	1,487,000	6,876

		34,827

South Africa — 1.1%
ABSA Group	98,232	1,702
African Bank Investments	279,423	1,129
African Rainbow Minerals	2,215	53
AngloGold Ashanti	3,936	142
ArcelorMittal South Africa	1,000	15
Assore	1,000	94
AST Group	422,010	67
Aveng	56,000	273
Barloworld	145,907	769
DataTec	24,000	96
Gold Fields	180,303	2,090
Grindrod	514,961	988
Group	278,930	4,072
Harmony Gold Mining	136,683	1,232
Iliad Africa	36,000	39
Impala Platinum Holdings	133,985	3,284
Imperial Holdings	11,049	135
Investec	51,000	362
Medi-Clinic	60,000	209
Mondi	256,863	1,475
Mr Price Group	182,555	918
Naspers, Cl N	2,652	100
Nedbank Group	31,000	485
Northam Platinum	36,000	209
Sanlam	210,000	669
Sappi	282,330	1,087
Sasol	66,513	2,447
Sasol ADR	297,400	10,894
Standard Bank Group	94,000	1,318
Steinhoff International Holdings *	86,473	216
Wilson Bayly Holmes-Ovcon	6,000	85

		36,654

South Korea — 2.7%
CJ	2,536	150
Daewoo Shipbuilding & Marine Engineering	67,870	1,179
Daou Technology	14,800	96
GS Home Shopping	1,220	77
Hana Financial Group	138,970	4,014
Hanwha Chemical	18,390	242
Hyundai Development	25,720	741

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Hyundai Engineering & Construction	27,554	$1,423
Hyundai Motor	56,046	5,557
Hyundai Steel	30,390	2,327
KISCO Holdings	4,036	198
KISWIRE	1,860	55
Korea Development Financing	1,180	32
Korea Electric Power	36,690	1,173
Korea Zinc	2,050	323
Korean Air Lines *	30,836	1,545
KT	126,020	4,846
Kyeryong Construction Industrial	900	15
LG	91,967	4,837
LG Chemical	6,370	1,180
LG Electronics	31,310	2,888
LG Hausys	1,304	129
LG Telecom	1,921	13
LG.Philips LCD	189,190	5,644
MegaStudy	5,862	1,048
POSCO ADR	61,600	7,112
POSCO	8,593	3,927
Samsung Electronics	30,589	19,621
Samsung Fire & Marine Insurance	7,260	1,155
SeAH Holdings	317	16
Shinhan Financial Group	93,180	3,330
Shinsegae	7,081	3,236
SK Holdings	49,626	3,697
SK Telecom ADR	490,800	8,186
Woori Finance Holdings	248,010	2,790
Woori Investment & Securities	20,700	265
Youngone Holdings	3,524	91

		93,158

Spain — 1.9%
Abertis Infraestructuras	21,666	409
Acerinox (A)	13,500	231
Banco Bilbao Vizcaya Argentaria (A)	583,309	7,602
Banco Bilbao Vizcaya Argentaria ADR *	549,200	7,112
Banco de Sabadell	53,650	260
Banco Pastor	8,016	50
Banco Popular Espanol (A)	79,094	525
Banco Santander	4,786	62
Banco Santander Central Hispano	1,465,576	19,099
Bankinter (A)	79,810	653
Construcciones y Auxiliar de Ferrocarriles	550	309
Enagas	8,698	182
Ferrovial	129,878	1,147
Fomento de Construcciones y Contratas	11,100	373
Gas Natural	162,132	2,980
Gestevision Telecinco	25,730	341
Inditex	21,999	1,300
Mapfre	213,199	770
Red Electrica	45,935	2,317
Repsol	92,127	2,092
Telefonica	828,328	19,494

		67,308

12	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Sweden — 1.2%
Acando	10,251	$19
Alfa Laval	106,994	1,521
Assa Abloy, Cl B	90,891	1,710
Atlas Copco, Cl B	9,901	128
Atlas Copco, Cl A	66,660	946
Billerud	13,219	93
Electrolux, Cl B	269,444	5,736
Getinge, Cl B	36,142	835
Hennes & Mauritz, Cl B	156,225	9,500
Nordea Bank	231,899	2,269
Sandvik	21,835	236
Skanska, Cl B	81,568	1,352
SKF, Cl B	64,418	1,020
Svenska Cellulosa, Cl B	523,770	7,762
Svenska Handelsbanken, Cl A	32,786	897
Swedbank	99,248	950
Swedish Match	27,394	625
Tele2, Cl B	48,236	719
Telefonaktiebolaget LM Ericsson, Cl B	163,046	1,635
TeliaSonera	485,373	3,368
Trelleborg, Cl B	15,822	102

		41,423

Switzerland — 5.5%
Actelion *	21,636	1,104
Adecco	95,421	4,750
Baloise Holding	23,061	1,986
Banque Cantonale Vaudoise	2,182	973
Clariant	80,955	878
Compagnie Financiere Richemont	96,371	3,254
Credit Suisse Group (A)	192,686	8,568
EGL	83	64
Geberit	12,565	2,154
Givaudan	1,029	847
Helvetia Holding	2,150	683
Holcim	152,785	10,119
Julius Baer Group	210,331	6,552
Kuehne + Nagel International	2,704	246
Lindt & Spruengli	310	739
Logitech International *	195,865	3,020
Nestle	772,559	38,491
Nobel Biocare Holding	31,200	795
Novartis	626,731	34,906
Pargesa Holding	1,775	139
PSP Swiss Property	4,241	252
Roche Holding	138,203	23,111
Schindler Holding	19,494	1,557
Sonova Holding	15,714	1,963
STMicroelectronics	30,664	266
Straumann Holding	2,340	571
Sulzer	3,147	282
Swatch Group, Cl B	18,020	5,017
Swatch Group	39,822	2,116
Swiss Life Holding	15,717	1,984
Swiss Reinsurance	22,062	993
Swisscom	17,804	6,126
Syngenta	5,214	1,351
Synthes	7,700	919

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Temenos Group *	21,622	$544
UBS	178,853	2,469
Valora Holding	300	67
Xstrata	541,969	8,498
Zurich Financial Services	51,829	12,513

		190,867

Taiwan — 2.0%
Acer	740,990	2,079
Advanced Semiconductor Engineering	1,909,005	1,518
Asustek Computer	551,000	972
AU Optronics	1,020,000	1,049
Cathay Financial Holding	854,000	1,377
Cheng Loong	194,000	72
China Bills Finance	312,000	90
China Metal Products	52,000	67
Chinatrust Financial Holding	4,375,797	2,374
Chunghwa Telecom	2,193,890	4,090
Compal Electronics	576,000	826
CTCI	118,000	117
Elitegroup Computer Systems	203,000	81
Far Eastern Textile	990,720	1,072
Formosa Chemicals & Fibre	244,000	552
Fubon Financial Holding	4,198,000	4,647
Gigabyte Technology	118,000	108
High Tech Computer	168,650	1,704
HON HAI Precision Industry	1,621,458	6,421
Inventec	433,000	237
Jean *	177,000	95
Lite-On Technology	428,000	551
Long Bon International	157,000	88
Macronix International	761,000	408
MediaTek	477,616	7,520
Mega Financial Holding	1,308,000	724
POU Chen	542,000	400
Prime View International	460,000	905
Quanta Computer	367,000	750
Siliconware Precision Industries ADR	768,700	4,489
Siliconware Precision Industries	542,172	630
Taishin Financial Holding	4,357,659	1,467
Taiwan Fertilizer	913,000	2,761
Taiwan Semiconductor Manufacturing	3,667,925	6,725
Taiwan Semiconductor Manufacturing ADR	757,555	7,386
United Microelectronics ADR	653,300	2,241
United Microelectronics	3,673,000	1,769
Universal Scientific Industrial	200,000	122
Wistron	354,000	607

		69,091

Thailand — 0.7%
Advanced Info Service	426,400	1,135
Airports of Thailand	70,000	82
Bangkok Bank	623,600	2,197
Bangkok Bank NVDR	518,800	1,828
Bank of Ayudhya	3,209,400	1,990
Bumrungrad Hospital	928,400	870
Charoen Pokphand Foods	2,165,800	806
Glow Energy	913,855	919

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	13

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Kasikornbank	958,184	$2,507
Krung Thai Bank	6,025,900	1,823
Krung Thai Bank NVDR	672,000	203
PTT NVDR	125,000	877
Siam Cement	205,000	1,383
Siam City Bank	394,800	358
Siam Commercial Bank	2,153,700	5,471
Thanachart Capital	713,600	434
Total Access Communication	827,300	869

		23,752

Turkey — 1.0%
Akbank	111,000	562
Aksa Akrilik Kimya Sanayii *	39,000	57
Anadolu Efes Biracilik Ve Malt Sanayii	60,626	614
Arcelik	553,608	1,868
Cimsa Cimento Sanayi VE Tica	259,243	1,337
Eczacibasi Ilac Sanayi	65,000	110
Ford Otomotiv Sanayi	183,008	1,098
Haci Omer Sabanci Holding	1,110,068	4,213
KOC Holding *	391,260	1,168
Sekerbank *	48,000	70
Tekfen Holding *	261,556	848
Tupras Turkiye Petrol Rafine	144,287	2,621
Turk Hava Yollari	15,345	49
Turk Sise ve Cam Fabrikalari	1,367,215	1,596
Turkcell Iletisim Hizmet ADR	217,200	3,217
Turkcell Iletisim Hizmet	1,138,468	6,684
Turkiye Garanti Bankasi	745,023	2,755
Turkiye Sinai Kalkinma Bankasi *	1,351,314	1,754
Turkiye Vakiflar Bankasi Tao, Cl D	1,640,480	3,746

		34,367

United Kingdom — 14.2%
3i Group	396,485	1,588
Acergy	53,600	883
Admiral Group	27,920	527
Aegis Group	263,977	468
Aggreko	12,040	179
Amlin	111,599	671
Anglo American	287,837	10,473
Antofagasta	55,559	747
ARM Holdings	1,334,922	4,142
Arriva	1,032	8
Associated British Foods	71,838	1,039
AstraZeneca ADR	253,200	11,171
AstraZeneca	614,464	26,974
Autonomy *	42,286	985
Aviva	754,735	4,485
BAE Systems ADR	347,700	7,945
BAE Systems	228,000	1,299
Balfour Beatty	90,743	381
Barclays	2,579,902	12,274
BG Group	289,388	5,044
BHP Billiton	492,145	15,037
BP	4,844,080	42,677
British Airways	12,111	39
British American Tobacco ADR	125,800	8,542
British American Tobacco	871,768	29,589
British Sky Broadcasting Group	694,333	5,750
BT Group, Cl A	2,257,863	3,949

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bunzl	35,431	$367
Burberry Group	104,633	996
Cairn Energy *	330,397	1,682
Cape *	122,741	413
Carnival	217,217	8,205
Carphone Warehouse Group	90,635	256
Catlin Group	148,476	784
Centrica	217,193	925
Charter International	73,253	742
Cobham	174,779	643
Compass Group ADR	1,115,800	8,402
Compass Group	102,869	764
Cookson Group *	112,789	790
Dairy Crest Group	27,800	152
Delta	27,337	66
Diageo	79,625	1,290
Diageo ADR	121,100	7,905
Dimension Data Holdings	8,000	11
Drax Group	77,379	471
DS Smith	173,654	307
easyJet *	507,721	3,201
Eurasian Natural Resources	92,070	1,440
Firstgroup	212,578	1,151
Fresnillo	42,177	482
GlaxoSmithKline	592,238	10,946
GlaxoSmithKline ADR	302,800	11,246
Group 4 Securicor	63,558	262
Hamworthy	22,253	101
Healthcare Locums	55,412	197
Home Retail Group	280,314	1,088
HSBC Holdings	2,210,593	24,218
ICAP	122,618	608
Imperial Tobacco Group	339,339	10,570
Inchcape	1,582,287	613
Inmarsat	33,946	379
Intercontinental Hotels Group	62,347	873
International Power	225,552	1,114
International Power ADR	80,200	4,001
Invensys	328,145	1,573
Investec	440,176	2,996
ITV	683,940	562
Jardine Lloyd Thompson Group	18,398	138
Kazakhmys	114,439	2,336
Kingfisher	2,548,467	8,341
Land Securities Group‡	16,277	157
Legal & General Group	1,878,527	2,206
Lloyds Banking Group	2,113,623	1,689
LogicaCMG	1,243,214	2,260
London Stock Exchange Group	4,561	46
Man Group	6,446	22
Marks & Spencer Group ADR	356,300	3,598
Marks & Spencer Group	125,910	633
Millennium & Copthorne Hotels	74,000	472
Mondi	29,765	172
National Grid	224,270	2,226
Next	104,011	2,969
Old Mutual	1,177,744	2,033
Pearson ADR	830,400	11,667
Pearson	418,008	5,804
Persimmon	117,958	701
Petrofac	124,692	1,950
Petropavlovsk	404	6

14	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Prudential ADR	567,200	$10,493
Prudential	385,421	3,535
QinetiQ	26,011	50
Reckitt Benckiser Group	254,447	13,356
Rexam	626,748	2,663
Rio Tinto	249,804	12,793
Rolls-Royce Group	724,202	6,152
Royal & Sun Alliance Insurance Group	516,298	1,019
SABMiller	499,934	13,091
Sage Group	70,145	253
Schroders	6,541	119
Segro ‡	27,356	132
Serco Group	79,320	668
Severn Trent	39,955	709
Shire	182,538	3,910
Smith & Nephew	508,610	5,215
Smiths Group	44,164	699
Standard Chartered	671,786	15,975
Tesco	1,660,519	10,610
Thomas Cook Group	214,000	768
Tomkins	255,814	750
Travis Perkins	3,705	38
Tullow Oil	45,070	816
Unilever ADR	266,300	7,840
Unilever	49,114	1,439
Vedanta Resources	33,186	1,287
Vodafone Group	6,255,373	13,471
Whitbread	52,194	1,128
William Hill	33,110	98
WM Morrison Supermarkets	489,108	2,223
WPP	742,195	6,825

		497,209

United States — 0.8%
Atlas Pipeline Holdings	11,043	72
Axis Capital Holdings	121,700	3,827
Capital One Financial	74,803	2,824
Central European Distribution *	60,500	2,018
Clearwater Paper *	5,300	256
ConocoPhillips	104,265	5,004
Evraz Group GDR	24,814	829
Gannett	145,100	2,198
Lubrizol	11,374	899
MeadWestvaco	8,600	197
Omnova Solutions *	37,500	229
RenaissanceRe Holdings	70,700	3,914
Seagate Technology	15,302	305
Southern Copper	115,200	3,382
Spartech	10,300	105
Thomson Reuters (CAD)	62,870	2,173

		28,232

Total Common Stock (Cost $2,954,133) ($ Thousands)		3,155,148

PREFERRED STOCK — 1.3%

Brazil — 1.0%
Banco Bradesco	319,460	5,501
Banco Daycoval	17,800	99
Bombril *	10,900	57

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Brasil Telecom *	19,600	$134
Centrais Eletricas Brasileiras, Cl B	36,000	574
Cia Energetica de Minas Gerais	64,500	1,050
Cia Paranaense de Energia	45,000	913
Cia Vale do Rio Doce, Cl A	211,000	5,187
Confab Industrial	93,500	247
Construtora Sultepa	3,000	9
Gerdau	38,901	572
Investimentos Itau	5,100	32
Itau Unibanco Holding	204,072	4,086
Marcopolo	259,000	1,160
NET Servicos de Comunicacao *	67,200	817
Petroleo Brasileiro	495,700	9,468
Randon Participacoes	89,000	739
Tekno Industria e Comercio	434	19
Telecomunicacoes de Sao Paulo	31,300	679
Telemar Norte Leste	5,500	156
Tim Participacoes	425,200	1,211
Universo Online	12,200	65
Usinas Siderurgicas de Minas Gerais, Cl A	15,600	442
Vivo Participacoes	30,000	813

		34,030

Germany — 0.3%
Bayerische Motoren Werke	5,985	183
Draegerwerk	3,838	247
Fresenius	1,645	116
Henkel	159,945	8,259
KSB	304	192
Porsche Automobil Holding	8,187	412
ProSiebenSat.1 Media	94,951	1,386
RWE	6,949	551
Volkswagen	12,569	1,026

		12,372

Total Preferred Stock (Cost $34,912) ($ Thousands)		46,402

MORTGAGE-BACKED SECURITIES — 1.0%

Agency Mortgage-Backed Obligations — 0.3%
FHLMC ARM
5.743%, 03/01/36 (E)	$660	678
5.264%, 10/01/35 (E)	545	569
4.792%, 06/01/35 (E)	574	595
FHLMC CMO, Ser 3335, Cl BF
0.381%, 07/15/19 (E)	347	343
FHLMC CMO, Ser 3336, Cl FA
0.461%, 02/15/19 (E)	790	790
FNMA
6.000%, 07/01/37	549	583
3.755%, 10/01/33 (E)	194	199
3.212%, 08/01/34 (E)	750	767
2.831%, 04/01/34 (E)	348	358
2.787%, 05/01/35 (E)	395	406
FNMA ARM
5.120%, 10/01/35 (E)	880	923
4.515%, 05/01/35 (E)	588	608
4.050%, 05/01/34 (E)	1,263	1,310
2.932%, 10/01/24 (E)	841	858
2.168%, 07/01/34 (E)	1,079	1,105

		10,092

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	15

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Non-Agency Mortgage-Backed Obligations — 0.7%
Adjustable Rate Mortgage Trust, Ser 2005-5, Cl 1A1
3.317%, 09/25/35 (D)	$714	$471
Banc of America Commercial Mortgage, Ser 2005-4, Cl A2
5.522%, 07/10/46	700	721
Banc of America Commercial Mortgage, Ser 2005-4, Cl A2
4.764%, 07/10/45	560	569
Banc of America Commercial Mortgage, Ser 2008-5, Cl A1
5.185%, 09/10/47	335	340
Banc of America Funding, Ser 2006-G, Cl 2A2
0.309%, 07/20/36 (E)	850	831
Banc of America Funding, Ser 2004-5, Cl 1A19
5.250%, 12/20/34	760	758
Banc of America Funding, Ser 2005-2, Cl 1A2
5.500%, 04/25/35	452	445
Banc of America Funding, Ser 2006-A, Cl 2A2
3.469%, 02/20/36 (D)	115	25
Banc of America Mortgage Securities, Ser 2003-9, Cl 1A12
0.679%, 12/25/33 (D)	188	181
BCAP LLC Trust, Ser 2006-RR1, Cl PA
5.000%, 11/25/36	529	534
Bear Stearns Commercial Mortgage Securities, Ser 2005- PWR9, Cl A2
4.735%, 09/11/42	640	644
Chase Mortgage Finance, Ser 2007-A1, Cl 7A1
4.592%, 02/25/37 (D)	501	474
Citigroup Mortgage Loan Trust, Ser 2007-AR5, Cl 1A2A
5.556%, 04/25/37 (D)	1,934	1,313
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2003-34, Cl A3
5.000%, 09/25/33	195	196
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2004-5, Cl 2A14
5.000%, 05/25/34	158	154
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-24, Cl A2
4.500%, 07/25/33	616	622
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-13, Cl 2A17
5.750%, 08/25/34	201	201
Credit Suisse First Boston Mortgage Securities, Ser 2001- CF2, Cl A4
6.505%, 02/15/34	483	497

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Credit Suisse First Boston Mortgage Securities, Ser 2003- C3
3.382%, 05/15/38	$43	$43
Credit Suisse First Boston Mortgage Securities, Ser 2005- C1, Cl A2
4.609%, 02/15/38	214	214
Credit Suisse First Boston Mortgage Securities, Ser 2005- C3, Cl A2
4.512%, 07/15/37	648	648
Credit Suisse First Boston Mortgage Securities, Ser 2005- C4, Cl A2
5.017%, 08/15/38	470	471
Deutsche ALT-A Securities Alternate Loan Trust, Ser 2006- AB3, Cl A1
6.250%, 07/25/36 (D)	335	240
DLJ Commercial Mortgage, Ser 2000-CF1, Cl A1B
7.620%, 06/10/33	70	70
DLJ Commercial Mortgage, Ser 2000-CKP1, Cl A1B
7.180%, 11/10/33	462	468
First Horizon Asset Securities, Ser 2003-9, Cl 1A3
5.500%, 11/25/33	754	750
First Horizon Asset Securities, Ser 2006-AR3, Cl 1A1
6.046%, 11/25/36 (D)	940	729
GMAC Commercial Mortgage Securities, Ser 2004-C2, Cl A2
4.760%, 08/10/38	394	402
GMAC Mortgage Loan Trust, Ser 2004-J1, Cl A2
5.250%, 04/25/34	518	517
GMAC Mortgage Loan Trust, Ser 2004-J4, Cl A1
5.500%, 09/25/34	371	368
Indymac Index Mortgage Loan Trust, Ser 2004-AR6, Cl 1A
3.528%, 10/25/34 (D)	65	44
JPMorgan Chase Commercial Mortgage Securities, Ser 2000- C10, Cl A2
7.371%, 08/15/32 (D)	58	58
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 4A2
4.829%, 12/25/34 (D)	247	250
LB-UBS Commercial Mortgage Trust, Ser 2000-C4, Cl A2
7.370%, 08/15/26	154	155
LB-UBS Commercial Mortgage Trust, Ser 2000-C5, Cl A2
6.510%, 12/15/26	418	427
LB-UBS Commercial Mortgage Trust, Ser 2001-WM, Cl A2
6.530%, 07/14/16 (E)	460	485

16	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
LB-UBS Commercial Mortgage Trust, Ser 2003-C7, Cl A2
4.064%, 09/15/27 (E)	$417	$420
LB-UBS Commercial Mortgage Trust, Ser 2004-C4, Cl A2
4.567%, 06/15/29 (E)	374	377
Master Adjustable Rate Mortgages Trust, Ser 2004-6, Cl 2A1
3.927%, 07/25/34 (E)	481	409
Master Adjustable Rate Mortgages Trust, Ser 2005-2, Cl 3A1
4.008%, 03/25/35 (E)	637	382
Master Alternative Loans Trust, Ser 2003-6, Cl 3A2
5.750%, 09/25/33	384	385
Morgan Stanley Capital I, Ser 2005-HQ5, Cl A2
4.809%, 01/14/42	25	25
Nomura Asset Acceptance, Ser 2004-R1, Cl A1
6.500%, 03/25/34 (E)	248	237
Nomura Asset Acceptance, Ser 2004-R2, Cl A1
6.500%, 10/25/34 (E)	283	266
PNC Mortgage Acceptance, Ser 2000-C1, Cl A2
7.610%, 03/15/33	16	16
PNC Mortgage Acceptance, Ser 2000-C2, Cl A2
7.300%, 10/12/33	268	272
RBSSP Resecuritization Trust, Ser 2009-9, Cl 10A1
0.329%, 10/26/36 (E)	735	718
Residential Asset Securitization Trust, Ser 2003-A1, Cl A2
0.729%, 03/25/33 (E)	201	183
Residential Funding Mortgage Securities I, Ser 2004-S2, Cl A11
6.000%, 06/25/36	45	44
Residential Funding Mortgage Securities I, Ser 2006-S5, Cl A4
5.500%, 03/25/34	762	766
Structured Adjustable Rate Mortgage Loan Trust, Ser 2007-9, Cl 2A1
5.858%, 10/25/47 (E)	1,524	918
Structured Asset Securities, Ser 2006-NC1, Cl A4
0.379%, 05/25/36 (E)	300	156
Thornburg Mortgage Securities Trust, Ser 2006-5, Cl A1
0.349%, 09/25/46 (E)	1,427	1,381
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C17, Cl A2
4.782%, 03/15/42	400	400
WaMu Mortgage Pass Through Certificates, Ser 2004-AR9, Cl A6
2.953%, 08/25/34 (E)	67	67
WaMu Mortgage Pass Through Certificates, Ser 2005-AR10, Cl 1A1
4.792%, 09/25/35 (E)	781	772

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A5
4.500%, 06/25/33	$211	$211
Washington Mutual Mortgage Pass-Through Certificates, Ser 2004-S2, Cl 2A1
5.500%, 06/25/34	411	412
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-6, Cl A5
3.213%, 08/25/34 (E)	31	31
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-I, Cl B1
3.407%, 07/25/34 (E)	46	16
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-N, Cl A13
0.679%, 06/25/34 (E)	210	202
Wells Fargo Mortgage Backed Securities Trust, Ser 2005- AR12, Cl 2A4
3.049%, 07/25/35 (E)	26	26

		24,407

Total Mortgage-Backed Securities (Cost $35,870) ($ Thousands)		34,499

ASSET-BACKED SECURITIES — 0.8%

Automotive — 0.2%
Americredit Prime Automobile Receivable, Ser 2009-1, Cl A2
1.400%, 11/15/12	150	150
Bank of America Auto Trust, Ser 2009-2A, Cl A3
2.130%, 09/15/13	765	778
Bank of America Auto Trust, Ser 2010-1A, Cl A2
0.750%, 06/15/12	585	586
BMW Floorplan Master Owner Trust, Ser 2009-1A, Cl A
1.382%, 09/15/14 (E)	355	355
BMW Vehicle Lease Trust, Cl A2
2.040%, 04/15/11	552	555
Citifinancial Auto Issuance Trust, Ser 2009-1, Cl A2
1.830%, 11/15/12	610	614
Honda Auto Receivables Owner Trust, Ser 2008-1, Cl A3
4.470%, 01/18/12	294	299
Honda Auto Receivables Owner Trust, Ser 2009-2, Cl A2
2.220%, 08/15/11	604	608
Honda Auto Receivables Owner Trust, Ser 2009-S1, Cl A3
2.310%, 05/15/13	370	376
Mercedes-Benz Auto Receivables Trust, Ser 2009-1, Cl A3
1.670%, 01/15/14	295	298

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	17

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Nissan Master Owner Trust Receivables, Ser 2010-AA, Cl A
1.378%, 01/15/15 (E)	$470	$470
Nissan Auto Lease Trust, Cl A2
2.010%, 04/15/11	590	593
USAA Auto Owner Trust, Ser 2009-I, Cl A2
2.640%, 08/15/11	655	658
Volkswagen Auto Lease Trust, Cl A2
2.870%, 07/15/11	484	487

		6,827

Credit Cards — 0.4%
American Express Credit Account Master Trust, Ser 2003-3, Cl A
1.581%, 12/15/14 (E)	2,195	2,244
American Express Credit Account Master Trust, Ser 2007-7, Cl A
0.272%, 02/17/15 (E)	862	856
Bank of America Credit Card Trust, Ser 2006-A6, Cl A6
0.262%, 11/15/13 (E)	460	457
Capital One Multi-Asset Execution Trust, Ser 2008-A5, Cl A5
4.850%, 02/18/14	655	684
Capital One Multi-Asset Execution Trust, Ser 2009-A1, Cl A1
1.333%, 04/15/13 (E)	400	401
Chase Issuance Trust, Ser 2007- A10
0.272%, 06/16/14 (E)	650	646
Chase Issuance Trust, Ser 2009- A4, Cl A6
1.082%, 07/16/12 (E)	1,050	1,053
Chase Issuance Trust, Ser 2009- A6, Cl A4
0.982%, 06/15/12 (E)	850	852
Citibank Credit Card Issuance Trust, Ser 2005-A7, Cl A7
4.750%, 10/22/12	205	211
Citibank Credit Card Issuance Trust, Ser 2007-A7, Cl A7
0.579%, 08/20/14 (E)	630	628
Citibank Credit Card Issuance Trust, Ser 2009-A1, Cl A1
1.982%, 03/17/14 (E)	425	437
Citibank Credit Card Issuance Trust, Ser 2009-A7, Cl A7
0.342%, 11/25/13 (E)	865	860
MBNA Credit Card Master Note Trust, Ser 2003-A4, Cl A4
0.452%, 09/17/12 (E)	1,520	1,520
MBNA Credit Card Master Note Trust, Ser 2003-A8
0.422%, 12/17/12 (E)	1,050	1,049

		11,898

Mortgage Related Securities — 0.2%
ACE Securities, Ser 2003-NC1, Cl M
1.399%, 07/25/33 (E)	650	433
Ameriquest Mortgage Securities, Ser 2005-R9, Cl AF3
5.098%, 11/25/35 (E)	285	279

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bayview Financial Aquisition Trust, Ser 2007-A, Cl 1A1
6.129%, 05/28/37 (E)	$142	$144
Citigroup Mortgage Loan Trust, Ser 2007-AMC2, Cl A3A
0.309%, 01/25/37 (E)	582	341
CNH Equipment Trust, Ser 2009- A, Cl A2
4.060%, 10/17/11	196	197
Credit Suisse Asset-Backed Mortgage Backed Trust, Ser 2007-1, Cl 1A1A
5.898%, 05/25/37 (E)	2,036	1,236
Credit Suisse First Boston Mortgage Securities, Ser 2005- FIX1, Cl A2
4.310%, 05/25/35 (E)	176	172
First Franklin Mortgage Loan Asset Backed Certificates, Ser 2005-FF9, Cl A3
0.509%, 10/25/35 (E)	474	456
GSAMP Trust, Ser 2005-HE3, Cl M1
0.699%, 06/25/35 (E)	234	233
Home Equity Asset Trust, Ser 2006-5, Cl 2A3
0.379%, 10/25/36 (E)	250	94
Merrill Lynch Mortgage Investors, Ser 2003-HE1, Cl M2
1.879%, 07/25/34 (E)	47	13
Merrill Lynch First Franklin Mortgage Loan Trust, Ser 2007-3, Cl A2A
0.279%, 06/25/37 (E)	541	535
Merrill Lynch First Franklin Mortgage Loan Trust, Ser 2007-5, Cl 2A1
0.929%, 10/25/37 (E)	350	337
Morgan Stanley ABS Capital I, Ser 2003-NC10, Cl M1
1.249%, 10/25/33 (E)	525	421
Morgan Stanley ABS Capital I, Ser 2005-HE6, Cl A2C
0.549%, 11/25/35 (E)	1,600	1,296
RAAC, Ser 2005-RP2, Cl A
0.579%, 06/25/35 (E)	187	177
Residential Asset Mortgage Products, Ser 2003-RS11, Cl MII1
1.324%, 12/25/33 (E)	54	38
Structured Asset Securities, Ser 2007-GEL2, Cl A1
0.379%, 05/25/37 (E)	1,580	1,239
Terwin Mortgage Trust, Ser 2006- 6, Cl 2A1
4.500%, 06/25/36	203	52

		7,693

Total Asset-Backed Securities (Cost $29,543) ($ Thousands)		26,418

18	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

February 28, 2010

Description	Face Amount ($ Thousands)/Shares)	Market Value ($ Thousands
WARRANTS — 0.0%
	Number Of Warrants

Singapore — 0.0%
Golden Agri-Resources, Expires 05/29/12 *	176,797	$44

Italy — 0.0%
Mediobanca, Expires 2011 *	51,652	6

Total Warrants (Cost $0) ($ Thousands)		50

RIGHT — 0.0%
	Number Of Rights

Australia — 0.0%
Lend Lease, Expires 04/08/10 *	30,956	55

Total Right (Cost $0) ($ Thousands)		55

EXCHANGE TRADED FUND — 0.0%
iShares MSCI Canada Index Fund	27,500	712

Total Exchange Traded Fund (Cost $749) ($ Thousands)		712

CORPORATE OBLIGATION — 0.0%

Financials — 0.0%
Shinsei Finance Cayman 6.418%, 01/29/49 (E)	$545	297

Total Corporate Obligation (Cost $545) ($ Thousands)		297

U.S. TREASURY OBLIGATIONS — 0.6%
U.S. Treasury Bills
0.110%, 05/27/10 (C) (D)	5,250	5,248
0.110%, 06/03/10 (C) (D)	15,988	15,983
0.150%, 06/17/10 (C) (D)	750	750

Total U.S. Treasury Obligations (Cost $21,982) ($ Thousands)		21,981

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 2.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.070% ** †	102,652	$102,652

Total Cash Equivalent (Cost $102,652) ($ Thousands)		102,652

AFFILIATED PARTNERSHIP — 4.7%
SEI Liquidity Fund, L.P., 0.240% ** † (F)	163,781,602	161,731

Total Affiliated Partnership (Cost $163,782) ($ Thousands)		161,731

Total Investments — 101.6% (Cost $3,344,168)($ Thousands) ††		$3,549,945

Percentages are based on a Net Assets of $3,492,624 ($ Thousands).

A summary of the open futures contracts held by the Fund at February 28, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	1512	Mar-2010	$(964)
FTSE 100 Index	442	Mar-2010	744
Hang Seng Index	23	Mar-2010	53
MSCI EAFE Index E-MINI	(10)	Mar-2010	(35)
MSCI Emerging Markets E-MINI	375	Mar-2010	(593)
Nikkei 225 Index	51	Mar-2010	(4)
S&P TSE 60 Index	168	Mar-2010	400
SPI 200 Index	127	Mar-2010	17
Topix Index	328	Mar-2010	(109)

			$(491)

For the period ended February 28, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the outstanding forward foreign currency contracts held by the Fund at February 28, 2010, is as follows:

Settelement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Depreciation ($ Thousands)
3/4/10	USD	5,684	CAD	5,940	$(64)
5/13/10	EUR	2,422	USD	3,282	(22)
5/13/10	USD	6,690	EUR	4,852	(70)

					$(156)

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	19

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

February 28, 2010

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2010.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

††	At February 28, 2010, the tax basis cost of the Fund’s investments was $3,344,168 ($Thousands), and the unrealized appreciation and depreciation were $316,613 ($Thousands) and $(110,836) ($Thousands) respectively.

(A)	This security or a partial position of this security is on loan at February 28, 2010. The total value of securities on loan at February 28, 2010 was $158,724 ($ Thousands).

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open future contracts.

(E)	Variable Rate Security. The rate reported is the rate in effect as of February 28, 2010. The date reported is the final maturity date.

(F)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2010 was $161,731 ($ Thousands).

(G)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such security as of February 28, 2010 was $43,714 ($ Thousands) and represents 1.25% of net assets.

ABS — Asset-Backed Security

ADR — American Depositary Receipt

ARM — Adjustable Rate Mortgage

CAD — Canadian Dollar

Cl — Class

CMO — Collateralized Mortgage Obligation

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GDR — Global Depositary Receipt

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

NVDR — Non-Voting Depositary Receipt

S&P — Standard & Poor’s

Ser — Series

USD — U.S. Dollar

Amounts designated as “—” are $0 or have been rounded to $0.

See end of Form N-Q Filing for ASC 820 disclosure.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

A summary of outstanding swap agreements held by the Fund at February 28, 2010, is as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Morgan Stanley	MSCI Daily TR Net EAFE USD Market Index	1-Month LIBOR	Price Return	08/03/10	(17,646)	(328)
Morgan Stanley	MSCI Daily TR Net EAFE USD Market Index	3-Month LIBOR Minus 24 Bps	Price Return	01/13/11	(37,507)	(335)

						$(663)

20	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 91.0%

Argentina — 0.1%
Tenaris	4,437	$92

Australia — 4.5%
AMP	7,756	41
Australia & New Zealand Banking Group	15,098	313
BGP Holdings *	4,500	—
BHP Billiton	9,878	363
Coca-Cola Amatil	5,559	56
Cochlear	114	6
Commonwealth Bank of Australia	10,149	490
Computershare	4,263	44
Crown	800	6
Downer EDI	7,900	56
Fairfax Media	15,600	23
Goodman Fielder	8,600	12
GPT Group‡	4,500	2
Harvey Norman Holdings	4,829	17
Incitec Pivot	3,000	9
Insurance Australia Group	12,418	44
Intoll Group	3,407	3
Kingsgate Consolidated	500	4
Leighton Holdings	900	30
MacArthur Coal	7,182	66
Macquarie Group	200	8
Mount Gibson Iron *	4,200	6
National Australia Bank	7,534	172
Orica	2,588	58
Primary Health Care	1,000	4
Qantas Airways	9,506	22
QBE Insurance Group	300	6
Rio Tinto	4,543	287
Stockland ‡	3,770	14
Suncorp-Metway	12,547	96
Super Cheap Auto Group	600	3
TABCORP Holdings	13,455	82
Tatts Group	8,006	17
Telstra	13,700	36
Toll Holdings	3,486	21
UGL	255	3
Wesfarmers	14,732	411
Westfield Group‡	7,926	85
Westpac Banking	15,499	363
Whitehaven Coal	1,600	7
Woodside Petroleum	100	4
Woolworths	3,209	77

		3,367

Austria — 0.3%
Erste Group Bank	339	13
Immoeast *	12,656	60
OMV	2,577	96
Strabag	1,067	26

		195

Belgium — 1.1%
Belgacom	144	5
Delhaize Group	1,945	151

Description	Shares	Market Value ($ Thousands)
Dexia	5,659	$31
Groupe Bruxelles Lambert	224	20
InBev	7,534	378
KBC Groep	566	26
Solvay	511	49
Telenet Group Holding	1,528	46
UCB	1,135	50
Umicore	1,550	46

		802

Brazil — 1.0%
Agre Empreendimentos Imobiliarios *	1,504	7
Banco Bradesco ADR	11,331	196
Banco do Brasil	7,500	123
Banestes Banco do Estado do Espirito Santo	3,800	15
Cia de Saneamento Basico do Estado de Sao Paulo	6,000	101
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	2,900	40
Cia Siderurgica Nacional	200	7
Cyrela Brazil Realty	5,400	67
EDP - Energias do Brasil	3,900	76
Empresa Brasileira de Aeronautica	12,400	67
Eternit	1,800	8
Ez Tec Empreendimentos e Participacoes	3,700	17
Fertilizantes Heringer *	1,200	8
Grendene	7,100	36

		768

Canada — 7.1%
Agrium	500	32
Alimentation Couche Tard, Cl B	3,500	65
ARC Energy Trust	2,100	44
Atco, Cl I	270	12
Bank of Montreal	5,100	270
Bank of Nova Scotia	3,800	172
Barrick Gold	4,200	158
Baytex Energy Trust	3,200	102
BCE	3,000	83
Bombardier, Cl B	19,100	103
Brookfield Asset Management, Cl A	4,100	97
Canadian Imperial Bank of Commerce	300	20
Canadian National Railway	3,100	162
Canadian Natural Resources	5,300	355
Canadian Oil Sands Trust	2,800	74
Canadian Pacific Railway	500	24
Canadian Tire, Cl A	80	4
Canadian Utilities, Cl A	1,000	42
Celestica *	800	8
Cenovus Energy	6,869	167
CGI Group, Cl A *	7,400	104
Dundee, Cl A *	400	5
Enbridge	4,000	176
EnCana	6,969	227
Enerplus Resources Fund	400	9
First Quantum Minerals	600	47

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	1

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
George Weston	100	$7
Gildan Activewear *	1,800	42
Goldcorp	4,270	162
Husky Energy	3,230	82
IAMGOLD	5,238	77
Imperial Oil	800	29
Industrial Alliance Insurance & Financial Services	200	6
Linamar	600	9
Magna International, Cl A	1,100	62
Manulife Financial	1,000	18
Maple Leaf Foods	1,100	11
MDS *	600	5
Metro, Cl A	1,200	46
Mullen Group	800	12
National Bank of Canada	1,800	103
Nexen	5,007	112
Pacific Rubiales Energy *	7,600	120
Penn West Energy Trust	2,370	48
PetroBakken Energy, Cl A	1,989	53
Petrobank Energy & Resources *	2,600	134
Potash Saskatchewan	200	22
Power Financial	1,700	50
Provident Energy Trust	1,700	13
Quebecor, Cl B	700	20
Research In Motion *	400	28
Rogers Communications, Cl B	300	10
Royal Bank of Canada	7,200	387
Sherritt International	6,200	44
Sierra Wireless *	600	5
Sino-Forest, Cl A *	3,400	66
Sun Life Financial	1,400	40
Talisman Energy	5,700	104
Teck Cominco, Cl B *	6,800	249
Toronto-Dominion Bank	5,470	348
TransCanada	400	13
Transcontinental, Cl A	700	8
West Fraser Timber	400	14
Yamana Gold	11,400	120
Yellow Pages Income Fund	4,000	22

		5,263

Chile — 0.3%
Cia Cervecerias Unidas ADR	1,400	54
CorpBanca ADR	803	33
Enersis ADR	5,000	108
Sociedad Quimica y Minera de Chile ADR	1,300	48

		243

China — 2.6%
Bank of China	475,000	231
Bank of Communications	88,000	97
Baoye Group	16,000	10
China BlueChemical	52,000	33
China Citic Bank	46,000	31
China Coal Energy	60,000	96
China Communications Services	42,000	22
China Construction Bank	286,000	216
China Life Insurance	18,000	80
China Shenhua Energy	27,000	116

Description	Shares	Market Value ($ Thousands)
China Telecom	236,000	$104
China Vanke, Cl B	26,100	28
Fosun International	87,000	65
Great Wall Motor	20,000	30
Great Wall Technology	32,000	13
Industrial & Commercial Bank of China	540,000	382
Jiangling Motors, Cl B	28,400	46
Perfect World ADR *	880	35
Qingling Motors	60,000	14
Shandong Chenming Paper
Holdings, Cl B	68,700	50
Shenzhou International Group Holdings	13,000	17
Soho China	62,000	30
Trina Solar ADR *	3,540	78
Yanzhou Coal Mining	30,000	63

		1,887

Colombia — 0.1%
BanColombia ADR	1,669	77

Czech Republic — 0.2%
CEZ	2,400	110

Denmark — 0.6%
A P Moeller - Maersk, Cl A	1	7
Carlsberg, Cl B	2,318	180
Coloplast, Cl B	574	65
Danske Bank	1,069	25
H Lundbeck	1,378	24
Novo-Nordisk, Cl B	1,232	87
Sydbank	1,150	28
Topdanmark *	40	5
William Demant Holding *	441	32

		453

Egypt — 0.2%
Talaat Moustafa Group * (A)	34,000	46
Telecom Egypt (A)	22,000	78

		124

Finland — 0.8%
Fortum	2,567	66
Kone, Cl B	4,796	203
Metso	2,360	73
Nokia	2,049	28
Sampo, Cl A	7,033	171
UPM-Kymmene	6,000	64

		605

France — 4.4%
Air Liquide	102	12
Arkema	885	30
Atos Origin	600	28
AXA	3,596	72
BNP Paribas	1,881	136
Bouygues	4,271	197

2	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
Capital Gemini	1,704	$79
Carrefour	120	5
Christian Dior	800	79
CNP Assurances	1,377	124
Compagnie de St.-Gobain	2,036	96
Credit Agricole	4,284	64
Eutelsat Communications	1,740	58
France Telecom	12,431	292
Gecina‡	596	62
Lafarge	445	29
LVMH Moet Hennessy Louis Vuitton	101	11
M6-Metropole Television	1,447	36
Natixis	17,729	88
Neopost	429	35
Nexity	646	24
Peugeot	750	20
PPR	1,167	134
Publicis Groupe	1,107	44
Renault	486	20
Rhodia *	2,478	47
Safran	1,492	35
Sanofi-Aventis	8,882	651
Schneider Electric	593	63
Societe BIC	219	15
Societe Des Autoroutes Paris-Rhin-Rhone	788	57
Societe Generale	937	52
Societe Television Francaise	3,903	63
Sodexo	1,041	62
Unibail-Rodamco‡	293	58
Valeo	2,352	72
Vallourec	313	60
Vinci	2,876	151
Vivendi	4,629	117

		3,278

Germany — 4.1%
Aixtron	3,339	98
Allianz	1,091	126
BASF	8,868	499
Bayer	2,999	199
Bayerische Motoren Werke	5,891	239
Bilfinger Berger	612	39
DaimlerChrysler	1,200	50
Deutsche Bank	4,483	285
Deutsche Post	12,884	210
Deutsche Telekom	16,553	213
E.ON	8,484	303
GAGFAH	4,000	37
Hannover Rueckversicherung	2,694	121
HeidelbergCement	2,811	144
Henkel	976	43
Hochtief	1,199	85
Infineon Technologies *	12,716	69
Lanxess	78	3
Merck KGaA	111	9
Metro	948	49
RWE	1,363	116
SAP	663	30
Suedzucker	637	15
United Internet	5,507	85

Description	Shares	Market Value ($ Thousands)
Volkswagen	67	$6

		3,073

Greece — 0.2%
Coca Cola Hellenic Bottling	2,106	52
Hellenic Petroleum	2,749	31
Public Power	5,615	84

		167

Hong Kong — 3.2%
ASM Pacific Technology	1,400	13
Beijing Enterprises Holdings	14,000	88
BOC Hong Kong Holdings	48,000	108
Cathay Pacific Airways	8,000	15
Champion REIT‡	18,000	8
Chaoda Modern Agriculture	62,000	67
Cheung Kong Holdings	12,000	146
Cheung Kong Infrastructure Holdings	3,000	11
China Mobile	21,500	212
China Properties Group	43,000	13
Chinese Estates Holdings	8,000	13
CNOOC	81,500	128
Esprit Holdings	2,074	15
First Pacific	16,000	9
Genting Singapore *	65,000	41
Guangdong Investment	76,000	39
Guoco Group	2,000	21
Hang Lung Group	2,000	10
Hang Seng Bank	400	6
Henderson Land Development	16,000	108
Hengan International Group	7,000	48
HKR International	6,400	3
Hongkong & Shanghai Hotels	6,500	9
HongKong Electric Holdings	1,000	6
Hongkong Land Holdings	12,000	55
Hopewell Holdings	5,500	16
Hopson Development Holdings	12,000	17
Hutchison Whampoa	22,000	158
Hysan Development	5,000	13
Industrial & Commercial Bank of China Asia	27,000	58
Jardine Matheson Holdings	800	22
Jardine Strategic Holdings	1,000	16
Kerry Properties	1,000	5
Li & Fung	10,000	46
Link REIT ‡	5,000	13
New World Development	49,000	90
Noble Group	63,000	142
NWS Holdings	7,000	12
Orient Overseas International	500	4
Pacific Basin Shipping	99,000	79
Pacific Century Premium Developments	13,000	4
Road King Infrastructure	4,000	3
Shanghai Industrial Holdings	14,000	60
Sino Land	4,000	8
Sun Hung Kai Properties	11,000	153
Swire Pacific, Cl A	3,000	33
Television Broadcasts	2,000	9
VTech Holdings	3,000	30

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	3

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
Wharf Holdings	17,000	$88
Wheelock	25,000	70
Yue Yuen Industrial Holdings	4,000	12

		2,353

Hungary — 0.2%
Magyar Telekom
Telecommunications	14,000	51
MOL Hungarian Oil and Gas	1,000	90
OTP Bank	1,200	33

		174

India — 2.1%
HDFC Bank ADR	3,171	386
Infosys Technologies ADR	13,733	781
ITC *	26,822	135
Sterlite Industries India ADR	14,566	246

		1,548

Indonesia — 0.6%
Adaro Energy (A)	76,000	15
Astra International (A)	49,500	192
Bank Mandiri (A)	173,000	83
Bank Negara Indonesia Persero (A)	81,000	17
Bank Rakyat Indonesia (A)	92,000	71
United Tractors (A)	40,000	74

		452

Ireland — 0.1%
DCC	960	25
Experian	4,661	43

		68

Israel — 1.1%
Check Point Software
Technologies *	2,300	75
Delek Group (A)	100	22
Discount Investment (A)	2,000	51
First International Bank of Israel * (A)	2,000	35
Israel Land Development (A)	5,000	32
Koor Industries (A)	1,600	44
Teva Pharmaceutical Industries ADR	3,260	196
Teva Pharmaceutical Industries (A)	4,646	279
Union Bank of Israel * (A)	12,000	61

		795

Italy — 1.7%
ACEA	2,697	28
Atlantia	3,564	82
Autogrill	1,305	16
Azimut Holding	3,462	40
Banca Intesa	21,185	75
Banca Intesa RNC	11,927	32
Benetton Group	1,918	15
CIR-Compagnie Industriali Riunite	7,958	17
Enel	77,965	424
Fiat	5,922	62
Fondiaria-Sai	459	7
Mediaset	12,210	93

Description	Shares	Market Value ($ Thousands)
Pirelli	22,605	$11
Prysmian	5,975	103
Snam Rete Gas	3,239	15
Telecom Italia	143,842	198
Terna Rete Elettrica Nazionale	8,007	33
UniCredito Italiano	1,376	4
Unipol Gruppo Finanziario	16,000	18

		1,273

Japan — 13.3%
Aeon	3,600	37
Aichi Bank	200	15
Aichi Machine Industry	2,000	8
Ajinomoto	4,000	41
Alfresa Holdings	400	16
Alpen	300	5
Alps Electric	4,900	29
AOKI Holdings	300	4
Aoyama Trading	300	5
Asahi Breweries	1,600	31
Asahi Glass	35,000	349
Asahi Kasei	3,000	16
Astellas Pharma	1,500	56
Bank of Nagoya	2,000	8
Bank of Yokohama	11,000	55
Bridgestone	2,500	44
Brother Industries	500	6
Canon	4,100	170
Canon Finetech	300	5
Central Japan Railway	9	68
Chiba Bank	15,000	91
Chiba Kogyo Bank *	300	2
Chubu Electric Power	1,900	50
Chugai Pharmaceutical	2,200	42
Circle K Sunkus	100	1
Coca-Cola Central Japan	300	4
Dai Nippon Printing	6,000	79
Daicel Chemical Industries	12,000	80
Daihatsu Motor	3,000	29
Daiichikosho	300	4
Dainippon Screen Manufacturing	10,000	46
Dainippon Sumitomo Pharma	500	5
Daiwa House Industry	5,000	54
Daiwa Securities Group	11,000	54
Denki Kagaku Kogyo	8,000	32
Denso	2,600	70
Dentsu	600	14
Disco	800	44
eAccess	7	6
East Japan Railway	100	7
Electric Power Development	400	13
Elpida Memory *	5,700	102
Fast Retailing	500	84
Fuji Heavy Industries	5,000	23
FUJIFILM Holdings	5,300	169
Fujikura	1,000	5
Fujitsu	19,000	123
Fukuoka Financial Group	16,000	59
Funai Electric	300	13
Furukawa Electric	9,000	44
Gunma Bank	8,000	45

4	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
Hakuhodo DY Holdings	210	$10
Hankyu Hanshin Holdings	7,000	34
Heiwa	500	5
Higashi-Nippon Bank	2,000	4
HI-LEX	200	2
Hitachi	18,000	59
Hokuhoku Financial Group	27,000	57
Honda Motor	16,435	570
Hosiden	400	5
Hoya	3,100	78
Ibiden	1,200	40
Idemitsu Kosan	900	66
Inaba Denki Sangyo	100	2
Inpex	18	132
Itochu	4,000	32
Itochu-Shokuhin	200	7
JFE Holdings	10,800	402
JSR	2,200	43
Kamigumi	4,000	31
Kaneka	8,000	48
Kansai Electric Power	1,200	28
Kato Sangyo	300	5
KDDI	25	133
Keisei Electric Railway	6,000	36
Kirin Holdings	6,998	97
Kobe Steel	20,000	36
Kohnan Shoji	200	2
Konica Minolta Holdings	3,000	31
Kuraray	5,500	71
Kyocera	1,200	107
Kyoei Steel	300	5
Kyorin	1,000	15
Maeda	2,000	6
Maeda Road Construction	1,000	8
Makita	3,400	109
Marui Group	1,300	9
Maruichi Steel Tube	900	18
Maxvalu Nishinihon	200	3
Mazda Motor	8,000	21
MEIJI Holdings	200	8
Minebea	3,000	16
Mitsubishi Chemical Holdings	7,000	32
Mitsubishi Electric	2,000	16
Mitsubishi Heavy Industries	24,000	89
Mitsubishi Materials	1,000	3
Mitsubishi UFJ Financial Group	1,700	9
Mitsubishi UFJ Lease & Finance	700	24
Mitsui OSK Lines	6,000	39
Mitsui Sumitomo Insurance Group Holdings	1,300	33
Morinaga Milk Industry	2,000	8
Murata Manufacturing	2,500	132
Nafco	200	4
Namco Bandai Holdings	1,500	14
NEC	12,000	33
NEC Mobiling	100	2
NEC Networks & System Integration	300	4
NET One Systems	2	2
Nidec	800	78
Nihon Yamamura Glass	2,000	7
Nikon	2,700	59

Description	Shares	Market Value ($ Thousands)
Nippo	1,000	$8
Nippon Electric Glass	10,000	130
Nippon Mining Holdings	3,000	15
Nippon Shokubai	2,000	17
Nippon Steel	19,000	71
Nippon Telegraph & Telephone	1,700	74
Nishi-Nippon City Bank	12,000	32
Nissan Motor	49,500	393
Nissan Shatai	2,000	15
Nissin Food Products	300	10
Nissin Healthcare Food Service	100	1
Nitori	300	24
Nitto Denko	2,400	88
Nomura Holdings	1,100	8
NSK	8,000	56
NTT Data	9	28
NTT DoCoMo	80	124
Obic	190	33
OJI Paper	2,000	9
Okinawa Electric Power	200	11
Okuwa	1,000	10
Olympus	2,300	71
Omron	2,472	54
Ono Pharmaceutical	100	5
ORIX	1,180	91
Osaka Gas	8,000	29
Osaka Steel	300	5
Panasonic	8,300	115
Resona Holdings	1,800	22
Ricoh	3,000	42
Roland	200	2
San-Ai Oil	2,000	8
San-In Godo Bank	2,000	16
Sankyo	500	24
Santen Pharmaceutical	900	29
Sapporo Hokuyo Holdings	9,700	43
Sega Sammy Holdings	700	9
Seiko Epson	1,200	20
Seino Holdings	2,000	14
Sekisui House	4,000	39
Seven & I Holdings	3,500	79
Sharp	11,000	127
Shimano	600	26
Shinsei Bank	5,000	6
Shiseido	3,200	71
SKY Perfect JSAT Holdings	1	—
Sohgo Security Services	200	2
Sony	4,600	158
SRI Sports	2	2
Sumikin Bussan	2,000	4
Sumitomo	21,800	237
Sumitomo Chemical	7,000	31
Sumitomo Electric Industries	15,000	180
Sumitomo Heavy Industries	9,000	47
Sumitomo Metal Mining	3,000	43
Sumitomo Rubber Industries	200	2
Sumitomo Trust & Banking	27,000	152
Suzuken	200	7
Suzuki Motor	1,900	40
T&D Holdings	700	15
Tadano	1,000	5
Taisho Pharmaceutical	1,000	17

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	5

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
Takeda Pharmaceutical	3,700	$168
TDK	1,600	99
Teijin	5,000	15
Terumo	100	5
Toei	2,000	10
Tohoku Electric Power	1,900	41
Tokyo Broadcasting System HD	900	13
Tokyo Electron	1,300	80
Tokyo Gas	13,000	57
Tokyu Land	3,000	11
Toppan Forms	400	4
Toppan Printing	4,000	35
Topre	300	2
Toshiba	2,000	10
Toshiba TEC	2,000	8
Tosoh	7,000	17
Toyo Kohan	2,000	11
Toyo Seikan Kaisha	1,200	20
Toyo Suisan Kaisha	2,000	56
Toyoda Gosei	1,600	41
Toyota Auto Body	500	8
Toyota Industries	400	10
Toyota Motor	11,333	425
Toyota Tsusho	2,600	37
TS Tech	300	5
TV Asahi	5	8
Unicharm	700	67
West Japan Railway	10	35
Yakult Honsha	2,300	70
Yamaguchi Financial Group	4,000	44
Yamaha Motor	1,700	23
Yokohama Rubber	2,000	9

		9,831

Malaysia — 0.7%
Axiata Group (A)	29,000	32
CIMB Group Holdings (A)	43,800	167
Genti (A)	40,000	74
Malaysia Airports Holdings (A)	7,000	10
PPB Group (A)	16,000	76
Proton Holdings * (A)	14,000	17
Tenaga Nasional (A)	38,000	89
Titan Chemicals (A)	43,000	16

		481

Mauritius — 0.1%
Golden Agri-Resources	153,398	58

Mexico — 1.1%
America Movil, Ser L	116,200	259
Coca-Cola Femsa, Ser L	11,500	74
Embotelladoras Arca	16,300	53
GEO*	13,200	39
Grupo Aeroportuario del Pacifico, Ser B, Cl B	11,500	39
Grupo Carso, Ser A1	33,300	119
Grupo Continental	16,000	43
Grupo Mexico, Ser B	61,601	147
Grupo Simec, Ser B, Cl B *	11,700	29

Description	Shares	Market Value ($ Thousands)
Wal-Mart de Mexico	9,000	$45

		847

Netherlands — 2.4%
Aegon	1,775	11
Akzo Nobel	3,429	175
ArcelorMittal	2,705	103
ASML Holding	4,069	125
CSM	1,976	52
European Aeronautic Defense and Space	3,399	70
Heineken	543	27
Heineken Holding	1,322	54
Koninklijke Ahold	6,484	80
Koninklijke DSM	1,008	42
Koninklijke Philips Electronics	13,542	397
Koninklijke Vopak *	1,287	95
Royal KPN	9,938	159
TNT	1,148	30
Unilever	12,639	381

		1,801

New Zealand — 0.0%
Air New Zealand	5,300	5

Norway — 1.0%
DnB	30,449	331
Marine Harvest *	86,000	75
Seadrill	5,950	137
Telenor	15,200	192
Yara International	150	6

		741

Papua New Guinea — 0.0%
Lihir Gold	5,700	14

Peru — 0.0%
Cia de Minas Buenaventura ADR	300	10

Poland — 0.4%
Asseco Poland	2,000	38
Gant Development *	1,600	10
Grupa Lotos *	4,000	38
KGHM Polska Miedz	1,556	52
Polish Oil & Gas	48,000	59
Polski Koncern Naftowy Orlen	6,000	68
Powszechna Kasa Oszczednosci Bank Polski	2,000	26
Synthos*	30,000	14

		305

Portugal — 0.7%
Banco Comercial Portugues, Cl R	39,000	40
Banco Espirito Santo	15,587	78
Energias de Portugal	26,673	98
Galp Energia SGPS, Cl B	12,420	202
Jeronimo Martins	4,374	42

6	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
Portugal Telecom	8,277	$87

		547

Russia — 0.8%
Alliance Oil *	913	13
MMC Norilsk Nickel ADR*	9,214	139
Mobile Telesystems ADR	485	25
NovaTek OAO GDR	1,500	96
Novolipetsk Steel GDR	2,389	74
Rosneft Oil GDR	3,900	30
Sberbank GDR	227	62
Surgutneftegaz ADR	4,600	38
Vimpel-Communications ADR	7,290	135
VTB Bank GDR	1,477	7

		619

Singapore — 1.4%
Ascendas Real Estate Investment Trust ‡	12,000	17
CapitaCommercial Trust ‡	47,000	36
CapitaMall Trust ‡	28,000	35
DBS Group Holdings	18,000	179
Fraser and Neave	8,000	24
Hi-P International, Cl P	4,000	2
Hong Leong Asia	3,000	8
Jardine Cycle & Carriage	4,000	69
Keppel	6,000	36
Oversea-Chinese Banking	25,000	151
SembCorp Industries	22,000	59
SIA Engineering	5,000	13
Singapore Airlines	3,699	39
Singapore Telecommunications	25,000	54
Starhill Global REIT, Cl REIT ‡	8,000	3
United Overseas Bank	3,000	40
UOL Group	8,000	23
Venture	1,000	6
Wheelock Properties Singapore	1,000	1
Wilmar International	47,000	217
Yangzijiang Shipbuilding Holdings	6,000	5

		1,017

South Africa — 1.8%
ABSA Group	399	7
African Rainbow Minerals	3,000	72
AngloGold Ashanti	2,430	88
Aveng	12,000	58
Bidvest Group	1,000	17
DataTec	16,000	64
Exxaro Resources	3,000	45
FirstRand	7,258	17
Gold Fields	8,000	93
Group	13,000	190
Harmony Gold Mining	4,658	42
Iliad Africa	9,808	10
Impala Platinum Holdings	1,200	29
Imperial Holdings	1,543	19
Investec	6,714	48
Medi-Clinic	22,000	77
Metmar	34,297	16
Naspers, Cl N	1,000	37
Nedbank Group	4,000	63
Sanlam	36,000	115

Description	Shares	Market Value ($ Thousands)
Standard Bank Group	11,821	$166
Steinhoff International Holdings *	505	1
Wilson Bayly Holmes-Ovcon	4,000	57

		1,331

South Korea — 2.9%
CJ	670	40
GS Home Shopping	160	10
Hana Financial Group	3,160	91
Hanwha Chemical	2,330	31
Hyundai Steel	2,570	197
KISWIRE	240	7
Korea Electric Power	4,300	138
Korea Zinc	300	47
LG	1,680	88
LG Chemical	740	137
LG Electronics	1,530	141
LG Telecom	2,342	16
LG.Philips LCD	3,890	116
Lotte Shopping	240	66
Namyang Dairy Products	30	13
POSCO	500	229
Samsung C&T	490	25
Samsung Electronics	940	603
Shinhan Financial Group	880	31
SK Energy	720	66
SK Holdings	670	50
Woori Investment & Securities	2,560	33

		2,175

Spain — 2.2%
Banco Bilbao Vizcaya Argentaria	12,971	169
Banco de Sabadell	1,431	7
Banco Pastor	1,157	7
Banco Popular Espanol	3,058	20
Banco Santander Central Hispano	45,992	599
Bankinter	4,000	33
Construcciones y Auxiliar de Ferrocarriles	16	9
Enagas	290	6
Fomento de Construcciones y Contratas	600	20
Gas Natural	5,037	93
Iberdrola	5,101	41
Mapfre	7,871	29
Telefonica	25,801	607

		1,640

Sweden — 1.7%
Alfa Laval	3,350	48
Assa Abloy, Cl B	2,910	55
Atlas Copco, Cl A	3,897	55
Boliden	2,431	30
Electrolux, Cl B	3,685	78
Hennes & Mauritz, Cl B	609	37
Nordea Bank	15,110	148
SKF, Cl B	2,337	37
SSAB	320	5
SSAB, Cl A	2,708	45
Svenska Cellulosa, Cl A	547	8
Svenska Cellulosa, Cl B	20,793	308
Svenska Handelsbanken, Cl A	5,037	138

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	7

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
Swedbank	803	$8
Swedish Match	1,199	27
Telefonaktiebolaget LM Ericsson, Cl B	7,821	78
TeliaSonera	16,820	117

		1,222

Switzerland — 6.9%
Actelion *	1,181	60
Adecco	3,284	164
Baloise Holding	945	81
Compagnie Financiere Richemont	2,491	84
Credit Suisse Group	7,400	329
Helvetia Holding	123	39
Holcim	6,628	439
Julius Baer Group	1,127	35
Nestle	16,292	812
Novartis	19,657	1,095
Pargesa Holding	300	24
Roche Holding	3,312	554
Sonova Holding	56	7
STMicroelectronics	764	7
Swatch Group, Cl B	505	141
Swatch Group	920	49
Swiss Life Holding	336	42
Swiss Reinsurance	1,491	67
Swisscom	446	153
Syngenta	348	90
Synthes	331	40
Temenos Group *	1,087	27
Vontobel Holding	614	18
Xstrata	27,553	432
Zurich Financial Services	1,421	343

		5,132

Taiwan — 2.6%
Acer	43,430	122
Asustek Computer	58,012	102
AU Optronics	122,000	126
China Bills Finance	40,000	11
China Metal Products	7,000	9
Chunghwa Telecom	125,780	234
Compal Electronics	72,822	104
CTCI	15,204	15
Gigabyte Technology	15,000	14
HON HAI Precision Industry	62,600	248
Inventec	56,000	31
Lite-On Technology	57,000	73
Macronix International	97,000	52
Mega Financial Holding	160,000	89
POU Chen	67,000	49
Quanta Computer	44,853	92
Taishin Financial Holding	147,306	50
Taiwan Semiconductor Manufacturing	156,769	287
United Microelectronics	228,000	110
Wistron	41,734	72

		1,890

Thailand — 0.3%
Airports of Thailand	33,000	39
Bangkok Bank NVDR	29,000	102

Description	Shares	Market Value ($ Thousands)
Charoen Pokphand Foods	92,000	$34
Krung Thai Bank NVDR	82,000	25
Thanachart Capital	37,000	22

		222

Turkey — 0.7%
Akbank	6,000	30
Eczacibasi Ilac Sanayi	20,000	34
Haci Omer Sabanci Holding	7,920	30
KOC Holding *	34,370	103
Petrol Ofisi *	8,450	37
Turk Hava Yollari	18,619	59
Turk Sise ve Cam Fabrikalari	30,609	36
Turkiye Garanti Bankasi	40,044	148
Turkiye Vakiflar Bankasi Tao, Cl D	26,000	59

		536

United Kingdom — 13.3%
3i Group	21,364	86
Acergy	3,700	61
Aegis Group	6,081	11
Aggreko	510	8
Amlin	5,703	34
Anglo American	12,032	438
Arriva	3,000	23
AstraZeneca	15,570	683
Autonomy *	1,938	45
Aviva	27,267	162
BAE Systems	2,361	13
Balfour Beatty	5,381	23
Barclays	109,034	519
BG Group	11,719	204
BHP Billiton	14,725	450
BP	128,474	1,132
British American Tobacco	22,843	775
BT Group, Cl A	63,149	110
Cairn Energy *	17,600	90
Carphone Warehouse Group	8,019	23
Catlin Group	7,594	40
Centrica	9,861	42
Charter International	3,680	37
Cookson Group *	5,674	40
Diageo	5,466	88
easyJet *	5,417	34
Eurasian Natural Resources	6,147	96
Firstgroup	9,753	53
Fresnillo	3,566	41
GlaxoSmithKline	27,092	501
Home Retail Group	13,798	54
ICAP	5,072	25
Imperial Tobacco Group	8,451	263
Inchcape	83,504	32
International Power	19,563	97
Invensys	9,299	45
ITV	34,255	28
Kazakhmys	2,837	58
Kingfisher	21,756	71
Legal & General Group	78,736	92
Lloyds Banking Group	145,556	116
LogicaCMG	13,639	25
London Stock Exchange Group	1,250	13
Man Group	10,000	34

8	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)
Meggitt	6,000	$25
Millennium & Copthorne Hotels	2,724	17
Mondi	2,167	13
National Grid	12,260	122
Next	1,745	50
Old Mutual	48,790	84
Persimmon	6,030	36
Prudential	18,967	174
QinetiQ	4,931	9
Reckitt Benckiser Group	3,529	185
Rio Tinto	12,043	617
Rolls-Royce Group	31,289	266
Royal & Sun Alliance Insurance Group	28,276	56
Royal Bank of Scotland Group	43,866	25
SABMiller	8,091	212
Scottish & Southern Energy	1,002	17
Severn Trent	2,020	36
Shire	5,227	112
Standard Chartered	5,260	125
Sterling Energy *	8,566	18
Tesco	13,380	85
Thomas Cook Group	8,243	30
Tomkins	12,809	38
Travis Perkins	1,062	11
Unilever	2,679	78
Vodafone Group	148,535	320
WM Morrison Supermarkets	9,844	45
WPP	24,180	222

		9,843

United States — 0.1%
Thomson Reuters (CAD)	2,400	83

Total Common Stock (Cost $63,835) ($ Thousands)		67,517

PREFERRED STOCK — 2.8%

Brazil — 2.5%
Banco Bradesco	10,600	183
Banco Daycoval	1,800	10
Bombril *	1,400	7
Brasil Telecom *	2,300	16
Braskem	1,100	8
Centrais Eletricas Brasileiras, Cl B	4,000	64
Cia de Bebidas das Americas	2,000	192
Cia Paranaense de Energia	5,000	101
Cia Vale do Rio Doce, Cl A	21,900	538
Confab Industrial	10,300	27
Gerdau	8,700	128
Investimentos Itau	15,700	100
Itau Unibanco Holding	8,000	160
NET Servicos de Comunicacao *	7,900	96
Sao Paulo Alpargatas	2,000	7
Telecomunicacoes de Sao Paulo	2,300	50
Telegraph Norte Celular Participacoes	300	5

Description	Shares/Face Amount ($ thousands)	Market Value ($ Thousands)
Telegraph Norte Leste Participacoes	900	$16
Telemar Norte Leste	2,300	65
Universo Online	1,400	8
Usinas Siderurgicas de Minas Gerais, Cl A	4,200	119

		1,900

Germany — 0.3%
Henkel	1,920	99
Porsche Automobil Holding	466	23
ProSiebenSat.1 Media	3,869	57
Volkswagen	249	20

		199

Total Preferred Stock (Cost $1,971) ($ Thousands)		2,099

RIGHT — 0.0%
	Number Of Rights

Poland — 0.0%
Asseco, Expires 03/01/10 *	2,000	—

Total Right (Cost $0) ($ Thousands)		—

WARRANT — 0.0%
	Number Of Warrantss

Singapore — 0.0%
Golden Agri-Resources, Expires 05/29/12 *	5,951	2

Total Warrant (Cost $0) ($ Thousands)		2

U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bill
0.129%, 06/03/10 (B) (C)	198	198

Total U.S. Treasury Obligation (Cost $198) ($ Thousands)		198

CASH EQUIVALENT — 4.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.070% ** †	3,357,338	3,357

Total Cash Equivalent (Cost $3,357) ($ Thousands)		3,357

Total Investments — 98.6% (Cost $69,361)($ Thousands) ††		$73,173

Percentages are based on a Net Assets of $74,236 Thousands).

SEI Institutional Investments Trust /Quarterly Reporting/February 28, 2010	9

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

February 28, 2010

A summary of the open futures contracts held by the Fund at February 28, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	34	Mar-2010	$—
FTSE 100 Index	10	Mar-2010	24
Hang Seng Index	1	Mar-2010	3
S&P TSE 60 Index	2	Mar-2010	6
SPI 200 Index	2	Mar-2010	6
Topix Index	6	Mar-2010	(5)

			$34

For the period ended February 28, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2010.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

††	At February 28, 2010, the tax basis cost of the Fund’s investments was $69,361 ($Thousands), and the unrealized appreciation and depreciation were $6,710 ($Thousands) and $(2,898) ($Thousands) respectively.

(A)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such security as of February 28, 2010 was $1,581 ($ Thousands) and represents 2.13% of net assets.

(B)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

CAD — Canadian Dollar

Cl — Class

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

Ser — Series

Amounts designated as “—” are $O or have been rounded to $O.

See end of Form N-Q Filing for ASC 820 disclosure.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

10	SEI Institutional Investments Trust /Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced LIBOR Opportunities Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 28.4%
Aeroflex, Ser B-1
3.500%, 08/15/14	$595	$557
Affinion Term Loan B
2.731%, 10/17/12	440	427
Alliant Insurance Services Term Loan
0.000%, 08/21/14 (D)	700	665
Allison Transmission
3.000%, 08/07/14	514	472
2.980%, 08/07/14	180	165
Aramark Facility
2.025%, 01/26/14	27	26
Aramark US Term Loan
2.126%, 01/26/14	418	398
Ashland Term B
7.650%, 05/13/14	243	245
Asurion 1st Lien Term Loan
3.250%, 07/03/14	75	72
3.229%, 07/03/14	208	201
3.228%, 07/03/14	135	130
3.000%, 07/03/14	106	103
BBN Acquisitions
7.250%, 09/14/15	458	459
Biomet Dollar Term Loan
3.251%, 03/25/15	414	401
3.231%, 03/25/15	22	22
Booz Allen Hamilton Tranche B Term Loan
7.500%, 07/31/15	112	112
Burlington Coat Factory
2.490%, 05/28/13	593	544
Calpine
3.135%, 03/29/14	771	724
Cedar Fair
4.231%, 08/30/14	524	519
2.231%, 08/30/12	131	130
Celanese US Holdings LLC Term Loan
2.001%, 04/02/14	458	439
Cengage Learning Holdco
2.750%, 06/28/14	595	518
Cequel
6.251%, 05/05/14	216	217
Charter
2.230%, 03/15/14	596	556
Cinemark USA
2.010%, 10/05/13	331	327
2.000%, 10/05/13	53	52
1.990%, 10/05/13	74	73
Clear Channel
3.881%, 01/29/16	927	725
Community Health Systems Delayed Draw Term Loan
2.506%, 07/25/14	44	41
Community Health Systems Funded Term Loan
2.506%, 07/25/14	855	799
Da Vita, Ser B-1
1.760%, 10/05/12	106	105
1.740%, 10/05/12	344	337

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Dana Holding
6.500%, 01/31/15	$54	$53
4.500%, 01/31/15	233	227
4.490%, 01/31/15	68	66
4.480%, 01/31/15	47	45
Dealer Computer Services
2.251%, 10/26/12	671	639
Dex Media West LLC Term Loan B
0.000%, 10/24/14 (D)	414	394
Directv Term Loan C
5.250%, 04/13/13	437	438
Discovery Communications
5.250%, 05/14/14	521	524
Discovery Communications Term Loan B
0.000%, 05/14/14 (D)	500	497
Dollar General Term Loan B-2
2.981%, 07/07/14	854	822
Dynegy Holdings
3.990%, 04/02/13	685	667
Enterprise GP Holdings
2.500%, 11/10/14	208	205
2.478%, 11/10/14	139	136
Federal Mogul
2.167%, 12/29/14	460	403
2.167%, 12/28/15	235	206
Flextronics International Term A-2
2.481%, 10/01/14	263	249
Flextronics International Term A-3
2.481%, 10/01/14	307	290
Freescale Semiconductor
0.000%, 11/29/13 (D)	700	642
Georgia-Pacific LLC Term B Loan
2.256%, 12/20/12	726	710
2.251%, 12/20/12	52	51
Graphic Packaging International Incremental Term Loan
3.001%, 05/16/14	48	47
3.001%, 05/16/14	221	217
2.999%, 05/16/14	123	120
Green Valley Ranch Gaming
2.249%, 02/16/14	23	17
2.249%, 02/16/14	12	9
Green Valley Ranch Gaming, 1st Lien
0.000%, 02/16/14 (D)	414	313
Hanesbrands Term Loan B
5.250%, 12/10/15	198	199
Harrah’s Operating, Ser B-2
2.249%, 01/28/15	668	542
HCA Tranche B Term Loan
2.501%, 11/18/13	1,012	960
Hertz
1.750%, 12/21/12	70	68
0.292%, 12/21/12	47	46
Hertz Term Loan B
2.000%, 12/21/12	253	247
Hertz, Ser B
1.990%, 12/21/12	306	298
1.980%, 12/21/12	73	71

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	1

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced LIBOR Opportunities Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Hexion Specialty Chemical, Ser C-1
2.563%, 05/05/13	$361	$331
Hexion Specialty Chemical, Ser C-2
2.563%, 05/05/13	159	146
Hub International
6.750%, 06/13/14	349	343
Hub International Delayed Draw Term Loan
2.751%, 06/13/14	92	84
Hub International Initial Term Loan
2.751%, 06/13/14	409	374
Iasis Healthcare LLC Delayed Draw Term Loan
2.229%, 03/15/14	230	219
Iasis Healthcare LLC Synthetic Letter of Credit
2.100%, 03/15/14	62	59
Iasis Healthcare LLC Term Loan B
2.229%, 03/15/14	664	633
IMS Health Term Loan B
0.000%, 02/26/16 (D)	200	201
Infor Enterprise Solution, 2nd Lien
0.000%, 03/02/14 (D)	141	111
Infor Enterprise Solutions Holdings
3.990%, 07/28/12	569	529
Infor Enterprise Solutions Holdings Tranche 1
3.990%, 07/28/12	78	72
Infor Global Enterprise Solutions
6.481%, 03/02/14	27	21
Infor Global Enterprise Solutions Tranche 1
6.481%, 03/02/14	138	109
Infor Global Solutions Intermediate Holdings
6.481%, 03/02/14	305	240
Infor Global Solutions, Ser B
0.000%, 07/30/12 (D)	100	93
Integra Telecom
10.500%, 08/31/13	570	570
Intelsat
3.231%, 02/01/14	1,050	953
Inverness Medical Innovations
4.481%, 06/26/15	440	426
Jetro Holdings Tranche 1
2.510%, 07/02/14	203	195
2.480%, 07/02/14	206	197
Knology
2.481%, 06/30/12	943	907
Lake at Las Vegas Joint Venture
14.350%, 06/20/12 (C)	2,361	24
9.731%, 06/20/12 (C)	588	147
Lake at Las Vegas Joint Venture (Synthetic)
15.000%, 06/20/12 (C)	120	1
Lamar Media
5.500%, 09/30/12	316	318

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Meg Energy
6.000%, 04/03/16	$437	$429
Metroflag, 2nd Lien
11.250%, 01/06/09 (C) (E)	1,500	—
Mylan Laboratories Term Loan B
3.562%, 10/02/14	920	909
3.500%, 10/02/14	209	206
Nalco Term Loan B
6.500%, 05/06/16	438	441
Nielsen Finance New Facility
2.228%, 12/31/17	612	574
Niska Gas Storage US
1.979%, 05/12/13	90	89
Niska Gas Storage, Canada
1.979%, 05/12/13	457	450
NRG Holdings Letter of Credit
0.151%, 02/01/13	153	148
NRG Holdings Term Loan B
2.001%, 02/01/13	205	198
1.981%, 02/01/13	56	54
Oshkosh Term Loan B
6.260%, 12/06/13	117	117
6.250%, 12/06/13	259	259
Pilot Travel Centers
0.000%, 11/12/15 (D)	250	251
Reable Therapeutics (DJO Finance) Term Loan B
3.231%, 05/20/14	394	381
Realogy, Ser B
0.000%, 10/10/13 (D)	700	618
Regal Cinemas
4.001%, 10/27/13	352	352
ReMax International
9.760%, 12/17/12	3	3
5.760%, 12/17/12	66	66
5.740%, 12/17/12	47	47
ReMax International, Ser B-2
9.760%, 12/17/12	79	79
9.740%, 12/17/12	59	59
Reynold
6.250%, 11/05/15	840	844
Reynolds Group
5.750%, 05/13/16	500	502
Sensata Technology
1.999%, 04/27/13	438	407
Sirva Revolving Credit Loan
9.500%, 05/12/12	75	39
Sirva Worldwide (Unfunded)
0.500%, 05/12/12	207	100
Sungard Data Systems
3.874%, 02/28/16	423	413
3.864%, 02/28/16	34	34
Supervalu
1.104%, 06/02/11	280	276
Supervalu, Ser A
0.000%, 06/02/11 (D)	200	197
Texas Competitive Electric
3.751%, 10/10/14	20	16
3.728%, 10/10/14	1,945	1,567
Travelport LLC Letter of Credit
2.751%, 08/23/13	45	42

2	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced LIBOR Opportunities Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Travelport LLC Term Loan B
2.751%, 08/23/13	$91	$84
2.741%, 08/23/13	158	148
2.739%, 08/23/13	145	137
Travelport LLC Term Loan C-1
10.500%, 08/23/13	159	160
United Surgical Partners (Delayed Draw)
2.240%, 04/19/14	83	78
United Surgical Partners, Ser B
2.240%, 04/19/14	364	340
Univision Communications
2.501%, 09/29/14	624	536
Vanguard Health Term Loan
5.000%, 01/15/16	400	401
Verint Systems
3.490%, 05/25/14	1,063	1,005
VWR International Term Loan B
2.731%, 06/30/14	473	432
Warner Chilcott PLC, Ser A
5.500%, 10/30/14	169	169
Warner Chilcott PLC, Ser B
5.750%, 04/30/15	85	85
Warner Chilcott PLC, Ser B2
5.750%, 04/30/15	186	186
Wide Open West Finance 1st Lien
2.755%, 06/30/14	183	169
2.750%, 06/30/14	179	165
2.749%, 06/30/14	183	169

Total Loan Participations (Cost $45,682) ($ Thousands)		42,713

CORPORATE OBLIGATIONS — 10.5%

Consumer Discretionary — 0.2%
Macy’s Retail Holdings
5.350%, 03/15/12	225	232
Sirius XM Radio
9.750%, 09/01/15 (A)	90	94

		326

Consumer Staples — 0.3%
Seminole Indian Tribe of Florida
6.535%, 10/01/20 (A)	450	408

Energy — 0.1%
Canadian Natural Resources
5.700%, 05/15/17	150	162

Financials — 7.1%
Ameriprise Financial
5.350%, 11/15/10	300	308
Bank of America
0.549%, 04/30/12 (B)	200	202
0.451%, 06/22/12 (B)	500	503
Capital One Financial MTN
5.700%, 09/15/11	300	315

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Citibank
0.251%, 07/12/11(B)	$785	$785
Citigroup
0.527%, 06/09/16(B)	300	255
Citigroup Funding
0.579%, 04/30/12(B)	125	126
0.205%, 06/03/11(B)	135	135
Everest Reinsurance Holdings
8.750%, 03/15/10	295	295
General Electric Capital
0.339%, 04/28/11(B)	275	275
0.253%, 12/21/12(B)	1,600	1,602
Genworth Global Funding Trusts MTN
5.200%, 10/08/10	400	409
GMAC
0.253%, 12/19/12(B)	350	350
Hartford Financial Services Group
7.900%, 06/15/10	250	254
JPMorgan Chase
0.484%, 06/15/12(B)	500	503
JPMorgan Chase Capital XXI, Ser U
1.199%, 02/02/37(B)	550	397
Liberty Property L.P.
7.250%, 03/15/11 ‡	300	314
MBIA Insurance
14.000%, 01/15/33 (A) (B)	200	94
Monumental Global Funding
0.451%, 01/15/14 (A) (B)	450	418
Morgan Stanley
0.549%, 01/09/14(B)	400	382
0.530%, 02/10/12(B)	350	352
0.454%, 03/13/12(B)	200	201
Prudential Financial MTN
5.100%, 12/14/11	300	314
Reinsurance Group of America
5.625%, 03/15/17	300	302
State Street
0.349%, 04/30/12(B)	285	284
State Street Bank and Trust
0.454%, 09/15/11(B)	295	296
Unitrin
6.000%, 05/15/17	260	245
4.875%, 11/01/10	300	303
Wachovia
0.374%, 03/15/11(B)	425	423

		10,642

Health Care — 0.2%
UnitedHealth Group
1.549%, 02/07/11(B)	250	251

Industrials — 0.5%
Berry Plastics
5.001%, 02/15/15(B)	460	430
Continental Airlines, Ser 061G
0.607%, 06/02/13(B)	300	246

		676

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	3

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced LIBOR Opportunities Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Materials — 0.7%
NewPage
11.375%, 12/31/14	$380	$363
Verso Paper Holdings LLC
11.500%, 07/01/14 (A)	675	709

		1,072

Telecommunication Services — 0.6%
Corning
6.050%, 06/15/15	300	302
Telecom Italia Capital
0.861%, 07/18/11 (B)	300	298
Vodafone Group PLC
0.532%, 02/27/12 (B)	300	300

		900

Utilities — 0.8%
Ferrellgas Partners
9.125%, 10/01/17 (A)	450	470
KeySpan
7.625%, 11/15/10	300	314
Ohio Power
0.431%, 04/05/10 (B)	270	270
Southern, Ser A
5.300%, 01/15/12	175	188

		1,242

Total Corporate Obligations (Cost $15,850) ($ Thousands)		15,679

MORTGAGE-BACKED SECURITIES — 5.0%

Non-Agency Mortgage-Backed Obligations — 5.0%
American Tower Trust, Ser 2007- 1A, Cl D
5.957%, 04/15/37 (A)	250	263
Banc of America Funding, Ser 2005-F, Cl 4A1
5.287%, 09/20/35 (B)	430	310
Banc of America Funding, Ser 2006-D, Cl 3A1
5.488%, 05/20/36 (B)	351	278
Banc of America Large Loan, Ser 2007-BMB1, Cl A1
0.742%, 08/15/29 (B)	193	169
Banc of America Mortgage Securities, Ser 2005-A, Cl 2A1
4.026%, 02/25/35 (B)	197	168
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2006-1, Cl A1
4.625%, 02/25/36 (B)	363	322
Bear Stearns Commercial Mortgage Securities, Ser 2001-TOP2, Cl A2
6.480%, 02/15/35	498	515
Citigroup Commercial Mortgage Trust, Ser 2007-FL3A, Cl J
1.182%, 04/15/22 (B)	155	21
Citigroup Mortgage Loan Trust, Ser 2006-AR1, Cl 1A1
4.900%, 10/25/35 (B)	395	330

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Credit Suisse First Boston Mortgage Securities, Ser 2000- C1, Cl A2
7.545%, 04/15/62	$29	$29
Crown Castle Towers LLC, Ser 2006-1A, Cl E
6.065%, 11/15/36	380	400
Crusade Global Trust, Ser 2007-1, Cl A1
0.311%, 04/19/38 (B)	176	166
First Horizon Alternative Mortgage Trust, Ser 2005-AA3, Cl 3A1
5.327%, 05/25/35 (B)	220	183
First Horizon Mortgage Pass- Through Certificate, Ser 2005- AR4, Cl 2A1
5.338%, 10/25/35 (B)	190	155
GMAC Mortgage Loan Trust, Ser 2006-AR1, Cl 1A1
5.409%, 04/19/36 (B)	385	293
GS Mortgage Securities, Ser 2007-EOP, Cl K
1.278%, 03/06/20 (B)	75	60
Harborview Mortgage Loan Trust, Ser 2005-14, Cl 3A1A
5.319%, 12/19/35 (B)	220	171
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
5.369%, 06/25/37 (B)	348	269
Master Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
4.939%, 07/25/35 (B)	381	287
Merrill Lynch Mortgage Backed Securities Trust, Ser 2007-2, Cl 1A1
5.800%, 08/25/36 (B)	388	298
Merrill Lynch Mortgage Investors, Ser 2005-A1, Cl 2A1
3.112%, 12/25/34 (B)	327	294
Merrill Lynch Mortgage Investors, Ser 2005-A9, Cl 2A1E
5.143%, 12/25/35 (B)	314	244
MLCC Mortgage Investors, Ser 2006-1, Cl 2A1
5.568%, 02/25/36 (B)	177	152
Morgan Stanley Capital I, Ser 2007-XLFA, Cl C
0.389%, 10/15/20 (B)	240	89
MortgageIT Trust, Ser 2005-4, Cl A1
0.509%, 10/25/35 (B)	365	259
Residential Funding Mortgage Securities, Ser 2005-SA5, Cl 2A
5.299%, 11/25/35 (B)	144	108
Residential Funding Mortgage Securities, Ser 2006-SA1, Cl 1A1
5.665%, 02/25/36 (B)	126	91
Residential Funding Mortgage Securities, Ser 2007-SA2, Cl 2A2
5.641%, 04/25/37 (B)	255	178

4	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced LIBOR Opportunities Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Washington Mutual Mortgage Pass-Through Certificate, Ser 2005-AR14, Cl 1A4
5.047%, 12/25/35 (B)	$376	$308
Washington Mutual Mortgage Pass-Through Certificate, Ser 2005-AR3, Cl A2
4.550%, 03/25/35 (B)	308	276
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Z, Cl 2A1
2.971%, 12/25/34 (B)	331	311
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005- AR16, Cl 3A2
4.054%, 10/25/35 (B)	87	78
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005- AR16, Cl 6A3
5.001%, 10/25/35 (B)	131	118
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR2, Cl 2A3
5.100%, 03/25/36 (B)	138	118
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 2A1
5.236%, 04/25/36 (B)	240	201

Total Mortgage-Backed Securities (Cost $9,144) ($ Thousands)		7,512

ASSET-BACKED SECURITIES — 4.9%

Automotive — 2.1%
AmeriCredit Automobile Receivables Trust, Ser 2007- CM, Cl A4A
5.550%, 04/07/14	500	525
Americredit Prime Automobile Receivable, Ser 2007-2M, Cl A3
5.220%, 06/08/12	218	222
Capital Auto Receivables Asset Trust, Ser 2007-1, Cl B
5.150%, 09/17/12	230	239
Capital Auto Receivables Asset Trust, Ser 2007-3, Cl A3A
5.020%, 09/15/11	60	61
Capital One Auto Finance Trust, Ser 2005-C, Cl A4A
4.710%, 06/15/12	44	44
Capital One Auto Finance Trust, Ser 2007-C, Cl A3A
5.130%, 04/16/12	206	210
CarMax Auto Owner Trust, Ser 2007-1, Cl C
5.530%, 07/15/13	50	52
CarMax Auto Owner Trust, Ser 2008-1, Cl A4B
1.532%, 02/15/13 (B)	485	490

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Daimler Chrysler Auto Trust, Ser 2007-A, Cl A3A
5.000%, 02/08/12	$224	$227
Ford Credit Auto Owner Trust, Ser 2007-B, Cl A3A
5.150%, 11/15/11	135	137
GE Dealer Floorplan Master Note Trust, Ser 2006-2, Cl C
0.659%, 04/20/13 (B)	120	115
Harley-Davidson Motorcycle Trust, Ser 2007-1, Cl C
5.540%, 04/15/15	105	109
Hyundai Auto Receivables Trust, Ser 2007-A, Cl A3B
0.632%, 01/17/12 (B)	47	47
Merrill Auto Trust Securitization, Ser 2007-1, Cl C
5.960%, 12/15/13	152	154
Nissan Auto Receivables Owner Trust, Ser 2007-B, Cl A3
5.030%, 05/16/11	38	39
Swift Master Auto Receivables Trust, Ser 2007-2, Cl A
0.882%, 10/15/12 (B)	430	428
USAA Auto Owner Trust, Ser 2007-2, Cl A3
4.900%, 02/15/12	63	64

		3,163

Credit Cards — 1.3%
American Express Credit Account Master Trust, Ser 2007-2, Cl B
0.412%, 09/15/16 (B)	145	136
Capital One Multi-Asset Execution Trust, Ser 2007-C2, Cl C2
0.532%, 11/15/14 (B)	400	385
Chase Issuance Trust, Ser 2005- C2, Cl C2
0.672%, 01/15/15 (B)	400	389
Citibank Credit Card Issuance Trust, Ser 2007-B5, Cl B5
0.848%, 11/07/14 (B)	500	489
GE Capital Credit Card Master Note Trust, Ser 2007-3, Cl C
0.532%, 06/15/13 (B)	500	494

		1,893

Mortgage Related Securities — 0.8%
First Franklin Mortgage Loan Asset, Ser 2006-FF18, Cl A2B
0.339%, 12/25/37 (B)	275	162
First Franklin Mortgage Loan Asset, Ser 2007-FF1, Cl M2
0.489%, 01/25/38 (B)	266	—
Morgan Stanley Capital I, Ser 2007-HE2, Cl M2
0.489%, 01/25/37 (B)	150	1
Morgan Stanley Home Equity Loan Trust, Ser 2005-3, Cl M1
0.679%, 08/25/35 (B)	350	271

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	5

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced LIBOR Opportunities Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Morgan Stanley Home Equity Loan Trust, Ser 2005-4, Cl M1
0.639%, 09/25/35 (B)	$370	$105
Option One Mortgage Loan Trust, Ser 2005-3, Cl M1
0.699%, 08/25/35 (B)	330	233
Option One Mortgage Loan Trust, Ser 2005-5, Cl M1
0.619%, 12/25/35 (B)	470	163
Option One Mortgage Loan Trust, Ser 2007-FXD2, Cl 2A1
5.900%, 03/25/37	130	126
Option One Mortgage Loan Trust, Ser 2007-HL1, Cl 2A1
0.349%, 02/25/38 (B)	80	78
Residential Asset Securities, Ser 2005-KS12, Cl M1
0.669%, 01/25/36 (B)	375	131
Securitized Asset-Backed Receivables LLC, Ser 2007- NC2, Cl M2
0.489%, 01/25/37 (B)	145	1

		1,271

Other Asset-Backed Securities — 0.7%
ACAS Business Loan Trust, Ser 2006-1A, Cl A
0.486%, 11/27/19 (B)	359	309
ACAS Business Loan Trust, Ser 2007-1A, Cl C
1.100%, 08/16/19 (B)	425	115
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A2
5.261%, 04/25/37	400	355
Lambda Finance, Ser 2005-1A, Cl A3
0.480%, 11/15/29 (B)	138	132
Sierra Receivables Funding, Ser 2007-2A, Cl A2
1.229%, 09/20/19 (B)	184	168

		1,079

Total Asset-Backed Securities (Cost $9,508) ($ Thousands)		7,406

U.S. TREASURY OBLIGATIONS — 2.8%
U.S. Treasury Inflation Protection Securities
0.875%, 04/15/10	3,145	3,602
U.S. Treasury Note
0.875%, 01/31/11	600	603

Total U.S. Treasury Obligations (Cost $4,188) ($ Thousands)		4,205

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATION — 1.0%
FHLB
1.375%, 05/16/11	$1,500	$1,515

Total U.S. Government Agency Obligation (Cost $1,499) ($ Thousands)		1,515

CASH EQUIVALENT — 6.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.070% * †	9,324	9,324

Total Cash Equivalent (Cost $9,324) ($ Thousands)		9,324

AFFILIATED PARTNERSHIP — 43.0%
SEI LIBOR Plus Portfolio †	9,799,008	64,674

Total Affiliated Partnership (Cost $94,924) ($ Thousands)		64,674

Total Investments — 101.8% (Cost $190,119)($ Thousands)††		$153,028

Percentages are based on a Net Assets of $150,304 ($ Thousands).

A summary of the open futures contracts held by the Fund at February 28, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(25)	Jun-2010	$(9)
U.S. 2-Year Treasury Note	(12)	Jul-2010	(5)
U.S. 5-Year Treasury Note	27	Jul-2010	6
U.S. Long Treasury Bond	(5)	Jun-2010	(4)

			$(12)

For the period ended February 28, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

6	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced LIBOR Opportunities Fund

February 28, 2010

*	Rate shown is the 7-day effective yield as of February 28, 2010.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

††	At February 28, 2010, the tax basis cost of the Fund’s investments was $190,119 ($Thousands), and the unrealized appreciation and depreciation were $1,804 ($Thousands) and $(38,895) ($Thousands) respectively.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	Variable Rate Security. The rate reported is the rate in effect as of February 28, 2010. The date reported is the final maturity date.

(C)	Security in default on interest payments.

(D)	Unsettled Loan Participation. Interest rate not available.
(E)	Securities considered illiquid. The total value of such securities as of February 28, 2010 was $0 ($ Thousands) and represented 0.00% of net assets.

Cl — Class

FHLB — Federal Home Loan Bank

FNMA — Federal National Mortgage Association

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

Ser — Series

Amounts designated as “—” are $O or have been rounded to $O.

See end of Form N-Q Filing for ASC 820 disclosure.

For information on the Fund’s policy regarding significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	7

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 47.6%

Agency Mortgage-Backed Obligations — 32.3%
FHLB, CMO, Ser 1067, Cl 1
5.300%, 06/15/12	$708	$749
FHLMC TBA
5.000%, 03/01/35	1,000	1,039
FHLMC
11.000%, 02/17/21	2,331	2,576
10.000%, 03/17/26 to 10/01/30	4,100	4,787
7.500%, 08/01/30 to 09/20/38	4,200	4,681
7.000%, 11/01/15 to 09/01/25	158	176
6.500%, 06/01/17 to 09/01/38	38,868	42,178
6.000%, 10/01/19 to 08/01/38	39,667	42,604
5.500%, 12/01/13 to 12/01/37	87,404	93,126
5.000%, 12/01/34	36,388	38,852
4.000%, 10/01/33	1,711	1,688
FHLMC ARM (B)
6.717%, 08/01/36	3,114	3,240
6.692%, 07/01/36	1,687	1,753
6.675%, 08/01/36	1,636	1,713
6.600%, 11/01/37	1,089	1,135
6.515%, 12/01/36	1,948	2,033
6.502%, 10/01/36	711	746
6.466%, 02/01/37	1,602	1,671
6.409%, 09/01/36	13,027	13,606
6.349%, 12/01/36	2,937	3,070
6.302%, 10/01/36	4,209	4,393
6.288%, 09/01/37	1,167	1,222
6.273%, 09/01/37	6,011	6,419
6.258%, 02/01/37	3,618	3,768
6.248%, 09/01/36	1,208	1,256
6.227%, 03/01/37	1,339	1,389
6.204%, 11/01/37	2,647	2,761
6.202%, 06/01/36	2,379	2,481
6.193%, 05/01/37	2,191	2,292
6.186%, 12/01/36	1,049	1,088
6.170%, 12/01/36	1,736	1,810
6.144%, 01/01/37	5,731	5,983
6.141%, 06/01/37	587	617
6.137%, 09/01/36	652	681
6.124%, 04/01/37	514	540
6.059%, 11/01/36	1,064	1,108
6.038%, 12/01/36	3,144	3,275
5.988%, 10/01/36	1,651	1,682
5.968%, 02/01/37	1,124	1,171
5.957%, 03/01/38	5,744	6,122
5.954%, 04/01/37	4,346	4,528
5.953%, 01/01/37	587	620
5.933%, 03/01/37	2,593	2,701
5.924%, 11/01/36	1,743	1,817
5.917%, 07/01/37	957	1,000
5.872%, 05/01/36	1,481	1,544
5.869%, 05/01/37	8,947	9,363
5.861%, 09/01/38	60	63
5.846%, 05/01/37	572	596

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.832%, 04/01/37	$2,965	$3,097
5.830%, 11/01/36	2,466	2,577
5.823%, 05/01/37	3,704	3,854
5.818%, 06/01/37	1,614	1,680
5.809%, 11/01/38	915	975
5.803%, 05/01/37	1,322	1,405
5.738%, 04/01/38	747	792
5.723%, 02/01/37	1,595	1,659
5.710%, 03/01/36	1,169	1,228
5.697%, 04/01/37	1,069	1,110
5.682%, 03/01/36	2,177	2,284
5.653%, 10/01/38	1,098	1,165
5.628%, 05/01/37	1,043	1,084
5.607%, 07/01/38	4,443	4,725
5.569%, 05/01/36	1,063	1,110
5.552%, 05/01/36	2,269	2,356
5.550%, 08/01/37	4,381	4,565
5.423%, 05/01/38	1,776	1,879
5.122%, 01/01/36	4,446	4,672
FHLMC CMO, Ser 3067, Cl XP
6.000%, 04/15/36	1,267	1,382
FHLMC CMO, Ser 3515, IO
5.500%, 07/15/37	1,345	260
FHLMC CMO, Ser 2725, Cl SX
16.008%, 10/15/33 (B)	256	278
FHLMC CMO, Ser 3626, Cl MA
5.000%, 02/15/30	13,931	14,895
FHLMC CMO, Ser 3422, Cl SE
16.873%, 02/15/38 (B)	345	392
FHLMC CMO, Ser 2695, Cl SC
8.732%, 11/15/33 (B)	322	277
FHLMC CMO, Ser 3128, Cl BE
5.000%, 05/15/33	3,621	3,825
FHLMC CMO, Ser 2899, Cl PD
5.000%, 04/15/33	3,356	3,540
FHLMC CMO, Ser 2888, Cl CG
5.000%, 08/15/33	4,411	4,668
FHLMC CMO, Ser 3099, Cl OG
5.000%, 06/15/34	6,979	7,384
FHLMC CMO, Ser 1142, Cl IA
7.000%, 10/15/21	405	437
FHLMC CMO, Ser 2690, PO
4.800%, 10/15/33 to
04/15/37	2,462	1,922
FHLMC CMO, Ser 2591 Cl QO
4.500%, 03/15/18	1,000	1,057
FHLMC CMO, Ser T-76, Cl 2A
4.845%, 10/25/37 (B)	1,628	1,665
FHLMC CMO, Ser 1, Cl Z
9.300%, 04/15/19	27	30
FHLMC CMO, Ser 1611, Cl Z
6.500%, 11/15/23	11,973	12,918
FHLMC CMO, Ser 1983, Cl Z
6.500%, 12/15/23	1,270	1,371
FHLMC CMO, Ser 2043, Cl CJ
6.500%, 04/15/28	1,708	1,827
FHLMC CMO, Ser 2075, Cl D
6.500%, 08/15/28	1,877	2,039

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	1

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser 2138, Cl KS, IO
7.469%, 02/15/29 (B)	$2,216	$228
FHLMC CMO, Ser 2293, Cl ZA
6.000%, 03/15/31	2,082	2,256
FHLMC CMO, Ser 2312, Cl Z
6.500%, 05/15/31	1,269	1,371
FHLMC CMO, Ser 2357, Cl ZJ
6.500%, 09/15/31	310	340
FHLMC CMO, Ser 2434, Cl ZA
6.500%, 04/15/32	3,428	3,754
FHLMC CMO, Ser 2456, Cl CJ
6.500%, 06/15/32	1,072	1,177
FHLMC CMO, Ser 2458, Cl ZM
6.500%, 06/15/32	1,825	2,009
FHLMC CMO, Ser 2542, Cl ES
5.000%, 12/15/17	1,000	1,067
FHLMC CMO, Ser 2558, Cl BD
5.000%, 01/15/18	4,137	4,438
FHLMC CMO, Ser 2590, Cl BY
5.000%, 03/15/18	1,346	1,442
FHLMC CMO, Ser 2590, Cl NU
5.000%, 06/15/17	1,000	1,044
FHLMC CMO, Ser 2631, Cl SA
14.427%, 06/15/33 (B)	961	1,034
FHLMC CMO, Ser 2631, Cl MC
5.000%, 02/15/32	484	512
FHLMC CMO, Ser 2671, Cl S
14.336%, 09/15/33 (B)	883	949
FHLMC CMO, Ser 2676, Cl CY
4.000%, 09/15/18	2,291	2,380
FHLMC CMO, Ser 2684, Cl SN
27.097%, 10/15/33 (B)	200	249
FHLMC CMO, Ser 2690, Cl TV
4.500%, 11/15/25	1,800	1,856
FHLMC CMO, Ser 2690, Cl SJ
8.804%, 10/15/33 (B)	704	642
FHLMC CMO, Ser 2698, Cl SV
8.654%, 11/15/33 (B)	380	353
FHLMC CMO, Ser 2727, Cl PW
3.570%, 06/15/29	470	481
FHLMC CMO, Ser 2733, Cl ME
5.000%, 01/15/34	6,302	6,492
FHLMC CMO, Ser 2765, Cl CT
4.000%, 03/15/19	1,557	1,599
FHLMC CMO, Ser 2778, Cl JD
5.000%, 12/15/32	1,974	2,087
FHLMC CMO, Ser 2790, Cl TN
4.000%, 05/15/24	2,779	2,805
FHLMC CMO, Ser 2827, Cl CS
15.866%, 04/15/32 (B)	150	159
FHLMC CMO, Ser 2833, Cl KO, PO
5.000%, 08/15/34	322	280
FHLMC CMO, Ser 2843, Cl BC
5.000%, 08/15/19	1,740	1,864
FHLMC CMO, Ser 2864, Cl NB
5.500%, 07/15/33	2,000	2,143
FHLMC CMO, Ser 2865, Cl GO, PO
8.800%, 10/15/33	521	438
FHLMC CMO, Ser 2875, Cl HB
4.000%, 10/15/19	954	971

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser 2945, Cl SA
11.879%, 03/15/20 (B)	$3,414	$3,721
FHLMC CMO, Ser 2950, Cl JO, PO
6.901% — 8.992%, 03/15/20	578	502
FHLMC CMO, Ser 2968, Cl FC
1.229%, 12/15/34 (B)	272	272
FHLMC CMO, Ser 2981, Cl FA
0.631%, 05/15/35 (B)	1,021	990
FHLMC CMO, Ser 2985, Cl JR
4.500%, 06/15/25	4,161	4,304
FHLMC CMO, Ser 2990, Cl LK
0.601%, 10/15/34 (B)	933	921
FHLMC CMO, Ser 3001, Cl HP
21.078%, 05/15/35 (B)	153	163
FHLMC CMO, Ser 3006, Cl QS
19.528%, 07/15/35 (B)	947	1,089
FHLMC CMO, Ser 3012, Cl GK
23.712%, 06/15/35 (B)	148	166
FHLMC CMO, Ser 3028, Cl PG
5.500%, 09/15/35	437	472
FHLMC CMO, Ser 3035, Cl PA
5.500%, 09/15/35	1,045	1,129
FHLMC CMO, Ser 3047, Cl YT
0.000%, 09/15/34 (B)	198	196
FHLMC CMO, Ser 3049, Cl XF
0.581%, 05/15/33 (B)	1,162	1,142
FHLMC CMO, Ser 3076, Cl MP
0.000%, 10/15/30	108	108
FHLMC CMO, Ser 3167, Cl QA
6.000%, 10/15/26	137	138
FHLMC CMO, Ser 3195, Cl PD
6.500%, 07/15/36	2,500	2,773
FHLMC CMO, Ser 3202, Cl HI, IO
6.419%, 08/15/36 (B)	1,398	159
FHLMC CMO, Ser 3217, Cl CX, IO
6.359%, 09/15/36 (B)	1,274	126
FHLMC CMO, Ser 3263, Cl WE
0.000%, 08/15/35 (B)	164	152
FHLMC CMO, Ser 3273, Cl TH
7.500%, 08/15/35 (B)	170	170
FHLMC CMO, Ser 3312, Cl BP
5.500%, 01/15/31	300	315
FHLMC CMO, Ser 3336, Cl FA
0.461%, 02/15/19 (B)	18,952	18,952
FHLMC CMO, Ser 3372, Cl BD
4.500%, 10/15/22	2,533	2,645
FHLMC CMO, Ser 3383, Cl SA, IO
6.219%, 11/15/37 (B)	1,670	138
FHLMC CMO, Ser 3387, Cl SA, IO
6.189%, 11/15/37 (B)	1,369	163
FHLMC CMO, Ser 3437, Cl AI, IO
1.335%, 09/15/11	4,262	48
FHLMC CMO, Ser 3455, Cl SE, IO
5.969%, 06/15/38 (B)	5,315	614
FHLMC CMO, Ser 3465, Cl HA
4.000%, 07/15/17	4,946	5,161
FHLMC CMO, Ser 3546, Cl A
6.124%, 02/15/39 (B)	1,006	1,054
FHLMC CMO, Ser T-41, Cl 2A
6.974%, 07/25/32 (B)	896	986

2	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser T-42, Cl A5
7.500%, 02/25/42	$1,231	$1,387
FHLMC CMO, Ser T-54, Cl 3A
7.000%, 02/25/43	821	907
FHLMC CMO, Ser T-57, Cl 1A1
6.500%, 07/25/43	778	850
FHLMC CMO, Ser T-58, Cl 4A
7.500%, 09/25/43	1,009	1,116
FHLMC CMO, Ser T-60, Cl 1A2
7.000%, 03/25/44	755	836
FHLMC-GNMA CMO, Cl L
6.250%, 10/25/23	973	1,031
FHLMC Multifamily Structured Pass Through Certificates, Ser K003, Cl AAB
4.768%, 05/25/18	2,824	2,957
FHLMC Multifamily Structured Pass Through Certificates, Ser K005, Cl A1
4.317%, 11/25/19	4,683	4,772
FHLMC Multifamily Structured Pass Through Certificates, Ser K004, Cl A2
4.186%, 08/25/19	2,334	2,361
FHLMC Multifamily Structured Pass Through Certificate, Ser K005, Cl A2
3.484%, 04/25/19	929	945
FNMA TBA
6.000%, 03/25/40	15,980	17,127
5.000%, 03/18/22 to
04/01/38	50,800	52,597
4.500%, 04/30/20 to
03/25/40	37,820	35,443
FNMA
8.000%, 04/01/15 to 11/01/37	3,438	3,765
7.500%, 06/01/30 to 04/01/39	6,302	6,993
7.000%, 12/01/15 to 01/01/39	12,320	13,559
6.500%, 08/01/36	163	174
6.500%, 05/01/17 to 10/01/37	53,466	57,399
6.000%, 03/01/19 to 08/01/37	130,278	138,935
5.500%, 04/01/14 to 08/01/37	265,366	282,807
5.000%, 02/01/20 to 09/01/35	67,180	70,376
4.500%, 07/01/20 to 02/01/40	75,708	77,343
4.000%, 04/01/19 to 11/01/20	3,710	3,804
FNMA ARM (B)
6.625%, 01/01/37	1,905	2,018
6.590%, 09/01/36	965	1,015
6.348%, 09/01/36	962	1,010
6.298%, 10/01/36	1,843	1,930
6.280%, 10/01/36	1,077	1,131
6.252%, 09/01/37	68	71
6.248%, 07/01/37	873	920

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
6.229%, 02/01/37	$1,375	$1,444
6.187%, 08/01/36	775	815
6.161%, 08/01/37	1,519	1,582
6.146%, 09/01/36	2,283	2,394
6.106%, 12/01/36	1,251	1,317
6.080%, 08/01/36	1,170	1,222
6.079%, 09/01/36	1,979	2,042
6.067%, 09/01/37	572	603
6.047%, 05/01/36	932	969
6.025%, 11/01/37	949	993
6.021%, 07/01/37	2,080	2,175
6.017%, 09/01/37	1,706	1,784
6.014%, 10/01/37	606	638
6.013%, 10/01/37	1,884	1,973
6.009%, 01/01/37	1,672	1,755
6.000%, 04/01/37	636	664
5.972%, 05/01/37	790	845
5.970%, 07/01/37	2,770	2,919
5.969%, 04/01/37	1,722	1,804
5.966%, 07/01/37	1,034	1,082
5.954%, 11/01/37	13	14
5.948%, 05/01/37	878	917
5.945%, 07/01/37	1,955	2,045
5.943%, 07/01/37	1,942	2,034
5.935%, 07/01/36	2,248	2,355
5.926%, 06/01/36 to 03/01/37	2,394	2,504
5.925%, 10/01/36	654	685
5.919%, 01/01/37	2,064	2,168
5.915%, 03/01/37	550	574
5.912%, 04/01/37 to 09/01/37	2,574	2,697
5.910%, 11/01/36	2,019	2,121
5.907%, 10/01/37	1,489	1,562
5.900%, 12/01/36	3,387	3,550
5.891%, 02/01/37	1,445	1,516
5.888%, 03/01/37	891	931
5.875%, 08/01/37	2,466	2,576
5.871%, 04/01/37 to 12/01/37	5,026	5,277
5.869%, 03/01/37	2,391	2,496
5.867%, 10/01/36	3,837	4,019
5.847%, 04/01/37	2,499	2,617
5.821%, 11/01/37	1,658	1,737
5.814%, 03/01/37	2,101	2,194
5.801%, 08/01/37	2,729	2,851
5.765%, 02/01/37	1,863	1,951
5.763%, 03/01/37	12,142	12,669
5.712%, 05/01/37	1,152	1,214
5.686%, 01/01/23	1,172	1,247
5.669%, 02/01/39	2,926	3,061
5.666%, 11/01/36	1,322	1,382
5.661%, 05/01/37	907	949
5.652%, 05/01/37	4,374	4,575
5.645%, 09/01/37	1,346	1,416
5.615%, 02/01/36 to 11/01/37	8,574	8,996
5.610%, 01/01/37	2,459	2,578
5.602%, 06/01/36	2,364	2,457
5.571%, 05/01/37	1,678	1,757
5.523%, 10/01/36	3,306	3,412

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	3

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.498%, 05/01/38	$6,462	$6,850
5.493%, 07/01/37	887	925
5.471%, 09/01/37	1,172	1,223
2.446%, 11/01/35	1,756	1,769
2.437%, 11/01/35	1,676	1,688
2.430%, 11/01/35	1,779	1,791
2.424%, 11/01/35	1,738	1,750
2.415%, 11/01/35	1,815	1,828
FNMA CMO, Ser 2008-20, Cl SA
6.761%, 03/25/38 (B)	1,813	278
FNMA CMO, Cl A6
0.429%, 10/27/37 (B)	2,000	1,975
FNMA CMO, Cl A1
3.305%, 06/25/19	886	890
FNMA CMO, Cl WA
6.135%, 02/25/40 (B)	992	1,083
FNMA CMO, Cl MB
4.000%, 12/25/39	2,000	2,094
FNMA CMO, Cl A2
4.450%, 09/25/19	1,374	1,381
FNMA CMO, Cl JT
6.000%, 06/25/36	3,411	3,652
FNMA CMO, Cl XB
5.000%, 03/25/38	3,092	3,202
FNMA CMO, Cl UE
5.000%, 01/25/34	2,396	2,528
FNMA CMO, Cl J
5.000%, 09/25/19	5,949	6,280
GNMA CMO
19.285%, 02/20/34 (B)	102	130
FNMA CMO, Ser 2007-116, Cl HI
6.586%, 01/25/38 (B)	5,918	374
FNMA CMO, Ser 2009-12, Cl SA
6.221%, 10/25/37 to 12/25/37 (B)	6,456	646
FNMA CMO, Ser 2009-84, Cl WS
5.671%, 10/25/39 (B)	3,255	265
FNMA CMO, Ser 2003-3, Cl HJ
5.000%, 07/25/39	1,797	356
FNMA CMO, Ser 2005-27, Cl SA
2.687%, 04/25/32 to 04/25/36	3,648	3,136
FNMA CMO, Ser ACES, Cl A3
4.001%, 01/25/19	4,134	4,117
FNMA CMO, Ser 2005-90, Cl ES
16.303%, 10/25/35 (B)	553	642
FHLMC CMO, Ser 2934, Cl CI
5.000%, 01/15/34	9,978	10,597
FHLMC CMO, Ser 3052, Cl MH
5.250%, 10/15/34	3,126	3,300
FHLMC CMO, Ser 3234, Cl MC
4.500%, 10/15/36	166	163
FHLMC CMO, Ser 3289, Cl PC
5.000%, 12/15/32	3,362	3,464

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2005-16, Cl PE
5.000%, 03/25/34	$5,423	$5,768
FNMA CMO, Ser 2006-78, Cl BZ
6.500%, 08/25/36	627	690
FNMA CMO, Ser 2006-43, Cl VB
6.500%, 10/25/17	746	813
FNMA CMO, Ser 2006-63, Cl ZH
6.500%, 07/25/36	816	899
FNMA CMO, Ser 1991-113, Cl ZE
7.500%, 09/25/21	357	393
FNMA CMO, Ser 1992-143, Cl M
8.000%, 09/25/22	961	1,068
FNMA CMO, Ser 1992-69, Cl Z
8.000%, 05/25/22	825	917
FNMA CMO, Ser 1992-96, Cl B
11.282%, 05/25/22	1	1
FNMA CMO, Ser 1993-149, Cl SH
11.500%, 08/25/23 (B)	369	465
FNMA CMO, Ser 1993-75, Cl ZQ
6.500%, 05/25/23	1,535	1,639
FNMA CMO, Ser 1993-99, Cl Z
7.000%, 07/25/23	2,026	2,177
FNMA CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/24	1,318	1,424
FNMA CMO, Ser 1994-63, Cl PK
7.000%, 04/25/24	1,189	1,322
FNMA CMO, Ser 1997-32, Cl PG
6.500%, 04/25/27	897	959
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/29	2,300	2,463
FNMA CMO, Ser 2001-50, Cl BA
7.000%, 10/25/41	1,040	1,123
FNMA CMO, Ser 2001-71, Cl QE
6.000%, 12/25/16	1,756	1,895
FNMA CMO, Ser 2001-79, Cl BA
7.000%, 03/25/45	721	782
FNMA CMO, Ser 2001-81, Cl HE
6.500%, 01/25/32	18,827	20,098
FNMA CMO, Ser 2002-10, Cl SB
18.651%, 03/25/17 (B)	203	237
FNMA CMO, Ser 2002-90, Cl A1
6.500%, 06/25/42	892	963
FNMA CMO, Ser 2002-94, Cl HQ
4.500%, 01/25/18	2,379	2,510
FNMA CMO, Ser 2003-108, Cl BE
4.000%, 11/25/18	230	238
FNMA CMO, Ser 2003-125, Cl AY
4.000%, 12/25/18	660	681
FNMA CMO, Ser 2003-131, Cl SK
15.743%, 01/25/34 (B)	1,032	1,201
FNMA CMO, Ser 2003-24, Cl MV
5.500%, 02/25/14	1,292	1,387
FNMA CMO, Ser 2003-3, Cl HJ
5.000%, 02/25/18	1,000	1,068
FNMA CMO, Ser 2003-30, Cl HS, IO
7.421%, 07/25/17 (B)	1,781	133
FNMA CMO, Ser 2003-35, Cl EA, PO
8.780%, 05/25/33	761	540
FNMA CMO, Ser 2003-49, Cl YD
5.500%, 06/25/23	1,300	1,404

4	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2003-50, Cl QJ
5.000%, 08/25/28	$262	$265
FNMA CMO, Ser 2003-91, Cl XT
4.500%, 12/25/17	1,427	1,467
FNMA CMO, Ser 2004-101, Cl HD
5.000%, 01/25/20	2,500	2,670
FNMA CMO, Ser 2004-52, Cl PX, PO
6.252%, 09/25/32	439	400
FNMA CMO, Ser 2004-60, Cl PA
5.500%, 04/25/34	1,413	1,511
FNMA CMO, Ser 2004-61, Cl CO, PO
4.921%, 10/25/31	469	446
FNMA CMO, Ser 2005-106, Cl US
23.728%, 11/25/35 (B)	1,396	1,994
FNMA CMO, Ser 2005-14, Cl BA
4.500%, 04/25/19	1,936	2,024
FNMA CMO, Ser 2005-58, Cl MA
5.500%, 07/25/35	828	896
FNMA CMO, Ser 2005-72, Cl SB
16.303%, 08/25/35 (B)	913	1,050
FNMA CMO, Ser 2005-74, Cl CS
19.391%, 05/25/35 (B)	723	865
FNMA CMO, Ser 2005-88, Cl QO, PO
27.367%, 11/25/33	515	418
FNMA CMO, Ser 2005-96, Cl BP
5.900%, 02/25/15	887	912
FNMA CMO, Ser 2006-118, Cl A2
0.289%, 12/25/36 (B)	2,196	2,144
FNMA CMO, Ser 2006-23, Cl FK
0.479%, 04/25/36 (B)	633	624
FNMA CMO, Ser 2006-3, Cl D0, PO
5.929%, 03/25/36	1,011	871
FNMA CMO, Ser 2006-33, Cl LS
29.121%, 05/25/36 (B)	575	806
FNMA CMO, Ser 2006-44, Cl FP
0.629%, 06/25/36 (B)	1,008	995
FNMA CMO, Ser 2006-44, Cl P, PO
5.624%, 12/25/33	480	390
FNMA CMO, Ser 2006-46, Cl SW
23.361%, 06/25/36 (B)	652	884
FNMA CMO, Ser 2006-60, Cl UO, PO
4.641%, 07/25/36	1,368	1,190
FNMA CMO, Ser 2006-75, Cl VD
6.500%, 05/25/17	1,478	1,600
FNMA CMO, Ser 2007-113, Cl DB
4.500%, 12/25/22	3,664	3,812
FNMA CMO, Ser 2007-30, Cl MA
4.250%, 02/25/37	1,269	1,326
FNMA CMO, Ser 2007-39, Cl NA
4.250%, 01/25/37	183	191
FNMA CMO, Ser 2007-43, Cl FL
0.529%, 05/25/37 (B)	694	682
FNMA CMO, Ser 2007-53, Cl SH, IO
5.871%, 06/25/37 (B)	3,142	316

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2007-54, Cl FA
0.629%, 06/25/37 (B)	$2,735	$2,712
FNMA CMO, Ser 2007-60, Cl AX, IO
6.921%, 07/25/37 (B)	3,585	546
FNMA CMO, Ser 2007-79, Cl SB
23.178%, 08/25/37 (B)	272	341
FNMA CMO, Ser 2007-92, Cl YS, IO
5.551%, 06/25/37 (B)	2,966	264
FNMA CMO, Ser 2008-1, Cl BI, IO
5.681%, 02/25/38 (B)	3,722	317
FNMA CMO, Ser 2008-22, Cl SI
6.201%, 03/25/37 (B)	22,821	2,982
FNMA CMO, Ser 2008-24, Cl DY
5.000%, 04/25/23	1,500	1,602
FNMA CMO, Ser 2008-32, Cl SA, IO
6.621%, 04/25/38 (B)	1,799	160
FNMA CMO, Ser 2008-35, Cl IM, IO
0.642%, 10/25/16 (B)	5,201	73
FNMA CMO, Ser 2008-4, Cl SD, IO
5.771%, 02/25/38 (B)	5,358	490
FNMA CMO, Ser 2008-53, Cl CA
5.000%, 07/25/23	3,500	3,731
FNMA CMO, Ser 2008-66, Cl B
5.000%, 08/25/23	669	708
FNMA CMO, Ser 2009-31, Cl A2
4.287%, 07/25/19	6,238	6,392
FNMA CMO, Ser 2009-99, Cl SC, IO
5.951%, 12/25/39 (B)	5,451	299
FNMA CMO, Ser G92-41, Cl MA
8.000%, 08/25/22	1,145	1,273
FNMA Grantor Trust CMO, Ser 2000-86, Cl A1
7.500%, 06/25/30	1,219	1,377
FNMA Grantor Trust CMO, Ser 2001-T10, Cl A2
7.500%, 12/25/41	2,789	3,152
FNMA Grantor Trust CMO, Ser 2002-T19, Cl A2
7.000%, 07/25/42	799	862
FNMA Grantor Trust CMO, Ser 2002-T3, Cl B
5.763%, 12/25/11	727	781
FNMA Grantor Trust CMO, Ser 2004-T3, Cl 1A3
7.000%, 02/25/44	1,024	1,116
FNMA Interest STRIP CMO, IO
7.000%, 01/01/32	1,126	199
6.500%, 02/01/33	1,839	322
FNMA Whole Loan CMO, Cl 2A
7.000%, 10/25/42	741	800
FNMA Whole Loan CMO, Ser 2003-W1, Cl 2A
7.500%, 12/25/42	1,093	1,213
FNMA Whole Loan CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/42	1,840	1,938

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	5

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA Whole Loan CMO, Ser 2003-W6, Cl 3A
6.500%, 09/25/42	$914	$987
FNMA Whole Loan CMO, Ser 2004-W1, Cl 2A2
7.000%, 12/25/33	1,149	1,252
FNMA Whole Loan CMO, Ser 2004-W2, Cl 2A2
7.000%, 02/25/44	1,384	1,494
FNMA Whole Loan CMO, Ser 2004-W9, Cl 2A1
6.500%, 02/25/44	1,048	1,131
FNMA Whole Loan CMO, Ser 2005-W3, Cl 2AF
0.449%, 03/25/45 (B)	2,040	1,939
FNMA Whole Loan CMO, Ser 2006-W1, Cl 1A3
7.500%, 12/25/45	462	520
FNMA Whole Loan CMO, Ser 2006-W2, Cl 1AF1
0.449%, 02/25/36 (B)	1,053	1,017
FNMA Whole Loan CMO, Ser 2007-W1, Cl 1AF1
0.489%, 11/25/46 (B)	1,588	1,596
FNMA Whole Loan CMO, Ser 2007-W7, Cl 1A4
37.808%, 07/25/37 (B)	150	251
GNMA TBA
4.500%, 03/01/38 to 03/15/40	58,265	59,097
GNMA
9.500%, 12/15/20	11	13
7.500%, 10/15/37	3,381	3,696
7.000%, 04/15/26 to 06/15/35	4,768	5,268
6.500%, 01/15/24 to 02/15/39	17,296	18,780
6.000%, 11/15/23 to 02/15/35	34,239	36,918
5.500%, 11/01/18	2,275	2,446
5.000%, 05/15/33 to 11/15/35	31,170	32,698
GNMA CMO, Ser 2004-34, Cl JO
0.000%, 01/17/33 to 11/16/37	3,121	2,726
GNMA CMO, Ser 2001-18, Cl WH
31.599%, 04/20/31 (B)	145	202
GNMA CMO, Ser 2001-22, Cl PS
20.413%, 03/17/31 (B)	1,081	1,415
GNMA CMO, Ser 2001-61, Cl Z
6.500%, 12/20/31	1,839	2,053
GNMA CMO, Ser 2002-23, Cl SD
20.327%, 04/16/32 (B)	1,631	2,033
GNMA CMO, Ser 2002-51, Cl SG
31.509%, 04/20/31 (B)	137	196
GNMA CMO, Ser 2002-69, Cl SC
15.997%, 02/20/32 (B)	438	482
GNMA CMO, Ser 2003-60, Cl GS
12.030%, 05/16/33 (B)	238	242
GNMA CMO, Ser 2003-86, Cl ZK
5.000%, 10/20/33	11,933	12,175

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GNMA CMO, Ser 2003-97, Cl SA, IO
6.318%, 11/16/33 (B)	$828	$97
GNMA CMO, Ser 2004-28, Cl SV
8.771%, 04/20/34 (B)	1,720	1,721
GNMA CMO, Ser 2004-34, Cl JO, PO
2.656%, 02/20/34	293	282
GNMA CMO, Ser 2004-71, Cl ST
7.000%, 09/20/34 (B)	528	548
GNMA CMO, Ser 2004-80, Cl IP, IO
5.500%, 07/20/34	502	2
GNMA CMO, Ser 2004-87, Cl SB
7.409%, 03/17/33 (B)	432	410
GNMA CMO, Ser 2004-87, Cl LI, IO
5.000%, 12/20/28	419	2
GNMA CMO, Ser 2005-3, Cl SB, IO
5.871%, 01/20/35 (B)	2,279	191
GNMA CMO, Ser 2005-7, Cl JM
16.217%, 05/18/34 (B)	455	520
GNMA CMO, Ser 2005-92, Cl PB
6.000%, 12/20/35	1,000	1,090
GNMA CMO, Ser 2006-37, Cl JG
5.000%, 07/20/36	1,723	1,813
GNMA CMO, Ser 2006-38, Cl SW, IO
6.271%, 06/20/36 (B)	2,397	203
GNMA CMO, Ser 2007-17, Cl AF
0.432%, 04/16/37 (B)	1,076	1,061
GNMA CMO, Ser 2007-27, Cl SD, IO
5.971%, 05/20/37 (B)	1,538	138
GNMA CMO, Ser 2007-42, Cl SB, IO
6.521%, 07/20/37 (B)	2,229	203
GNMA CMO, Ser 2007-45, Cl QA, IO
6.411%, 07/20/37 (B)	1,463	133
GNMA CMO, Ser 2007-72, Cl USIO, IO
6.321%, 11/20/37 (B)	1,814	135
GNMA CMO, Ser 2007-81, Cl SP, IO
6.421%, 12/20/37 (B)	2,257	206
GNMA CMO, Ser 2007-82, Cl SA, IO
6.301%, 12/20/37 (B)	1,476	141
GNMA CMO, Ser 2007-9, Cl CI, IO
5.971%, 03/20/37 (B)	1,916	169
GNMA CMO, Ser 2008-10, Cl S, IO
5.601%, 02/20/38 (B)	2,610	232
GNMA CMO, Ser 2008-2, Cl MS, IO
6.928%, 01/16/38 (B)	1,936	205
GNMA CMO, Ser 2008-33, Cl XS, IO
7.468%, 04/16/38 (B)	1,158	140

6	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GNMA CMO, Ser 2008-55, Cl SA, IO
5.971%, 06/20/38 (B)	$2,678	$250
GNMA CMO, Ser 2009-14, Cl KI, IO
6.500%, 03/20/39	1,436	199
GNMA CMO, Ser 2009-14, Cl NI, IO
6.500%, 03/20/39	71	9
GNMA CMO, Ser 2009-18, Cl PI, IO
5.500%, 11/16/37	1,761	208
GNMA CMO, Ser 2009-22, Cl SA, IO
6.041%, 04/20/39 (B)	3,985	348
GNMA CMO, Ser 2009-24, Cl DS, IO
6.071%, 03/20/39 (B)	2,369	261
GNMA CMO, Ser 2009-25, Cl SE, IO
7.371%, 09/20/38 (B)	1,530	157
GNMA CMO, Ser 2009-31, Cl TS, IO
6.071%, 03/20/39 (B)	4,084	389
GNMA CMO, Ser 2009-33, Cl TI, IO
6.000%, 05/20/39	669	91
GNMA CMO, Ser 2009-42, Cl IY, IO
1.000%, 06/16/37 (B)	3,261	75
GNMA CMO, Ser 2009-42, Cl SC, IO
5.851%, 06/20/39 (B)	1,423	132
GNMA CMO, Ser 2009-43, Cl SA, IO
5.721%, 06/20/39 (B)	3,557	326
GNMA CMO, Ser 2009-44, Cl MV
6.000%, 04/20/20	1,433	1,574
GNMA CMO, Ser 2009-6, Cl SH, IO
5.811%, 02/20/39 (B)	3,019	283
GNMA CMO, Ser 2009-65, Cl TS, IO
6.171%, 12/20/38 (B)	5,430	575
GNMA CMO, Ser 2009-65, Cl IQ, IO
6.000%, 12/20/38	1,810	238
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/39	2,245	2,432
GNMA, Ser 2002-57, Cl SB
109.022%, 08/16/32	106	331

		1,839,170

Non-Agency Mortgage-Backed Obligations — 15.3%
American Home Mortgage Assets, Ser 2006-5, Cl A1
1.391%, 11/25/46 (B)	1,640	763
American Home Mortgage Assets, Ser 2007-2, Cl A1
0.354%, 03/25/47 (B)	13,856	7,354
ASG Resecuritization Trust, Ser 2009-2, Cl A55
5.800%, 05/24/36 (B) (D)	1,140	1,137

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ASG Resecuritization Trust, Ser 2009-3, Cl A65
5.573%, 03/26/37 (B) (D)	$2,404	$2,366
ASG Resecuritization Trust, Ser 2009-4, Cl A60
6.000%, 06/28/37 (D)	1,774	1,757
Asset Securitization, Ser 1996-D3, Cl A2
7.776%, 10/13/26 (B)	2,159	2,288
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 2A4
5.000%, 09/25/18	514	516
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 1A1
6.000%, 01/25/34	419	402
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 2A1
6.000%, 01/25/34	837	804
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 1CB1
5.500%, 09/25/33	620	622
Banc of America Alternative Loan Trust, Ser 2003-9, Cl 1CB2
5.500%, 11/25/33	988	991
Banc of America Alternative Loan Trust, Ser 2004-1, Cl 5A1
5.500%, 02/25/19	702	677
Banc of America Alternative Loan Trust, Ser 2004-8, Cl 3A1
5.500%, 09/25/19	619	616
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
6.194%, 11/25/21 (B)	309	271
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
6.172%, 04/25/37 (B)	488	301
Banc of America Commercial Mortgage, Cl E
7.634%, 09/15/32 (B)	767	765
Banc of America Commercial Mortgage, Cl A4
5.414%, 09/10/47	1,840	1,811
Banc of America Commercial Mortgage Securities, Ser 2002- PB2, Cl B
6.309%, 06/11/35	1,075	1,131
Banc of America Commercial Mortgage Securities, Ser 2002- PB2, Cl A4
6.186%, 06/11/35	5,100	5,403
Banc of America Commercial Mortgage Securities, Ser 2003- 1, Cl A1
3.878%, 09/11/36	2,394	2,434
Banc of America Commercial Mortgage Securities, Ser 2005- 3, Cl A4
4.668%, 07/10/43	4,794	4,746
Banc of America Commercial Mortgage Securities, Ser 2005- 4, Cl A5A
4.933%, 07/10/45	1,036	1,033

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	7

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Banc of America Commercial Mortgage Securities, Ser 2005- 5, Cl A4
5.115%, 10/10/45 (B)	$300	$307
Banc of America Commercial Mortgage Securities, Ser 2005- 6, Cl A4
5.178%, 09/10/47 (B)	866	899
Banc of America Commercial Mortgage Securities, Ser 2006- 4, Cl A4
5.634%, 07/10/46	800	802
Banc of America Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/43	500	444
Banc of America Commercial Mortgage, Ser 2006-1, Cl A4
5.372%, 09/10/45 (B)	2,249	2,288
Banc of America Funding, Ser 2004-2, Cl 1CB1
5.750%, 09/20/34	700	637
Banc of America Funding, Ser 2004-3, Cl 1A7
5.500%, 10/25/34	1,228	1,223
Banc of America Funding, Ser 2005-B, Cl 2A1
4.792%, 04/20/35 (B)	4,668	3,229
Banc of America Mortgage Securities, Cl 3A1
5.000%, 04/25/19	538	541
Banc of America Mortgage Securities, Ser 2003-3, Cl 2A1
0.779%, 05/25/18 (B)	532	506
Banc of America Mortgage Securities, Ser 2004-5, Cl 4A1
4.750%, 06/25/19	465	465
Banc of America Mortgage Securities
4.143%, 06/25/33 (B)	463	420
Banc of America Mortgage Securities, Ser 2004-3, Cl 1A23
4.500%, 04/25/34	988	991
Banc of America Mortgage Securities, Ser 2004-9, Cl 3A1
6.500%, 09/25/32	301	298
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/34 (D)
BCAP LLC Trust, Ser 2009-RR10, Cl 17A1	1,493	1,478
5.750%, 06/26/37 (D)	2,303	2,280
BCAP LLC Trust, Ser 2009-RR13, Cl 11A1
5.250%, 05/26/37 (B) (D)	880	880
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl 14A
5.163%, 05/25/34 (B)	619	625
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-3, Cl A1
2.530%, 08/25/35 (B)	681	658

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
5.273%, 05/25/34 (B)	$3,257	$3,190
Bear Stearns Alt-A Trust, Ser 2005-2, Cl 2A4
3.090%, 04/25/35 (B)	270	195
Bear Stearns Asset-Backed Securities Trust, Ser 2006-AC1, Cl 1A1
5.750%, 02/25/36	2,356	1,691
Bear Stearns Commercial Mortgage Securities, Ser 2005-5, Cl A1
5.455%, 03/11/39 (B)	300	311
Bear Stearns Commercial Mortgage Securities, Ser 2001- TOP4, Cl A3
5.610%, 11/15/33	1,709	1,779
Bear Stearns Commercial Mortgage Securities, Ser 2002- TOP6, Cl A2
6.460%, 10/15/36	3,645	3,881
Bear Stearns Commercial Mortgage Securities, Ser 2002- TOP8, Cl A2
4.830%, 08/15/38	3,071	3,201
Bear Stearns Commercial Mortgage Securities, Ser 2003- T-12, Cl A3
4.240%, 08/13/39 (B)	735	745
Bear Stearns Commercial Mortgage Securities, Ser 2004- PWR4, Cl A3
5.468%, 06/11/41 (B)	751	778
Bear Stearns Commercial Mortgage Securities, Ser 2004- PWR4, Cl A2
5.286%, 06/11/41 (B)	1,485	1,542
Bear Stearns Commercial Mortgage Securities, Ser 2005- PWR9, Cl AAB
4.804%, 09/11/42	1,280	1,326
Bear Stearns Commercial Mortgage Securities, Ser 2005- T20, Cl A4A
5.149%, 10/12/42 (B)	6,500	6,792
Bear Stearns Commercial Mortgage Securities, Ser 2006- T24, Cl A4
5.537%, 10/12/41	300	310
Bear Stearns Commercial Mortgage Securities, Ser 2007- PW10, Cl A4
5.405%, 12/11/40 (B)	4,367	4,489
Bear Stearns Commercial Mortgage Securities, Ser 2007- PW17, Cl A3
5.736%, 06/11/50	2,640	2,733
Chase Mortgage Finance, Ser 2003-S15, Cl 2A10
0.679%, 01/25/34 (B)	805	798

8	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Chase Mortgage Finance, Ser 2003-S9, Cl AP, PO
14.040%, 10/25/18	$363	$260
Chase Mortgage Finance, Ser 2005-A1, Cl 2A3
5.233%, 12/25/35 (B)	13,166	10,372
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
4.126%, 02/25/37 (B)	495	474
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
3.968%, 07/25/37 (B)	777	729
Citicorp Mortgage Securities, Cl 1A2
4.500%, 05/25/33	275	277
Citicorp Mortgage Securities, Ser 2004-3, Cl A8
5.250%, 05/25/34	507	507
Citigroup Deutsche Bank Commercial Mortgage, Ser 2007-CD4, Cl A4
5.322%, 12/11/49	6,855	6,202
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
5.072%, 08/25/34 (B)	874	892
Citigroup Mortgage Loan Trust, Ser 2005-11, Cl A3
4.900%, 12/25/35 (B)	6,355	5,404
Citigroup Mortgage Loan Trust, Ser 2009-5, Cl 8A1
6.000%, 06/25/36 (D)	1,513	1,395
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4
6.975%, 01/17/32 (B)	4,560	4,966
Commercial Mortgage Asset Trust, Ser 1999-C2, Cl A2
7.546%, 11/17/32 (B)	25	25
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A4B
6.019%, 12/10/49 (B)	10,960	10,281
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl AJ
6.020%, 12/10/49 (B)	1,210	558
Commercial Mortgage Pass- Through Certificates, Ser 2004- LB3A, Cl A5
5.314%, 07/10/37 (B)	1,876	1,926
Commercial Mortgage Pass- Through Certificates, Ser 2004- LB2A, Cl A4
4.715%, 03/10/39	1,667	1,697
Commercial Mortgage Pass- Through Certificates, Ser 2005- LP5, Cl A4
4.982%, 05/10/43 (B)	600	614
Commercial Mortgage Pass- Through Certificates , Ser 2001-J2A, Cl A2
6.096%, 07/16/34 (D)	5,564	5,816
Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/33	2,762	2,729

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Countrywide Alternative Loan Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/34	$2,391	$1,986
Countrywide Alternative Loan Trust, Ser 2004-32CB, Cl 2A3, IO
4.871%, 02/25/35 (B)	45,502	4,315
Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/34	439	435
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/31	1,356	1,244
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl PO, PO
0.000%, 11/25/31	382	237
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 2A1
1.831%, 08/25/35 (B)	4,211	1,901
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.581%, 08/25/35 (B)	1,090	537
Countrywide Alternative Loan Trust, Ser 2005-56, Cl 4A1
0.539%, 11/25/35 (B)	8,006	4,461
Countrywide Alternative Loan Trust, Ser 2005-59, Cl 1A1
0.559%, 11/20/35 (B)	9,622	5,046
Countrywide Alternative Loan Trust, Ser 2005-72, Cl A1
0.499%, 01/25/36 (B)	3,031	1,778
Countrywide Alternative Loan Trust, Ser 2006-0A9, Cl 2A1A
0.439%, 07/20/46 (B)	641	247
Countrywide Alternative Loan Trust, Ser 2006-OA11, Cl A4
0.419%, 09/25/46 (B)	10,114	4,351
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-56, Cl 6A1
3.465%, 12/25/33 (B)	620	516
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J1, Cl A6
5.250%, 09/25/33	1,000	1,015
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J7, Cl 4A3
9.477%, 08/25/18 (B)	252	228
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-20, Cl 2A1
3.083%, 09/25/34 (B)	96	40
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/19	1,892	1,875
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-20, Cl A7
5.250%, 12/25/27	811	746

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	9

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-R3, Cl AF
0.629%, 09/25/35 (B) (D)	$7,494	$6,310
Credit Suisse First Boston Mortgage Securities, 2005-C1, Cl A4
5.014%, 02/15/38 (B)	1,931	1,970
Credit Suisse First Boston Mortgage Securities, Ser 2003- 29, Cl 5A1
7.000%, 12/25/33	351	338
Credit Suisse First Boston Mortgage Securities, Ser 2001- CKN5, Cl A4
5.435%, 09/15/34	3,282	3,395
Credit Suisse First Boston Mortgage Securities, Ser 2002- CKS4, Cl A1
4.485%, 11/15/36	70	72
Credit Suisse First Boston Mortgage Securities, Ser 2002- CKS4, Cl A2
5.183%, 11/15/36	6,381	6,690
Credit Suisse First Boston Mortgage Securities, Ser 2002- CP5, Cl A2
4.940%, 12/15/35	987	1,031
Credit Suisse First Boston Mortgage Securities, Ser 2003- 29, Cl 8A1
6.000%, 11/25/18	709	690
Credit Suisse First Boston Mortgage Securities, Ser 2003- CK2, Cl A4
4.801%, 03/15/36	1,215	1,265
Credit Suisse First Boston Mortgage Securities, Ser 2003- CPN1, Cl A2
4.597%, 03/15/35	851	878
Credit Suisse First Boston Mortgage Securities, Ser 2004- AR5, Cl 7A2
3.618%, 06/25/34 (B)	909	869
Credit Suisse First Boston Mortgage Securities, Ser 2005- 4, Cl 3A24
18.208%, 06/25/35 (B)	362	340
Credit Suisse First Boston Mortgage Securities, Ser 2005- C1, Cl A3
4.813%, 02/15/38	397	399
Credit Suisse First Boston Mortgage Securities, Ser 2005- C5, Cl A4
5.100%, 08/15/38 (B)	1,333	1,364
Credit Suisse First Boston Mortgage Securities, Ser 2005- C2, Cl A4
4.832%, 04/15/37	1,199	1,205

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Credit Suisse First Boston Mortgage Securities, Ser 2005- C6, Cl A4
5.230%, 12/15/40 (B)	$13,000	$13,268
Credit Suisse Mortgage Capital Certificates, Ser 2006-C4, Cl A3
5.467%, 09/15/39	12,930	11,602
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	10,517	9,251
Credit Suisse Mortgage Capital Certificates, Ser 2009-12R, Cl 7A1
5.500%, 10/27/35 (D)	1,043	1,040
CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/48	7,040	6,513
Deutsche ALT-A Securities Alternate Loan Trust, Ser 2005- 1, Cl 2A1
5.626%, 02/25/20 (B)	437	435
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.629%, 11/19/44 (B)	2,232	813
DSLA Mortgage Loan Trust, Ser 2006-AR1, Cl 1A1A
1.391%, 03/19/46 (B)	418	170
First Horizon Alternative Mortgage Securities, Ser 2006-FA6, Cl 2A10
6.000%, 11/25/36	23	18
First Horizon Asset Securities, Ser 2003-8, Cl 2A1
4.500%, 09/25/18	1,630	1,632
First Horizon Home Loans, Ser 01K34, Cl 1K
6.054%, 10/01/37 (B)	2,936	3,047
First Union National Bank Commercial Mortgage, Ser 2002-C1, Cl A2
6.141%, 02/12/34	937	989
First Union National Bank Commercial Mortgage, Ser 2000-C2, Cl B
7.281%, 10/15/32 (B)	500	512
First Union National Bank Commercial Mortgage, Ser 2000-C2, Cl A2
7.202%, 10/15/32	54	55
First Union National Bank Commercial Mortgage, Ser 2001-C4, Cl B
6.417%, 12/12/33	926	948
GE Capital Commercial Mortgage, Ser 2001-2, Cl A3
6.030%, 08/11/33	190	192
GE Capital Commercial Mortgage, Ser 2001-3, Cl A1
5.560%, 06/10/38	238	243
GE Capital Commercial Mortgage, Ser 2002-1A, Cl A3
6.269%, 12/10/35	1,562	1,659

10	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GE Capital Commercial Mortgage, Ser 2005-C4, Cl A4
5.339%, 11/10/45 (B)	$4,128	$4,262
GE Capital Commercial Mortgage, Ser 2007-C1, Cl A4
5.543%, 12/10/49	1,000	863
GMAC Commercial Mortgage Securities, Ser 2004-C2, Cl A4
5.301%, 08/10/38 (B)	1,524	1,568
GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl B
6.790%, 04/15/34	474	497
GMAC Commercial Mortgage Securities, Ser 2000-C2, Cl A2
7.455%, 08/16/33 (B)	74	74
GMAC Commercial Mortgage Securities, Ser 2002-C3, Cl A2
4.930%, 07/10/39	3,009	3,150
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl A2
5.485%, 05/10/40 (B)	1,259	1,339
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/40	5,138	5,385
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl A4
5.238%, 11/10/45 (B)	700	710
GMAC Mortgage Loan Trust, Cl 1A1
5.000%, 01/25/20	726	729
GMAC Mortgage Loan Trust, Ser 2003-AR1, Cl A4
4.098%, 10/19/33 (B)	2,457	2,322
GMAC Mortgage Loan Trust, Ser 2003-GH2, Cl A4
5.000%, 10/25/33	777	742
GMAC Mortgage Loan Trust, Ser 2003-J7, Cl A7
5.000%, 11/25/33	1,093	965
GMAC Mortgage Loan Trust, Ser 2004-J4, Cl A1
5.500%, 09/25/34	312	310
GMAC Mortgage Loan Trust, Ser 2005-AR5 , Cl 3A1
4.968%, 09/19/35 (B)	235	200
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
5.181%, 11/19/35 (B)	1,054	855
Greenpoint Mortgage Funding Trust, Ser 2007-AR1, Cl 1A1A
0.309%, 02/25/47 (B)	12,925	9,945
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A6
5.135%, 06/10/36 (B)	1,156	1,196
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl AAB
5.190%, 04/10/37 (B)	335	350
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/37 (B)	6,293	6,315

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A2
5.117%, 04/10/37	$2,721	$2,766
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
5.883%, 07/10/38 (B)	15,396	15,263
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/39	7,000	6,650
GS Mortgage Securities II, Ser 2004-C1, Cl A2
4.319%, 10/10/28	1,952	1,973
GS Mortgage Securities II, Ser 2001-GL3A, Cl A2
6.449%, 08/05/18 (B) (D)	6,681	7,148
GS Mortgage Securities II, Ser 2005-GG4, Cl AABA
4.680%, 07/10/39	6,026	6,192
GS Mortgage Securities II, Ser 2006-GG6, Cl A4
5.553%, 04/10/38 (B)	1,000	983
GS Mortgage Securities II, Ser 2006-GG6, Cl A2
5.506%, 04/10/38 (B)	460	469
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/27 (B) (D)	5	5
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AF
0.579%, 09/25/35 (B) (D)	3,044	2,418
GSMPS Mortgage Loan Trust, Ser 2006-RP2, Cl 1AF1
0.629%, 04/25/36 (B) (D)	2,218	1,847
GSR Mortgage Loan Trust, Cl 2A3
6.000%, 09/25/34	342	317
GSR Mortgage Loan Trust, Cl 8A3
0.729%, 06/25/35 (B)	926	833
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/37	125	99
Harborview Mortgage Loan Trust, Ser 2005-01, Cl X, IO
2.390%, 03/19/35	11,200	415
Harborview Mortgage Loan Trust, Ser 2005-12, Cl X2B, IO
2.141%, 10/19/35 (B)	22,354	803
Heller Financial Commercial Mortgage Asset, Ser 1999-PH1, Cl C
7.023%, 05/15/31 (B)	61	61
Impac Secured Assets CMN Owner Trust, Ser 2003-2, Cl A1
5.500%, 08/25/33	971	974
Impac Secured Assets CMN Owner Trust, Ser 2006-2, Cl 2A1
0.579%, 08/25/36 (B)	1,649	1,309
Indymac INDA Mortgage Loan Trust, Ser 2007-AR7, Cl 1A1
6.154%, 11/25/37 (B)	2,056	1,513

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	11

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Alternative Loan Trust, Ser 2006-A7, Cl 2A6
5.750%, 12/25/36 (B)	$11,300	$4,352
JPMorgan Chase Commercial Mortgage Securities, 2006- LPD9, Cl A3
5.336%, 05/15/47	2,246	2,084
JPMorgan Chase Commercial Mortgage Securities, Ser 2007- C1, Cl A4
5.716%, 02/15/51	2,893	2,536
JPMorgan Chase Commercial Mortgage Securities, Ser 2009- IWST, Cl A2
5.633%, 12/05/27 (D)	3,564	3,738
JPMorgan Chase Commercial Mortgage Securities, Ser 2008- C2, Cl A1
5.017%, 02/12/51	124	127
JPMorgan Chase Commercial Mortgage Securities, Ser 2000- C10, Cl A2
7.371%, 08/15/32 (B)	221	221
JPMorgan Chase Commercial Mortgage Securities, Ser 2001- CIB3, Cl A3
6.465%, 11/15/35	5,615	5,927
JPMorgan Chase Commercial Mortgage Securities, Ser 2002- CIB4, Cl A3
6.162%, 05/12/34	5,517	5,855
JPMorgan Chase Commercial Mortgage Securities, Ser 2002- CIB5, Cl A2
5.161%, 10/12/37	1,137	1,193
JPMorgan Chase Commercial Mortgage Securities, Ser 2003- PM1A, Cl A4
5.326%, 08/12/40 (B)	1,911	2,003
JPMorgan Chase Commercial Mortgage Securities, Ser 2004- C3, Cl A2
4.223%, 01/15/42	9,697	9,703
JPMorgan Chase Commercial Mortgage Securities, Ser 2004- CB9, Cl A4
5.376%, 06/12/41 (B)	3,594	3,688
JPMorgan Chase Commercial Mortgage Securities, Ser 2005- LDP4, Cl A4
4.918%, 10/15/42 (B)	1,777	1,802
JPMorgan Chase Commercial Mortgage Securities, Ser 2006- CB14, Cl A4
5.481%, 12/12/44 (B)	2,089	2,117
JPMorgan Chase Commercial Mortgage Securities, Ser 2006- LDP7, Cl A2
5.860%, 04/15/45 (B)	2,400	2,478

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Chase Commercial Mortgage Securities, Ser 2006- LDP8, Cl A4
5.399%, 05/15/45	$500	$497
JPMorgan Chase Commercial Mortgage Securities, Ser 2007- CB19, Cl A2
5.747%, 02/12/49 (B)	774	811
JPMorgan Chase Commercial Mortgage Securities, Ser 2007- LD12, Cl A4
5.882%, 02/15/51 (B)	7,877	7,518
JPMorgan Chase Commercial Mortgage Securities, Ser 2007- LDPX, Cl A3
5.420%, 01/15/49	10,442	9,530
JPMorgan Chase Commercial Mortgage Securities, Ser 2007- LDPX, Cl A2S
5.305%, 01/15/49	7,733	7,638
JPMorgan Chase Commercial Mortgage Securities, Ser 2001- CIBC, Cl A3
6.260%, 03/15/33	679	697
JPMorgan Commercial Mortgage Finance, 2000-C10, Cl C
7.642%, 08/15/32 (B)	903	904
JPMorgan Mortgage Trust, Ser 2004-A3, Cl 4A1
4.278%, 07/25/34 (B)	350	350
JPMorgan Mortgage Trust, Ser 2004-A4, Cl 1A1
4.626%, 09/25/34 (B)	393	396
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
4.561%, 06/25/34 (B)	4,310	4,230
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 4A4
4.830%, 12/25/34 (B)	11,500	10,343
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 4A2
4.829%, 12/25/34 (B)	2,974	3,011
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
4.309%, 04/25/35 (B)	360	330
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 11A2
4.501%, 06/25/35 (B)	13,065	9,839
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 2A2
5.759%, 04/25/36 (B)	13,400	10,809
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
4.055%, 08/25/34 (B)	2,489	2,378
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 3A4
5.733%, 05/25/36 (B)	14,500	11,860
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 6A1
3.993%, 08/25/34 (B)	1,161	1,022

12	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A1
6.155%, 04/15/41 (B)	$707	$733
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl A4
5.882%, 06/15/38 (B)	3,035	3,040
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4
5.372%, 09/15/39	2,290	2,310
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A2
5.868%, 06/15/32 (B)	463	479
LB-UBS Commercial Mortgage Trust, Ser 2000-C5, Cl A2
6.510%, 12/15/26	6	6
LB-UBS Commercial Mortgage Trust, Ser 2001-C2, Cl A2
6.653%, 11/15/27	608	632
LB-UBS Commercial Mortgage Trust, Ser 2002-C2, Cl A4
5.594%, 06/15/31	13,224	14,005
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A4
4.563%, 09/15/26	941	967
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A5
4.853%, 09/15/31	2,169	2,268
LB-UBS Commercial Mortgage Trust, Ser 2003-C3, Cl A4
4.166%, 05/15/32	576	591
LB-UBS Commercial Mortgage Trust, Ser 2003-C8, Cl A4
5.124%, 11/15/32 (B)	18,092	18,976
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A5
4.628%, 10/15/29	853	863
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.156%, 02/15/31	350	358
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A2
5.318%, 02/15/40	2,382	2,456
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AAB
5.403%, 02/15/40	413	414
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/40	1,841	1,886
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
3.097%, 11/21/34 (B)	11,650	10,852
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A6
3.097%, 11/21/34 (B)	1,200	1,190
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7
3.097%, 11/21/34 (B)	1,585	1,396
Master Adjustable Rate Mortgages Trust, Ser 2007-3, Cl 12A1
0.429%, 05/25/47 (B)	17,946	9,125

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Master Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/34	$2,439	$2,423
Master Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/34 (D)	3,700	3,369
Master Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
0.579%, 05/25/35 (B) (D)	714	580
Master Reperforming Loan Trust, Ser 2006-1, Cl 1A1F
0.589%, 07/25/35 (B) (D)	1,632	1,345
Master Resecuritization Trust, Ser 2005-PO, Cl 3PO
11.744%, 05/28/35 (D)	626	363
MASTR Alternative Loans Trust, Ser 2003-9, Cl 2A1
6.000%, 12/25/33	603	585
MASTR Alternative Loans Trust, Ser 2006-3, Cl AA3
6.250%, 07/25/36	802	584
MASTR Asset Securitization Trust, Ser 2003-2, Cl 1A1
5.000%, 03/25/18	221	227
MASTR Asset Securitization Trust, Ser 2004-10, Cl SA1
0.629%, 11/25/34 (B)	149	141
Merrill Lynch Mortgage Investors, Ser 2003-A4, Cl A2
3.441%, 07/25/33 (B)	262	256
Merrill Lynch Mortgage Investors, Ser 2004-A4, Cl A2
3.122%, 08/25/34 (B)	495	493
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.261%, 02/25/34 (B)	4,935	4,979
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 2A1
3.169%, 02/25/34 (B)	254	251
Merrill Lynch Mortgage Investors, Ser 2005-A2, Cl A2
2.800%, 02/25/35 (B)	231	208
Merrill Lynch Mortgage Trust, Ser 2006-C1, Cl A4
5.656%, 05/12/39 (B)	355	364
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A3A
4.949%, 07/12/38 (B)	1,254	1,262
Merrill Lynch Mortgage Trust, Ser 2006-1, Cl 1A
2.726%, 02/25/36 (B)	526	397
Merrill Lynch, Ser 2006-4, Cl A3
5.172%, 12/12/49 (B)	16,900	15,674
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-6, Cl A4
5.485%, 03/12/51 (B)	3,700	3,134
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-7, Cl A4
5.747%, 06/12/50 (B)	6,740	5,931

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	13

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MLCC Mortgage Investors, Ser 04D, Cl A2
0.754%, 08/25/29 (B)	$527	$499
MLCC Mortgage Investors, Ser 2004-A, Cl A2
0.889%, 04/25/29 (B)	442	360
MLCC Mortgage Investors, Ser 2004-B, Cl A3
2.425%, 05/25/29 (B)	631	587
MLCC Mortgage Investors, Ser 2005-1, Cl 2A2
3.012%, 04/25/35 (B)	311	277
MLCC Mortgage Investors, Ser 2005-1, Cl 2A1
3.012%, 04/25/35 (B)	100	90
Morgan Stanley Capital I, Ser 2004-T15, Cl A2
4.690%, 06/13/41	636	643
Morgan Stanley Capital I, Ser 2003-IQ4, Cl A2
4.070%, 05/15/40	449	457
Morgan Stanley Capital I, Ser 2006-T23, Cl A4
5.810%, 08/12/41 (B)	1,959	2,067
Morgan Stanley Capital I, Ser 2007-T27, Cl A4
5.649%, 06/11/42 (B)	300	305
Morgan Stanley Capital I, Ser 2004-T15, Cl A4
5.270%, 06/13/41 (B)	1,135	1,160
Morgan Stanley Capital I, Ser 2003-IQ5, Cl A4
5.010%, 04/15/38	3,605	3,729
Morgan Stanley Capital I, Ser 2003-T11, Cl A4
5.150%, 06/13/41	2,202	2,290
Morgan Stanley Capital I, Ser 2004-HQ3, Cl A4
4.800%, 01/13/41	2,256	2,314
Morgan Stanley Capital I, Ser 2004-HQ4, Cl A7
4.970%, 04/14/40	8,260	8,233
Morgan Stanley Capital I, Ser 2004-IQ7, Cl A4
5.402%, 06/15/38 (B)	4,367	4,523
Morgan Stanley Capital I, Ser 2005-HQ5, Cl A4
5.168%, 01/14/42	680	705
Morgan Stanley Capital I, Ser 2005-HQ5, Cl AAB
5.037%, 01/14/42	3,939	4,094
Morgan Stanley Capital I, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/42	5,756	5,883
Morgan Stanley Capital I, Ser 2005-HQ7, Cl AAB
5.184%, 11/14/42 (B)	2,829	2,963
Morgan Stanley Capital I, Ser 2005-T17, Cl A4
4.520%, 12/13/41	211	216

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Morgan Stanley Capital I, Ser 2005-T17, Cl A5
4.780%, 12/13/41	$692	$705
Morgan Stanley Capital I, Ser 2006-HQ8, Cl A4
5.385%, 03/12/44 (B)	3,345	3,432
Morgan Stanley Capital I, Ser 2006-HQ8, Cl A2
5.374%, 03/12/44	2,130	2,173
Morgan Stanley Capital I, Ser 2006-T21, Cl A4
5.162%, 10/12/52 (B)	7,300	7,591
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl B
6.550%, 07/15/33	956	999
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP5, Cl A4
6.390%, 10/15/35	6,588	6,951
Morgan Stanley Dean Witter Capital I, Ser 2002-HQ, Cl A3
6.510%, 04/15/34	640	676
Morgan Stanley Dean Witter Capital I, Ser 2002-IQ2, Cl A4
5.740%, 12/15/35	539	567
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl A2
4.920%, 03/12/35	7,164	7,434
Morgan Stanley Dean Witter Capital I, Ser 2003-TOP9, Cl A2
4.740%, 11/13/36	1,328	1,382
Morgan Stanley Mortgage Loan Trust, Ser 2007-6XS, Cl 2A1S
0.339%, 02/25/47 (B)	599	456
New York Mortgage Trust, Ser 2006-1, Cl 2A2
5.582%, 05/25/36 (B)	788	706
Nomura Asset Securities, Ser 1998-D6, Cl A1C
6.690%, 03/15/30	3,457	3,733
Prime Mortgage Trust, Ser 2004- CL1, Cl 1PO, PO
22.469%, 02/25/34	168	112
Prime Mortgage Trust, Ser 2006- DR1, Cl 2A1
5.500%, 05/25/35 (D)	2,999	2,390
Prudential Mortgage Capital Funding LLC, Ser 2001-ROCK, Cl B
6.760%, 05/10/34	867	911
RBSGC Mortgage Pass Through Certificates, Ser 2007-B, Cl 1A4
0.679%, 01/25/37 (B)	6,392	3,556
Residential Accredit Loans, Ser 2003-QS18, Cl A1
5.000%, 09/25/18	630	620
Residential Accredit Loans, Ser 2003-QS19, Cl A1
5.750%, 10/25/33	609	577
Residential Accredit Loans, Ser 2004-QS7, Cl A4
5.500%, 05/25/34	1,352	979

14	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Residential Accredit Loans, Ser 2005-Q02, Cl A1
1.831%, 09/25/45 (B)	$1,193	$586
Residential Accredit Loans, Ser 2006-QO8, Cl 1A1A
0.319%, 10/25/46 (B)	6,274	5,804
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/31	1,158	1,109
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/31	2,035	1,991
Residential Asset Securitization Trust, Ser 2003-A5, Cl A1
5.500%, 06/25/33	669	641
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.151%, 12/25/34 (B)	1,981	1,737
Salomon Brothers Mortgage Securities VII, Ser 2000-C2, Cl C
7.727%, 07/18/33 (B)	1,398	1,400
Salomon Brothers Mortgage Securities VII, Ser 2002-KEY2, Cl A2
4.467%, 03/18/36	1,609	1,660
Station Place Securitization Trust Ser 2009-1, Cl A
1.729%, 01/25/40 (B) (D)	1,000	1,000
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-18, Cl 1A1
5.624%, 09/25/35 (B)	4,787	3,479
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
0.549%, 10/25/35 (B)	5,910	3,490
Structured Asset Mortgage Investments, Ser 2004-AR8, Cl A1
0.569%, 05/19/35 (B)	242	172
Structured Asset Mortgage Investments, Ser 2006-AR6, Cl 1A3
0.419%, 07/25/46 (B)	219	107
Structured Asset Mortgage Investments, Ser 2006-AR8, Cl A1A
0.429%, 10/25/36 (B)	6,765	3,584
Structured Asset Mortgage Investments, Ser 2007-AR4, Cl GA4B
0.409%, 09/25/47 (B)	19,156	9,788
Structured Asset Securities, Ser 2003-37A, Cl 2A
4.992%, 12/25/33 (B)	473	471
Structured Asset Securities, Ser 2003-32, Cl 1A1
5.149%, 11/25/33 (B)	337	338
Structured Asset Securities, Ser 2003-16, Cl A3
0.729%, 06/25/33 (B)	1,380	1,256

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Structured Asset Securities, Ser 2003-31A, Cl 2A7
2.963%, 10/25/33 (B)	$11,464	$10,455
Structured Asset Securities, Ser 2003-33H, Cl 1A1
5.500%, 10/25/33	1,208	1,176
Structured Asset Securities, Ser 2004-5H, Cl A4
5.540%, 12/25/33	1,000	977
Structured Asset Securities, Ser 2005-6 , Cl 5A8
13.443%, 05/25/35 (B)	207	201
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
0.549%, 09/25/43 (B)	244	213
Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 2A1
6.201%, 09/25/37 (B)	6,518	5,844
Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 3A1
6.192%, 09/25/37 (B)	6,569	5,661
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4, Cl A3
6.072%, 08/15/39 (B)	2,500	2,703
US Bank National Mortgage Association, Ser 2007-1, Cl A
5.920%, 05/25/12	6,131	6,385
Vendee Mortgage Trust CMO, Ser 1993-1, Cl ZB
7.250%, 02/15/23	3,109	3,449
Virginia Housing Development Authority, Ser 2006-2, Cl CTFS
6.000%, 06/25/34	649	667
Wachovia Bank Commercial Mortgage Trust, Ser 2002-C1, Cl A4
6.287%, 04/15/34	2,587	2,756
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C6, Cl A3
4.957%, 08/15/35 (B)	1,341	1,370
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C7, Cl A1
4.241%, 10/15/35 (D)	429	433
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A3
4.445%, 11/15/35	1,021	1,030
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C18, Cl A4
4.935%, 04/15/42	1,945	1,999
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.833%, 09/25/33 (B)	1,315	1,296
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A
2.850%, 08/25/33 (B)	369	367

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	15

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR8, Cl A7
2.842%, 08/25/33 (B)	$621	$588
WaMu Mortgage Pass-Through Certificates, Ser 2002-AR18, Cl A
2.772%, 01/25/33 (B)	392	364
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.825%, 10/25/33 (B)	717	642
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR6, Cl A1
3.048%, 06/25/33 (B)	682	642
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 2A
2.883%, 09/25/33 (B)	446	442
WaMu Mortgage Pass-Through Certificates, Ser 2003-MS1, Cl 1A
5.000%, 02/25/18	590	598
WaMu Mortgage Pass-Through Certificates, Ser 2003-S11, Cl 2A5
16.421%, 11/25/33 (B)	1,016	986
WaMu Mortgage Pass-Through Certificates, Ser 2003-S13, Cl 21A1
4.500%, 12/25/18	749	758
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
16.833%, 06/25/33 (B)	192	165
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/33	2,072	1,884
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR11, Cl A
2.893%, 10/25/34 (B)	51	47
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR14, Cl A1
2.754%, 01/25/35 (B)	1,857	1,774
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A1
3.120%, 06/25/34 (B)	361	338
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 7A
5.500%, 08/25/19	829	826
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR11, Cl A1A
0.549%, 08/25/45 (B)	170	129

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.519%, 10/25/45 (B)	$4,271	$3,054
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A2
0.509%, 11/25/45 (B)	6,711	4,633
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR16, Cl 1A4A
5.077%, 12/25/35 (B)	13,585	10,866
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A2
0.519%, 12/25/45 (B)	6,391	4,425
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 1A1B
1.541%, 01/25/46 (B)	3,415	844
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR13, Cl 2A
3.594%, 10/25/46 (B)	1,634	982
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR14, Cl 1A4
5.597%, 11/25/36 (B)	527	402
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR15, Cl 2A1B
3.594%, 11/25/46 (B)	2,155	684
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR15, Cl 1A1B
1.311%, 11/25/46 (B)	1,888	551
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR15, Cl 1A
1.311%, 11/25/46 (B)	3,273	1,842
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 2A
3.594%, 12/25/46 (B)	748	442
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 1A1B
1.281%, 12/25/46 (B)	651	214
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR4, Cl DA
1.441%, 06/25/46 (B)	1,405	528
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR7, Cl A1B
1.391%, 09/25/46 (B)	1,097	223
WaMu Mortgage Pass-Through Certificates, Ser 2007-HY1, Cl 4A1
5.390%, 02/25/37 (B)	9,470	6,744

16	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WaMu Mortgage Pass-Through Certificates, Ser 2007-HY1, Cl 1A1
5.677%, 02/25/37 (B)	$7,020	$5,086
WaMu Mortgage Pass-Through Certificates, Ser 2007-HY3, Cl 4A1
5.313%, 03/25/37 (B)	463	383
WaMu Mortgage Pass-Through Certificates, Ser 2007-HY3, Cl 1A1
5.567%, 03/25/37 (B)	7,988	5,683
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA5, Cl A1B
1.311%, 05/25/47 (B)	16,743	3,572
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA5, Cl 1A
1.221%, 06/25/47 (B)	13,373	7,911
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA6, Cl 1A
1.281%, 07/25/47 (B)	13,449	7,877
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/35	867	127
Washington Mutual Mortgage Pass Through Certificates, Ser 2004-AR3, Cl A2
3.120%, 06/25/34 (B)	473	445
Washington Mutual MSC Mortgage Pass-Through CTFS, Ser 2003-MS8, Cl 1P, PO
11.599%, 05/25/33	441	296
Washington Mutual MSC Mortgage Pass-Through CTFS, Ser 2003-MS9, Cl 2P, PO
15.920%, 04/25/33	863	559
Wells Fargo Mortgage Backed Securities Trust, Cl A1
5.000%, 11/25/20	749	763
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-15, Cl 1A1
4.750%, 12/25/18	2,661	2,699
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-C, Cl A6
3.246%, 02/25/33 (B)	889	879
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-J, Cl 2A5
4.437%, 10/25/33 (B)	388	379
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-K, Cl 1A1
4.473%, 11/25/33 (B)	1,703	1,698

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-B, Cl A1
4.892%, 02/25/34 (B)	$1,169	$1,154
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-E, Cl A8
4.858%, 05/25/34 (B)	1,000	1,017
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-E, Cl A2
4.500%, 05/25/34 (B)	290	289
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-EE, Cl 3A2
3.901%, 12/25/34 (B)	552	553
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-EE, Cl 3A1
3.901%, 12/25/34 (B)	368	368
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-EE, Cl 2A1
3.091%, 12/25/34 (B)	1,123	1,099
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-I, Cl 1A1
3.398%, 07/25/34 (B)	1,038	1,016
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-L, Cl A6
4.758%, 07/25/34 (B)	895	912
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-L, Cl A5
4.758%, 07/25/34 (B)	881	883
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-O, Cl A1
4.863%, 08/25/34 (B)	724	730
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-P, Cl 2A1
3.063%, 09/25/34 (B)	708	668
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-V, Cl 1A2
3.171%, 10/25/34 (B)	753	723
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-V, Cl 1A1
3.171%, 10/25/34 (B)	941	926
Wells Fargo Mortgage Backed Securities Trust, Ser 2005- AR14, Cl A1
5.388%, 08/25/35 (B)	984	849
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR8, Cl 2A1
3.206%, 06/25/35 (B)	1,310	1,223

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	17

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-2, Cl 3A1
5.750%, 03/25/36	$11,407	$9,705
Wells Fargo Mortgage Backed Securities Trust, Ser 2006- AR18, Cl 1A1
5.846%, 11/25/36 (B)	1,157	1,000
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-EE, Cl 2A2
3.091%, 12/25/34 (B)	749	719

		876,868

Total Mortgage-Backed Securities (Cost $2,736,345) ($ Thousands)		2,716,038

CORPORATE OBLIGATIONS — 26.6%

Consumer Discretionary — 1.4%
British Sky Broadcasting Group
9.500%, 11/15/18(D)	2,270	2,947
Comcast
6.500%, 01/15/17	2,425	2,710
6.500%, 01/15/15 (A)	3,635	4,125
6.400%, 03/01/40	2,005	2,040
5.150%, 03/01/20	2,920	2,947
Comcast Cable Communications
8.375%, 03/15/13	3,487	4,048
6.750%, 01/30/11 (A)	1,840	1,931
COX Communications
5.450%, 12/15/14	235	258
CVS Lease Pass-Through
6.600%, 03/15/19	280	314
6.036%, 12/10/28 (D)	10,045	10,032
5.880%, 01/10/28 (D)	177	176
5.789%, 01/10/26 (D)	1,962	1,928
DaimlerChrysler
7.300%, 01/15/12	2,515	2,746
6.500%, 11/15/13	460	513
Eastman Kodak
7.250%, 11/15/13	2,445	2,304
Grupo Televisa
6.625%, 01/15/40 (D)	3,005	2,953
Historic TW
9.150%, 02/01/23	500	615
Kohl’s
6.250%, 12/15/17	255	287
Lowe’s MTN
7.110%, 05/15/37	400	483
McDonald’s MTN
5.350%, 03/01/18 (A)	3,770	4,098
News America
7.300%, 04/30/28	350	388
6.650%, 11/15/37	260	276
6.200%, 12/15/34	315	317
News America Holdings
8.875%, 04/26/23	200	257
Reed Elsevier Capital
8.625%, 01/15/19	2,460	3,078
Staples
9.750%, 01/15/14 (A)	305	373
Target
4.000%, 06/15/13	355	375

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
TCI Communications
8.750%, 08/01/15	$701	$862
7.125%, 02/15/28	400	431
Thomson Reuters
5.950%, 07/15/13	1,705	1,900
4.700%, 10/15/19	250	253
Time Warner
7.700%, 05/01/32	1,385	1,632
6.875%, 05/01/12	130	143
Time Warner Cable
8.750%, 02/14/19	5,170	6,445
8.250%, 04/01/19	3,235	3,930
7.300%, 07/01/38 (A)	400	454
6.750%, 07/01/18	120	134
5.850%, 05/01/17	1,230	1,323
Time Warner Entertainment
8.375%, 07/15/33	1,180	1,439
Viacom
6.250%, 04/30/16	300	335
Wal-Mart Stores
6.200%, 04/15/38	1,550	1,697
5.800%, 02/15/18	3,360	3,771

		77,268

Consumer Staples — 1.2%
Altria Group
10.200%, 02/06/39	1,025	1,387
9.700%, 11/10/18	4,860	6,121
9.250%, 08/06/19	1,690	2,093
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19 (D)	4,050	4,875
7.200%, 01/15/14 (D)	100	115
5.375%, 01/15/20	3,150	3,308
4.125%, 01/15/15	5,465	5,630
Bunge Finance
8.500%, 06/15/19	350	408
5.900%, 04/01/17	107	110
Cargill
7.350%, 03/06/19 (D)	400	468
Diageo Capital
7.375%, 01/15/14	8,580	10,104
Diageo Finance BV
5.500%, 04/01/13	300	329
Kraft Foods
6.750%, 02/19/14	200	227
6.500%, 02/09/40	3,440	3,604
6.125%, 08/23/18	700	772
5.375%, 02/10/20	11,230	11,618
PepsiCo
7.900%, 11/01/18 (A)	4,170	5,224
5.500%, 01/15/40 (A)	3,735	3,790
Reynolds American
7.250%, 06/01/12	2,090	2,284
SABMiller
5.500%, 08/15/13 (D)	320	346
Safeway
6.350%, 08/15/17	5,196	5,811

		68,624

Energy — 3.0%
Anadarko Finance, Ser B
7.500%, 05/01/31	3,293	3,709

18	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Anadarko Petroleum
8.700%, 03/15/19	$3,191	$4,012
7.625%, 03/15/14	450	522
6.950%, 06/15/19 (A)	90	104
6.450%, 09/15/36	2,190	2,296
5.950%, 09/15/16	5,010	5,478
ANR Pipeline
9.625%, 11/01/21	100	135
Apache
6.000%, 09/15/13	3,300	3,716
5.625%, 01/15/17	390	432
Baker Hughes
7.500%, 11/15/18	4,440	5,386
Cenovus Energy
5.700%, 10/15/19 (D)	1,900	2,004
Conoco Funding
7.250%, 10/15/31	885	1,038
6.950%, 04/15/29 (A)	3,685	4,264
6.350%, 10/15/11	430	467
ConocoPhillips
6.000%, 01/15/20	460	514
5.900%, 10/15/32	10	10
5.900%, 05/15/38	700	726
Duke Capital LLC
8.000%, 10/01/19	702	837
El Paso
6.950%, 06/01/28	2,250	2,009
EnCana
6.500%, 05/15/19 (A)	565	638
Energy Transfer Partners
9.000%, 04/15/19 (A)	3,175	3,907
8.500%, 04/15/14	1,745	2,042
6.700%, 07/01/18	4,900	5,377
Enterprise Products Operating LLC
9.750%, 01/31/14	7,250	8,836
Gaz Capital for Gazprom
6.212%, 11/22/16 (D)	427	431
Halliburton
6.150%, 09/15/19 (A)	300	338
Hess
8.125%, 02/15/19	4,200	5,134
7.875%, 10/01/29	1,130	1,371
7.300%, 08/15/31	4,335	5,004
Husky Energy
7.250%, 12/15/19	2,935	3,423
5.900%, 06/15/14	1,715	1,881
Kerr-McGee
6.950%, 07/01/24	2,325	2,634
Kinder Morgan Energy Partners
7.125%, 03/15/12	1,760	1,941
6.950%, 01/15/38	385	421
6.000%, 02/01/17	3,140	3,393
5.950%, 02/15/18	350	377
5.000%, 12/15/13	1,190	1,284
Knight
6.500%, 09/01/12	7,315	7,662
Marathon Oil
7.500%, 02/15/19 (A)	300	350
Occidental Petroleum
7.000%, 11/01/13	7,060	8,251

Description	Face Amount ($` Thousands)	Market Value ($ Thousands)
Pemex Project Funding Master Trust
6.625%, 06/15/35	$5,602	$5,347
0.852%, 12/03/12 (B) (D)	201	198
Petrobras International Finance
7.875%, 03/15/19 (A)	3,520	4,054
6.875%, 01/20/40	1,890	1,925
6.125%, 10/06/16	1,300	1,383
5.750%, 01/20/20	1,127	1,137
Petro-Canada
6.800%, 05/15/38	250	275
6.050%, 05/15/18	260	281
Ras Laffan Liquefied Natural Gas III
5.500%, 09/30/14 (A) (D)	3,400	3,587
4.500%, 09/30/12(D)	2,340	2,439
Shell International Finance BV
6.375%, 12/15/38	2,790	3,125
4.300%, 09/22/19	1,000	994
4.000%, 03/21/14	2,380	2,517
Sonat
7.625%, 07/15/11	2,880	2,998
Suncor Energy
6.500%, 06/15/38	2,440	2,588
Talisman Energy
7.750%, 06/01/19	390	465
Tosco
7.800%, 01/01/27	210	253
Total Capital
3.125%, 10/02/15	3,985	3,989
TransCanada PipeLines
6.500%, 08/15/18	425	486
Union Pacific Resources Group
7.150%, 05/15/28	150	167
Valero Energy
9.375%, 03/15/19	7,860	9,444
6.625%, 06/15/37	1,500	1,439
Williams
8.750%, 03/15/32 (A)	1,606	2,031
7.875%, 09/01/21	2,862	3,506
7.750%, 06/15/31	548	631
Williams Partners
6.300%, 04/15/40 (D)	2,470	2,470
5.250%, 03/15/20 (A) (D)	1,140	1,158
3.800%, 02/15/15 (D)	1,505	1,520
Williams, Ser A
7.500%, 01/15/31	15	17
XTO Energy
7.500%, 04/15/12	1,320	1,480
6.750%, 08/01/37	1,130	1,332
6.250%, 08/01/17	380	434
5.650%, 04/01/16	390	437
5.500%, 06/15/18	4,802	5,228
4.625%, 06/15/13	100	108

		171,797

Financials — 13.5%
Achmea Hypotheekbank
3.200%, 11/03/14 (D)	7,475	7,624
Aegon, Ser CMS
3.923%, 07/29/49 (B)	2,180	1,300
Aiful
5.000%, 08/10/10 (A) (D)	1,800	1,703

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	19

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Allied World Assurance Holdings
7.500%, 08/01/16	$2,000	$2,175
Allstate
5.000%, 08/15/14	300	323
American Express
7.250%, 05/20/14 (A)	2,550	2,907
7.000%, 03/19/18 (A)	500	561
6.800%, 09/01/66 (B)	2,545	2,392
5.875%, 05/02/13	2,100	2,277
American Express Credit MTN
7.300%, 08/20/13	500	564
5.125%, 08/25/14	5,900	6,288
American General Finance MTN
6.900%, 12/15/17	1,500	1,076
American International Group
8.250%, 08/15/18	980	899
6.250%, 03/15/37	5,000	2,800
5.850%, 01/16/18	2,670	2,156
ANZ National Int’l
2.375%, 12/21/12 (D)	190	191
ASIF Global Financing XIX
4.900%, 01/17/13 (D)	450	441
Associates Corp of North America
6.950%, 11/01/18	450	471
Australia & New Zealand Banking
Group
0.720%, 10/29/49 (B)	1,400	886
BA Covered Bond Issuer
5.500%, 06/14/12 (D)	1,500	1,602
BAC Capital Trust XIV
5.630%, 03/15/12 (B)	180	126
BAC Capital Trust XV
1.056%, 06/01/56 (B)	9,235	5,685
Bank of America
7.625%, 06/01/19	5,145	5,818
7.375%, 05/15/14	4,025	4,526
6.500%, 08/01/16	500	537
6.000%, 09/01/17	2,220	2,287
5.750%, 12/01/17	3,235	3,276
5.420%, 03/15/17	2,500	2,444
Bank of America, Ser 2001-
7.400%, 01/15/11	2,500	2,633
Bank of Ireland
0.500%, 12/29/49 (B)	1,030	330
Bank of New York Mellon MTN
4.600%, 01/15/20	160	162
Bank of Nova Scotia
3.400%, 01/22/15	328	335
Bank of Scotland
0.687%, 11/29/49 (B)	330	158
Bank of Tokyo-Mitsubishi UFJ
3.850%, 01/22/15 (A) (D)	2,227	2,285
Bank One
7.875%, 08/01/10	4,440	4,573
Barclays Bank
6.050%, 12/04/17 (D)	2,490	2,554
5.200%, 07/10/14	1,430	1,530
5.125%, 01/08/20	2,935	2,882
5.000%, 09/22/16	7,950	8,116
2.500%, 01/23/13	500	500
0.500%, 08/07/49 (B)	380	228

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Barnett Capital III
0.874%, 02/01/27 (B)	$600	$390
BB&T
6.850%, 04/30/19	115	131
4.900%, 06/30/17	400	400
3.850%, 07/27/12	150	157
3.375%, 09/25/13	620	636
Bear Stearns
7.250%, 02/01/18	2,930	3,399
6.950%, 08/10/12 (A)	1,730	1,927
6.400%, 10/02/17 (A)	11,750	12,973
4.650%, 07/02/18	3,000	2,927
Berkshire Hathaway
3.200%, 02/11/15	3,400	3,434
Berkshire Hathaway Finance
5.400%, 05/15/18	400	427
BlackRock
6.250%, 09/15/17	280	310
Boeing Capital
4.700%, 10/27/19	920	926
BP Capital Markets
5.250%, 11/07/13	5,770	6,375
3.875%, 03/10/15	5,930	6,197
3.625%, 05/08/14	100	104
Branch Banking & Trust
5.625%, 09/15/16 (A)	325	347
Capital One Bank USA
8.800%, 07/15/19	2,480	2,980
Capital One Financial
7.375%, 05/23/14	450	516
6.750%, 09/15/17	590	649
Caterpillar Financial Services MTN
7.150%, 02/15/19	250	295
6.200%, 09/30/13 (A)	5,640	6,386
5.850%, 09/01/17	580	633
Cedar Brakes I LLC
8.500%, 02/15/14 (D)	941	951
Cedar Brakes II LLC
9.875%, 09/01/13 (D)	3,592	3,687
Chase Capital VI
0.874%, 08/01/28 (B)	2,000	1,436
Citigroup
8.500%, 05/22/19	600	692
8.125%, 07/15/39	3,450	3,902
6.875%, 03/05/38 (A)	9,660	9,536
6.500%, 08/19/13	2,920	3,143
6.375%, 08/12/14	5,905	6,267
6.125%, 08/25/36	2,000	1,720
6.125%, 05/15/18	2,810	2,819
6.010%, 01/15/15	1,330	1,391
5.500%, 02/15/17	10,000	9,754
5.500%, 04/11/13	3,699	3,872
5.500%, 10/15/14	1,000	1,030
5.000%, 09/15/14	2,890	2,874
0.802%, 08/25/36 (B)	2,839	1,601
Citigroup Capital III
7.625%, 12/01/36	2,000	1,649
Citigroup Capital XXI
8.300%, 12/21/57 (B)	995	923

20	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Citigroup Funding MTN
1.875%, 10/22/12	$6,280	$6,337
0.579%, 04/30/12 (B)	4,900	4,942
City National Capital Trust I
9.625%, 02/01/40	5,010	5,461
Comerica Capital Trust II
6.576%, 02/20/37 (B)	220	182
Commonwealth Bank of Australia
5.000%, 10/15/19 (D)	3,900	3,917
3.750%, 10/15/14 (D)	5,120	5,186
Corestates Capital I
8.000%, 12/15/26 (D)	629	647
Countrywide Financial MTN
5.800%, 06/07/12	8,783	9,353
4.000%, 03/22/11	2,250	2,318
Credit Agricole
8.375%, 12/31/49 (A) (B) (D)	4,740	4,983
Credit Suisse NY MTN
6.000%, 02/15/18	9,555	10,038
5.500%, 05/01/14	1,775	1,939
5.400%, 01/14/20	3,465	3,480
5.300%, 08/13/19	2,960	3,032
5.000%, 05/15/13	5,300	5,702
3.450%, 07/02/12	300	311
Credit Suisse USA
5.125%, 08/15/15	310	333
5.125%, 01/15/14	335	361
Depfa ACS Bank
5.125%, 03/16/37 (D)	4,200	3,133
Deutsche Bank
3.875%, 08/18/14	295	304
2.375%, 01/11/13	2,500	2,505
Deutsche Bank Capital Funding Trust
5.628%, 01/19/49 (B) (D)	4,789	3,759
Digital Realty Trust
5.875%, 02/01/20 ‡(D)	1,865	1,844
Discover Financial Services
0.784%, 06/11/10 (B)	3,547	3,537
Dresdner Funding Trust I
8.151%, 06/30/31 (D)	365	282
ERP Operating
5.750%, 06/15/17 ‡	500	518
5.125%, 03/15/16 ‡	1,000	1,021
Export-Import Bank of Korea
5.875%, 01/14/15	3,660	3,945
5.500%, 10/17/12	2,320	2,488
Farmers Exchange Capital
7.200%, 07/15/48 (D)	2,519	2,102
7.050%, 07/15/28 (D)	1,063	946
Farmers Insurance Exchange
8.625%, 05/01/24(D)	4,118	4,322
First Chicago NBD Institutional Capital I
0.799%, 02/01/27 (B)	3,750	2,787
First Industrial MTN
7.500%, 12/01/17	1,765	1,421
Fleet Capital Trust II
7.920%, 12/11/26	1,600	1,528
FMR LLC
6.450%, 11/15/39 (A) (D)	250	241

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
General Electric Capital
6.875%, 01/10/39	$6,761	$7,062
6.375%, 11/15/67 (A) (B)	8,925	7,943
6.000%, 08/07/19	550	575
5.900%, 05/13/14	5,010	5,498
5.625%, 05/01/18 (A)	8,225	8,472
5.625%, 09/15/17	800	839
5.500%, 01/08/20 (A)	480	483
5.450%, 01/15/13 (A)	180	194
5.400%, 02/15/17	1,800	1,863
0.629%, 05/05/26 (B)	4,345	3,499
0.514%, 09/15/14 (B)	6,550	6,219
0.381%, 03/20/14 (B)	2,000	1,863
0.369%, 04/10/12 (B)	500	494
Glitnir Banki
7.451%, 09/14/16 (D) (E)	500	—
6.693%, 06/15/16 (D) (E)	4,480	—
6.375%, 09/25/12 (D) (E)	3,100	806
6.330%, 07/28/11 (D) (E)	2,440	634
GMAC
7.250%, 03/02/11	1,744	1,759
2.452%, 12/01/14 (B)	4,579	3,917
1.750%, 10/30/12	3,960	3,986
Goldman Sachs Capital II
5.793%, 12/29/49 (B)	22,270	17,760
Goldman Sachs Group
7.500%, 02/15/19	8,070	9,236
6.750%, 10/01/37	3,026	2,934
6.600%, 01/15/12	2,630	2,854
6.250%, 09/01/17	1,400	1,509
6.150%, 04/01/18	7,800	8,239
5.950%, 01/18/18 (A)	500	525
5.450%, 11/01/12	2,250	2,413
5.150%, 01/15/14	470	502
4.500%, 06/15/10	450	455
3.625%, 08/01/12 (A)	300	311
0.751%, 01/12/15 (B)	3,000	2,859
0.649%, 07/22/15 (B)	1,000	933
HBOS
6.750%, 05/21/18 (D)	5,100	4,705
HBOS Capital Funding
6.071%, 06/30/49 (B) (D)	1,920	1,402
HCP
6.700%, 01/30/18 ‡	1,185	1,190
6.300%, 09/15/16 ‡	1,040	1,044
6.000%, 01/30/17 ‡	6,675	6,474
5.650%, 12/15/13 ‡	3,415	3,519
Highwoods Properties
7.500%, 04/15/18 ‡	1,339	1,374
Hongkong & Shanghai Banking
0.438%, 07/22/49 (B)	195	121
HRPT Properties Trust
6.650%, 01/15/18 ‡	150	148
6.250%, 08/15/16 ‡	300	300
HSBC Bank
0.538%, 06/29/49 (B)	1,160	739

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	21

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
HSBC Finance
8.000%, 07/15/10	$2,330	$2,391
7.000%, 05/15/12	1,975	2,163
6.375%, 11/27/12 (A)	365	402
5.500%, 01/19/16	600	634
4.750%, 07/15/13	166	175
0.501%, 01/15/14 (B)	500	480
HSBC Holdings
6.800%, 06/01/38	1,855	1,979
Hutchison Whampoa International
4.625%, 09/11/15 (D)	7,575	7,791
ILFC E-Capital Trust II
6.250%, 12/21/65 (A) (B) (D)	1,200	630
International Lease Finance MTN
5.250%, 01/10/13	400	347
Jackson National Life Global Funding MTN
5.375%, 05/08/13 (D)	610	655
Jefferies Group
6.450%, 06/08/27	590	523
6.250%, 01/15/36	400	333
John Deere Capital MTN
5.750%, 09/10/18	300	330
JPMorgan Chase
6.400%, 05/15/38	1,300	1,406
5.750%, 01/02/13	3,670	3,991
5.150%, 10/01/15	240	254
5.125%, 09/15/14	756	799
JPMorgan Chase Bank
6.000%, 07/05/17	2,300	2,452
6.000%, 10/01/17	3,900	4,192
0.584%, 06/13/16 (B)	4,250	3,912
JPMorgan Chase Capital XIII
1.201%, 09/30/34 (B)	1,440	1,049
JPMorgan Chase Capital XXII
6.450%, 02/02/37	500	457
JPMorgan Chase Capital XXIII
1.250%, 05/15/47 (B)	4,000	2,864
JPMorgan Chase Capital XXV
6.800%, 10/01/37	3,245	3,183
Kaupthing Bank
7.625%, 02/28/15 (D) (E)	8,130	2,033
7.125%, 05/19/16 (D) (E)	12,000	1
5.750%, 10/04/11 (D) (E)	1,120	280
KeyBank
5.800%, 07/01/14	600	613
Korea Development Bank
4.375%, 08/10/15 (A)	3,755	3,806
Landsbanki Islands
6.100%, 08/25/11 (D) (E)	6,520	571
Lazard Group
7.125%, 05/15/15	4,750	5,054
6.850%, 06/15/17	4,660	4,733
LBG Capital No 1 MTN
8.000%, 12/15/49 (B)	8,400	6,552
Lehman Brothers Holdings MTN
6.750%, 12/28/17 (E)	10,370	26
6.500%, 07/19/17 (E)	4,040	20
6.200%, 09/26/14 (E)	1,560	351
5.250%, 02/06/12 (E)	965	217

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Lehman Brothers Holdings Capital Trust VII MTN
5.857%, 11/29/49 (E)	$20,630	$52
Liberty Mutual Group
7.500%, 08/15/36 (D)	2,088	1,989
Lloyds TSB Bank
5.800%, 01/13/20 (D)	3,040	2,942
4.375%, 01/12/15 (D)	3,050	2,999
M&T Bank
5.375%, 05/24/12	325	345
Mack-Cali Realty
7.750%, 08/15/19 ‡	1,095	1,210
MassMutual Global Funding II
3.625%, 07/16/12 (D)	150	156
MBNA Capital, Ser A
8.278%, 12/01/26	2,465	2,403
Merna Reinsurance
2.001%, 07/07/10 (B) (D)	4,950	4,896
Merrill Lynch
7.430%, 09/01/22	4	4
6.875%, 04/25/18 (A)	980	1,034
6.400%, 08/28/17	900	938
6.150%, 04/25/13	210	227
5.700%, 05/02/17	600	590
MetLife
7.717%, 02/15/19	3,500	4,070
6.400%, 12/15/36	10,020	8,617
MetLife Capital Trust X
9.250%, 04/08/38 (B) (D)	2,700	2,997
MetLife Global Funding I
2.875%, 09/17/12 (D)	600	611
Metropolitan Life Global Funding I
5.125%, 04/10/13 (D)	200	216
5.125%, 06/10/14 (D)	1,275	1,368
2.500%, 01/11/13 (D)	325	327
Monumental Global Funding
5.500%, 04/22/13 (D)	235	251
Morgan Stanley MTN
7.250%, 04/01/32	1,520	1,705
6.625%, 04/01/18	8,150	8,671
6.250%, 08/28/17	550	581
6.000%, 05/13/14	5,135	5,554
5.950%, 12/28/17	1,788	1,843
5.625%, 09/23/19	725	719
5.550%, 04/27/17	514	522
5.500%, 01/26/20	4,660	4,565
5.300%, 03/01/13	400	426
4.750%, 04/01/14	2,270	2,307
4.200%, 11/20/14 (A)	1,836	1,841
4.100%, 01/26/15	3,745	3,739
0.701%, 10/18/16 (B)	7,725	7,038
0.603%, 06/20/12 (B)	7,510	7,581
0.549%, 01/09/14 (B)	1,475	1,409
0.501%, 01/18/11 (B)	215	215
MUFG Capital Finance 1
6.346%, 07/25/49 (B)	1,840	1,798
6.346%, 07/25/49 (B)	378	361
National Australia Bank
5.350%, 06/12/13 (D)	5,495	5,964
3.750%, 03/02/15 (D)	455	459
2.500%, 01/08/13 (D)	550	552

22	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
National Capital Trust II
5.486%, 12/29/49 (B) (D)	$3,207	$2,809
National City
4.900%, 01/15/15	400	420
National City Bank
5.800%, 06/07/17	250	263
0.625%, 06/07/17 (B)	6,000	5,335
National Rural Utilities Cooperative Finance
2.625%, 09/16/12	95	97
Nationwide Mutual Insurance
6.600%, 04/15/34 (D)	2,483	2,055
5.810%, 12/15/24 (B) (D)	3,900	3,209
NB Capital Trust IV
8.250%, 04/15/27	2,305	2,236
New York Life Global Funding
4.650%, 05/09/13 (D)	300	321
NIBC Bank MTN
2.800%, 12/02/14 (D)	5,100	5,100
Nomura Holdings
6.700%, 03/04/20	429	438
Nordea Bank
4.875%, 01/27/20 (D)	1,780	1,777
3.700%, 11/13/14 (A) (D)	6,370	6,437
2.500%, 11/13/12 (D)	2,950	2,976
Northern Trust
5.500%, 08/15/13	85	94
Pacific Life Global Funding
5.150%, 04/15/13 (D)	370	392
PNC Funding
5.125%, 02/08/20	170	172
Power Receivables Finance
6.290%, 01/01/12 (D)	511	525
6.290%, 01/01/12	1,619	1,656
PPF Funding
5.500%, 01/15/14 ‡ (D)	5,000	4,775
Pricoa Global Funding I
5.450%, 06/11/14 (D)	3,300	3,590
Prime Property Funding II
5.600%, 06/15/11 (D)	3,380	3,380
Principal Life Global Funding I
6.250%, 02/15/12 (D)	600	632
5.050%, 03/15/15 (D)	750	738
Principal Life Income Funding Trusts MTN
5.100%, 04/15/14	600	637
Private Export Funding
3.050%, 10/15/14	1,320	1,331
Prudential Holdings LLC
8.695%, 12/18/23 (D)	2,500	2,931
1.129%, 12/18/17 (B) (D)	3,725	3,124
Rabobank Nederland
11.000%, 12/31/49 (B) (D)	2,823	3,577
Resona Preferred Global Securities Cayman
7.191%, 07/30/49 (B) (D)	3,240	2,939
Royal Bank of Canada
0.438%, 06/29/85 (B)	860	533

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Royal Bank of Scotland Group MTN
9.118%, 03/31/49	$569	$501
7.640%, 09/29/17 (B)	1,300	800
6.400%, 10/21/19	3,630	3,650
RSHB Capital
6.299%, 05/15/17 (D)	1,190	1,187
Santander US Debt Unipersonal
3.724%, 01/20/15 (D)	3,100	3,084
Security Benefit Life Insurance
8.750%, 05/15/16 (D)	5,200	4,680
Shinsei Finance Cayman
6.418%, 01/29/49 (B) (D)	5,605	3,055
Simon Property Group
10.350%, 04/01/19 ‡	520	664
6.750%, 05/15/14 ‡ (A)	165	183
5.650%, 02/01/20 ‡ (A)	133	132
SLM MTN
8.450%, 06/15/18	550	538
Societe Generale
0.563%, 11/29/49 (B)	180	100
0.563%, 11/29/49 (B)	680	380
State Street
4.300%, 05/30/14	60	63
SunTrust Capital VIII
6.100%, 12/15/36 (B)	5,570	4,280
SunTrust Preferred Capital I
5.853%, 12/15/11 (A) (B)	2,643	1,814
Svensk Exportkredit
3.250%, 09/16/14	7,104	7,272
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39 (D)	2,470	2,662
TNK-BP Finance
7.500%, 07/18/16 (D)	1,800	1,917
6.625%, 03/20/17 (D)	1,070	1,062
Toll Road Investors Partnership II
5.454%, 02/15/45 (C) (D)	7,178	603
Travelers
6.250%, 03/15/37 (B)	6,250	5,955
5.900%, 06/02/19	145	159
Travelers Property Casualty
7.750%, 04/15/26	300	343
UBS MTN
5.875%, 12/20/17	520	542
3.875%, 01/15/15	2,440	2,441
UDR MTN
5.000%, 01/15/12 ‡	2,000	2,049
US Bancorp MTN
2.875%, 11/20/14	415	415
Wachovia
5.750%, 06/15/17	690	728
5.500%, 05/01/13	600	649
5.250%, 08/01/14	650	687
0.589%, 10/28/15 (B)	3,760	3,460
Wachovia Bank
6.000%, 11/15/17	6,800	7,255
0.584%, 03/15/16 (B)	1,200	1,115
Wachovia Capital Trust III
5.800%, 03/15/11 (A) (B)	3,752	3,020

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	23

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WEA Finance LLC
7.500%, 06/02/14 (D)	$2,100	$2,372
7.125%, 04/15/18 (D)	7,910	8,681
6.750%, 09/02/19 (D)	1,526	1,636
Wells Fargo
5.625%, 12/11/17 (A)	350	369
5.000%, 11/15/14	1,145	1,199
3.750%, 10/01/14 (A)	1,830	1,852
Wells Fargo Capital X
5.950%, 12/15/36	1,630	1,473
Wells Fargo Capital XV
9.750%, 12/31/49 (A) (B)	7,770	8,436
Westfield Capital
4.375%, 11/15/10 (D)	4,600	4,723
Westfield Group
5.400%, 10/01/12 (D)	2,698	2,880
Westpac Banking
4.875%, 11/19/19	2,844	2,807
2.250%, 11/19/12	5,180	5,206
Woodbourne Capital Trust I
1.346%, 04/08/49 (B) (D) (H)	625	131
Woodbourne Capital Trust II
1.346%, 04/08/49 (B) (D) (H)	625	131
Woodbourne Capital Trust III
1.346%, 04/08/49 (B) (D) (H)	625	131
Woodbourne Capital Trust IV
1.346%, 04/08/49 (B) (D) (H)	625	131
ZFS Finance USA Trust I
6.150%, 12/15/65 (A) (B) (D)	2,549	2,434
ZFS Finance USA Trust III
1.404%, 12/15/65 (B) (D)	620	563

		773,084

Health Care — 0.7%
Abbott Laboratories
5.600%, 11/30/17	470	521
Amgen
6.400%, 02/01/39	2,175	2,413
5.700%, 02/01/19 (A)	100	108
CareFusion
4.125%, 08/01/12	1,870	1,943
Coventry Health Care
5.950%, 03/15/17	3,265	3,094
GlaxoSmithKline Capital
5.650%, 05/15/18	4,350	4,759
4.375%, 04/15/14	200	213
HCA
5.750%, 03/15/14	5,548	5,187
Hospira
6.400%, 05/15/15	20	22
5.550%, 03/30/12	200	214
Humana
7.200%, 06/15/18	2,210	2,405
Life Technologies
6.000%, 03/01/20	2,925	3,016
4.400%, 03/01/15	1,655	1,675
Pfizer
5.350%, 03/15/15	3,959	4,401
Pharmacia
6.500%, 12/01/18	430	490
Roche Holdings
6.000%, 03/01/19 (D)	2,310	2,555

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Tenet Healthcare
7.375%, 02/01/13 (A)	$168	$167
UnitedHealth Group
6.875%, 02/15/38	3,590	3,945
WellPoint
5.875%, 06/15/17	350	381
Wyeth
5.950%, 04/01/37	3,610	3,811

		41,320

Industrials — 1.2%
Air 2 US
8.027%, 10/01/19 (D)	2,521	2,200
Allied Waste North America
6.875%, 06/01/17	115	124
Boeing
4.875%, 02/15/20	2,760	2,827
Browning-Ferris Industries
9.250%, 05/01/21	65	79
Burlington Northern Santa Fe
7.290%, 06/01/36	200	234
4.700%, 10/01/19 (A)	375	376
Canadian National Railway
5.850%, 11/15/17	150	164
Continental Airlines
7.256%, 03/15/20	1,250	1,256
6.545%, 02/02/19	144	145
6.236%, 03/15/20	2,026	1,874
5.983%, 04/19/22 (A)	3,329	3,204
Continental Airlines 2000-1 Class A-1 Pass Through Trust
8.048%, 11/01/20	2,815	2,808
CSX
9.780%, 02/14/11	100	105
7.375%, 02/01/19	210	246
6.300%, 03/15/12	110	119
Delta Air Lines
7.379%, 05/18/10	464	464
6.821%, 08/10/22	2,191	2,098
6.619%, 03/18/11	256	258
Delta Air Lines, Ser 2001-1
7.111%, 09/18/11 (A)	14,850	14,999
General Electric
5.250%, 12/06/17 (A)	250	262
JetBlue Airways Private Trust, Ser 2004-2, Cl G1
0.625%, 08/15/16 (B)	5,725	4,537
Lockheed Martin
8.500%, 12/01/29	300	397
Northrop Grumman Systems
7.750%, 03/01/16	200	241
Northwest Airlines, Ser 1A-2
6.841%, 04/01/11	4,500	4,500
Systems 2001 Asset Trust LLC
6.664%, 09/15/13 (D)	188	199
Tyco International Finance
8.500%, 01/15/19	170	213
Tyco International Group
6.750%, 02/15/11	1,170	1,232
6.375%, 10/15/11	5,490	5,904
6.000%, 11/15/13	1,945	2,166
Union Pacific
7.000%, 02/01/16	500	578

24	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Union Pacific Railroad 2003 Pass Through Trust
4.698%, 01/02/24	$177	$179
United Parcel Service
4.500%, 01/15/13 (A)	6,720	7,236
United Parcel Service of America
8.375%, 04/01/20	140	184
United Technologies
8.875%, 11/15/19	400	526
5.400%, 05/01/35	670	660
Waste Management
7.125%, 12/15/17	1,720	1,990
7.100%, 08/01/26	1,375	1,525

		66,109

Information Technology — 0.3%
Adobe Systems
4.750%, 02/01/20	2,475	2,459
3.250%, 02/01/15	2,050	2,067
Arrow Electronics
6.875%, 06/01/18	270	293
Cisco Systems
5.900%, 02/15/39	250	257
5.500%, 01/15/40	4,595	4,457
4.450%, 01/15/20	4,475	4,471
Dell
5.650%, 04/15/18	415	442
Hewlett-Packard
4.750%, 06/02/14	2,667	2,892
2.950%, 08/15/12	80	83
International Business Machines
7.625%, 10/15/18	365	452
Intuit
5.750%, 03/15/17	255	271
National Semiconductor
6.600%, 06/15/17	400	416
Oracle
5.000%, 07/08/19	450	472
Xerox
8.250%, 05/15/14	320	377

		19,409

Materials — 0.9%
Alcoa
6.000%, 07/15/13 (A)	4,180	4,399
Barrick Gold
6.950%, 04/01/19 (A)	2,185	2,513
BHP Billiton Finance USA
6.500%, 04/01/19	445	512
Codelco
4.750%, 10/15/14 (D)	900	949
Dow Chemical
8.550%, 05/15/19	5,515	6,667
5.900%, 02/15/15	1,855	2,008
4.850%, 08/15/12	3,965	4,221
Freeport-McMoRan Copper & Gold
8.375%, 04/01/17	7,725	8,381
PPG Industries
9.000%, 05/01/21	515	636
6.650%, 03/15/18	615	691
5.750%, 03/15/13	615	671

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Rio Tinto Finance USA
9.000%, 05/01/19	$2,495	$3,233
6.500%, 07/15/18	5,080	5,728
5.875%, 07/15/13	2,830	3,112
Stauffer Chemical (C) (G) (H)
5.809%, 04/15/17	350	81
5.944%, 04/15/18	860	175
5.275%, 04/15/10	300	167
Vale Overseas
6.875%, 11/10/39	3,040	3,096
6.875%, 11/21/36	3,368	3,419

		50,659

Sovereign — 1.0%
Banco Nacional de Desenvolvimento Economico e Social
5.500%, 07/12/20	3,640	3,576
Brazilian Government International Bond
5.625%, 01/07/41	975	909
Hellenic Republic Government Bond
6.100%, 08/20/15	3,780	5,061
Japan Bank for International Incorporation
2.875%, 02/02/15	7,800	7,830
Province of Manitoba Canada
2.125%, 04/22/13	162	163
Province of Ontario Canada
4.100%, 06/16/14	5,665	6,021
2.950%, 02/05/15	12,380	12,486
Qatar Government International Bond
4.000%, 01/20/15 (D)	1,205	1,217
Republic of Hungary
6.250%, 01/29/20	3,740	3,825
Republic of Korea
7.125%, 04/16/19	3,750	4,390
Russian Federation
7.500%, 03/31/30	1,012	1,147
Societe Financement de l’Economie Francaise
2.875%, 09/22/14 (D)	6,755	6,860
State of Qatar
6.400%, 01/20/40 (D)	1,400	1,411
5.250%, 01/20/20 (D)	1,965	1,994
United Mexican States MTN
7.500%, 04/08/33	218	253
6.375%, 01/16/13	350	390
5.625%, 01/15/17	84	89
United Mexican States, Ser A MTN
6.750%, 09/27/34	798	856

		58,478

Telecommunication Services — 1.6%
America Movil
5.625%, 11/15/17	1,450	1,522
5.000%, 10/16/19 (D)	4,800	4,745

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	25

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
AT&T
8.000%, 11/15/31 (A)	$1,250	$1,528
6.700%, 11/15/13	500	569
6.550%, 02/15/39	3,870	4,089
5.875%, 02/01/12	500	539
5.600%, 05/15/18	400	427
5.500%, 02/01/18	150	159
5.100%, 09/15/14 (A)	2,410	2,624
BellSouth
4.750%, 11/15/12 (A)	190	204
BellSouth Telecommunications
6.300%, 12/15/15	262	280
British Telecommunications
9.625%, 12/15/30 (F)	1,115	1,415
9.375%, 12/15/10 (F)	1,460	1,551
5.950%, 01/15/18 (A)	1,711	1,771
Cellco Partnership
8.500%, 11/15/18	2,440	3,073
7.375%, 11/15/13	5,770	6,698
3.750%, 05/20/11	4,650	4,803
Deutsche Telekom International Finance
6.000%, 07/08/19	600	642
5.750%, 03/23/16	2,175	2,348
France Telecom
7.750%, 03/01/11	1,990	2,123
GTE
8.750%, 11/01/21	600	752
New Cingular Wireless Services
8.125%, 05/01/12	1,255	1,421
Qwest
7.875%, 09/01/11	1,560	1,650
7.500%, 10/01/14	4,025	4,287
Rogers Communications
6.375%, 03/01/14	5,455	6,114
5.500%, 03/15/14	720	781
Royal
8.000%, 10/01/10	5,100	5,306
Sprint Capital
8.750%, 03/15/32	390	344
8.375%, 03/15/12 (A)	5,300	5,439
6.900%, 05/01/19	120	105
Telecom Italia Capital
6.999%, 06/04/18 (A)	4,480	4,913
5.250%, 10/01/15	370	388
5.250%, 11/15/13	580	616
4.950%, 09/30/14	1,320	1,378
Telefonica Emisiones
5.984%, 06/20/11	2,400	2,534
5.877%, 07/15/19	115	121
Verizon Communications
8.950%, 03/01/39	2,100	2,871
8.750%, 11/01/18	194	245
6.400%, 02/15/38	660	693
6.100%, 04/15/18	1,580	1,731
5.850%, 09/15/35	150	147
5.500%, 02/15/18	2,810	2,972
Verizon Global Funding
7.750%, 12/01/30	200	238
7.375%, 09/01/12	1,730	1,968
6.875%, 06/15/12	465	519

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Verizon Maryland
7.150%, 05/01/23	$600	$636
Vodafone Group
5.450%, 06/10/19	226	236

		89,515

Utilities — 1.8%
AGL Capital
5.250%, 08/15/19	170	175
4.450%, 04/15/13	400	421
Appalachian Power
5.950%, 05/15/33	200	200
Arizona Public Services
8.000%, 12/30/15	553	596
Carolina Power & Light
5.300%, 01/15/19	400	423
CenterPoint Energy Houston Electric LLC
7.000%, 03/01/14	150	172
Cleveland Electric Illuminating
7.880%, 11/01/17	310	371
Consumers Energy
6.700%, 09/15/19	400	456
Dominion Resources
8.875%, 01/15/19	6,735	8,589
6.400%, 06/15/18	300	334
5.700%, 09/17/12	3,560	3,883
4.750%, 12/15/10	740	762
DPL
6.875%, 09/01/11	3,970	4,274
Duke Energy
6.300%, 02/01/14	2,910	3,248
5.625%, 11/30/12	425	469
EDF
5.600%, 01/27/40 (D)	2,185	2,138
Enel Finance International
6.000%, 10/07/39 (D)	2,420	2,345
5.125%, 10/07/19 (D)	500	501
Exelon
5.625%, 06/15/35	2,605	2,421
Exelon Generation LLC
6.250%, 10/01/39	925	946
5.200%, 10/01/19	900	916
FirstEnergy Solutions
6.800%, 08/15/39	1,395	1,425
6.050%, 08/15/21	3,280	3,380
4.800%, 02/15/15	1,090	1,137
FirstEnergy, Ser B
6.450%, 11/15/11	14	15
FirstEnergy, Ser C
7.375%, 11/15/31	4,935	5,336
Hydro Quebec, Ser JL
6.300%, 05/11/11 (A)	1,050	1,118
Jersey Central Power & Light
7.350%, 02/01/19	500	584
KCP&L Greater Missouri Operations
11.875%, 07/01/12	3,360	3,925
8.270%, 11/15/21	2,894	3,067
Massachusetts Electric
5.900%, 11/15/39 (D)	210	214
MidAmerican Energy
5.300%, 03/15/18	750	788

26	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Nevada Power
8.250%, 06/01/11	$5,910	$6,395
7.125%, 03/15/19	400	455
Niagara Mohawk Power
4.881%, 08/15/19 (A) (D)	180	182
Nisource Finance
10.750%, 03/15/16	500	641
6.800%, 01/15/19	3,547	3,881
6.125%, 03/01/22	2,400	2,500
Northern States Power
6.250%, 06/01/36	350	382
5.350%, 11/01/39	56	55
Oncor Electric Delivery
6.800%, 09/01/18 (A)	4,535	5,097
Pacific Gas & Electric
8.250%, 10/15/18	1,130	1,394
6.050%, 03/01/34	3,275	3,411
5.800%, 03/01/37	840	852
5.400%, 01/15/40 (A)	156	150
PacifiCorp
6.250%, 10/15/37	310	339
5.650%, 07/15/18	100	108
5.500%, 01/15/19	400	429
Progress Energy
6.850%, 04/15/12	1,795	1,976
6.000%, 12/01/39	200	196
PSEG Power LLC
5.500%, 12/01/15	445	483
5.320%, 09/15/16 (D)	126	131
Public Service Electric & Gas MTN
5.375%, 11/01/39	97	94
Public Service of New Mexico
7.950%, 05/15/18	3,000	3,157
Public Service of Oklahoma
5.150%, 12/01/19	170	173
Sempra Energy
8.900%, 11/15/13	400	480
6.500%, 06/01/16	135	151
Southern
4.150%, 05/15/14	85	90
Southern California Edison
4.650%, 04/01/15	200	216
Southern Union
8.250%, 11/15/29	5,018	5,843
Southwestern Public Service
8.750%, 12/01/18	300	374
Tennessee Valley Authority
5.250%, 09/15/39	1,828	1,853
Texas-New Mexico Power
9.500%, 04/01/19 (D)	875	1,081
TXU
6.500%, 11/15/24	410	206
TXU, Ser P
5.550%, 11/15/14	370	270
TXU, Ser R
6.550%, 11/15/34	4,385	2,202
Virginia Electric and Power
5.400%, 04/30/18	300	318

		100,194

Total Corporate Obligations (Cost $1,519,265) ($ Thousands)		1,516,457

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 14.2%
U.S. Treasury Bills
0.088%, 05/13/10 (C)	$1,665	$1,665

U.S. Treasury Bonds
2.625%, 12/31/14 (A)	6,968	7,102
9.250%, 02/15/16	500	683
7.500%, 11/15/16 (A)	20,700	26,468
3.250%, 12/31/16	1,970	2,001
3.125%, 01/31/17 (A)	15,530	15,637
4.625%, 02/15/17 (A)	30,500	33,691
8.750%, 05/15/17 (A)	21,675	29,680
8.875%, 08/15/17 (A)	25,400	35,102
8.875%, 02/15/19	8,158	11,572
3.375%, 11/15/19 (A)	36,911	36,268
3.625%, 02/15/20 to 02/15/20 (A)	4,437	4,490
8.750%, 08/15/20	3,950	5,684
8.000%, 11/15/21 (A)	11,085	15,375
7.125%, 02/15/23 (A)	3,742	4,903
6.250%, 08/15/23 (A)	9,565	11,681
6.750%, 08/15/26	250	323
6.500%, 11/15/26	100	126
6.375%, 08/15/27	200	250
6.125%, 11/15/27	150	183
5.500%, 08/15/28	200	229
5.375%, 02/15/31 (A)	26,454	29,922
3.500%, 02/15/39 (A)	27,405	22,866
4.250%, 05/15/39 (A)	25,169	24,036
4.500%, 08/15/39 (A)	45,140	44,935
4.375%, 11/15/39 (A)	36,875	35,942

		399,149

U.S. Treasury Bonds, Ser 1996
6.000%, 02/15/26	100	120

U.S. Treasury Inflation-Protected Securities
2.168%, 02/15/13 (C)	1,000	962
2.854%, 02/15/14 (C)	8,550	7,931
2.759%, 05/15/14 (C)	2,150	1,975
2.677%, 02/15/15 (C)	200	178
2.000%, 01/15/16 (A)	11,126	12,921
3.208%, 08/15/16 (C)	5,100	4,190
6.450%, 02/15/17 (C)	17,420	13,930
3.809%, 08/15/17 (C)	4,000	3,107
14.745%, 11/15/17 (C)	6,150	4,713
3.541%, 02/15/18 (C)	1,350	1,021
3.712%, 08/15/18 (C)	100	73
3.944%, 05/15/19 (C)	1,200	844
9.894%, 05/15/20 (C)	2,900	1,927
4.056%, 08/15/20 (C)	4,550	2,980
4.342%, 11/15/20 (C)	1,000	646
5.294%, 02/15/21 (C)	200	128
4.088%, 02/15/22 (C)	300	180
4.582%, 02/15/24 (C)	75	40
6.321%, 05/15/24 (C)	800	419
9.089%, 08/15/24 (C)	200	103
4.748%, 11/15/24 (C)	200	102
2.375%, 01/15/25	160	192
2.000%, 02/15/25 (C)	21,110	10,688
2.375%, 01/15/27 (A)	11,879	13,289

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	27

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.664%, 11/15/27 (C)	$31,090	$13,665
1.750%, 01/15/28 (A)	25,404	24,881
3.625%, 04/15/28 (A)	20,180	32,985
3.875%, 04/15/29	570	953
4.558%, 05/15/29 (C)	100	40
3.974%, 05/15/30 (C)	9,150	3,564
4.407%, 02/15/32 (C)	200	70
4.613%, 05/15/36 (C)	300	86
2.125%, 02/15/40	12,915	12,881

		171,664

U.S. Treasury Notes
1.000%, 09/30/11 (A)	15,030	15,129
4.500%, 11/30/11	1,000	1,067
1.000%, 12/31/11 (A)	6,167	6,198
0.875%, 01/31/12	1,549	1,552
1.875%, 06/15/12	2,007	2,049
1.375%, 10/15/12	1,397	1,405
1.125%, 12/15/12 (A)	4,103	4,092
1.375%, 01/15/13 (A)	16,427	16,472
1.375%, 02/15/13	28,914	28,959
1.875%, 02/28/14	1,000	1,002
2.625%, 06/30/14	9,730	9,988
2.125%, 11/30/14 (A)	9,921	9,906
2.250%, 01/31/15 (A)	30,415	30,434
2.375%, 02/28/15	44,310	44,501
2.375%, 03/31/16	2,000	1,958
3.125%, 10/31/16	1,000	1,011
2.750%, 11/30/16 (A)	2,681	2,644
3.000%, 02/28/17	3,950	3,942
4.500%, 05/15/17	1,600	1,752
4.750%, 08/15/17 (A)	6,000	6,661
3.750%, 11/15/18	8,400	8,600
2.750%, 02/15/19 (A)	6,701	6,321
3.125%, 05/15/19 (A)	21,445	20,770
3.625%, 08/15/19 (A)	9,610	9,658

		236,071

Total U.S. Treasury Obligations (Cost $799,472) ($ Thousands)		808,669

ASSET-BACKED SECURITIES — 4.7%

Automotive — 0.3%
Ally Auto Receivables Trust, Ser 2009-1, Cl A3
2.330%, 06/17/13 (D)	500	510
Ally Master Owner Trust, Ser 2009-1, Cl A
1.978%, 01/15/15 (B) (D)	13,373	13,373
AmeriCredit Automobile Receivables Trust, Cl A3
1.660%, 03/17/14	115	115
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl A2
0.980%, 01/15/13	165	165
Bank of America Auto Trust, Cl A3
1.390%, 03/15/14 (D)	430	431
Bank of America Auto Trust, Cl A4
2.180%, 02/15/17 (D)	310	311

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bank of America Auto Trust, Ser 2009-14, Cl A3
2.670%, 07/15/13 (D)	$600	$614
Bank of America Auto Trust, Ser 2009-1A, Cl A4
3.520%, 06/15/16 (D)	200	209
Bank of America Auto Trust, Ser 2009-2A, Cl A3
2.130%, 09/15/13 (D)	650	661
Bank of America Auto Trust, Ser 2009-3A, Cl A3
1.670%, 12/15/13 (D)	350	353
CarMax Auto Owner Trust, Cl A3
1.560%, 07/15/14	300	301
Chrysler Financial Auto Securitization Trust, Ser 2009-A, Cl A3
2.820%, 01/15/16	250	256
CitiFinancial Auto Issuance Trust, Ser 2009-1, Cl A3
2.590%, 10/15/13 (D)	695	705
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A3
2.790%, 08/15/13	350	359
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A4
4.500%, 07/15/14	300	321
Ford Credit Floorplan Master Owner Trust
1.882%, 12/15/14 (B) (D)	4,296	4,316
Harley-Davidson Motorcycle Trust, Ser 2006-3, Cl A4
5.220%, 06/15/13	1,045	1,079
Harley-Davidson Motorcycle Trust, Ser 2009-1, Cl A4
4.550%, 01/15/17	1,211	1,290
Harley-Davidson Motorcycle Trust, Ser 2009-2, Cl A4
3.320%, 02/15/17	1,879	1,947
Harley-Davidson Motorcycle Trust, Ser 2009-3, Cl A4
2.540%, 04/15/17	1,413	1,427
Harley-Davidson Motorcycle Trust, Ser 2009-4, Cl A4
2.400%, 07/15/14	592	595
Hertz Vehicle Financing LLC, Ser 2009-2A, Cl A2
5.290%, 03/25/16 (D)	3,110	3,223
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A4
3.300%, 09/15/15	250	260
Honda Auto Receivables Owner Trust, Ser 2009-S1, Cl A3
2.310%, 05/15/13	200	203
Swift Master Auto Receivables Trust, Ser 2007-1, Cl A
0.332%, 06/15/12 (B)	1,249	1,245
USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/15	365	372

28	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
USAA Auto Owner Trust, Ser 2009-2, Cl A3
1.540%, 02/18/14	$470	$474
World Omni Auto Receivables Trust, Cl A4
2.210%, 05/15/15	550	553

		35,668

Credit Cards — 0.8%
Bank of America Credit Card Trust, Cl A1
0.811%, 04/15/13 (B)	708	709
Bank of America Credit Card Trust, Cl A2
0.251%, 06/17/13 (B)	2,147	2,138
Capital One Multi-Asset Execution Trust, Ser 2008-A3, Cl A3
5.050%, 02/15/16	3,915	4,262
Capital One Multi-Asset Execution Trust, Ser 2008-A5, Cl A5
4.850%, 02/18/14	2,244	2,344
Citibank Credit Card Issuance Trust, Cl A5
2.250%, 12/23/14	3,850	3,876
Citibank Credit Card Issuance Trust, Ser 2008-A5, Cl A5
4.850%, 04/22/15	1,955	2,115
Discover Card Master Trust
0.881%, 09/15/15 (B)	8,231	8,218
Discover Card Master Trust, Cl A
1.532%, 02/17/15 (B)	17,867	18,158
Discover Card Master Trust I, Cl A1
0.292%, 06/18/13 (B)	890	888
Discover Card Master Trust, Ser 2009-A1, Cl A1
1.531%, 12/15/14 (B)	2,948	2,978
Nordstrom Private Label Credit Card Master Note Trust, Ser 2007-2A, Cl A
0.292%, 05/15/15 (B) (D)	2,482	2,408

		48,094

Mortgage Related Securities — 0.8%
ABFS Mortgage Loan Trust, Ser 2002-3, Cl A
4.763%, 09/15/33	8	8
ABS Home Equity, Ser 2001-HE3, Cl A1
0.772%, 11/15/31 (B)	241	183
ACE Securities, Ser 2006-SL3, Cl A1
0.329%, 06/25/36 (B)	6,701	711
AFC Home Equity Loan Trust, Ser 2000-1, Cl 2A
0.469%, 03/25/30 (B)	2,516	939
Citigroup Mortgage Loan Trust, Ser 2007-AHL1, Cl A2A
0.269%, 12/25/36 (B)	633	589
Conseco Finance Home Loan Trust, Ser 2001-D, Cl A5
6.190%, 11/15/32 (B)	4,906	4,947

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	$8	$8
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
1.052%, 09/15/29 (B)	310	155
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
0.699%, 05/25/39 (B) (D)	956	722
GMAC Mortgage Loan Trust, Ser 2007-HE2, Cl A6
6.249%, 12/25/37	904	486
GSAA Trust, Ser 2005-6, Cl A3
0.599%, 06/25/35 (B)	4,100	2,422
HFC Home Equity Loan Asset Backed Certificates, Ser 2005-2, Cl A1
0.499%, 01/20/35 (B)	5,253	4,922
HFC Home Equity Loan Asset Backed Certificates, Ser 2005-2, Cl M2
0.719%, 01/20/35 (B)	584	510
HFC Home Equity Loan Asset Backed Certificates, Ser 2006-1, Cl A1
0.389%, 01/20/36 (B)	641	559
HFC Home Equity Loan Asset Backed Certificates, Ser 2006-2, Cl A1
0.379%, 03/20/36 (B)	438	405
HFC Home Equity Loan Asset Backed Certificates, Ser 2007-1, Cl AS
0.429%, 03/20/36 (B)	343	301
HFC Home Equity Loan Asset Backed Certificates, Ser 2007-1, Cl A2F
5.600%, 03/20/36	750	769
HFC Home Equity Loan Asset Backed Certificates, Ser 2007-3, Cl APT
1.429%, 11/20/36 (B)	1,000	907
Home Equity Asset Trust, Ser 2007-2, Cl 2A1
0.339%, 07/25/37 (B)	3,034	2,902
Indymac Home Equity Loan Asset-Backed Trust, Ser 2001-A, Cl AV
0.489%, 03/25/31 (B)	38	20
Morgan Stanley ABS Capital I, Ser 2004-WMC3, Cl M1
0.979%, 01/25/35 (B)	313	307
Morgan Stanley Capital I, Ser 2007-HE2, Cl A2A
0.269%, 01/25/37 (B)	315	307
Morgan Stanley Home Equity Loans , Ser 2007-1, Cl A1
0.279%, 12/25/36 (B)	292	285
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
5.858%, 01/25/47	31	18

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	29

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MSDWCC Heloc Trust, Ser 2003-1, Cl A
0.769%, 11/25/15 (B)	$83	$69
Nationstar Home Equity Loan Trust, Ser 2006-B, Cl AV3
0.399%, 09/25/36 (B)	6,400	4,645
Option One Mortgage Loan Trust, Ser 2001-4, Cl A
0.829%, 01/25/32 (B)	247	200
Option One Mortgage Loan Trust, Ser 2007-14, Cl 2A3
0.369%, 01/25/37 (B)	17,000	6,501
Option One Mortgage Loan Trust, Ser 2007-5, Cl 2A4
0.529%, 05/25/37 (B)	10,000	3,265
Renaissance Home Equity Loan Trust, Ser 2005-2, Cl AF3
4.499%, 08/25/35	1,378	1,352
Residential Funding Mortgage Securities II, Ser 2000-HI1, Cl AI7
8.790%, 02/25/25	970	818
Residential Funding Mortgage Securities II, Ser 2007-HSA3, Cl AI2
5.890%, 06/25/37 (B)	58	55
Salomon Brothers Mortgage Securities VII, Ser 2003-UP1, Cl A
3.450%, 04/25/32 (D)	385	320
Security National Mortgage Loan Trust, Ser 2007-1A, Cl 2A 0.579%,
04/25/37 (B) (D) (G) (H)	1,016	456
Soundview Home Equity Loan Trust, Ser 2007-OPT1, Cl 2A1
0.309%, 06/25/37 (B)	5,516	4,466
Terwin Mortgage Trust, Ser 2005-9HGS, Cl A1
4.000%, 08/25/35 (B) (D)	536	500
UCFC Home Equity Loan, Ser 1998-D, Cl MF1
6.905%, 04/15/30	36	31

		46,060

Other Asset-Backed Securities — 2.8%
Amortizing Residential Collateral Trust CMO, Ser 2002-BC1, Cl A
0.909%, 01/25/32 (B)	436	349
CenterPoint Energy Transition Bond LLC, Ser 2008-A, Cl A1
4.192%, 02/01/20	1,665	1,779
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2002-1, Cl 2A2
0.729%, 03/25/32 (B)	988	626
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A7
4.277%, 11/25/34	1,117	1,008
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A5
6.036%, 09/25/36	6,340	5,608

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Citigroup Mortgage Loan Trust, Ser 2007-SHL1, Cl A
0.629%, 11/25/46 (B) (D)	$1,229	$609
CNH Equipment Trust, Ser 2009-B, Cl A3
2.970%, 03/15/13	174	177
CNH Equipment Trust, Ser 2009-C, Cl A3
1.850%, 12/16/13	130	131
Conseco Finance Home Loan Trust, Ser 2000-E, Cl M1
8.130%, 08/15/31 (B)	1,986	1,858
Conseco Finance Securitizations, Ser 2000-4, Cl A6
8.310%, 05/01/32 (B)	770	586
Countrywide Asset-Backed Certificates, Cl A1
0.559%, 07/25/36 (B) (D)	467	211
Countrywide Asset-Backed Certificates, Cl A
0.889%, 04/25/32 (B)	66	37
Countrywide Asset-Backed Certificates, Ser 2001-BC3, Cl A
0.709%, 12/25/31 (B)	52	26
Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.829%, 06/25/33 (B)	115	98
Countrywide Asset-Backed Certificates, Ser 2005-17, Cl 1AF3
5.711%, 05/25/36 (B)	10,000	4,524
Countrywide Asset-Backed Certificates, Ser 2005-6, Cl M1
0.719%, 12/25/35 (B)	320	288
Countrywide Asset-Backed Certificates, Ser 2006-15, Cl A3
5.689%, 10/25/46 (B)	208	128
Countrywide Asset-Backed Certificates, Ser 2007-7, Cl 2A2
0.389%, 10/25/47 (B)	7,500	6,042
Countrywide Asset-Backed Certificates, Ser 2007-QH1, Cl A1
0.429%, 02/25/37 (B) (D)	1,283	838
Countrywide Asset-Backed Certificates, Ser 2007-SD1, Cl A1
0.679%, 03/25/47 (B) (D)	960	408
Countrywide Home Equity Loan Trust, Ser 2004-K, Cl 2A
0.532%, 02/15/34 (B)	914	420
Countrywide Home Equity Loan Trust, Ser 2005-F, Cl 2A
0.472%, 12/15/35 (B)	2,096	936
Credit Suisse First Boston Mortgage Securities, Ser 2001-MH29, Cl A
5.600%, 09/25/31	489	466

30	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF4
5.704%, 12/25/36	$1,614	$1,174
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF2
5.501%, 12/25/36	827	619
Credit-Based Asset Servicing and Securitization LLC, Ser 2007-CB4, Cl A1A
0.319%, 04/25/37 (B)	4,522	3,744
Credit-Based Asset Servicing and Securitization LLC, Ser 2007-RP1, Cl A
0.539%, 05/25/46 (B) (D)	13,449	7,469
Diamond Investment Grade CDO, Ser 1X, Cl A1
0.997%, 10/11/14 (G)	3,262	3,017
Embarcadero Aircraft Securitization Trust, Ser 2000-A, Cl A1
0.711%, 08/15/25 (B) (D)	3,546	1,596
Equity One, Ser 2003-2, Cl M1
5.050%, 09/25/33 (B)	600	528
Fieldstone Mortgage Investment, Ser 2007-A, Cl 2A2
0.499%, 04/25/47 (B)	2,000	718
First Horizon Asset Back Trust, Ser 2004-HE2, Cl A
0.449%, 02/25/34 (B)	1,132	611
First Horizon Asset Back Trust, Ser 2006-HE2, Cl A
0.359%, 10/25/26 (B)	655	390
GMAC Mortgage Loan Trust, Ser 2005-HE3, Cl A1VN
0.489%, 02/25/36 (B)	6,625	2,418
Green Tree Financial, Ser 1996-5, Cl A6
7.750%, 07/15/27	489	497
GSAMP Trust, Ser 2003-SEA, Cl A1
0.629%, 02/25/33 (B)	1,956	1,203
GSAMP Trust, Ser 2006-SD2, Cl A1
0.339%, 05/25/46 (B) (D)	2,767	2,625
John Deere Owner Trust, Ser 2009-A, Cl A3
2.590%, 10/15/13	300	305
John Deere Owner Trust, Ser 2009-B, Cl A3
1.570%, 10/15/13	535	539
JPMorgan Mortgage Acquisition, Ser 2007-CH1, Cl AF6
5.501%, 10/25/36	9,605	7,892
Lehman XS Trust, Ser 2005-5N, Cl 1A1
0.529%, 11/25/35 (B)	4,503	2,912
Lehman XS Trust, Ser 2005-7N, Cl 1A1B
0.529%, 12/25/35 (B)	3,461	1,090

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Lehman XS Trust, Ser 2006-GP1, Cl A4A
0.559%, 05/25/46 (B)	$8,114	$1,346
Lone Star CDO Funding, Ser IX, Cl A
0.936%, 12/15/12 (G)	2,985	2,895
Merit Securities, Ser 2003-13, Cl A4
7.955%, 12/28/33 (B)	3,373	3,387
Merrill Lynch Mortgage Investors, Ser 2006-WMC2, Cl A2D
5.895%, 03/25/37	5,542	2,336
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/38	2,781	2,532
Mid-State Trust, Ser 2006-1, Cl A
5.787%, 10/15/40 (D)	6,666	6,844
MSCC HELOC Trust, Ser 2005-1, Cl A
0.419%, 07/25/17 (B)	516	243
Nelnet Student Loan Trust, Ser 2008-4, Cl A4
1.729%, 04/25/24 (B)	4,540	4,774
Oakwood Mortgage Investors, Ser 2002-C, Cl AIO, IO
6.000%, 08/15/10	4,611	115
Origen Manufactured Housing, Ser 2002-A, Cl A1
0.472%, 05/15/32 (B)	37	33
Popular ABS Mortgage Pass-Through Trust, Ser 2007-A, Cl A3
0.539%, 06/25/47 (B)	10,380	4,565
RAAC Series, Ser 2007-RP4, Cl A
0.579%, 11/25/46 (B) (D)	15,022	7,187
RAAC Series, Ser 2007-SP3, Cl A1
1.429%, 09/25/47 (B)	411	279
SLC Student Loan Trust, Ser 2008-1, Cl A4A
1.854%, 12/15/32 (B)	12,147	12,840
SLM Student Loan Trust
1.349%, 10/25/16 (B)	1,286	1,308
SLM Student Loan Trust, Ser 2002-5, Cl A4L
0.404%, 09/17/18 (B)	696	692
SLM Student Loan Trust, Ser 2003-3, Cl A4
0.474%, 12/15/17 (B)	615	614
SLM Student Loan Trust, Ser 2003-6, Cl A4
0.454%, 12/17/18 (B)	563	561
SLM Student Loan Trust, Ser 2008-5, Cl A4
1.949%, 07/25/23 (B)	12,942	13,689
SLM Student Loan Trust, Ser 2008-8, Cl A4
1.899%, 07/25/22 (B)	2,093	2,198

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	31

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wells Fargo Home Equity Trust, Ser 2007-2, Cl A1
0.319%, 04/25/37 (B)	$2,493	$2,413

		137,351

Total Asset-Backed Securities (Cost $307,109) ($ Thousands)		267.173

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.2%
FHLB
1.500%, 05/10/10 to 01/16/13 (A) (F)	10,960	10,963
5.500%, 08/13/14 (A)	5,000	5,665
5.000%, 11/17/17	5,000	5,509
0.090%, 03/15/10 to 03/19/10 (C)	16,115	16,115
FHLMC
5.625%, 11/23/35	1,620	1,654
5.500%, 07/18/16	4,000	4,549
5.000%, 04/18/17	5,471	5,513
3.000%, 07/28/14	3,750	3,862
2.875%, 02/09/15 (A)	10,800	10,971
0.374%, 02/03/12 (B)	14,170	14,186
0.110%, 05/04/10	53,700	53,690
FHLMC
0.100%, 03/09/10 to 05/18/10 (C)	78,765	78,759
FICO STRIPS, PO
4.848%, 02/08/18 to 09/26/19 (C)	22,790	15,900
FNMA
7.000%, 10/09/19 (C)	670	394
FNMA
5.250%, 08/01/12	2,800	3,044
5.000%, 02/13/17	5,000	5,528
6.250%, 05/15/29	3,730	4,380
7.125%, 01/15/30	4,090	5,274

		245,956

Total U.S. Government Agency Obligations (Cost $244,532) ($ Thousands)

MUNICIPAL BONDS — 0.3%
County of Clark Nevada, Ser C-BUILD, RB
6.820%, 07/01/45	2,340	2,391
Los Angeles Unified School District, GO
6.758%, 07/01/34	2,330	2,429
North Texas Tollway Authority, RB
6.718%, 01/01/49	1,250	1,333
State of California, Build America Project, GO
7.550%, 04/01/39	1,760	1,719
7.300%, 10/01/39	7,735	7,344
State of Illinois, GO
5.100%, 06/01/33	270	225

Total Municipal Bonds (Cost $15,766) ($ Thousands)		15,441

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

PREFERRED STOCK — 0.0%
GMAC, 7.000% (D)	1	$455
Zurich RegCaPS Funding Trust, 0.959% (B) (D)	—	257

Total Preferred Stock (Cost $309) ($ Thousands)		712

COMMERCIAL PAPER — 1.6%(E)
Credit Agricole North America
0.145%, 03/25/10	24,355	24,352

Lloyds TSB Bank
0.180%, 03/19/10	8,385	8,384
0.170%, 03/23/10	9,090	9,089

		17,473

Societe Generale North America
0.160%, 03/04/10 (E)	25,454	25,453

UBS Finance Delaware LLC
0.140%, 03/26/10	24,365	24,363

Total Commercial Paper (Cost $91,642) ($ Thousands)		91,641

REPURCHASE AGREEMENT — 0.8%
Deutsche Bank 0.110%, dated 02/28/10, to be repurchased on 03/01/10, repurchase price $43,600,133 (collateralized by a U.S. government obligation, par value $43,600,400, 2.000%, 03/17/2010, with total market value $44,484,000)	43,600	43,600

Total Repurchase Agreement (Cost $43,600) ($ Thousands)		43,600

AFFILIATED PARTNERSHIP — 11.1%
SEI Liquidity Fund, L.P.,
0.240% † ** (F)	644,727,988	634,229

Total Affiliated Partnership (Cost $644,728) ($ Thousands)		634,229

CASH EQUIVALENT — 2.7%
Evergreen Institutional Money Market Fund, Cl I, 0.010% **	960,728	961
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.070% † **	151,081	151,080

Total Cash Equivalents (Cost $152,041) ($ Thousands)		152,041

32	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2010

Description	Contracts	Market Value ($ Thousands)
Total Investments — 113.8% (Cost $6,554,809) ($ Thousands) ††		$6,491,957

WRITTEN OPTIONS — 0.0%
June 2010 90Day EURO$ Future Call, Expires 06/19/10, Strike Price $99.36	(235)	$(173)
March 2010 90Day EURO$ Future Call, Expires 03/20/10, Strike Price $99.00	(147)	(270)
March 2010 90Day EURO$ Future Call, Expires 03/20/10, Strike Price $99.50	(136)	(80)
March 2010 90Day EURO$ Future Put, Expires 03/20/10, Strike Price $99.13	(219)	(1)
May 2010 90Day EURO$ Future Call, Expires 04/17/10, Strike Price $120.00	(304)	(67)
May 2010 90Day EURO$ Future Put, Expires 04/17/10, Strike Price $113.00	(304)	(24)
September 2010 90Day EURO$ Future Call, Expires 09/19/09, Strike Price $99.25	(75)	(62)
September 2010 90Day EURO$ Future Call, Expires 09/18/10, Strike Price $99.37	(299)	(172)
September 2010 90Day EURO$ Future Put, Expires 09/18/10, Strike Price $99.25	(299)	(71)

Total Written Options (Premiums Received $841) ($ Thousands)		(920)

Percentages are based on a Net Assets of $5,702,780 ($ Thousands)

A summary of the open futures contracts held by the Fund at February 28, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	(26)	Dec-2010	$(252)
90-Day Euro$	(26)	Jun-2011	(213)
90-Day Euro$	(10)	Mar-2010	(1)
90-Day Euro$	(26)	Mar-2011	(232)
90-Day Euro$	(26)	Sep-2010	(263)
Euro-Bund	(129)	Mar-2010	(153)
U.S. 10-Year Treasury Note	842	Jun-2010	1,193
U.S. 2-Year Treasury Note	86	Jul-2010	37
U.S. 5-Year Treasury Note	4,010	Jul-2010	3,362
U.S. Long Treasury Bond	(505)	Jun-2010	(1,409)
U.S. Long Treasury Bond	70	Jun-2010	138

			$2,207

For the period ended February 28, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	33

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2010

A summary of the outstanding forward foreign currency contracts held by the Fund at February 28, 2010, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
5/18/10	EUR	3,755	USD	5,201	$78

**	The rate reported is the 7-day effective yield as of February 28, 2010.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

††	At February 28, 2010, the tax basis cost of the Fund’s investments was $6,554,809 ($ Thousands), and the unrealized appreciation and depreciation were $231,940 and ($169,088) ($ Thousands), respectively.

(A)	Variable Rate Security — The rate reported is the rate in effect as of February 28, 2010. The date reported is the final maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C)	This security or a partial position of this security is on loan at February 28, 2010. The total value of securities on loan at November 30, 2009 was $625,424 ($ Thousands).

(D)	Security in default on interest payments.

(E)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(F)	This security was purchased with cash collateral held from securities on loan. The total value of this security as of February 28, 2010 was $634,229 ($ Thousands).

(G)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of February 28, 2010 was $6,449 ($ Thousands) and represented 0.11% of net assets.

(H)	Securities considered illiquid. The total value of such securities as of February 28, 2010 was $1,403 ($ Thousands) and represented 0.02% of net assets.

ABS — Asset-Backed Security

ARM — Adjustable Rate Mortgage

CDO — Collateralized Debt Obligation

Cl — Class

CMO — Collateralized Mortgage Obligation

EUR — Euro

FHLB — Federal Home Loan Bank

34	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2010

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only — face amount represents notional amount

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

PO — Principal Only

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — United States Dollar

Amounts designated as “—” are $O or have been rounded to $O.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See end of Form N-Q Filing for ASC 820 (formerly FAS 157) disclosure.

A summary of outstanding swap agreements held by the Fund at February 28, 2010, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	3,850	$(1,212)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	5,500	(1,781)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	4,445	124
Barclays Bank PLC	ABX.HE.AAA 07-1 Index	SELL	0.09	08/25/37	(4,680)	(2,283)
Barclays Bank PLC	ABX.HE.PENAAA 07-2 Index	SELL	0.76	01/25/38	(4,600)	106
Barclays Bank PLC	ABX.HE.PENAAA 07-2 Index	SELL	0.76	01/25/38	(4,000)	128
Barclays Bank PLC	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	16,235	(5,343)
Barclays Bank PLC	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/49	2,000	378
Barclays Bank PLC	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/49	2,000	357
Citigroup	ABX.HE.AAA 06-2 Index	SELL	0.11	05/25/46	(2,084)	(349)
Citigroup	ABX.HE.AAA 07-1 Index	SELL	0.09	08/25/37	(3,545)	(1,719)
Citigroup	ABX.HE.PENAAA 07-2 Index	SELL	0.76	01/25/38	(8,100)	662
Citigroup	ABX.HE.PENAAA 07-2 Index	SELL	0.76	01/25/38	(5,500)	342
Citigroup	Arrow Electric, 6.875% 06/01/18	BUY	(0.82)	03/20/14	1,485	2
Citigroup	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	2,110	(675)
Citigroup	Darden Restaurants Inc., 6.000% 08/15/35	BUY	(2.73)	03/20/14	1,435	(116)
Citigroup	Darden Restaurants Inc., 7.125% 02/01/16	BUY	(2.40)	03/20/15	1,200	(88)
Citigroup	DR Horton, Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	1,020	21
Citigroup	Hewlett Packard, 5.400% 03/01/17	BUY	(0.72)	03/20/14	1,485	(22)
Citigroup	Home Depot, 5.875% 12/16/36	BUY	(2.67)	03/20/14	5,100	(435)
Citigroup	KB Home, 5.750% 2/01/14	BUY	(1.00)	09/20/16	1,020	56
Citigroup	Lowes Cos. Inc., 8.250% 06/01/10	BUY	(1.20)	03/20/14	5,320	(135)
Citigroup	Nordstrom Inc., 6.950%, 03/15/28	BUY	(3.15)	03/20/14	1,135	(116)
Credit Suisse	ABX.HE.AA 06-2 Index	SELL	0.17	05/25/46	(4,689)	(400)
Credit Suisse	ABX.HE.AA 06-2 Index	SELL	0.17	05/25/46	(4,970)	(460)
Credit Suisse	ABX.HE.AAA 06-1 Index	SELL	0.09	08/25/37	(4,000)	(449)

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	35

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2010

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Credit Suisse	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	390	$(127)
Credit Suisse	General Electric Corp., 5.625% 09/15/17	SELL	6.55	12/20/10	(2,570)	138
Credit Suisse	Pulte Homes, Inc., 5.250% 1/15/14	BUY	(1.00)	09/20/16	2,250	77
Credit Suisse	Target Corporation, 4.000% 6/15/13	BUY	(1.00)	12/20/14	1,280	(10)
Credit Suisse	Toll Brothers Inc., 5.150% 05/15/15	BUY	(1.00)	09/20/16	6,700	241
Deutsche Bank	Centex Corporation, 5.250% 06/15/15	BUY	(4.40)	12/20/13	600	(79)
Deutsche Bank	Darden Restaurants Inc., 6.000% 08/15/35	BUY	(2.25)	03/20/14	1,650	(100)
Deutsche Bank	Darden Restaurants Inc., 7.125% 02/01/16	BUY	(2.25)	03/20/13	600	(31)
Deutsche Bank	DR Horton, Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	800	4
Deutsche Bank	Kohl’S Corporation, 6.250% 12/15/17	BUY	(1.00)	12/20/14	1,280	(14)
Deutsche Bank	Nordstrom Inc., 6.950%, 03/15/28	BUY	(2.10)	03/20/14	1,675	(99)
Deutsche Bank	Pulte Homes, Inc., 5.250% 1/15/14	BUY	(1.00)	09/20/16	3,050	109
Deutsche Bank	Pulte Homes, Inc., 5.250% 1/15/14	BUY	(1.00)	09/20/16	2,250	117
Deutsche Bank	Target Corporation, 4.000% 6/15/13	BUY	(1.00)	12/20/14	1,280	(10)
Goldman Sachs	ABX.HE.AA 06-2 Index	SELL	0.17	05/25/46	(3,564)	(312)
Goldman Sachs	ABX.HE.AAA 07-1 Index	SELL	0.09	08/25/37	(5,420)	(875)
Goldman Sachs	DR Horton, Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	795	4
Goldman Sachs	Pulte Homes, Inc., 5.250% 1/15/14	BUY	(1.00)	09/20/16	1,600	61
Merrill Lynch	Centex Corporation, 5.250% 06/15/15	BUY	(3.56)	12/20/12	1,970	(161)
Merrill Lynch	Centex Corporation, 5.250% 06/15/15	BUY	(3.56)	12/20/12	1,375	(116)
Morgan Stanley	ABX.HE.AAA 07-1 Index	SELL	0.09	08/25/37	(2,100)	(357)
Morgan Stanley	ABX.HE.AAA 07-1 Index	SELL	0.09	08/25/37	(5,200)	(840)
Morgan Stanley	CDX.IG HVOL.12 Index	SELL	5.00	04/20/14	(6,090)	713
Morgan Stanley	Darden Restaurants Inc., 7.125% 02/01/16	BUY	(2.25)	03/20/13	600	(31)
Morgan Stanley	Kohl’S Corporation, 6.250% 12/15/17	BUY	(1.00)	12/20/14	1,280	(14)
Morgan Stanley	Midamerican Energy Corp., 4.625% 10/15/13	SELL	4.00	03/20/11	(5,400)	234
Royal Bank of Scotland	ABX.HE.AA 06-2 Index	SELL	0.17	05/25/46	(2,813)	(240)

						$(15,125)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Deutsche Bank	2.90%	3-Month LIBOR	02/28/14	87,200,000	$(2,577)
Goldman Sachs	4.21%	10-YR CMS	05/25/10	9,180,000	129
Morgan Stanley	0.00%	3-Month LIBOR	11/15/27	29,630,000	(158)
Morgan Stanley	0.00%	3-Month LIBOR	02/15/25	19,470,000	(159)

					$(2,765)

36	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2010

Credit Default Swaps

On September 12, 2008, the FASB issued FASB Staff Position (“FSP”) No. FAS 133-1 and FASB Interpretation Number (“FIN”) 45-4 (“FSP 133-1”), Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. The FSP is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. It amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also amends FIN 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require an additional disclosure about the current status of the payment/performance risk of a guarantee. FSP 133-1 and FIN 45-4 is effective for reporting periods (annual or interim) ending after November 15, 2008 and was adopted by the Fund effective November 30, 2008.

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of February 28, 2010, the Fund is the buyer (“receiving protection”) on a total notional amount of $86.8 million)1 and is the seller (“providing protection”) on a total notional amount of $79.3 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$377,486.63	—	($45,083,611.68)	(817,112)	($45,523,237.49)
Maximum potential amount of future payments	($7,970,000.00)	—	($65,265,088.44)	(6,089,958)	($79,325,046.44)
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

(1)	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	37

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2010

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	More than 10 years	Total
Current credit spread* on underlying (in basis points)
0-2500	—	—	(14,059,958)	—	—	(14,059,958)
2501-5000	—	—	—	—	(22,200,000)	(22,200,000)
5001-7500	—	—	—	—	(27,028,783)	(27,028,783)
Greater than 7500	—	—	—	—	(16,036,306)	(16,036,306)
Total	—	—	(14,059,958)	—	(65,265,088)	(79,325,046)

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

38	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 83.8%

Consumer Discretionary — 16.2%
Adelphia Communications (escrow security)
10.250%, 06/15/11 (B)	$125	$2
7.875%, 01/15/09 (B)	250	3
7.750%, 05/01/09 (B)	75	1
Adelphia Communications, Ser B (escrow security)
9.500%, 02/15/04	25	—
America West Airlines LLC
8.057%, 07/02/20	2,094	1,927
American Airlines
13.000%, 08/01/16 (A)	1,904	2,123
American Axle & Manufacturing Holdings
9.250%, 01/15/17 (A)	420	435
Ameristar Casinos
9.250%, 06/01/14 (A)	1,050	1,074
Amscan Holdings
8.750%, 05/01/14	2,620	2,541
ARAMARK
8.500%, 02/01/15	400	404
ArvinMeritor
8.125%, 09/15/15	1,295	1,178
Ashtead Capital
9.000%, 08/15/16 (A)	2,324	2,336
Avis Budget Car Rental LLC
7.750%, 05/15/16	780	704
Beazer Homes USA
12.000%, 10/15/17 (A)	1,290	1,438
8.375%, 04/15/12	785	773
8.125%, 06/15/16	515	435
6.500%, 11/15/13	1,475	1,335
Belo
8.000%, 11/15/16	3,250	3,364
7.750%, 06/01/27	2,025	1,635
Boyd Gaming
7.125%, 02/01/16	1,375	1,083
Brunswick
11.750%, 08/15/13	1,500	1,657
11.250%, 11/01/16 (A)	3,465	3,855
Burlington Coat Factory Investment Holdings
14.500%, 10/15/14	4,480	4,592
Burlington Coat Factory Warehouse
11.125%, 04/15/14	3,010	3,063
Cablevision Systems
8.625%, 09/15/17 (A)	1,305	1,344
Caesars Entertainment
7.875%, 03/15/10	682	679
CCO Holdings LLC
8.750%, 11/15/13 (B)	3,470	3,522
Charter Communications Operating LLC
10.875%, 09/15/14 (A) (B)	1,055	1,175
Couche-Tard US
7.500%, 12/15/13	330	332

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Dana (escrow security) (B)
7.000%, 03/01/09	$175	$4
7.000%, 03/01/29	1,100	28
6.500%, 03/15/08	100	2
6.500%, 03/15/28	200	5
Dave & Buster’s
11.250%, 03/15/14	2,081	2,175
Delta Air Lines
7.920%, 11/18/10	575	581
7.711%, 09/18/11	1,900	1,881
DISH DBS
7.125%, 02/01/16	2,770	2,777
Dollar General
11.875%, 07/15/17	1,520	1,759
DR Horton
6.000%, 04/15/11	730	745
Duane Reade
11.750%, 08/01/15 (A)	2,225	2,803
Eastman Kodak
9.750%, 03/01/18 (A)	1,700	1,659
7.250%, 11/15/13	2,930	2,762
Easton-Bell Sports
9.750%, 12/01/16 (A)	2,310	2,397
El Dorado Casino Shreveport PIK
10.000%, 08/01/12	1,102	937
El Pollo Loco
11.750%, 12/01/12	2,250	2,318
Equinox Holdings
9.500%, 02/01/16 (A)	1,240	1,221
Fontainebleau Las Vegas
10.250%, 06/15/15 (A) (B)	3,500	37
Ford Motor
7.450%, 07/16/31	1,975	1,736
Ford Motor, Ser 1999
6.375%, 02/01/29	1,080	864
Galaxy Entertainment Finance
9.875%, 12/15/12 (A)	1,565	1,624
Gaylord Entertainment
6.750%, 11/15/14	480	451
Goodyear Tire & Rubber
10.500%, 05/15/16	325	350
9.000%, 07/01/15	51	53
8.625%, 12/01/11	831	862
Group 1 Automotive
8.250%, 08/15/13	100	100
Hanesbrands
8.000%, 12/15/16	2,635	2,688
Hanesbrands, Ser B
3.831%, 12/15/14 (C)	1,185	1,111
Harrah’s Operating
11.250%, 06/01/17 (A)	575	597
11.250%, 06/01/17 (A)	1,240	1,286
10.000%, 12/15/18 (A)	5,056	3,817
5.750%, 10/01/17	1,000	488
5.500%, 07/01/10	248	244
Harrahs Operating Escrow LLC
11.250%, 06/01/17 (A)	7,430	7,709
Harry & David Operations
9.000%, 03/01/13	395	268
Hertz
8.875%, 01/01/14	1,480	1,502

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	1

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
HSN
11.250%, 08/01/16	$1,700	$1,908
Inergy
8.750%, 03/01/15 (A)	850	873
8.250%, 03/01/16	345	349
6.875%, 12/15/14	275	268
Intcomex
13.250%, 12/15/14 (A)	3,000	2,977
Isle of Capri Casinos
7.000%, 03/01/14	3,770	3,063
Jarden
8.000%, 05/01/16	500	522
7.500%, 05/01/17	1,910	1,920
JC Penney
7.400%, 04/01/37	1,860	1,837
K Hovnanian Enterprises
10.625%, 10/15/16 (A)	655	684
7.500%, 05/15/16	685	490
6.250%, 01/15/15	375	281
Lamar Media
7.250%, 01/01/13	900	900
Landry’s Restaurants
11.625%, 12/01/15 (A)	2,514	2,627
Levi Strauss
9.750%, 01/15/15	250	261
Libbey Glass
10.000%, 02/15/15 (A)	725	750
Lions Gate Entertainment
10.250%, 11/01/16 (A)	3,265	3,273
M/I Homes
6.875%, 04/01/12	640	621
Macy’s Retail Holdings
8.875%, 07/15/15	2,180	2,393
McJunkin Red Man
9.500%, 12/15/16 (A)	1,190	1,193
MDC Partners
11.000%, 11/01/16 (A)	3,400	3,638
Meritage Homes
7.000%, 05/01/14	995	965
6.250%, 03/15/15	205	193
MGM Mirage
13.000%, 11/15/13 (A)	75	85
11.375%, 03/01/18 (A)	2,085	1,929
11.125%, 11/15/17 (A)	1,045	1,129
10.375%, 05/15/14 (A)	775	822
8.500%, 09/15/10	102	102
7.500%, 06/01/16	3,490	2,766
6.875%, 04/01/16	250	195
6.750%, 04/01/13	1,235	1,108
6.750%, 09/01/12	1,070	990
5.875%, 02/27/14	3,085	2,599
Michaels Stores
11.375%, 11/01/16 (A)	21	21
Mohegan Tribal Gaming Authority
7.125%, 08/15/14	905	670
6.875%, 02/15/15	250	174
MTR Gaming Group
12.625%, 07/15/14 (A)	1,055	1,018
NCL
11.750%, 11/15/16 (A)	310	322
Nebraska Book
10.000%, 12/01/11 (A)	1,650	1,675

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Neiman-Marcus Group PIK
9.000%, 10/15/15	$1,868	$1,840
Norcraft
10.500%, 12/15/15 (A)	625	647
Norcraft Holdings
9.750%, 09/01/12	671	631
OSI Restaurant Partners LLC
10.000%, 06/15/15	3,533	3,339
Peninsula Gaming LLC
10.750%, 08/15/17 (A)	480	468
8.375%, 08/15/15 (A)	3,150	3,008
Penn National Gaming
6.750%, 03/01/15	3,490	3,333
Penske Auto Group
7.750%, 12/15/16	1,700	1,622
Pinnacle Entertainment
7.500%, 06/15/15	1,285	1,063
Quiksilver
6.875%, 04/15/15	1,455	1,240
QVC
7.500%, 10/01/19 (A)	2,960	2,997
River Rock Entertainment Authority
9.750%, 11/01/11	4,717	4,346
RJ Tower
12.000%, 06/01/13 (B)	210	1
Royal Caribbean Cruises
11.875%, 07/15/15	900	1,019
7.250%, 06/15/16	640	624
7.000%, 06/15/13	925	918
RSC Equipment Rental
9.500%, 12/01/14	3,505	3,391
Sabre Holdings
8.350%, 03/15/16	1,500	1,376
Salem Communications
9.625%, 12/15/16 (A)	1,152	1,189
Sally Holdings LLC
10.500%, 11/15/16	2,830	3,049
9.250%, 11/15/14	1,615	1,688
San Pasqual Casino
8.000%, 09/15/13 (A)	1,530	1,453
Sbarro
10.375%, 02/01/15	1,866	1,525
Sealy Mattress
10.875%, 04/15/16 (A)	35	38
8.250%, 06/15/14	3,805	3,729
Service International
7.375%, 10/01/14	1,035	1,053
6.750%, 04/01/15	1,395	1,381
Shingle Springs Tribal Group
9.375%, 06/15/15 (A)	1,260	1,002
Simmons
10.000%, 12/15/14 (B) (D)	6,595	544
Simmons Bedding
11.250%, 07/15/15 (B)	4,710	5,110
Sinclair Broadcast Group
8.000%, 03/15/12	2,025	1,990
Sirius XM Radio
9.750%, 09/01/15 (A)	1,380	1,442
Speedway Motorsports
8.750%, 06/01/16 (A)	1,750	1,846

2	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Stanadyne Holdings
12.000%, 02/15/15 (D)	$1,500	$1,102
Stanadyne Holdings, Ser 1
10.000%, 08/15/14	475	430
Standard Pacific Escrow LLC
10.750%, 09/15/16 (A)	2,275	2,372
Starwood Hotels & Resorts Worldwide
6.750%, 05/15/18	2,095	2,085
Station Casinos
6.875%, 03/01/16 (B)	960	5
6.625%, 03/15/18 (B)	2,090	11
Steinway Musical Instruments
7.000%, 03/01/14 (A)	5,070	4,690
Sun Media
7.625%, 02/15/13	835	795
Tenneco
8.625%, 11/15/14	585	575
Toys R Us Property I LLC
10.750%, 07/15/17 (A)	640	702
Travelport LLC
11.875%, 09/01/16	6,805	7,094
9.875%, 09/01/14	690	706
4.877%, 09/01/14 (C)	2,044	1,901
TRW Automotive
7.250%, 03/15/17 (A)	575	543
7.000%, 03/15/14 (A)	1,130	1,079
Turning Stone Resort Casino Enterprise
9.125%, 09/15/14 (A)	1,970	1,970
UAL 1995 Pass Through Trust A
9.020%, 04/19/12	538	134
UAL Pass Through Trust Series 2000-1
8.030%, 07/01/11	540	788
United Air Lines
12.000%, 11/01/13 (A)	1,245	1,208
10.400%, 11/01/16	1,705	1,803
9.875%, 08/01/13 (A)	1,370	1,370
9.750%, 01/15/17	3,570	3,722
United Components
9.375%, 06/15/13	1,460	1,449
Univision Communications
9.750%, 03/15/15 (A)	3,543	3,135
Vail Resorts
6.750%, 02/15/14	1,970	1,955
Videotron
6.875%, 01/15/14	2,339	2,348
VWR Funding
10.250%, 07/15/15	3,777	4,004
WMG Acquisition
9.500%, 06/15/16 (A)	2,770	2,908
Wyndham Worldwide
7.375%, 03/01/20	1,250	1,257
Wynn Las Vegas LLC
6.625%, 12/01/14	520	503
6.625%, 12/01/14	100	97

		252,085

Consumer Staples — 8.5%
Accellent
10.500%, 12/01/13	915	913
8.375%, 02/01/17 (A)	1,705	1,718

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Alliance One International
10.000%, 07/15/16 (A)	$220	$229
10.000%, 07/15/16 (A)	1,090	1,134
Apria Healthcare Group
12.375%, 11/01/14 (A)	5,120	5,517
Avis Budget Car Rental LLC
7.625%, 05/15/14	1,870	1,744
B&G Foods
7.625%, 01/15/18	2,505	2,530
Bausch & Lomb
9.875%, 11/01/15	2,190	2,245
Biomet
11.625%, 10/15/17	6,105	6,746
Bumble Bee Foods LLC
7.750%, 12/15/15 (A)	630	632
Catalent Pharma Solutions
9.500%, 04/15/15	5,055	4,789
Central Garden and Pet
9.125%, 02/01/13	1,445	1,470
8.250%, 03/01/18	1,250	1,266
Chiquita Brands International
8.875%, 12/01/15	1,495	1,517
Constellation Brands
8.375%, 12/15/14	1,600	1,704
7.250%, 09/01/16	2,190	2,215
7.250%, 05/15/17	1,250	1,259
Cott Beverages
8.375%, 11/15/17 (A)	2,325	2,366
Del Monte
7.500%, 10/15/19 (A)	245	249
DJO Finance LLC
10.875%, 11/15/14	5,485	5,869
10.875%, 11/15/14 (A)	2,135	2,284
Dole Food
13.875%, 03/15/14 (A)	1,101	1,313
8.000%, 10/01/16 (A)	370	377
Fleming
10.125%, 04/01/08 (B) (F)	943	—
HCA
9.875%, 02/15/17 (A)	170	184
9.625%, 11/15/16	9,111	9,748
9.250%, 11/15/16	1,270	1,351
8.500%, 04/15/19 (A)	2,640	2,831
7.875%, 02/15/20 (A)	5,115	5,345
JBS USA LLC
11.625%, 05/01/14 (A)	560	633
JohnsonDiversey Holdings
10.500%, 05/15/20 (A)	2,595	2,699
Laureate Education
11.750%, 08/15/17 (A)	400	408
10.000%, 08/15/15 (A)	525	533
National Money Mart
10.375%, 12/15/16 (A)	1,215	1,267
Novasep Holding SAS
9.750%, 12/15/16 (A)	870	805
Pantry
7.750%, 02/15/14	3,785	3,624

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	3

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Rite Aid
10.375%, 07/15/16	$3,455	$3,619
10.250%, 10/15/19 (A)	250	264
9.750%, 06/12/16	510	545
9.500%, 06/15/17	2,665	2,205
9.375%, 12/15/15	1,425	1,190
7.700%, 02/15/27	150	86
7.500%, 03/01/17	685	635
6.875%, 12/15/28 (A)	350	187
RSC Equipment Rental
10.000%, 07/15/17 (A)	2,000	2,140
Seminole Indian Tribe of Florida
6.535%, 10/01/20 (A)	1,000	907
5.798%, 10/01/13 (A)	2,195	2,160
ServiceMaster
10.750%, 07/15/15 (A)	4,495	4,607
7.450%, 08/15/27	1,500	1,080
7.250%, 03/01/38	1,145	761
7.100%, 03/01/18	1,155	936
Smithfield Foods
10.000%, 07/15/14 (A)	2,053	2,222
7.750%, 05/15/13	1,540	1,502
Southern States Cooperative
11.000%, 11/01/11 (A)	2,950	2,957
Spectrum Brands
12.000%, 08/28/19	1,302	1,321
SUPERVALU
8.000%, 05/01/16	3,550	3,577
Ticketmaster Entertainment LLC
10.750%, 08/01/16	3,315	3,646
Tops Markets LLC
10.125%, 10/15/15 (A)	1,330	1,373
Trico Shipping
11.875%, 11/01/14 (A)	1,230	1,192
United Rentals North America
10.875%, 06/15/16	3,000	3,150
9.250%, 12/15/19	1,040	1,014
Universal Hospital Services
8.500%, 06/01/15	960	931
US Oncology
9.125%, 08/15/17 (A)	1,330	1,380
US Oncology Holdings
6.428%, 03/15/12 (C)	1,231	1,157
Vanguard Health Holding II LLC
8.000%, 02/01/18 (A)	3,010	2,957
Yankee Acquisition, Ser B
9.750%, 02/15/17	2,665	2,658

		131,873

Energy — 8.6%
Allis-Chalmers Energy
8.500%, 03/01/17	560	477
Anadarko Petroleum
6.450%, 09/15/36	2,515	2,637
Antero Resources Finance
9.375%, 12/01/17 (A)	990	1,010
Aquilex Holdings LLC
11.125%, 12/15/16 (A)	1,720	1,797
Arch Coal
8.750%, 08/01/16 (A)	3,485	3,607
Atlas Energy Operating LLC
12.125%, 08/01/17	1,910	2,149
10.750%, 02/01/18	1,815	1,965

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Aventine Renewable Energy
10.000%, 04/01/17 (B)	$2,600	$2,613
Basic Energy Services
11.625%, 08/01/14	1,300	1,394
Bill Barrett
9.875%, 07/15/16	1,000	1,059
Calfrac Holdings
7.750%, 02/15/15 (A)	3,000	2,917
Chesapeake Energy
9.500%, 02/15/15	1,650	1,794
7.500%, 06/15/14	219	221
7.000%, 08/15/14	255	255
6.875%, 01/15/16	860	846
6.500%, 08/15/17	850	807
Cie Generale de Geophysique- Veritas
9.500%, 05/15/16 (A)	2,095	2,205
Cloud Peak Energy Resources LLC
8.250%, 12/15/17 (A)	1,205	1,202
Complete Production Services
8.000%, 12/15/16	760	739
Compton Petroleum Finance
7.625%, 12/01/13	350	282
Copano Energy LLC
7.750%, 06/01/18	2,930	2,864
Crosstex Energy
8.875%, 02/15/18 (A)	1,650	1,675
Denbury Resources
9.750%, 03/01/16	1,320	1,422
8.250%, 02/15/20	6,210	6,427
7.500%, 04/01/13	960	970
7.500%, 12/15/15	1,175	1,187
Drummond
9.000%, 10/15/14 (A)	1,220	1,220
Dynegy Holdings
8.375%, 05/01/16	2,200	1,925
7.750%, 06/01/19	3,555	2,791
7.625%, 10/15/26	1,230	849
7.500%, 06/01/15	1,900	1,653
El Paso
8.250%, 02/15/16	215	228
7.800%, 08/01/31	275	267
7.420%, 02/15/37	1,000	913
7.250%, 06/01/18	2,260	2,275
Enterprise Products Operating LLC
8.375%, 08/01/66 (C)	620	627
Forbes Energy Services LLC
11.000%, 02/15/15	916	870
Forest Oil
8.500%, 02/15/14 (A)	385	398
8.000%, 12/15/11	800	838
7.250%, 06/15/19	1,910	1,872
General Maritime
12.000%, 11/15/17 (A)	1,215	1,258
Gibson Energy ULC
10.000%, 01/15/18 (A)	685	668
Helix Energy Solutions Group
9.500%, 01/15/16 (A)	3,330	3,363
Hercules Offshore
10.500%, 10/15/17 (A)	1,075	1,070

4	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Hilcorp Energy I
8.000%, 02/15/20 (A)	$1,410	$1,354
Hillcorp Energy
9.000%, 06/01/16 (A)	255	258
7.750%, 11/01/15 (A)	2,545	2,475
Holly
9.875%, 06/15/17 (A)	3,135	3,213
International Coal Group
10.250%, 07/15/14	1,360	1,387
Key Energy Services
8.375%, 12/01/14	960	951
Linn Energy LLC
11.750%, 05/15/17 (A)	260	294
Mariner Energy
8.000%, 05/15/17	1,200	1,146
MarkWest Energy Partners
8.750%, 04/15/18	1,645	1,665
MarkWest Energy Partners, Ser B
8.500%, 07/15/16	250	251
McMoRan Exploration
11.875%, 11/15/14	3,420	3,659
Murray Energy
10.250%, 10/15/15 (A)	990	991
Newfield Exploration
7.125%, 05/15/18	1,330	1,330
6.875%, 02/01/20	3,000	2,955
NFR Energy LLC
9.750%, 02/15/17 (A)	845	826
OPTI Canada
9.000%, 12/15/12 (A)	275	280
8.250%, 12/15/14	2,900	2,581
7.875%, 12/15/14	1,745	1,536
Penn Virginia
10.375%, 06/15/16	400	432
Petrohawk Energy
10.500%, 08/01/14	2,100	2,278
PetroHawk Energy
9.125%, 07/15/13	1,335	1,388
7.875%, 06/01/15	1,975	1,975
Petroleum Development
12.000%, 02/15/18	2,325	2,441
Plains Exploration & Production
10.000%, 03/01/16	1,140	1,240
7.750%, 06/15/15	75	76
7.625%, 06/01/18	350	351
7.000%, 03/15/17	600	586
Quicksilver Resources
11.750%, 01/01/16	2,200	2,497
7.125%, 04/01/16	2,970	2,762
Range Resources
8.000%, 05/15/19	4,615	4,834
7.500%, 05/15/16	350	358
SandRidge Energy
9.875%, 05/15/16 (A)	1,595	1,647
8.750%, 01/15/20 (A)	2,190	2,146
8.625%, 04/01/15	1,135	1,112
Southwestern Energy
7.500%, 02/01/18	1,125	1,187
Stone Energy
8.625%, 02/01/17	2,110	2,063
Swift Energy
7.125%, 06/01/17	185	175

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Targa Resources Partners
11.250%, 07/15/17 (A)	$4,435	$4,923
Tesoro
9.750%, 06/01/19	2,800	2,877
Valero Energy
10.500%, 03/15/39	960	1,272
Williams
7.875%, 09/01/21	204	250
7.750%, 06/15/31	259	298

		133,926

Financials — 12.6%
Algoma Acquisition
9.875%, 06/15/15 (A)	1,400	1,229
ALH Finance LLC
8.500%, 01/15/13	2,445	2,439
Alliant Holdings
11.000%, 05/01/15 (A)	2,500	2,544
Allied Capital
6.625%, 07/15/11	3,525	3,411
6.000%, 04/01/12	1,400	1,314
American General Finance MTN
5.375%, 10/01/12	260	221
4.875%, 07/15/12	795	676
0.504%, 12/15/11 (C)	3,025	2,573
American International Group
8.175%, 05/15/58 (C)	1,025	692
BAC Capital Trust XIV
5.630%, 03/15/12 (C)	2,135	1,495
Bank of America
8.125%, 05/15/18 (C)	650	619
8.000%, 12/29/49 (C)	1,260	1,201
C5 Capital SPV
6.196%, 12/31/11 (A) (C)	535	369
Capital One Capital V
10.250%, 08/15/39	1,545	1,752
Cardtronics
9.250%, 08/15/13	605	619
9.250%, 08/15/13	1,435	1,467
Cemex Finance LLC
9.500%, 12/14/16 (A)	4,325	4,412
CEVA Group
11.625%, 10/01/16 (A)	3,155	3,250
Chukchansi Economic Development Authority
4.024%, 11/15/12 (A) (C)	1,985	1,548
CIT Group
7.000%, 05/01/13	483	456
7.000%, 05/01/15	724	657
7.000%, 05/01/17	4,040	3,570
7.000%, 05/01/14	724	663
7.000%, 05/01/16	1,207	1,068
Citigroup Capital XXI
8.300%, 12/21/57 (C)	680	631
City National Bank
9.000%, 08/12/19	4,062	4,062
City National Capital Trust I
9.625%, 02/01/40	1,975	2,153
Comerica Bank
5.200%, 08/22/17	1,000	967
Corporate Office Properties
3.500%, 09/15/26 ‡ (A)	260	253

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	5

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Credit Acceptance
9.125%, 02/01/17 (A)	$2,600	$2,587
Delphi Financial Group
7.875%, 01/31/20	5,500	5,665
DuPont Fabros Technology
8.500%, 12/15/17 ‡ (A)	2,000	2,030
E*Trade Financial
7.875%, 12/01/15	825	777
E*Trade Financial PIK
12.500%, 11/30/17	1,535	1,777
Felcor Lodging
10.000%, 10/01/14 ‡ (A)	1,320	1,284
FireKeepers Development Authority
13.875%, 05/01/15 (A)	3,420	3,933
Ford Motor Credit LLC
12.000%, 05/15/15	1,070	1,222
9.875%, 08/10/11	1,115	1,170
8.700%, 10/01/14	410	421
8.000%, 12/15/16	2,100	2,109
8.000%, 06/01/14	3,000	3,019
7.800%, 06/01/12	3,905	3,946
7.500%, 08/01/12	810	813
7.000%, 10/01/13	4,309	4,244
5.504%, 06/15/11 (C)	1,000	1,009
Fresenius US Finance II
9.000%, 07/15/15 (A)	800	884
Genworth Financial
6.500%, 06/15/34	1,045	854
6.150%, 11/15/66 (C)	3,995	2,766
GMAC
8.000%, 11/01/31	3,883	3,582
8.000%, 12/31/18	775	717
6.875%, 08/28/12	1,565	1,549
6.875%, 09/15/11	3,497	3,497
6.750%, 12/01/14	2,506	2,393
6.625%, 05/15/12	604	596
HBOS MTN
5.375%, 11/29/49 (A)	1,005	814
HBOS Capital Funding
6.071%, 06/30/49 (A) (C)	4,200	3,066
Hellas II
6.001%, 01/15/15 (A) (C)	2,100	89
Host Hotels & Resorts LP
6.875%, 11/01/14 ‡	545	542
Host Marriott LP, Ser O
6.375%, 03/15/15 ‡	385	378
Host Marriott LP, Ser Q
6.750%, 06/01/16 ‡	2,300	2,266
HUB International Holdings
10.250%, 06/15/15 (A)	410	380
9.000%, 12/15/14 (A)	2,270	2,168
Icahn Enterprises
8.000%, 01/15/18 (A)	3,400	3,196
7.750%, 01/15/16 (A)	4,800	4,512

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
International Lease Finance
6.625%, 11/15/13	$2,365	$2,084
6.375%, 03/25/13	335	295
5.625%, 09/20/13	475	405
5.550%, 09/05/12	430	385
5.350%, 03/01/12	125	116
5.250%, 01/10/13	375	325
5.000%, 09/15/12	2,170	1,926
Lehman Brothers Holdings MTN
6.875%, 05/02/18 (B)	3,500	805
5.625%, 01/24/13 (B)	1,000	234
Lincoln National
6.050%, 04/20/67 (C)	390	300
Lloyds Banking Group
6.267%, 11/14/16 (A)	310	164
5.920%, 09/29/49 (A) (C)	470	254
Marlin Water Trust II
6.310%, 07/15/03 (A) (B)	4,000	3
MBIA
5.700%, 12/01/34	2,400	1,060
MetLife
10.750%, 08/01/39	2,315	2,853
MetLife Capital Trust X
9.250%, 04/08/38 (A) (C)	5,285	5,866
MU Finance
8.375%, 02/01/17 (A)	1,130	1,059
National Life Insurance
10.500%, 09/15/39 (A)	1,100	1,157
Nuveen Investments
10.500%, 11/15/15	10,560	9,557
5.500%, 09/15/15	765	551
Ohio Casualty
7.300%, 06/15/14	1,050	1,113
Omega Healthcare Investors
7.500%, 02/15/20 ‡ (A)	3,505	3,474
PHH
7.125%, 03/01/13	1,385	1,304
Pinnacle Foods Finance LLC
10.625%, 04/01/17	1,675	1,734
9.250%, 04/01/15	170	173
9.250%, 04/01/15 (A)	1,745	1,771
PNC Preferred Funding Trust II
6.113%, 03/29/49 (A) (C)	1,640	1,233
Popular North America Capital Trust I
6.564%, 09/15/34	250	165
Protective Life
8.450%, 10/15/39	3,140	3,181
Rabobank Nederland
11.000%, 12/31/49 (A) (C)	1,465	1,856
Radian Group
7.750%, 06/01/11	1,705	1,594
5.625%, 02/15/13	1,050	788
Realogy
12.375%, 04/15/15	1,355	928
10.500%, 04/15/14	675	564
Regions Financing Trust II
6.625%, 05/15/47 (C)	470	333
Reynolds Group Issuer
7.750%, 10/15/16 (A)	6,960	7,047
Royal Bank of Scotland Group
7.640%, 09/29/17 (C)	1,720	1,058

6	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Senior Housing Properties Trust
7.875%, 04/15/15 ‡	$645	$644
Snoqualmie Entertainment Authority
9.125%, 02/01/15 (A)	2,725	1,880
4.136%, 02/01/14 (A) (C)	275	187
Susser Holdings LLC
10.625%, 12/15/13	225	233
Symetra Financial
6.125%, 04/01/16 (A)	565	551
Torchmark
9.250%, 06/15/19	2,625	3,113
UCI Holdco
9.250%, 12/15/13 (C)	1,227	1,129
Unitrin
6.000%, 05/15/17	1,140	1,075
Universal City Development Partners
8.875%, 11/15/15 (A)	1,515	1,526
USB Capital IX
6.189%, 04/15/49 (C)	1,015	837
USI Holdings
9.750%, 05/15/15 (A)	3,437	3,153
Ventas Realty LP
7.125%, 06/01/15 ‡	1,026	1,057
6.750%, 04/01/17 ‡	775	775
XL Capital
6.500%, 12/31/49 (C)	750	588
Yankee Acquisition, Ser B
8.500%, 02/15/15	1,705	1,705
Zions Bancorporation
7.750%, 09/23/14	620	596
6.000%, 09/15/15	1,305	1,128
5.650%, 05/15/14	160	140
5.500%, 11/16/15	500	428

		195,026

Health Care — 2.8%
Biomet
10.375%, 10/15/17	7,505	8,218
10.000%, 10/15/17	3,175	3,469
Bio-Rad Laboratories
8.000%, 09/15/16	870	909
Community Health Systems
8.875%, 07/15/15	1,995	2,065
Cooper
7.125%, 02/15/15	1,590	1,574
Health Management Associates
6.125%, 04/15/16	2,140	1,996
Healthsouth
8.125%, 02/15/20	1,615	1,575
Inverness Medical Innovations
9.000%, 05/15/16	6,965	7,000
Phibro Animal Health
13.000%, 08/01/14 (A)	1,000	1,015
Psychiatric Solutions
7.750%, 07/15/15 (A)	315	294
7.750%, 07/15/15	2,055	1,973
ReAble Therapeutics Finance LLC
11.750%, 11/15/14	1,882	1,961
Select Medical
7.625%, 02/01/15	1,720	1,617

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Surgical Care Affiliates
8.875%, 07/15/15 (A)	$1,736	$1,701
Talecris Biotherapeutics Holdings
7.750%, 11/15/16 (A)	1,990	2,000
Tenet Healthcare
10.000%, 05/01/18 (A)	45	49
9.250%, 02/01/15	1,870	1,898
8.875%, 07/01/19 (A)	495	522
United Surgical Partners International
8.875%, 05/01/17	105	107
United Surgical Partners International PIK
9.250%, 05/01/17	3,190	3,286

		43,229

Industrials — 7.3%
ACCO Brands
10.625%, 03/15/15 (A)	3,605	3,919
7.625%, 08/15/15	1,435	1,317
Actuant
6.875%, 06/15/17	2,575	2,485
Aleris International PIK
9.000%, 12/15/14 (B)	950	7
Aleris International
10.000%, 12/15/16 (B)	1,675	36
Alliant Techsystems
6.750%, 04/01/16	2,845	2,802
Allison Transmission
11.000%, 11/01/15 (A)	1,558	1,616
America West Airlines, Ser 99-1
7.930%, 01/02/19	167	153
American Axle & Manufacturing
7.875%, 03/01/17	1,340	1,166
Ames True Temper
10.000%, 07/15/12	355	346
4.251%, 01/15/12 (C)	1,730	1,618
Associated Materials
11.250%, 03/01/14	910	901
Associated Materials LLC
9.875%, 11/15/16	630	668
Atrium
15.000%, 12/15/12 (A) (B) (D)	1,593	24
Baker & Taylor
11.500%, 07/01/13 (A)	925	476
Baldor Electric
8.625%, 02/15/17	1,215	1,245
BE Aerospace
8.500%, 07/01/18	650	681
Belden
9.250%, 06/15/19 (A)	655	694
Berry Plastics
10.250%, 03/01/16	2,400	2,154
Buffalo Thunder Development Authority
9.375%, 12/15/14 (A) (B)	2,050	354
BWAY
10.000%, 04/15/14 (A)	4,585	4,723
C8 Capital SPV
6.640%, 12/31/14 (A) (C)	1,295	906
Case New Holland
7.750%, 09/01/13 (A)	1,210	1,216

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	7

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Casella Waste Systems
11.000%, 07/15/14 (A)	$30	$32
9.750%, 02/01/13	1,335	1,337
Chart Industries
9.125%, 10/15/15	2,000	1,995
Clean Harbors
7.625%, 08/15/16	2,670	2,697
Coleman Cable
9.000%, 02/15/18 (A)	3,845	3,807
Continental Airlines
9.000%, 07/08/16	892	954
7.339%, 04/19/14 (F) (I)	1,490	1,386
Continental Airlines 2009-2 Class A Pass Through Trust
7.250%, 11/10/19	1,525	1,582
Cornell
10.750%, 07/01/12	370	376
Corrections Corp of America
7.750%, 06/01/17	1,650	1,691
CPM Holdings
10.625%, 09/01/14 (A)	735	779
Crown Americas LLC
7.625%, 05/15/17 (A)	590	614
DAE Aviation Holdings
11.250%, 08/01/15 (A)	1,070	976
Delta Air Lines
12.250%, 03/15/15 (A)	3,260	3,313
Delta Air Lines, Ser 2002-1, Cl C
7.779%, 01/02/12	166	156
Douglas Dynamics LLC
7.750%, 01/15/12 (A)	3,975	4,015
DP World
6.850%, 07/02/37 (A)	960	733
DP World Sukuk
6.250%, 07/02/17 (A)	930	792
Dycom Investments
8.125%, 10/15/15	2,035	1,893
ESCO
4.129%, 12/15/13 (A) (C)	400	354
8.625%, 12/15/13 (A)	105	103
General Cable
7.125%, 04/01/17	1,120	1,092
Geo Group
7.750%, 10/15/17 (A)	60	61
GeoEye
9.625%, 10/01/15 (A)	840	853
Global Aviation Holdings
14.000%, 08/15/13 (A)	2,850	2,871
Goodman Global Group
0.000%, 12/15/14 (A) (E)	4,800	2,784
Graham Packaging
8.250%, 01/01/17 (A)	65	64
Graphic Packaging International
9.500%, 06/15/17	1,245	1,307
Harland Clarke Holdings
9.500%, 05/15/15	1,000	912
6.000%, 05/15/15 (C)	545	433
Interface
11.375%, 11/01/13	475	534
9.500%, 02/01/14	180	184
Interline Brands
8.125%, 06/15/14	810	814

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Iron Mountain
8.750%, 07/15/18	$1,265	$1,319
8.375%, 08/15/21	715	734
Kansas City Southern de Mexico
12.500%, 04/01/16	345	394
8.000%, 02/01/18 (A)	2,530	2,498
KAR Holdings
10.000%, 05/01/15	28	29
Koppers
7.875%, 12/01/19 (A)	1,245	1,267
L-3 Communications, Ser B
6.375%, 10/15/15	815	828
Manitowoc
9.500%, 02/15/18	1,230	1,227
Mobile Mini
6.875%, 05/01/15	700	647
Navistar International
8.250%, 11/01/21	1,145	1,162
NXP BV
10.000%, 07/15/13 (A)	598	615
Plastipak Holdings
10.625%, 08/15/19 (A)	665	733
8.500%, 12/15/15 (A)	660	660
Ply Gem Industries
13.125%, 07/15/14 (A)	1,210	1,216
Pregis
12.375%, 10/15/13	1,898	1,884
Quality Distribution LLC
11.750%, 11/01/13 (A)	806	669
Quebecore (escrow)
0.000%, 11/15/13 (F)	1,800	—
0.000%, 03/15/16 (I)	2,175	120
RailAmerica
9.250%, 07/01/17	1,148	1,204
RBS Global
9.500%, 08/01/14 (A)	2,627	2,660
RBS Global & Rexnord
11.750%, 08/01/16	1,395	1,451
9.500%, 08/01/14	40	41
Sequa
11.750%, 12/01/15 (A)	1,820	1,784
Solo Cup
10.500%, 11/01/13	990	1,037
Spirit Aerosystems
7.500%, 10/01/17 (A)	800	792
SPX
7.625%, 12/15/14	1,330	1,360
Terex
10.875%, 06/01/16	1,000	1,092
8.000%, 11/15/17	7,895	7,342
Thermadyne Holdings
11.500%, 02/01/14	1,040	1,017
Titan International
8.000%, 01/15/12	1,995	1,985
Trimas
9.750%, 12/15/17 (A)	620	623
Triumph Group
8.000%, 11/15/17 (A)	135	136
United Air Lines
9.125%, 01/15/12 (B) (F)	625	—

8	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
United Air Lines, Ser A
10.670%, 05/01/04 (B) (F)	$325	$—
USG
9.750%, 08/01/14 (A)	1,615	1,696
6.300%, 11/15/16	206	181
Vought Aircraft Industries
8.000%, 07/15/11	1,850	1,827

		113,231

Information Technology — 4.1%
Activant Solutions
9.500%, 05/01/16	1,975	1,889
Amkor Technology
9.250%, 06/01/16	3,015	3,113
7.750%, 05/15/13	1,335	1,352
Brocade Communications Systems
6.875%, 01/15/20 (A)	480	489
6.625%, 01/15/18 (A)	480	485
Compagnie Generale de Geophysique
7.750%, 05/15/17	300	294
7.500%, 05/15/15	850	833
Compucom Systems
12.500%, 10/01/15 (A)	3,215	3,344
First Data
10.550%, 09/24/15	1,860	1,613
9.875%, 09/24/15	8,568	7,411
Flextronics International
6.250%, 11/15/14	1,265	1,262
Freescale Semiconductor
10.125%, 12/15/16	1,955	1,525
8.875%, 12/15/14	1,605	1,424
JDA Software Group
8.000%, 12/15/14 (A)	1,010	1,040
NXP Funding LLC
7.875%, 10/15/14	3,070	2,840
Open Solutions
9.750%, 02/01/15 (A)	5,735	4,817
Sanmina-SCI
8.125%, 03/01/16	960	946
3.004%, 06/15/14 (A) (C)	1,250	1,163
Sensata Technologies
8.000%, 05/01/14	790	794
Smart Modular
5.751%, 04/01/12 (C)	760	714
Spansion
0.000%, 06/01/13 (A) (B)	585	579
Stream Global Services
11.250%, 10/01/14 (A)	734	750
Sungard Data Systems
10.250%, 08/15/15	6,015	6,241
9.125%, 08/15/13	3,465	3,547
SunGard Data Systems
10.625%, 05/15/15	1,295	1,399
Terremark Worldwide
12.250%, 06/15/17 (A)	3,090	3,391
Unisys
14.250%, 09/15/15 (A)	1,580	1,864
12.750%, 10/15/14 (A)	6,695	7,733

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Viasat
8.875%, 09/15/16 (A)	$665	$677

		63,529

Materials — 7.5%
AK Steel
7.750%, 06/15/12	2,400	2,403
Appleton Papers
10.500%, 06/15/15 (A)	1,040	962
Arch Western Finance LLC
6.750%, 07/01/13	2,345	2,351
Ashland
9.125%, 06/01/17 (A)	3,005	3,291
Boise Paper Holdings LLC
9.000%, 11/01/17 (A)	3,115	3,208
California Steel Industries
6.125%, 03/15/14	113	108
Cascades
7.875%, 01/15/20 (A)	1,440	1,454
Century Aluminum
7.500%, 08/15/14	1,060	1,041
Clearwater Paper
10.625%, 06/15/16 (A)	855	949
CPG International I
10.500%, 07/01/13	1,900	1,862
Crown Americas
7.750%, 11/15/15	695	718
Domtar
10.750%, 06/01/17	3,500	4,104
9.500%, 08/01/16	250	271
Dow Chemical
8.550%, 05/15/19	650	786
Evraz Group
9.500%, 04/24/18 (A)	700	726
FMG Finance
10.625%, 09/01/16 (A)	3,585	3,997
Freeport-McMoRan Copper & Gold
8.375%, 04/01/17	5,025	5,452
Georgia-Pacific
8.250%, 05/01/16 (A)	2,750	2,901
8.000%, 01/15/24	730	761
7.125%, 01/15/17 (A)	5,480	5,535
7.000%, 01/15/15 (A)	2,060	2,088
Glatfelter
7.125%, 05/01/16 (A)	1,115	1,070
Graham Packaging
9.875%, 10/15/14	3,535	3,606
Greif
7.750%, 08/01/19	190	196
Headwaters
11.375%, 11/01/14 (A)	1,335	1,348
Hexion Finance Escrow LLC
8.875%, 02/01/18 (A)	1,895	1,772
Hexion US Fin/Nova Scotia
9.750%, 11/15/14	3,384	3,198
4.750%, 11/15/14 (C)	750	638
Huntsman International LLC
7.875%, 11/15/14	2,140	2,076
7.375%, 01/01/15	505	477
5.500%, 06/30/16 (A)	755	664
Innophos
8.875%, 08/15/14	1,250	1,284

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	9

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Innophos Holdings
9.500%, 04/15/12 (A)	$700	$698
International Paper
7.950%, 06/15/18	2,138	2,484
Intertape Polymer
8.500%, 08/01/14	835	701
JohnsonDiversey
8.250%, 11/15/19 (A)	925	953
MacDermid
9.500%, 04/15/17 (A)	1,165	1,165
Millennium America
7.625%, 11/15/26 (B)	200	51
Momentive Performance Materials
12.500%, 06/15/14 (A)	310	341
Nalco
8.250%, 05/15/17 (A)	1,040	1,110
Neenah Foundry
9.500%, 01/01/17 (B)	500	255
NewPage
11.375%, 12/31/14	5,460	5,214
Noranda Aluminium Acquisition
5.274%, 05/15/15 (C)	2,899	2,269
Novelis
11.500%, 02/15/15	675	717
7.250%, 02/15/15	2,570	2,384
P.H. Glatfelter
7.125%, 05/01/16	1,155	1,109
Packaging Dynamics Finance
10.000%, 05/01/16 (A)	1,165	928
PE Paper Escrow GmbH
12.000%, 08/01/14 (A)	590	640
PolyOne
8.875%, 05/01/12	1,830	1,894
Reichhold Industries
9.000%, 08/15/14 (A)	2,716	2,539
Ryerson
12.000%, 11/01/15	1,725	1,781
Scotts Miracle-Gro
7.250%, 01/15/18	175	177
Sealed Air
7.875%, 06/15/17 (A)	1,320	1,400
Solo Cup
8.500%, 02/15/14	1,610	1,530
Solutia
8.750%, 11/01/17	2,095	2,189
Steel Capital for OAO Severstal
9.750%, 07/29/13 (A)	380	408
Steel Dynamics
7.750%, 04/15/16	2,200	2,189
6.750%, 04/01/15	250	241
Stone Container
8.375%, 07/01/12 (B)	505	418
Teck Resources
10.750%, 05/15/19	2,540	3,124
10.250%, 05/15/16	2,400	2,862
Terra Capital
7.750%, 11/01/19 (A)	3,015	3,362
U.S. Steel
6.650%, 06/01/37	970	816
6.050%, 06/01/17	1,040	975
Vedanta Resources
9.500%, 07/18/18 (A)	1,720	1,815

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Verso Paper Holdings LLC
11.500%, 07/01/14 (A)	$1,460	$1,533
9.125%, 08/01/14	3,700	3,404
Viskase
9.875%, 01/15/18 (A)	1,195	1,210
Vitro
9.125%, 02/01/17 (B)	2,495	1,129

		117,312

Telecommunication Services — 12.1%
Aeroflex
11.750%, 02/15/15	1,285	1,301
Affinion Group
11.500%, 10/15/15	640	653
10.125%, 10/15/13	1,500	1,515
10.125%, 10/15/13	2,525	2,550
Avaya
10.125%, 11/01/15	745	685
9.750%, 11/01/15	580	551
CCH II LLC
13.500%, 11/30/16	5,405	6,384
Cengage Learning Acquisitions
10.500%, 01/15/15 (A)	1,570	1,431
Cequel Communications Holdings I LLC and Cequel Capital
8.625%, 11/15/17 (A)	1,575	1,575
Charter Communications Operating LLC
8.375%, 04/30/14 (A)	945	959
Clear Channel Communications
10.750%, 08/01/16	1,660	1,270
Clear Channel Worldwide Holdings
9.250%, 12/15/17 (A)	2,515	2,584
9.250%, 12/15/17 (A)	905	923
Clearwire Communications LLC
12.000%, 12/01/15 (A)	3,000	2,933
12.000%, 12/01/15 (A)	3,170	3,099
Cleveland Unlimited
13.000%, 12/15/10 (A) (C)	4,260	4,004
Columbus International
11.500%, 11/20/14 (A)	1,155	1,224
Cricket Communications I
10.000%, 07/15/15	825	835
9.375%, 11/01/14	4,197	4,176
Crown Castle International
9.000%, 01/15/15	3,275	3,537
CSC Holdings
8.625%, 02/15/19 (A)	2,650	2,862
Digicel Group
12.000%, 04/01/14 (A)	600	669
9.125%, 01/15/15 (A)	300	289
8.875%, 01/15/15 (A)	1,585	1,514
8.250%, 09/01/17 (A)	1,750	1,663
DISH DBS
7.875%, 09/01/19	1,200	1,236
7.750%, 05/31/15	4,740	4,918
Frontier Communications
6.625%, 03/15/15	1,100	1,067
GCI
8.625%, 11/15/19 (A)	2,570	2,612
Global Crossing
12.000%, 09/15/15 (A)	1,325	1,441

10	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GXS Worldwide
9.750%, 06/15/15 (A)	$10,270	$9,756
Inmarsat Finance
7.375%, 12/01/17 (A)	2,450	2,511
Intelsat
9.250%, 06/15/16	275	285
Intelsat Bermuda
11.250%, 06/15/16	3,300	3,523
Intelsat Jackson Holdings
9.500%, 06/15/16	1,300	1,365
8.500%, 11/01/19 (A)	1,830	1,853
Intelsat Luxembourg
11.500%, 02/04/17	3,103	3,033
11.250%, 02/04/17	3,625	3,675
Intelsat Subsidiary Holding
8.875%, 01/15/15 (A)	2,250	2,284
8.875%, 01/15/15	2,025	2,065
iPCS PIK
4.249%, 05/01/14 (C)	2,870	2,469
Level 3 Financing
10.000%, 02/01/18 (A)	2,560	2,349
9.250%, 11/01/14	670	635
8.750%, 02/15/17	1,225	1,090
4.140%, 02/15/15 (C)	100	80
Liberty Media LLC
8.250%, 02/01/30	2,240	2,016
MetroPCS Wireless
9.250%, 11/01/14	4,250	4,239
9.250%, 11/01/14	1,150	1,147
Nextel Communications
6.875%, 10/31/13	1,991	1,911
Nielsen Finance LLC
12.500%, 08/01/11 (F)	625	566
11.500%, 05/01/16	275	306
10.000%, 08/01/14	940	975
NII Capital
10.000%, 08/15/16 (A)	3,150	3,418
Nordic Telephone Holdings
8.875%, 05/01/16 (A)	2,430	2,600
Orascom Telecom Finance
7.875%, 02/08/14 (A)	1,000	880
PAETEC Holding
9.500%, 07/15/15	2,691	2,617
8.875%, 06/30/17	1,960	1,975
Quebecor Media
7.750%, 03/15/16	3,795	3,804
Qwest
7.500%, 06/15/23	710	685
7.250%, 09/15/25	725	692
7.250%, 10/15/35	1,200	1,098
6.875%, 09/15/33	275	252
Qwest Capital Funding
7.750%, 02/15/31	710	625
Qwest Communications International
7.500%, 02/15/14	295	298
7.125%, 04/01/18 (A)	1,455	1,455
Qwest Communications International, Ser B
7.500%, 02/15/14	1,725	1,742
RH Donnelley
12.000%, 01/29/17	724	727

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Sable International Finance
7.750%, 02/15/17 (A)	$1,180	$1,210
SBA Telecommunications
8.250%, 08/15/19 (A)	1,680	1,764
8.000%, 08/15/16 (A)	435	452
Sinclair Television Group
9.250%, 11/01/17 (A)	1,005	1,043
Sprint Capital
8.750%, 03/15/32	4,240	3,742
6.900%, 05/01/19	4,150	3,642
Telcordia Technologies
10.000%, 03/15/13 (A)	5,410	5,099
4.001%, 07/15/12 (A) (C)	1,500	1,417
Telesat Canada
12.500%, 11/01/17	935	1,047
11.000%, 11/01/15	795	867
Univision Communications
12.000%, 07/01/14 (A)	881	954
UPC Holding BV
9.875%, 04/15/18 (A)	3,085	3,208
Videotron Ltee
9.125%, 04/15/18	1,245	1,354
Virgin Media Finance
9.500%, 08/15/16	3,680	3,901
8.375%, 10/15/19	2,050	2,063
Visant Holding
10.250%, 12/01/13	4,505	4,629
West
11.000%, 10/15/16	1,905	1,910
9.500%, 10/15/14	1,539	1,527
Wind Acquisition Finance
12.000%, 12/01/15 (A)	3,015	3,226
11.750%, 07/15/17 (A)	2,188	2,341
Wind Acquisition Holdings Finance
12.250%, 07/15/17 (A)	3,000	2,775
Windstream
8.625%, 08/01/16	2,050	2,096
8.125%, 08/01/13	10	10
XM Satellite Radio
13.000%, 08/01/13 (A)	4,355	4,769
11.250%, 06/15/13 (A)	1,965	2,093

		188,600

Utilities — 4.1%
AES
9.750%, 04/15/16 (A)	2,125	2,268
8.000%, 06/01/20	575	564
8.000%, 10/15/17	480	479
Calpine Construction Finance and CCFC Finance
8.000%, 06/01/16 (A)	890	901
Calpine Generating LLC
14.320%, 04/01/11 (B) (C)	1,500	203
Edison Mission Energy
7.625%, 05/15/27	1,400	910
7.500%, 06/15/13	1,025	948
7.200%, 05/15/19	3,850	2,705
7.000%, 05/15/17	350	256
Elwood Energy LLC
8.159%, 07/05/26	957	916

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	11

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Energy Future Holdings
10.875%, 11/01/17	$4,275	$3,238
10.000%, 01/15/20 (A)	3,755	3,830
Ferrellgas Partners
9.125%, 10/01/17 (A)	2,500	2,612
6.750%, 05/01/14	1,500	1,463
Mirant Americas Generation LLC
8.500%, 10/01/21	3,768	3,523
Mirant North America LLC
7.375%, 12/31/13	5,170	5,151
North American Energy Alliance LLC
10.875%, 06/01/16 (A)	1,300	1,378
NRG Energy
8.500%, 06/15/19	1,895	1,893
7.375%, 02/01/16	3,690	3,639
7.375%, 01/15/17	2,740	2,696
7.250%, 02/01/14	2,460	2,479
Orion Power Holdings
12.000%, 05/01/10	930	936
Public Service of New Mexico
7.950%, 05/15/18	2,800	2,947
Puget Sound Energy
6.974%, 06/01/67 (C)	1,035	919
Sabine Pass LNG LP
7.500%, 11/30/16 (A)	620	544
7.500%, 11/30/16	6,070	5,327
Texas Competitive Electric Holdings LLC
10.250%, 11/01/15	950	710
10.250%, 11/01/15	4,235	3,165
TXU
6.500%, 11/15/24	1,010	507
TXU, Ser P
5.550%, 11/15/14	985	719
TXU, Ser R
6.550%, 11/15/34	2,105	1,057
United Maritime Group LLC
11.750%, 06/15/15 (A)	4,100	4,100

		62,983

Total Corporate Obligations (Cost $1,241,489) ($ Thousands)		1,301,794

LOAN PARTICIPATIONS — 8.1%
Affinion Group Holdings
8.273%, 03/01/12	4,924	4,659
Alion Science and Technology Commitment
9.500%, 02/06/13	8	7
Alion Science and Technology Traunche
9.500%, 02/06/13	3,033	3,016
Alliant Insurance Service Term Loan
3.251%, 08/21/14	522	496
Alliant insurance Service, Tranche C
8.000%, 08/21/14	796	788
Allison Transmission
3.000%, 08/07/14	444	408
2.980%, 08/07/14	151	139

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
American General Finance
5.100%, 07/14/10	$1,080	$1,043
0.850%, 07/14/10	335	314
0.000%, 07/15/10 (J)	195	183
Aspect Software Tranche A1 Term Loan
3.250%, 07/11/11	1,169	1,128
Asurion 2nd Lien
6.728%, 07/03/15	3,450	3,368
ATP Oil and Gas
12.250%, 12/26/13	78	78
11.750%, 12/26/13	40	40
11.250%, 12/26/13	835	836
Boston Generating
7.251%, 12/20/16	169	2
4.501%, 06/20/14	650	102
CDW
4.234%, 10/12/14	997	851
Central Parking
1.843%, 05/22/14	616	490
Central Parking 1st Lien Term Loan
2.563%, 05/22/14	1,723	1,372
Chester Downs
12.375%, 12/31/49	662	666
CIT Group
13.000%, 01/20/12	760	784
9.500%, 01/20/12	689	706
0.000%, 01/20/12 (J)	5,113	5,241
Claire’s Stores
3.001%, 05/27/14	3,998	3,316
0.000%, 05/29/14 (J)	1,410	1,169
DAE Aviation Holdings Tranche B-1 Loan
4.000%, 07/31/14	277	256
DAE Aviation Holdings Tranche B-2 Loan
4.000%, 09/27/14	269	249
3.990%, 09/27/14	1	1
Dana
0.000%, 01/31/15 (J)	755	736
Dealer Computer Services
7.751%, 04/26/14	4,550	4,004
2.251%, 10/26/12	1,964	1,871
Dex Media West LLC
7.000%, 10/24/14	1,632	1,554
6.750%, 06/30/11	485	468
3.750%, 06/30/11	789	760
Federal Mogul
2.167%, 12/28/15	1,308	1,147
2.167%, 12/29/14	2,563	2,249
First Data
3.001%, 09/24/14	136	119
2.999%, 09/24/14	241	210
2.981%, 09/24/14	2,113	1,849
Flextronics
2.501%, 10/01/12	1,485	1,431
2.479%, 10/01/14	1,194	1,128
Ford Motor Company
3.510%, 12/14/11	1,267	1,082
0.000%, 12/14/11 (J)	121	18

12	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Freescale Semiconductor
12.500%, 12/15/14	$3,384	$3,482
1.979%, 11/29/13	275	252
0.000%, 12/01/13 (J)	520	477
Gambro Aktiebolag
10.000%, 11/24/16	965	752
5.000%, 05/24/16	922	806
Georgia Pacific
2.251%, 12/20/12	34	33
2.231%, 12/20/12	199	195
Greektown Casino
0.000%, 09/30/10 (J)	1,100	1,006
0.000%, 12/03/12 (J)	725	772
Green Valley Ranch Gaming
3.504%, 08/06/14	2,000	153
2.251%, 02/16/14	1	1
2.249%, 02/16/14	56	42
2.249%, 02/16/14	30	23
0.000%, 02/16/14 (J)	1,012	765
Guitar Center
3.740%, 10/09/13	1,974	1,742
3.730%, 10/09/13	146	129
Harrah’s Operating
9.500%, 01/28/15	3,000	2,995
3.250%, 01/28/15	22	18
3.249%, 01/28/15	1,575	1,271
Hexion Specialty Chemical, Ser C-1
2.563%, 05/05/13	1,408	1,291
Hexion Specialty Chemical, Ser C-2
2.563%, 05/05/13	516	473
Iasis Healthcare
6.290%, 06/13/14	610	551
5.499%, 06/13/14	3,106	2,807
Ineos US Finance LLC
10.001%, 12/16/14	1,665	1,546
9.501%, 12/16/13	1,665	1,538
Infor Global Solutions
8.240%, 08/29/14	1,845	1,107
6.481%, 03/02/14	3,500	6,259
0.000%, 08/29/14 (J)	961	577
0.000%, 03/02/14 (J)	1,094	862
0.000%, 07/28/12 (J)	1,203	1,118
Intelsat Jackson Holdings
2.731%, 02/01/14	2,400	2,094
Jacuzzi Brands
2.501%, 02/07/14	52	40
2.499%, 02/14/14	1,008	779
2.489%, 02/14/14	1	1
Lyondell Bank
13.000%, 12/15/09	298	310
13.000%, 04/06/10	1,374	1,429
3.731%, 04/30/14	339	237
3.731%, 12/20/13	1,482	419
Lyondell Chemical
3.731%, 12/20/13	90	63
Lyondell Dutch
5.750%, 12/20/13	2	2
3.731%, 12/20/13	205	143
Lyondell German
3.981%, 12/22/14	779	546

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Lyondell Rollup
6.560%, 04/06/10	$1	$1
5.793%, 04/06/10	1,704	1,789
Lyondell US
7.000%, 12/22/14	1,127	789
7.000%, 12/22/13	1,127	789
7.000%, 12/20/14	1,127	789
Metroflag, 2nd Lien
14.000%, 01/06/09 (F)	325	—
Nuveen Investments
12.500%, 11/09/14	550	574
12.500%, 07/31/15	725	757
3.323%, 11/09/14	394	343
3.281%, 11/09/14	390	339
Open Link Financial
10.250%, 11/06/15	2,750	2,874
OSI Restaurant Partners LLC
4.500%, 06/14/14	160	141
2.563%, 06/14/13	50	45
2.563%, 06/14/14	3,320	2,929
0.074%, 06/14/13	168	148
PQ
6.740%, 06/14/14	1,450	1,312
Proquest
6.010%, 02/09/15	1,100	1,007
5.980%, 02/09/15	100	92
Realogy
3.250%, 10/13/13	1,229	1,085
Rexnord
7.256%, 03/01/13	2,035	1,323
Reynold
6.250%, 11/05/15	1,450	1,458
Rite Aid
9.500%, 06/01/15	3,105	3,227
Sabre
2.494%, 09/30/14	640	561
2.481%, 09/30/14	160	140
2.471%, 09/30/14	540	473
Simmons Holdco
7.313%, 02/15/12	1,199	12
Simmons Holdco, Unsecured
7.351%, 02/15/12	436	4
Targa Resources
0.000%, 02/09/16 (J)	1,500	1,215
Texas Competitive Electric
3.782%, 10/10/14	8	6
3.775%, 10/10/14	2,954	2,374
3.753%, 10/10/14	31	25
3.751%, 10/10/14	83	67
3.728%, 10/10/14	8,044	6,479
Tronox
9.000%, 06/01/10	805	821
Verint Systems
3.490%, 05/25/14	2,508	2,370
Wide Open West Finance
7.256%, 06/27/15	2,664	2,221
0.000%, 06/27/15 (J)	525	438
Zuffa
7.500%, 06/18/15	1,796	1,804

Total Loan Participations (Cost $121,694) ($ Thousands)		126,761

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	13

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

COLLATERALIZED DEBT OBLIGATIONS — 2.0%

Other Asset-Backed Securities — 2.0%
ACAS CLO, Ser 2007-1A, Cl A1J
0.559%, 04/20/21 (A) (C)	$3,800	$2,850
Ares IIIR CLO, Ser 2007-3RA, Cl SUB
0.000%, 04/16/21 (A)	5,000	1,600
CIFC Funding, Ser 2007-3A, Cl B
1.499%, 07/26/21 (A) (C)	2,700	1,763
CIT CLO, Ser 2007-1A, Cl D
2.253%, 06/20/21 (A) (C)	3,000	1,350
CIT CLO, Ser 2007-1A, Cl E
5.253%, 06/20/21 (C)	2,200	770
Connecticut Valley Structured Credit CDO, Ser 2006-3A
0.000%, 03/23/23 (A)	1,200	3
De Meer Middle Market CLO, Ser 2006-1A, Cl INC
0.000%, 10/20/18 (A)	3,167	1,053
De Meer Middle Market CLO, Ser 2006-1A, Cl B
0.649%, 10/20/18 (A) (C)	1,200	936
Duane Street CLO, Ser 2007-5A, Cl SN
0.000%, 10/14/21 (A)	3,500	315
Emporia Preferred Funding, Cl C
1.149%, 04/23/21 (A) (C)	2,024	1,174
Gleneagles CLO, Ser AI
0.000%, 11/01/17 (C)	6	300
Hudson Straits CLO, Cl B
1.001%, 10/15/16 (A) (C)	2,450	2,009
ING Investment Management I CLO
0.000%, 12/01/17 (A) (C)	2	600
ING Investment Management II CLO
0.000%, 08/01/20 (A) (C)	5	1,440
Lightpoint CLO, Ser 2006-4A, Cl INC
0.000%, 04/15/18 (A)	2,000	180
Marathon CLO, Ser 2005-2A, Cl INC
0.000%, 12/20/19 (A)	1,500	375
Marlborough Street CLO, Ser 2007-1A, Cl INC
0.000%, 04/18/19 (A)	2,300	230
Peritus I CDO
0.000%, 12/19/07 (G)	3,000	180
Peritus I CDO, Ser 2005-1A, Cl C
9.000%, 05/24/15 (A)	10,161	5,385
Rockwall CDO, Cl A1LA
0.549%, 08/01/21 (A) (C)	5,201	4,160
Rockwall Investors CDO
0.000%, 08/01/21 (A) (C)	3,000	30
Stanfield Daytona CLO
0.000%, 04/27/21	36	1,215
Stanfield Veyron CLO, Ser 2006-1A, Cl SUB
0.000%, 07/15/18	2,000	360

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Stone Tower CDO, Cl A1LA
0.749%, 01/29/20 (A) (C)	$2,117	$1,768
Tralee CDO, Ser 2007-1A, Cl SUB
0.000%, 04/16/22 (A)	2,500	188
Waterfront CLO, Ser 2007-1A, Cl A2
0.651%, 08/02/20 (A) (C)	1,444	1,097

Total Collateralized Debt Obligations (Cost $53,283) ($ Thousands)		31,331

CONVERTIBLE BONDS — 0.5%
ADC Telecommunications
3.500%, 07/15/15	$870	$671
3.500%, 07/15/17	405	287
Century Aluminum
1.750%, 08/01/24	190	169
Hologic
2.000%, 12/15/37	2,055	1,757
L-1 Identity Solutions
3.750%, 05/15/27	630	592
Leap Wireless International
4.500%, 07/15/14	800	690
Liberty Media LLC
4.000%, 11/15/29	375	197
3.750%, 02/15/30	565	286
Lions Gate Entertainment
2.938%, 10/15/24	1,555	1,465
Mirant CV to 131.9888
0.000%, 07/15/49 (F)	750	—
Mirant CV to 14.7167
0.000%, 06/15/21	1,950	4
Morgans Hotel Group
2.375%, 10/15/14	1,210	817
Vector Group
5.750%, 06/15/26 (C)	410	422

Total Convertible Bonds (Cost $6,903) ($ Thousands)		7,357

AUCTION RATE PREFERRED SECURITIES — 0.4%
BlackRock Insured Municipal Income Trust (C) (C)	14,500	1,233
BlackRock Municipal Income Trust (C) (C)	27,000	2,295
BlackRock MuniVest Fund II (C) (C)	9,250	786
BlackRock MuniYield Fund (C) (C)	11,750	999
BlackRock MuniYield New Jersey Fund (C) (C)	14,500	1,232

Total Auction Rate Preferred Securities (Cost $6,459) ($ Thousands)		6,545

14	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 0.4%

Other Asset-Backed Securities — 0.4%
ACAS Business Loan Trust, Ser 2007-2A, Cl A
0.650%, 11/18/19 (A) (C)	$1,327	$1,168
Applebee’s Enterprises LLC
6.427%, 12/20/37 (A)	3,358	3,056
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A2
5.261%, 04/25/37 (A)	1,403	1,245
		2,413

Total Asset-Backed Securities (Cost $5,147) ($ Thousands)		5,469

COMMON STOCK — 0.3%
CIT Group *	39,323	1,432
Dana Holdings *	67,821	771
Delta Air Lines *	250	3
Dex One *	43,745	1,304
Solutia *	368	5
Spectrum Brands *	34,321	807
VSS AHC, Cl A * (H) (I)	43,496	519
World Color Press *	25,483	286

Total Common Stock (Cost $5,983) ($ Thousands)		5,127

PREFERRED STOCK — 0.2%
Axis Capital Holdings,
7.843% (C) (F)	13	1,076
Dana, Ser B, 0.000% *	575	363
GMAC, 7.000% (A)	1	653

Total Preferred Stock (Cost $1,268) ($ Thousands)		2,092

WARRANTS — 0.0%
Atrium, Expires 10/14/18 * (F) (H)	691	—
World Color Press, Expires 07/20/14 *	14,442	29
World Color Press, Expires 07/20/14 *	14,442	29

Total Warrants (Cost $499) ($ Thousands)		58

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P.,
0.240% * † (G)	6,416	6

Total Affiliated Partnership (Cost $6) ($ Thousands)		6

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.070%,	$44,284	$44,284

Total Cash Equivalent (Cost $44,284) ($ Thousands)		44,284

Total Investments — 98.5% (Cost $1,487,015) ($ Thousands) † †		$1,530,824

Percentages are based on a Net Assets of $1,554,795 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2010.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

††	At February 28, 2010, the tax basis cost of the Fund’s investments was $1,487,015 ($ Thousands), and the unrealized appreciation and depreciation were $117,021 and ($73,212) ($ Thousands), respectively.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	Security in default on interest payments.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2010. The date reported on the Schedule of Investments is the next reset date.

(D)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on February 28, 2010. The coupon on a step bond changes on a specified date.

(E)	This security or a partial position of this security is on loan at February 28, 2010. The total value of securities on loan at February 28, 2010 was $5 ($ Thousands).

(F)	Securities considered illiquid. The total value of such securities as of February 28, 2010 was $3,028 ($ Thousands) and represented 0.19% of Net Assets.

(G)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2010 was $6 ($Thousands).

(H)	Securities considered restricted. The total value of such securities as of February 28, 2010 was $519 ($ Thousands) and represented 0.03% of net assets.

(I)	Securities fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities at February 28, 2010 was $1,924 ($ Thousands) and represented 1.24% of net assets.

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	15

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

February 28, 2010

(J)	Unsettled Loan Participation. Interest rate not available.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

Ser — Series

See end of Form N-Q Filing for ASC 820 (formerly FAS 157) disclosure.

Amounts designated as “—” are $O or have been rounded to $O.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.

16	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

February 28, 2010

A summary of outstanding swap agreement help by the Fund at February 28, 2010, is as follows:

Credit Default Swap
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($ Thousands)
Barclays Bank PLC	CDX.NA.HY.13-V2 Index	BUY	5.00	12/20/14	14,058	$(734)

						$(734)

Restricted Securities — At February 28, 2010, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there form. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, along with their cost and values at February 28, 2010, were as follows:

	Number of Warrants/ Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
VSS AHC	43	9/25/09	9/25/09	$551	$519	0.03%

				$551	$519	0.03%

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	17

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 61.9%

Consumer Discretionary — 4.5%
Comcast
6.450%, 03/15/37	$13,705	$14,060
6.400%, 03/01/40 (F)	1,775	1,806
Comcast Cable Communications Holdings
9.455%, 11/15/22	3,750	5,017
COX Communications
8.375%, 03/01/39 (A)	5,975	7,522
Historic TW
6.625%, 05/15/29	11,585	12,253
McDonald’s MTN
6.300%, 03/01/38	3,415	3,772
News America
7.850%, 03/01/39	7,950	9,582
6.900%, 08/15/39 (A)	2,775	3,062
Target
7.000%, 01/15/38	3,560	4,131
Time Warner Cable
8.750%, 02/14/19	9,070	11,307
8.250%, 04/01/19	3,075	3,736
6.750%, 06/15/39	1,650	1,753
5.000%, 02/01/20	4,390	4,348
Time Warner Entertainment
8.375%, 07/15/33	5,700	6,951
Wal-Mart Stores
6.200%, 04/15/38	8,250	9,033
Yum! Brands
6.875%, 11/15/37	5,620	6,198

		104,531

Consumer Staples — 4.6%
Altria Group
10.200%, 02/06/39	10,950	14,820
Anheuser-Busch InBev Worldwide
8.200%, 01/15/39 (A)	5,210	6,852
6.875%, 11/15/19 (A)	8,400	9,675
6.375%, 01/15/40	6,295	6,813
CVS Caremark
6.125%, 09/15/39	12,445	12,658
Diageo Capital
5.875%, 09/30/36	4,508	4,718
Dr Pepper Snapple Group
6.820%, 05/01/18	2,000	2,279
General Mills
5.650%, 02/15/19	2,750	2,962
HJ Heinz Finance
7.125%, 08/01/39 (A)	8,060	9,355
Kraft Foods
6.875%, 02/01/38	11,385	12,398
6.500%, 02/09/40 (F)	11,175	11,707
Mead Johnson Nutrition
5.900%, 11/01/39 (A)	5,350	5,342
Philip Morris International
6.375%, 05/16/38	3,500	3,842
Ralcorp Holdings
6.625%, 08/15/39 (A)	5,000	4,945

		108,366

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Energy — 6.0%
Canadian Natural Resources
6.750%, 02/01/39	$3,600	$3,958
6.250%, 03/15/38	3,000	3,122
Cenovus Energy
6.750%, 11/15/39 (A)	6,515	7,159
CenterPoint Energy Resources MTN
6.625%, 11/01/37	7,665	8,009
6.000%, 05/15/18	3,500	3,675
ConocoPhillips
6.500%, 02/01/39	18,975	21,317
EnCana
6.500%, 02/01/38	3,625	3,926
EQT
8.125%, 06/01/19	9,365	11,207
Husky Energy
7.250%, 12/15/19	11,200	13,061
Marathon Oil
7.500%, 02/15/19	7,275	8,478
6.600%, 10/01/37	5,700	6,082
Motiva Enterprises LLC
6.850%, 01/15/40 (A)	1,730	1,870
Panhandle Eastern Pipeline
8.125%, 06/01/19	2,900	3,436
7.000%, 06/15/18	700	789
Petro-Canada
6.800%, 05/15/38	3,725	4,095
Spectra Energy Capital LLC
7.500%, 09/15/38	1,513	1,735
Suncor Energy
6.850%, 06/01/39	3,675	4,059
Talisman Energy
7.750%, 06/01/19	3,075	3,664
6.250%, 02/01/38	2,060	2,065
TransCanada Pipelines
7.625%, 01/15/39	2,500	3,086
7.250%, 08/15/38	3,100	3,688
Valero Energy
6.625%, 06/15/37	7,205	6,911
6.125%, 02/01/20 (F)	3,007	3,027
Williams
7.875%, 09/01/21	1,592	1,950
XTO Energy
6.100%, 04/01/36	8,315	9,111

		139,480

Financials — 24.4%
American Express
8.125%, 05/20/19	7,135	8,633
7.000%, 03/19/18	1,840	2,064
BAC Capital Trust VI
5.625%, 03/08/35	2,700	2,152
BAC Capital Trust XV
1.056%, 06/01/56 (B)	8,000	4,925
Bank of America
7.625%, 06/01/19	5,000	5,654
6.500%, 09/15/37	2,700	2,561
5.750%, 12/01/17	5,750	5,823
5.650%, 05/01/18	19,650	19,601
Bank of America, Ser A
8.070%, 12/31/26 (A)	5,095	4,910

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	1

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Barclays Bank
5.125%, 01/08/20	$5,150	$5,057
Bear Stearns
7.250%, 02/01/18	8,768	10,170
6.400%, 10/02/17	9,175	10,130
Berkshire Hathaway Finance
5.400%, 05/15/18	4,346	4,645
BRE Properties
5.500%, 03/15/17 ‡	750	726
Capital One Capital VI
8.875%, 05/15/40	4,000	4,244
CDP Financial
5.600%, 11/25/39 (A)	9,760	9,661
Cedar Brakes II LLC
9.875%, 09/01/13 (A)	1,204	1,236
Chase Capital II
0.749%, 02/01/27 (B)	4,984	3,693
Chubb
6.500%, 05/15/38	7,300	8,053
Citigroup
8.500%, 05/22/19	7,600	8,770
8.125%, 07/15/39	9,550	10,802
6.875%, 03/05/38	13,090	12,922
6.125%, 08/25/36	2,700	2,322
5.875%, 05/29/37	6,551	5,778
City National Capital Trust I
9.625%, 02/01/40	4,500	4,905
Commonwealth Bank of Australia
5.000%, 10/15/19 (A)	4,250	4,268
Coso Geothermal Power Holdings
7.000%, 07/15/26 (A)	3,963	3,779
Credit Suisse NY
6.000%, 02/15/18	7,600	7,984
5.300%, 08/13/19	6,250	6,403
Deutsche Bank Capital Funding Trust
5.628%, 01/19/49 (A) (B)	3,195	2,508
Discover Bank
8.700%, 11/18/19	5,200	5,610
ERP Operating
5.750%, 06/15/17 ‡	6,250	6,475
Farmers Exchange Capital
7.050%, 07/15/28 (A)	17,515	15,582
First Union Institutional Capital I
8.040%, 12/01/26	1,250	1,262
FleetBoston Financial
6.875%, 01/15/28	3,250	3,311
General Electric Capital MTN
6.875%, 01/10/39	28,745	30,022
5.875%, 01/14/38	17,010	15,792
Goldman Sachs Group
7.500%, 02/15/19	4,174	4,777
6.750%, 10/01/37	26,395	25,592
6.150%, 04/01/18	1,400	1,479
0.429%, 02/06/12 (B)	5,000	4,969
Guardian Life Insurance of America
7.375%, 09/30/39 (A)	13,635	14,217
HBOS
6.750%, 05/21/18 (A)	3,700	3,414
HCP MTN
6.700%, 01/30/18 ‡	1,500	1,506
6.300%, 09/15/16 ‡	2,255	2,263

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Health Care REIT
5.875%, 05/15/15 ‡	$7,725	$8,022
HSBC Holdings
6.500%, 09/15/37	8,275	8,490
JPMorgan Chase
6.400%, 05/15/38	2,170	2,346
6.300%, 04/23/19	5,555	6,160
6.000%, 01/15/18	4,000	4,332
JPMorgan Chase Capital XXVII
7.000%, 11/01/39	3,500	3,557
LBG Capital No. 1 MTN
8.000%, 12/15/49 (B)	2,800	2,184
Lincoln National
6.300%, 10/09/37	175	171
Lloyds TSB Bank
5.800%, 01/13/20 (A)	2,610	2,526
Macquarie Group
6.000%, 01/14/20 (A)	6,380	6,189
Massachusetts Mutual Life Insurance
8.875%, 06/01/39 (A)	16,445	20,306
MBNA Capital, Ser B
1.049%, 02/01/27 (B)	2,151	1,466
Merrill Lynch MTN
8.950%, 05/18/17 (B)	1,340	1,387
8.680%, 05/02/17 (B)	1,305	1,344
MetLife
7.717%, 02/15/19	8,100	9,418
Metropolitan Life Insurance
7.800%, 11/01/25 (A)	4,700	4,993
Morgan Stanley
7.300%, 05/13/19	6,445	7,126
6.625%, 04/01/18	10,760	11,449
5.625%, 09/23/19	15,625	15,492
Nationwide Mutual Insurance
7.875%, 04/01/33 (A)	1,643	1,581
6.600%, 04/15/34 (A)	12,040	9,962
New York Life Insurance
6.750%, 11/15/39 (A)	16,800	18,102
Pacific Life Insurance
9.250%, 06/15/39 (A)	8,245	9,859
PNC Funding
6.700%, 06/10/19	3,235	3,640
5.125%, 02/08/20 (F)	3,150	3,195
Power Receivables Finance
6.290%, 01/01/12 (A)	726	746
Prudential Holdings LLC
8.695%, 12/18/23 (A)	7,700	9,027
Prudential Insurance of America
8.300%, 07/01/25 (A)	5,500	6,433
Raymond James Financial
8.600%, 08/15/19	1,655	1,878
Security Benefit Life
7.450%, 10/01/33 (A)	4,000	3,200
Sempra Energy ESOP & Trust
5.781%, 11/01/14 (A)	2,000	2,000
Simon Property Group
10.350%, 04/01/19 ‡	1,995	2,549
6.125%, 05/30/18 ‡	1,965	2,066

2	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39 (A)	$10,235	$11,030
Wachovia
6.605%, 10/01/25	3,100	3,157
0.589%, 10/28/15 (B)	6,090	5,603
Wachovia Bank
6.600%, 01/15/38	12,400	12,739
5.850%, 02/01/37	3,225	3,007
WEA Finance LLC
7.125%, 04/15/18 (A)	4,513	4,953
6.750%, 09/02/19 (A)	2,780	2,981
Westpac Banking
4.875%, 11/19/19	5,035	4,970
ZFS Finance USA Trust I
6.150%, 12/15/65 (A) (B)	3,606	3,444
5.875%, 05/09/32 (A) (B)	5,000	4,535

		568,265

Health Care — 4.5%
Aetna
6.750%, 12/15/37	3,400	3,701
Amgen
6.400%, 02/01/39	2,500	2,773
AstraZeneca
6.450%, 09/15/37	6,625	7,461
Bristol-Myers Squibb
6.125%, 05/01/38	6,775	7,347
CIGNA
8.500%, 05/01/19	5,825	7,082
Eli Lilly
5.950%, 11/15/37	3,000	3,196
Merck
5.850%, 06/30/39	7,370	7,600
Pfizer
7.200%, 03/15/39	17,965	22,065
Roche Holdings
7.000%, 03/01/39 (A)	13,150	15,753
UnitedHealth Group
6.875%, 02/15/38	3,260	3,583
6.625%, 11/15/37	8,855	9,496
6.500%, 06/15/37	4,100	4,294
5.800%, 03/15/36	5,000	4,818
WellPoint
7.000%, 02/15/19	2,406	2,776
Wyeth
5.950%, 04/01/37	2,420	2,555

		104,500

Industrials — 3.6%
American Airlines Pass-Through Trust, Ser 2003-01
3.857%, 07/09/10	4,756	4,673
American Airlines Pass-Through Trust, Ser 2009-1A
10.375%, 07/02/19	576	648
Boeing
6.875%, 03/15/39	5,400	6,356
Burlington Northern Santa Fe
5.650%, 05/01/17	2,830	3,064
Canadian National Railway
5.550%, 03/01/19	3,900	4,217

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Continental Airlines
9.000%, 07/08/16	$6,393	$6,841
5.983%, 04/19/22	7,175	6,906
Delta Air Lines
7.750%, 12/17/19	5,200	5,330
Delta Air Lines, Ser 2001-1
7.111%, 09/18/11	6,700	6,767
Lockheed Martin
5.500%, 11/15/39	5,850	5,782
Meccanica Holdings USA
7.375%, 07/15/39 (A)	5,570	6,341
6.250%, 01/15/40 (A)	2,040	2,018
Norfolk Southern
5.900%, 06/15/19	4,395	4,835
5.750%, 01/15/16	1,500	1,649
Union Pacific
6.625%, 02/01/29	1,941	2,100
6.125%, 02/15/20	2,000	2,218
United Technologies
5.700%, 04/15/40 (F)	11,110	11,301
Waste Management
6.125%, 11/30/39	4,240	4,295

		85,341

Information Technology — 1.2%
Cisco Systems
5.900%, 02/15/39	2,450	2,512
5.500%, 01/15/40	12,920	12,532
Oracle
6.125%, 07/08/39	11,710	12,449

		27,493

Materials — 1.0%
ArcelorMittal
7.000%, 10/15/39	1,550	1,548
Barrick Gold Finance
5.800%, 11/15/34	1,370	1,308
Barrick North America Finance LLC
7.500%, 09/15/38	6,435	7,631
Dow Chemical
9.400%, 05/15/39	5,680	7,533
8.550%, 05/15/19	3,580	4,328

		22,348

Telecommunication Services — 3.4%
AT&T
6.550%, 02/15/39	6,075	6,418
6.300%, 01/15/38	15,000	15,277
British Telecommunications
9.625%, 12/15/30 (C)	5,170	6,562
Telecom Italia Capital
7.721%, 06/04/38	5,500	6,109
7.175%, 06/18/19	5,375	5,935
6.000%, 09/30/34	2,200	2,008
Telefonica Emisiones
7.045%, 06/20/36	3,330	3,701
5.877%, 07/15/19	2,850	3,008
Verizon Communications
8.950%, 03/01/39	2,650	3,623
7.350%, 04/01/39	14,135	16,526
6.400%, 02/15/38	4,750	4,989
6.350%, 04/01/19	828	919

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	3

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Vodafone Group
6.150%, 02/27/37	$3,675	$3,773

		78,848

Utilities — 8.7%
Alabama Power
6.000%, 03/01/39	1,850	1,947
Appalachian Power
7.950%, 01/15/20	4,160	5,109
Arizona Public Service
8.750%, 03/01/19	5,025	6,134
Consolidated Edison of New York
6.750%, 04/01/38	3,845	4,389
6.650%, 04/01/19	2,310	2,663
6.200%, 06/15/36	2,225	2,366
5.500%, 12/01/39	4,130	3,995
Duke Energy Carolinas LLC
6.100%, 06/01/37	5,000	5,253
EDF
6.950%, 01/26/39 (A)	7,190	8,319
Enel Finance International
6.000%, 10/07/39 (A)	8,035	7,786
Entergy Texas
7.125%, 02/01/19	11,750	13,308
Exelon Generation LLC
6.250%, 10/01/39	4,480	4,584
Florida Gas Transmission LLC
7.900%, 05/15/19 (A)	6,000	7,250
Florida Power & Light
5.960%, 04/01/39	3,225	3,376
FPL Group Capital
6.000%, 03/01/19	4,000	4,319
Georgia Power
5.950%, 02/01/39	3,850	4,053
Iberdrola Finance Ireland
5.000%, 09/11/19 (A)	3,700	3,669
Kansas City Power & Light
7.150%, 04/01/19	8,250	9,536
KCP&L Greater Missouri Operations
8.270%, 11/15/21	5,100	5,404
Metropolitan Edison
7.700%, 01/15/19	2,500	2,941
Midamerican Energy Holdings
6.500%, 09/15/37	15,600	16,799
Nisource Finance
10.750%, 03/15/16	5,575	7,146
6.125%, 03/01/22	1,767	1,841
Northern States Power
5.350%, 11/01/39	4,625	4,504
Oncor Electric Delivery
7.500%, 09/01/38	3,200	3,812
6.800%, 09/01/18	6,680	7,507
Pacific Gas & Electric
6.250%, 03/01/39	4,500	4,829
Progress Energy
7.050%, 03/15/19	4,500	5,079
Southern California Edison
6.050%, 03/15/39	7,050	7,577
Southern Union
8.250%, 11/15/29	6,375	7,423
Southwestern Electric Power
6.450%, 01/15/19	6,000	6,530

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Texas-New Mexico Power
9.500%, 04/01/19 (A)	$8,560	$10,570
Union Electric
8.450%, 03/15/39	3,000	4,041
Virginia Electric and Power
8.875%, 11/15/38	5,500	7,720

		201,779

Total Corporate Obligations (Cost $1,318,127) ($ Thousands)		1,440,951

MORTGAGE-BACKED SECURITIES — 1.0%

Agency Mortgage-Backed Obligations — 0.1%
FHLMC CMO, Ser 2748, Cl ZT
5.500%, 02/15/24	524	550
FNMA CMO, Ser 2004-12, Cl ZX
6.000%, 03/25/34	687	742
FNMA CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/34	404	382
GNMA ARM
4.375%, 06/20/32 (B)	189	196

		1,870

Non-Agency Mortgage-Backed Obligations — 0.9%
American Home Mortgage Investment Trust, Ser 2007-2, Cl 11A1
0.459%, 03/25/47 (B)	$1,786	$949
Bayview Commercial Asset Trust, Ser 2007-3, Cl A1
0.469%, 07/25/37 (B)	2,177	1,514
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A4B
6.019%, 12/10/49 (B)	1,775	1,665
Countrywide Alternative Loan Trust, Ser 2005-16, Cl A5
0.509%, 06/25/35 (B) (E)	458	136
Countrywide Home Loans, Ser 2006-2, Cl 1A1
0.549%, 03/25/35 (B)	219	108
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	6,560	5,770
DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
0.439%, 03/19/45 (B) (E)	327	190
GS Mortgage Securities II, Ser 2006-GG8, Cl A4
5.560%, 11/10/39	9,115	8,713
Harborview Mortgage Loan Trust, Ser 2004-8, Cl 2A4A
0.629%, 11/19/34 (B)	409	251
Harborview Mortgage Loan Trust, Ser 2005-11, Cl 2A1A
0.539%, 08/19/45 (B) (E)	571	358
Indymac Index Mortgage Loan Trust, Ser 2004-AR12, Cl A1
0.619%, 12/25/34 (B)	197	110
Indymac Index Mortgage Loan Trust, Ser 2004-AR5, Cl 2A1B
1.029%, 08/25/34 (B)	124	74

4	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
1.089%, 09/25/34 (B)	$50	$29
Indymac Index Mortgage Loan Trust, Ser 2005-AR18, Cl 2A1A
0.539%, 10/25/36 (A) (B)	24	15
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP7, Cl A4
5.874%, 04/15/45 (B)	535	541
Washington Mutual Mortgage Pass Through Certificates, Ser 2000-1, Cl M2
1.529%, 01/25/40 (B)	127	124
Washington Mutual Mortgage Pass Through Certificates, Ser 2005-AR2, Cl 2A21
0.559%, 01/25/45 (B)	318	228
Washington Mutual Mortgage Pass Through Certificates, Ser 2007-OA3, Cl 4A1
1.251%, 04/25/47 (B)	252	129

		20,904

Total Mortgage-Backed Securities (Cost $60,132) ($ Thousands)		22,774

MUNICIPAL BONDS — 1.3%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/49	5,000	5,048
Los Angeles, Department of Water & Power, RB
6.008%, 07/01/39	5,000	4,975
State of California, Build America Project, GO
7.550%, 04/01/39	8,000	7,816
7.300%, 10/01/39	1,500	1,424
State of Illinois, GO
6.630%, 02/01/35 (F)	3,275	3,247
5.100%, 06/01/33	8,925	7,432

Total Municipal Bonds (Cost $30,109) ($ Thousands)		29,942

ASSET-BACKED SECURITIES — 0.4%

Mortgage Related Securities — 0.4%
Bayview Financial Acquisition Trust, Ser 2005-A, Cl A1
1.231%, 02/28/40 (B)	3,889	2,294
Citigroup Mortgage Loan Trust, Ser 2006-AMC1, Cl A2B
0.160%, 09/25/36 (B)	9,665	4,402
Indymac Home Equity Loan Asset-Backed Trust, Ser 2002-A, Cl M1
1.354%, 05/25/33 (B)	494	286
JPMorgan Mortgage Acquisition, Ser 2007-HE1, Cl AV1
0.289%, 03/25/47 (B)	481	349

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Nationstar Home Equity Loan Trust, Ser 2006-B, Cl AV3
0.399%, 09/25/36 (B)	$2,565	$1,862

Total Asset-Backed Securities (Cost $11,009) ($ Thousands)		9,193

U.S. TREASURY OBLIGATIONS — 21.7%
U.S. Treasury Bills
0.086%, 05/13/10 (C)	7,130	7,128
U.S. Treasury Bonds
6.250%, 08/15/23	78,425	95,776
7.625%, 02/15/25	23,945	33,097
4.250%, 05/15/39	171,116	163,416
4.500%, 08/15/39	11,140	11,089
4.375%, 11/15/39	104,700	102,050
U.S. Treasury STRIPS
4.121%, 11/15/21 (C)	120,165	73,248
4.435%, 02/15/23 (C)	35,235	19,963

Total U.S. Treasury Obligations (Cost $501,684) ($ Thousands)		505,767

U.S. GOVERNMENT AGENCY OBLIGATIONS (D) — 7.9%
FHLB
0.095%, 03/03/10 (C)	27,055	27,055
0.085%, 03/19/10 (C)	52,855	52,853
FHLMC DN
0.110%, 05/04/10 (C)	38,500	38,493
FICO STRIPS, PO
4.869%, 09/26/19 (C)	12,145	7,876
0.000%, 08/03/18 (C)	3,300	2,307
0.000%, 12/06/18 (C)	1,800	1,229
0.000%, 08/03/18 (C)	20,000	13,982
0.000%, 12/27/18 (C)	4,130	2,808
4.422%, 03/26/19 (C)	12,000	8,001
FNMA
0.750%, 07/22/10 (C)	14,200	14,218
FNMA STRIPS, PO
0.000%, 07/15/26 (C)	13,908	5,827
0.000%, 01/15/27 (C)	11,510	4,678
Resolution Funding STRIPS
3.890%, 10/15/17 (C)	6,675	4,990

Total U.S. Government Agency Obligations (Cost $145,492) ($ Thousands)		184,317

COMMERCIAL PAPER — 2.2%
Credit Agricole North America
0.145%, 03/25/10 (C) (F)	19,055	19,053
Lloyds TSB Bank
0.170%, 03/23/10 (C) (F)	14,205	14,203
UBS Finance Delaware LLC
0.140%, 03/26/10 (C) (F)	19,015	19,013

Total Commercial Paper (Cost $52,270) ($ Thousands)		52,269

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	5

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

February 28, 2010

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.070% * †	27,727	$27,727

Total Cash Equivalent (Cost $27,727) ($ Thousands)		27,727

Total Investments — 97.6% (Cost $2,146,550)($ Thousands) ††		$2,272,940

Percentages are based on a Net Assets of $2,329,905 ($ Thousands).

A summary of the open futures contracts held by the Fund at February 28, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(199)	Jun-2010	$(331)
U.S. Long Treasury Bond	3052	Jun-2010	5,415

			$5,084

For the period ended February 28, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	The rate reported is the 7-day effective yield as of February 28, 2010.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

††	At February 28, 2010, the tax basis cost of the Fund’s investments was $2,146,550 ($Thousands), and the unrealized appreciation and depreciation were $142,350 ($Thousands) and $(15,960) ($Thousands) respectively.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security. The rate reported is the rate in effect as of February 28, 2010. The date reported is the final maturity date.

(C)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(E)	Step Bonds. The rate reported is the effective yield as of February 28, 2010. The coupon on a step bond changes on a specific date.

(F)	Security is when issued.

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

DN — Discount Note

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Fair Isaac Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

NY — New York

PO — Principal Only

RB — Revenue Bond

REIT — Real Estate Investment Trust

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

See end of Form N-Q Filing for ASC 820 disclosure.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

A summary of outstanding swap agreement held by the Fund at February 28, 2010, is as follows:

Credit Default Swap
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($ Thousands)
Credit Suisse	ABX.HE.AAA 07-1 Index	SELL	0.09	08/25/37	(1,225)	$(588)

6	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

February 28, 2010

Credit Default Swaps

On September 12, 2008, the FASB issued FASB Staff Position (“FSP”) No. FAS 133-1 and FASB Interpretation Number (“FIN”) 45-4 (“FSP 133-1”), Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No.133 and FASB Interpretation No.45; and Clarification of the Effective Date of FASB Statement No. 161. The FSP is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. It amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also amends FIN 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require an additional disclosure about the current status of the payment/performance risk of a guarantee. FSP 133-1 and FIN 45-4 is effective for reporting periods (annual or interim) ending after November 15, 2008 and was adopted by the Trust effective November 30, 2008.

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of February 28, 2010, the Fund is the buyer (“receiving protection”) on a total notional amount of $0.0 million)1 and is the seller (“providing protection”) on a total notional amount of $1.2 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$—	$—	$(587,938)	$—	$(587,938)
Maximum potential amount of future payments	—	—	1,225,000	—	1,225,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

(1)	For purposes of quantifying this disclosure, potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	7

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

February 28, 2010

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	More than 10 years	Total
Current credit spread* on underlying (in basis points) [1]
0-2500	$—	$—	$—	$—	$—	$—
2501-5000	—	—	—	—	1,225,000	1,225,000
5001-7500	—	—	—	—	—	—
Greater than 7500	—	—	—	—	—	—
Total	$—	$—	$—	$—	$1,225,000	$1,225,000

The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include up front payment required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

8	SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

February 28, 2010

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS — 91.8%

Argentina — 5.7%
Province Del Neuquen
8.656%, 10/18/14 (A)		162	$165
Province of Buenos Aires
9.625%, 04/18/28 (A)		1,460	905
9.625%, 04/18/28		1,335	828
9.375%, 09/14/18		440	282
9.375%, 09/14/18		1,000	643
3.000%, 05/15/35 (B)		1,100	369
Province of Mendoza
5.500%, 09/04/18		321	237
Republic of Argentina
15.500%, 12/19/49 (C)		9,900	4,159
10.500%, 11/14/02 (C)		400	106
10.250%, 01/26/07 (C)	EUR	850	484
10.250%, 02/06/03 (C)		1,400	396
9.000%, 11/19/08 (C)		1,000	262
9.000%, 05/26/09 (C)	EUR	1,595	728
8.500%, 02/23/05 (C)		245	68
8.500%, 07/01/04 (C)	EUR	4,500	2,433
8.375%, 12/20/03 (C)		1,000	425
8.280%, 12/31/33		8,527	5,564
8.125%, 04/21/08 (C)	EUR	2,818	1,290
7.875%, 07/29/05 (C)		275	77
7.000%, 03/18/04 (C)		555	151
7.000%, 10/03/15		27,940	20,196
6.000%, 03/31/23 (C)		172	113
3.169%, 12/15/35 (C)		2,905	123
3.169%, 12/15/35 (C)		11,725	675
2.260%, 03/31/19 (B)		3,475	1,304
2.500%, 03/31/19 (B) (D)		9,220	2,960
0.000%, 08/03/12 (C)		17,710	5,734
0.000%, 03/31/23 (C)		1,680	924
Republic of Argentina, Ser E MTN
10.000%, 01/07/05 (C)	EUR	1,650	940
9.250%, 07/20/04 (C)	EUR	2,100	1,132
7.000%, 03/18/04 (C)	EUR	2,554	1,164
Transportadora Gas Norte
7.500%, 12/31/12 (A) (C)		100	42
7.500%, 12/31/12 (A) (C)		210	88
7.500%, 12/31/12 (C)		350	147
6.500%, 12/31/12 (A) (C)		30	13
6.500%, 12/31/12 (C)		60	25
6.500%, 12/31/12 (C)		60	25

			55,177

Barbados — 0.2%
Columbus International
11.500%, 11/20/14 (A)		1,900	2,014

Belize — 0.0%
Government of Belize
4.250%, 02/20/29 (B)		330	198

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Bosnia and Herzegovina — 0.1%
Republic of Bosnia & Herzegovina
10.039%, 12/11/17 (E)	EUR	2,000	$1,040

Brazil — 9.3%
Banco Nacional de Desenvol-vimento Economico e Social
6.500%, 06/10/19 (A)		3,055	3,227
5.500%, 06/10/19 (A)		700	688
Banco Votorantim
7.375%, 01/21/20 (A)		840	862
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/17	BRL	40,910	20,229
Federal Republic of Brazil
12.250%, 03/06/30		195	333
11.000%, 08/17/40		11,905	15,982
10.125%, 05/15/27		2,695	3,881
8.875%, 04/15/24		3,860	5,022
8.875%, 10/14/19		1,355	1,745
8.750%, 02/04/25		4,838	6,241
8.250%, 01/20/34		6,495	8,119
8.000%, 01/15/18		1,973	2,299
7.875%, 03/07/15		900	1,062
7.125%, 01/20/37		2,625	2,966
6.000%, 01/17/17		6,420	7,004
5.875%, 01/15/19		6,915	7,451
Fibria Overseas Finance
9.250%, 10/30/19 (A)		1,040	1,176
Petrobras International Finance
7.875%, 03/15/19		740	852
Voto-Votorantim Overseas Trading Operations
6.625%, 09/25/19 (A)		600	597

			89,736

Chile — 0.2%
Colbun
6.000%, 01/21/20 (A)		392	395
Empresa Nacional del Petroleo
6.250%, 07/08/19 (A)		1,300	1,339
Nacional del Cobre de Chile - CODELCO
7.500%, 01/15/19		450	534

			2,268

China — 0.1%
Evergrande
13.000%, 01/27/15		800	792

Colombia — 4.3%
Bogota District Capital
9.750%, 07/26/28 (A)	COP	12,895,000	6,909
Ecopetrol
7.625%, 07/23/19 (A)		750	825

SEI Institutional Investments Trust/Quarterly Holdings/February 28, 2010	1

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

February 28, 2010

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Republic of Colombia
11.750%, 02/25/20		2,258	$3,285
10.375%, 01/28/33		450	631
9.850%, 06/28/27	COP	128,000	75
8.375%, 02/15/27		3,100	3,332
8.125%, 05/21/24		3,180	3,792
7.375%, 09/18/37		8,395	9,130
7.375%, 03/18/19		5,545	6,349
7.375%, 01/27/17		5,085	5,835
6.125%, 01/18/41		1,175	1,099

			41,262

Croatia — 0.2%
Republic of Croatia
6.750%, 11/05/19 (A)		517	536
Zagrebacki Holding D.O.O.
5.500%, 07/10/17		1,500	1,668

			2,204

Czech Republic — 0.1%
Central European Media Enterprises
11.625%, 09/15/16 (A)		600	843

Dominican Republic — 0.0%
Republic of Dominican Republic
9.040%, 01/23/18		27	29

Ecuador — 0.1%
Republic of Ecuador
9.375%, 12/15/15		1,550	1,453

El Salvador — 1.0%
Republic of El Salvador
8.250%, 04/10/32		3,710	4,007
7.650%, 06/15/35		5,139	5,216
7.375%, 12/01/19 (A)		500	525

			9,748

Gabon — 0.2%
Gabonese Republic
8.200%, 12/12/17 (A)		2,100	2,244

Georgia — 0.6%
BG Finance for JSC Bank of Georgia
9.000%, 02/08/12		2,500	2,457
Republic of Georgia
7.500%, 04/15/13		3,350	3,442

			5,899

Ghana — 0.2%
Republic of Ghana
8.500%, 10/04/17 (A)		600	625
8.500%, 10/04/17		1,250	1,306

			1,931

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Hong Kong — 0.2%
Bank of China Hong Kong
5.550%, 02/11/20 (A) (J)		1,700	$1,684

Hungary — 0.3%
Republic of Hungary
6.250%, 01/29/20		3,020	3,088

India — 0.3%
Indian Oil
4.750%, 01/22/15		550	553
Vedanta Resources
9.500%, 07/18/18 (A)		2,295	2,421

			2,974

Indonesia — 7.3%
Adaro Indonesia
7.625%, 10/22/19 (A)		1,455	1,444
Majapahit Holding
8.000%, 08/07/19 (A)		1,415	1,500
7.875%, 06/29/37 (A)		415	403
7.750%, 10/17/16		200	212
7.750%, 01/20/20 (A)		2,795	2,900
7.750%, 10/17/16 (A)		1,200	1,284
7.250%, 10/17/11 (A)		885	934
Republic of Indonesia
12.800%, 06/17/21	IDR	31,500,000	4,054
12.800%, 06/17/21 (D)	IDR	14,600,000	1,879
11.625%, 03/04/19 (A)		6,210	8,911
11.625%, 03/04/19		1,100	1,579
11.000%, 11/15/20	IDR	17,100,000	1,985
10.375%, 05/04/14 (A)		300	376
10.375%, 05/04/14		400	501
8.500%, 10/12/35		4,612	5,546
7.750%, 01/17/38		650	723
7.750%, 01/17/38		17,115	19,040
7.500%, 01/15/16		2,940	3,344
7.250%, 04/20/15		2,840	3,203
6.875%, 01/17/18		3,930	4,362
6.750%, 03/10/14		1,450	1,598
6.750%, 03/10/14 (A)		500	553
6.625%, 02/17/37 (A)		225	226
6.625%, 02/17/37		2,500	2,453
5.875%, 03/13/20 (A)		1,535	1,587
Star Energy
11.500%, 02/12/15 (J)		500	510

			71,107

Iraq — 0.8%
Republic of Iraq
5.800%, 01/15/28		10,415	8,082

Ivory Coast — 0.1%
Republic of Ivory Coast
4.000%, 03/30/18 (C)		7,000	743

2	SEI Institutional Investments Trust/Quarterly Holdings/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

February 28, 2010

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Jamaica — 0.0%
Digicel Group
8.875%, 01/15/15 (A)	450	$430

Kazakhstan — 3.2%
CenterCredit International
8.625%, 01/30/14	2,250	2,182
Citigroup Global Markets for JSC Kazkommertsbank
8.700%, 04/07/14 (C)	1,550	1,317
Halyk Savings Bank of Kazakhstan
9.250%, 10/16/13	875	898
7.750%, 05/13/13	100	99
HSBK Europe
9.250%, 10/16/13 (A)	800	822
7.250%, 05/03/17	650	601
Kazkommerts International
8.500%, 04/16/13	850	775
8.500%, 04/16/13	500	456
8.000%, 11/03/15	1,650	1,438
7.875%, 04/07/14	900	790
7.500%, 11/29/16	2,350	1,997
6.875%, 02/13/17	500	582
KazMunaiGaz Finance MTN
11.750%, 01/23/15 (A)	3,910	4,809
9.125%, 07/02/18 (A)	3,125	3,547
9.125%, 07/02/18	4,150	4,736
8.375%, 07/02/13	4,760	5,200
Tengizchevroil Finance
6.124%, 11/15/14	457	477

		30,726

Lithuania — 0.5%
Republic of Lithuania
7.375%, 02/11/20 (A) (J)	3,175	3,302
6.750%, 01/15/15 (A)	1,405	1,486

		4,788

Malaysia — 3.2%
Malaysia Government
4.378%, 11/29/19	12,720	3,763
3.741%, 02/27/15	12,440	3,636
Petroliam Nasional
7.750%, 08/15/15	1,460	1,726
7.625%, 10/15/26	430	515
Petronas Capital
7.875%, 05/22/22	4,930	5,907
7.875%, 05/22/22 (A)	650	786
7.000%, 05/22/12	3,055	3,370
5.250%, 08/12/19 (A)	10,865	10,957

		30,660

Mexico — 8.2%
C10 - EUR Capital
6.277%, 05/09/49 (C)	1,800	1,548

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)
Grupo Senda
10.500%, 10/03/15	4,590	$3,752
Mexican Bonos
8.500%, 05/31/29	70,440	5,672
8.500%, 12/13/18	27,140	2,245
7.500%, 06/03/27	50,230	3,699
NII Capital
10.000%, 08/15/16	4,900	5,316
Oceanografia
11.250%, 07/15/15	1,286	747
Pemex Finance
9.150%, 11/15/18	1,895	2,390
Pemex Project Funding Master Trust
6.625%, 06/15/35	400	382
5.750%, 03/01/18	1,670	1,691
Petroleos Mexicanos
8.000%, 05/03/19 (A)	465	539
8.000%, 05/03/19	100	116
United Mexican States
11.375%, 09/15/16	540	753
8.300%, 08/15/31	13,060	16,325
8.125%, 12/30/19	2,495	3,088
7.500%, 04/08/33	1,430	1,659
6.625%, 03/03/15	3,650	4,106
6.050%, 01/11/40	8,942	8,808
5.950%, 03/19/19	6,174	6,606
5.875%, 02/17/14	1,000	1,115
5.625%, 01/15/17	4,400	4,664
United Mexican States, Ser A MTN
6.750%, 09/27/34	4,438	4,760

		79,981

Nigeria — 0.2%
GTB Finance
8.500%, 01/29/12	1,000	1,015
UBS
0.000%, 09/04/17 (A) (C)	800	770

		1,785

Oman — 0.1%
Blue City Investments
13.750%, 11/07/13	2,750	550
4.049%, 11/07/13 (C)	500	240

		790

Pakistan — 0.6%
Pakistan Mobile Communications
8.625%, 11/13/13 (A)	330	281
Republic of Pakistan
7.125%, 03/31/16	3,650	3,203
6.875%, 06/01/17	2,850	2,380

		5,864

SEI Institutional Investments Trust/Quarterly Holdings/February 28, 2010	3

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

February 28, 2010

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Panama — 2.2%
Republic of Panama
9.375%, 04/01/29	7,540	$10,103
9.375%, 01/16/23	595	772
8.875%, 09/30/27	3,600	4,608
8.125%, 04/28/34	940	1,147
7.250%, 03/15/15	2,940	3,374
6.700%, 01/26/36	1,650	1,753

		21,757

Peru — 2.8%
Interoceanica IV Finance
3.393%, 11/30/25 (A) (E)	749	367
3.865%, 11/30/18 (A) (E)	358	271
3.280%, 11/30/18	678	512
Peru Enhanced Pass-Through Finance
7.178%, 06/02/25 (A) (E)	500	220
3.898%, 05/31/18 (E)	808	632
4.259%, 05/31/18 (A) (E)	1,322	1,034
Republic of Peru
8.750%, 11/21/33	1,680	2,192
8.375%, 05/03/16 (F)	1,625	1,979
7.350%, 07/21/25	12,420	14,469
6.550%, 03/14/37	5,675	5,959

		27,635

Philippines — 5.6%
National Power
9.625%, 05/15/28	1,100	1,314
Power Sector
7.390%, 12/02/24	1,465	1,505
7.250%, 05/27/19	760	797
Republic of Philippines
10.625%, 03/16/25	4,511	6,225
9.500%, 02/02/30	3,230	4,167
9.500%, 10/21/24	200	257
9.375%, 01/18/17	10,040	12,500
8.875%, 03/17/15	500	605
8.375%, 06/17/19	650	782
8.250%, 01/15/14	2,575	2,987
8.000%, 01/15/16	5,050	5,902
7.750%, 01/14/31	3,624	4,023
7.500%, 09/25/24	8,164	9,103
6.500%, 01/20/20	612	654
6.375%, 10/23/34	2,490	2,362
6.375%, 01/15/32	890	857

		54,040

Poland — 1.7%
Republic of Poland
6.375%, 07/15/19	13,655	14,665
TVN Finance
10.750%, 11/15/17 (A)	1,000	1,467

		16,132

Qatar — 1.3%
Qtel International Finance
7.875%, 06/10/19	3,050	3,472
6.500%, 06/10/14 (A)	600	653

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)
State of Qatar
9.750%, 06/15/30	535	$749
6.400%, 01/20/40 (A)	705	710
5.250%, 01/20/20 (A)	6,740	6,841

		12,425

Russia — 9.0%
ABN Amro Bank
9.625%, 03/01/13	700	788
Alfa Dividend Payment Rights Finance MTN
2.154%, 12/15/11 (A) (C) (D)	188	171
Alfa Invest MTN
9.250%, 06/24/13 (A)	1,200	1,206
Edel Capital for Sinek Capital SA
7.700%, 08/03/15	600	603
Gaz Capital MTN
8.625%, 04/28/34	1,200	1,347
6.510%, 03/07/22	220	208
6.212%, 11/22/16	600	602
Kuznetski (Bank of Moscow)
7.500%, 11/25/15 (C)	1,300	1,302
RSHB Capital for Russian Agricultural Bank MTN
9.000%, 06/11/14 (A)	900	1,024
9.000%, 06/11/14	750	849
7.750%, 05/29/18	1,250	1,339
6.299%, 05/15/17	400	399
Russian Federation
12.750%, 06/24/28	5,220	9,018
7.500%, 03/31/30 (B)	44,293	50,188
Teorema Holding
11.000%, 10/27/09 (C) (K)	2,000	200
TNK-BP Finance
7.250%, 02/02/20 (A) (J)	1,098	1,090
6.250%, 02/02/15 (A) (J)	238	243
TransCapital (Transneft)
8.700%, 08/07/18 (A)	1,065	1,249
7.700%, 08/07/13 (A)	150	162
UBS (Vimpelcom)
8.250%, 05/23/16	190	200
VIP Finance Ireland for Vimpel Communications
9.125%, 04/30/18 (A)	1,160	1,263
9.125%, 04/30/18	1,200	1,307
8.375%, 04/30/13	300	321
8.375%, 04/30/13 (A)	1,265	1,354
VTB Capital
6.875%, 05/29/18	7,550	7,758
6.609%, 10/31/12 (A)	2,150	2,225
6.250%, 06/30/35	498	488

		86,904

Saudi Arabia — 0.1%
Dar Al-Arkan International Sukuk
10.750%, 02/18/15 (A) (J)	900	895

4	SEI Institutional Investments Trust/Quarterly Holdings/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

February 28, 2010

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Singapore — 0.7%
Sea Production
4.500%, 02/14/12	8,800	$6,600

South Africa — 1.6%
Edcon Proprietary
3.964%, 06/15/14 (C)	2,350	2,197
PE Paper Escrow
12.000%, 08/01/14	900	979
Republic of South Africa
8.500%, 06/23/17	815	974
8.250%, 09/15/17	14,340	1,825
6.875%, 05/27/19	2,895	3,192
6.500%, 06/02/14	3,455	3,809
5.875%, 05/30/22	2,645	2,678

		15,654

South Korea — 0.5%
Export-Import Bank of Korea
8.125%, 01/21/14	2,105	2,452
5.875%, 01/14/15	1,125	1,213
Korea Hydro & Nuclear Power
6.250%, 06/17/14	1,100	1,208

		4,873

Sri Lanka — 0.0%
Democratic Socialist Republic of Sri Lanka
7.400%, 01/22/15 (A)	500	519

Supra-National — 0.1%
Andina de Fomento
8.125%, 06/04/19	565	667
Central American Bank for Economic Integration
5.375%, 09/24/14 (A)	350	363
Eurasian Development Bank MTN
7.375%, 09/29/14 (A)	350	370

		1,400

Thailand — 0.2%
True Move
10.750%, 12/16/13 (A)	850	851
10.375%, 08/01/14 (A)	850	846

		1,697

Trinidad & Tobago — 0.5%
Petroleum of Trinidad & Tobago
9.750%, 08/14/19 (A)	653	741
6.000%, 05/08/22	3,225	2,959
6.000%, 05/08/22 (A)	900	826

		4,526

Tunisia — 0.3%
Banque Centrale de Tunisie
7.375%, 04/25/12	2,210	2,414

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)
Tunisie Banque
6.250%, 02/20/13	430	$625

		3,039

Turkey — 4.7%
Globus Capital Finance
8.500%, 03/05/12	700	637
Republic of Turkey
11.875%, 01/15/30	625	989
9.500%, 01/15/14	300	357
8.000%, 02/14/34	2,150	2,437
7.500%, 07/14/17	4,270	4,809
7.500%, 11/07/19	2,985	3,358
7.375%, 02/05/25	6,275	6,835
7.250%, 03/15/15	2,955	3,291
7.250%, 03/05/38	640	664
7.000%, 09/26/16	1,750	1,925
7.000%, 06/05/20	250	272
7.000%, 03/11/19	1,950	2,125
6.875%, 03/17/36 (F)	6,895	6,878
6.750%, 04/03/18	6,230	6,713
6.750%, 05/30/40	3,927	3,834

		45,124

Ukraine — 3.1%
Credit Suisse First Boston for City of Kiev
8.000%, 11/06/15	750	555
Credit Suisse First Boston International (Export/Import - Ukraine)
7.650%, 09/07/11	500	479
6.800%, 10/04/12	550	492
Government of Ukraine
7.650%, 06/11/13	3,340	3,198
6.875%, 03/04/11	400	395
6.875%, 03/04/11	100	99
6.750%, 11/14/17	800	686
6.580%, 11/21/16	4,310	3,707
6.385%, 06/26/12	680	651
3.200%, 12/19/10	760,000	7,934
MHP
10.250%, 11/30/11	1,850	1,771
NAK Naftogaz Ukraine
9.500%, 09/30/14	3,155	3,009
9.500%, 09/30/14	4,400	4,213
Springvale Holdings
9.181%, 09/07/09 (C) (K)	1,000	75
UK Private Bank
8.000%, 02/06/12	3,000	2,685

		29,949

United Arab Emirates — 1.5%
Dolphin Energy
5.888%, 06/15/19	446	448
5.888%, 06/15/19	1,834	1,845
Dubai DOF Sukuk MTN
6.396%, 11/03/14	200	181

SEI Institutional Investments Trust/Quarterly Holdings/February 28, 2010	5

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

February 28, 2010

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Dubai Holding Commercial Operations MTN
4.750%, 01/30/14		1,850	$1,641
Emirate of Abu Dhabi
6.750%, 04/08/19 (A)		1,420	1,598
Jafz Sukuk
3.446%, 11/27/12 (C)	AED	33,500	6,932
MDC-GMTN
7.625%, 05/06/19		800	865
Nakheel Development 2
2.750%, 01/16/11		1,350	699

			14,209

Uruguay — 3.0%
Republic of Uruguay
9.250%, 05/17/17		5,670	7,017
8.000%, 11/18/22		12,147	14,029
7.625%, 03/21/36		2,086	2,232
6.875%, 09/28/25		761	788
Republic of Uruguay PIK
7.875%, 01/15/33		4,220	4,578

			28,644

Venezuela — 5.4%
Bolivarian Republic of Venezuela
8.250%, 10/13/24		1,950	1,277
Government of Venezuela
13.625%, 08/15/18		1,525	1,472
10.750%, 09/19/13		700	656
9.375%, 01/13/34		2,370	1,677
9.250%, 09/15/27		2,875	2,149
9.250%, 05/07/28		6,800	4,726
9.000%, 05/07/23		5,095	3,515
8.500%, 10/08/14		2,100	1,764
7.750%, 10/13/19		400	272
7.650%, 04/21/25		4,150	2,621
7.000%, 03/31/38		200	111
6.000%, 12/09/20		2,300	1,340
5.750%, 02/26/16		4,850	3,334
1.249%, 04/20/11 (C)		22,845	20,903
Petroleos de Venezuela
5.500%, 04/12/37		800	372
5.375%, 04/12/27		3,105	1,514
5.250%, 04/12/17		5,800	3,523
5.000%, 10/28/15		1,200	747

			51,973

Vietnam — 0.2%
Socialist Republic of Vietnam
6.875%, 01/15/16		450	474
6.750%, 01/29/20 (A)		1,052	1,057

			1,531

Yemen — 0.0%
Pemberley SPV Finance 2008 Yemen MTN
11.500%, 02/19/14 (C) (K)		126	—

Total Global Bonds (Cost $813,234) ($ Thousands)			889,066

Description	Face Amount (1) (Thousands)/Contracts	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 1.7%

Angola — 0.2%
Republic of Angola
2.998%, 04/30/16 (G) (K)	1,300	$1,439

Cambodia — 0.3%
CAMGSM Co. PIK
12.731%, 05/25/11	2,573	2,573

Georgia — 0.0%
Ashmore Cayman
0.000%, 04/16/14 (E) (G) (K)	221	119

Indonesia — 0.4%
Star Energy
19.000%, 03/05/10	4,200	4,200

Russia — 0.2%
Snegri Overseas
10.500%, 04/21/10 (G) (K)	2,560	2,022

Singapore — 0.3%
Morton Bay Senior
6.250%, 04/30/10 (G) (K)	3,054	3,054

Turkey — 0.3%
Cukurova, Ser B
8.493%, 05/01/12 (G) (K)	3,361	3,058

Total Loan Participations (Cost $17,717) ($ Thousands)		16,465

CONVERTIBLE BONDS — 0.6%
FirstSource Solutions
0.000%, 12/04/12 (E)	2,300	2,019
Reliance Communications
0.000%, 03/01/12 (E)	1,400	1,544
Suzlon Energy
2.438%, 07/25/14	500	436
1.271%, 06/12/12	2,484	2,375

Total Convertible Bonds (Cost $6,223) ($ Thousands)		6,374

PURCHASED OPTIONS — 0.1%
Currency OTC option on Euro, Expires 05/04/10 Strike Price 1.39 *	15,825,000	381
Currency OTC option on Euro, Expires 05/04/10 Strike Price 1.39 *	18,950,000	456

Total Purchased Options (Cost $871) ($ Thousands)		837

6	SEI Institutional Investments Trust/Quarterly Holdings/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

February 28, 2010

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

	Number of Warrants

WARRANTS — 0.0%

Russia — 0.0%
Teorema Holding A,
Expires 10/27/11 * (K)	136	$—
Teorema Holding B,
Expires 10/27/11 *	272	—

Total Warrants (Cost $47) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 0.2%
SEI Liquidity Fund, L.P.,
0.240% ** † (H)	2,452,277	2,234

Total Affiliated Partnership (Cost $2,452) ($ Thousands)		2,234

DEPOSIT WITH COUNTERPARTY AS COLLATERAL FOR SWAP CONTRACTS (I) — 0.1%
Deposits with Merrill Lynch as Collateral for Swap Contracts Outstanding	600	600

Total Deposit with Counterparty as Collateral for Swap Contracts (Cost $600) ($ Thousands)		600

Total Investments — 94.5% (Cost $841,144)($ Thousands) ††		$915,576

Percentages are based on a Net Assets of $968,745 ($ Thousands).

A summary of the outstanding forward foreign currency contracts held by the Fund at February 28, 2010, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
3/8/10	KRW	1,845,831	USD	1,590	$ (2)
3/8/10-3/15/10	USD	6,146	KRW	7,074,380	(45)
3/22/10-3/31/10	EUR	19,028	USD	25,850	(114)
3/24/10	USD	4,400	MXP	56,364	1
3/31/10	JPY	707,225	USD	7,845	(116)
3/31/10	USD	1,430	EUR	1,057	11
4/5/10	USD	4,290	BRL	7,909	52
4/19/10	USD	4,363	INR	202,708	18
4/26/10	USD	4,380	PLN	12,841	49
11/23/10	USD	3,700	CNY	24,794	(1)

					$(147)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2010.
†	Investment in Affiliated Security.

††	At February 28, 2010, the tax basis cost of the Fund's investments was $841,144 ($Thousands), and the unrealized appreciation and depreciation were $95,698 ($Thousands) and $(21,266) ($Thousands) respectively.

(1)	In U.S. dollars unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Step Bonds. The rate reported is the effective yield on February 28, 2010. The coupon on a step bond changes on a specified date.

(C)	Security in default on interest payments.

(D)	Variable Rate Security. The rate reported is the rate in effect as of February 28, 2010. The date reported is final maturity date.

(E)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(F)	This security or a partial position of this security is on loan at February 28, 2010. The total value of securities on loan at February 28, 2010 was $2,296 ($ Thousands).

(G)	Securities considered illiquid. The total value of such securities as of February 28, 2010 was $9,692 ($ Thousands) and represents 1.00% of Net Assets.

(H)	This security was purchased with cash collateral held from the securities on loan. The total value of such securities as of February 28, 2010 was $2,234 ($ Thousands).

(I)	Cash on loan to swap counterparty as collateral for outstanding swap contracts.

(J)	Security is when issued.

(K)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such security as of February 28, 2010 was $9,967 ($ Thousands) and represents 1.03% of net assets.

AED — United Arab Emirates Dirham

BRL — Brazilian Real

CNY — Chinese Yuan Renminbi

COP — Colombian Peso

EUR — Euro

IDR — Indonesia Rupiah

INR — India Rupee

JPY — Japanese Yen

KRW — South Korean Won

L.P. — Limited Partnership

MTN — Medium Term Note

MXP — Mexican Peso

PIK — Payment-in-Kind

PLN — Polish Zloty

Ser — Series

USD — U.S. Dollar

Amounts designated as “—” are $O or have been rounded to $O.

See end of Form N-Q Filing for ASC 820 disclosure.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust/Quarterly Holdings/February 28, 2010	7

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

February 28, 2010

A summary of outstanding swap agreement help by the Fund at February 28, 2010, is as follows:

Total Return Swap
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($Thousands)
Merrill Lynch	Zaporozh Term Loan, 9.784%, 12/31/10 #	Cash Deposit Of Notional Amount	Price Return	12/31/10	600	$(54)

#	The total return swap is illiquid and fair valued.

8	SEI Institutional Investments Trust/Quarterly Holdings/February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Real Return Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 98.4%
U.S. Treasury Inflation-Protected Securities
0.875%, 04/15/10	$7,300	$8,360
3.375%, 01/15/12	11,683	15,281
2.000%, 04/15/12	1,246	1,394
3.000%, 07/15/12	20,513	26,662
0.625%, 04/15/13	19,995	20,945
1.875%, 07/15/13	29,820	37,294
2.000%, 01/15/14	33,524	41,816
1.250%, 04/15/14	18,250	19,396
2.000%, 07/15/14	31,486	38,597
1.625%, 01/15/15	29,975	35,598

		245,343

U.S. Treasury Notes
1.500%, 07/15/12	34,700	35,123
2.250%, 01/31/15	12,175	12,182

		47,305

Total U.S. Treasury Obligations (Cost $281,892) ($ Thousands)		292,648

Total Investments — 98.4% (Cost $281,892)($ Thousands) †		$292,648

Percentages are based on a Net Assets of $297,520 ($ Thousands).

†	At February 28, 2010, the tax basis cost of the Fund's investments was $281,892 ($Thousands), and the unrealized appreciation and depreciation were $10,921 ($Thousands) and $(165) ($Thousands) respectively.

See end of Form N-Q Filing for ASC 820 disclosure.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust/Quarterly Reporting/February 28, 2010	1

The following is a summary of the inputs used, as of February 28, 2010, in valuing the Funds’ investments in accordance with ASC 820 (formerly FAS 157), carried at value ($ Thousands):

Large Cap Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	947,185	370	—	947,555
Cash Equivalent	17,705	—	—	17,705
U.S. Treasury Obligation	—	7,758	—	7,758
Affiliated Partnership	—	88,794	—	88,794

Total Investments in Securities	$964,890	$96,922	$—	$1,061,812

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$597	$—	$—	$597

Total Other Financial Instruments	$597	$—	$—	$597

*	Futures contracts are valued at the unrealized appreciation on the instrument.

Large Cap Diversified Alpha Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	292,693	225	—	292,918
Cash Equivalent	17,638	—	—	17,638
U.S. Treasury Obligations	—	7,994	—	7,994
Affiliated Partnership	—	44,378	—	44,378

Total Investments in Securities	$310,331	$52,597	$—	$362,928

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$547	$—	$—	$547

Total Other Financial Instruments	$547	$—	$—	$547

*	Futures contracts are valued at the unrealized appreciation on the instrument.

Large Cap Disciplined Equity Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	5,973,564	4,192	—	5,977,756
Cash Equivalent	421,988	—	—	421,988
U.S. Treasury Obligations	—	121,588	—	121,588
Affiliated Partnerships	—	1,604,070	—	1,604,070

Total Investments in Securities	$6,395,552	$1,729,850	$—	$8,125,402

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$8,878	$—	$—	$8,878

Total Other Financial Instruments	$8,878	$—	$—	$8,878

*	Futures contracts are valued at the unrealized appreciation on the instrument.

Large Cap Index Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	517,273	318	—	517,591
U.S. Treasury Obligation	—	828	—	828
Rights	1	—	—	1
Cash Equivalent	5,992	—	—	5,992
Affiliated Partnership	—	66,822	—	66,822

Total Investments in Securities	$523,266	$67,968	$—	$591,234

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$77	$—	$—	$77

Total Other Financial Instruments	$77	$—	$—	$77

*	Futures contracts are valued at the unrealized appreciation on the instrument.

Small Cap Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	1,202,586	137	364	1,203,087
Exchange Traded Funds	3,414	—	—	3,414
Preferred Stock	—	1,410	688	2,098
Convertible Bonds	—	1,177	1,016	2,193
Warrants	2	39	—	41
Right	—	—	—	—
U.S. Treasury Obligation	—	3,328	—	3,328
Cash Equivalent	54,446	—	—	54,446
Affiliated Partnership	—	241,941	—	241,941

Total Investments in Securities	$1,260,448	$248,032	$2,068	$1,510,548

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$498	$—	$—	$498

Total Other Financial Instruments	$498	$—	$—	$498

*	Futures contracts are valued at the unrealized appreciation on the instrument.

	Common Stock	Preferred Stock	Convertible Bonds	Total
Beginning balance as of June 1, 2009	$—	$—	$321	$321
Accrued discounts/premiums	—	—	21	21
Realized gain/(loss)	—	—	—	—
Change in unrealized appreciation/(depreciation)	—	28	74	102
Net purchases/sales	—	660	348	1,008
Net transfer in and/or out of Level 3	364	—	252	616

Ending balance as of February 28, 2010	$364	$688	$1,016	$2,068

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—	$—	$74	$74

Small/Mid Cap Equity Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	2,094,738	578	313	2,095,629
Preferred Stock	—	1,778	1,501	3,279
Convertible Bonds	—	1,077	690	1,767
Warrants	6	52	—	58
Affiliated Partnership	—	383,665	—	383,665
Cash Equivalent	63,048	—	—	63,048
U.S. Treasury Obligations	—	11,679	—	11,679

Total Investments in Securities	$2,157,792	$398,829	$2,504	$2,559,125

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$735	$—	$—	$735

Total Other Financial Instruments	$735	$—	$—	$735

*	Futures contracts are valued at the unrealized appreciation on the instrument.

	Common Stock	Preferred Stock	Convertible Bonds	Total
Beginning balance as of June 1, 2009	$—	$—	$384	$384
Accrued discounts/premiums	—	—	—	—
Realized gain/(loss)	(1,202)	—	—	(1,202)
Change in unrealized appreciation/(depreciation)	1,165	61	54	1,280
Net purchases/sales	37	1,440	—	1,477
Net transfer in and/or out of Level 3	313	—	252	565

Ending balance as of February 28, 2010	$313	$1,501	$690	$2,504

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—	$—	$54	$54

U.S. Managed Volatility Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	247,620	—	—	247,620
U.S. Treasury Obligation	—	3,247	—	3,247
Cash Equivalent	44,890	—	—	44,890

Total Investments in Securities	$292,510	$3,247	$—	$295,757

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$66	$—	$—	$66

Total Other Financial Instruments	$66	$—	$—	$66

*	Futures contracts are valued at the unrealized appreciation on the instrument.

International Equity Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	635,385	3,752	—	639,137
Mortgage-Backed Securities	—	15,430	—	15,430
Asset-Backed Securities	—	11,137	—	11,137
Preferred Stock	6,304	—	—	6,304
Warrants	14	—	—	14
Rights	14	—	—	14
Corporate Obligation	—	267	—	267
U.S. Treasury Obligations	—	1,922	—	1,922
Cash Equivalent	14,118	—	—	14,118
Affiliated Partnership	—	25,132	—	25,132

Total Investments in Securities	$655,835	$57,640	$—	$713,475

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(455)	$—	$—	$(455)
Forwards	—	(29)	—	(29)
Total Return Swaps	—	(2,843)	—	(2,843)

Total Other Financial Instruments	$(455)	$(2,872)	$—	$(3,327)

*	Futures contracts are valued at the unrealized appreciation on the instrument.

World Equity Ex-US Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	3,106,319	48,829	—	3,155,148
Preferred Stock	46,402	—	—	46,402
Mortgage-Backed Securities	—	34,499	—	34,499
Asset-Backed Securities	—	26,418	—	26,418
Warrants	50	—	—	50
Right	55	—	—	55
Exchange Traded Fund	712	—	—	712
Corporate Obligation	—	297	—	297
U.S. Treasury Obligations	—	21,981	—	21,981
Cash Equivalents	102,652	—	—	102,652
Affiliated Partnership	—	161,731	—	161,731

Total Investments in Securities	$3,256,190	$293,755	$—	$3,549,945

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(491)	$—	$—	$(491)
Forwards	—	(156)	—	(156)
Total Return Swaps	—	(663)	—	(663)

Total Other Financial Instruments	$(491)	$(819)	$—	$(1,310)

*	Futures contracts are valued at the unrealized appreciation on the instrument.

Screened World Equity Ex-US Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	65,890	1,627	—	67,517
Preferred Stock	2,099	—	—	2,099
Right	—	—	—	—
Warrant	2	—	—	2
U.S. Treasury Obligation	—	198	—	198
Cash Equivalent	3,357	—	—	3,357

Total Investments in Securities	$71,348	$1,825	$—	$73,173

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$34	$—	$—	$34

Total Other Financial Instruments	$34	$—	$—	$34

*	Futures contracts are valued at the unrealized appreciation on the instrument.

Enhanced LIBOR Opportunities Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Loan Participations	—	41,868	845	42,713
Corporate Obligations	—	15,679	—	15,679
Mortgage-Backed Securities	—	7,512	—	7,512
Asset-Backed Securities	—	7,406	—	7,406
U.S. Treasury Obligations	—	4,205	—	4,205
U.S. Government Agency Obligation	—	1,515	—	1,515
Cash Equivalent	9,324	—	—	9,324
Affiliated Partnership	—	64,674	—	64,674

Total Investments in Securities	$9,324	$142,859	$845	$153,028

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(12)	$—	$—	$(12)

Total Other Financial Instruments	$(12)	$—	$—	$(12)

*	Futures contracts are valued at the unrealized appreciation on the instrument.

	Loan Participations	Common Stock	Total
Beginning balance as of June 1, 2009	$—	$88	$88
Accrued discounts/premiums	2	—	2
Realized gain/(loss)	(22)	22	—
Change in unrealized appreciation/(depreciation)	—	(88)	(88)
Net purchases/sales	20	(22)	(2)
Net transfer in and/or out of Level 3	845	—	845

Ending balance as of February 28, 2010	$845	$—	$845

Changes in unrealized gains/(losses) in earnings related to securities still held at reporting date	$—	$—	—

Core Fixed Income Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	—	2,705,009	11,029	2,716,038
Corporate Obligations	—	1,515,031	1,426	1,516,457
U.S. Treasury Obligations	—	808,669	—	808,669
Asset-Backed Securities	—	263,822	3,351	267,173
U.S. Government Agency
Obligations	—	245,956	—	245,956
Municipal Bonds	—	15,441	—	15,441
Preferred Stock	—	712	—	712
Commercial Paper	—	91,641	—	91,641
Repurchase Agreement	—	43,600	—	43,600
Affiliated Partnership	—	634,229	—	634,229
Cash Equivalent	152,041	—	—	152,041

Total Investments in Securities	$152,041	$6,324,110	$15,806	$6,491,957

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(920)	$—	$—	$(920)

Total Investments in Securities	$(920)	$—	$—	$(920)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$2,207	$—	$—	$2,207
Forward	—	78	—	78

Credit Default Swaps	—	(15,125)	—	(15,125)
Interest Rate Swaps	—	(2,765)	—	(2,765)

Total Other Financial Instruments	$2,207	$(17,812)	$—	$(15,605)

*	Futures contracts are valued at the unrealized appreciation on the instrument.

	Corporate Obligations	Mortgage-Backed Securities	Asset-Backed Securities	Total
Beginning balance as of June 1, 2009	$442	$6,159	$6,789	$13,390
Accrued discounts/premiums	44	85	26	166
Realized gain/(loss)	—	281	8	289
Change in unrealized appreciation/(depreciation)	(58)	2,829	823	3,594
Net purchases/sales	998	1,675	(4,295)	(1,622)
Net transfer in and/or out of Level 3	—	—	—	—

Ending balance as of February 28, 2010	$1,426	$11,029	$3,351	$15,806

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—	$—	$54	$54

High Yield Bond Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	—	1,293,051	8,743	1,301,794
Loan Participations	—	118,637	8,124	126,761
Collateralized Debt Obligations	—	832	30,499	31,331
Convertible Bonds	—	7,353	4	7,357
Auction Rate Preferred Securities	—	—	6,545	6,545
Asset-Backed Securities	—	2,413	3,056	5,469
Common Stock	—	3,837	1,290	5,127
Preferred Stock	—	2,092	—	2,092
Warrants	—	58	—	58
Affiliated Partnership	—	6	—	6
Cash Equivalent	44,284	—	—	44,284

Total Investments in Securities	$44,284	$1,428,279	$58,261	$1,530,824

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Credit Default Swap	$—	$(734)	$—	$(734)

Total Other Financial Instruments	$—	$(734)	$—	$(734)

	Corporate Obligations	Collateralized Debt Obligations	Convertible Bonds	Asset- Backed Securities
Beginning balance as of June 1, 2009	$5,656	$30,765	$4	$—
Accrued discounts/premiums	34	(617)	—	44
Realized gain/(loss)	216	(558)	17	—
Change in unrealized appreciation/(depreciation)	(36)	66,404	—	36
Net purchases/sales	(87)	(70,881)	(17)	2,976
Net transfer in and/or out of Level 3	2,960	5,386	—	—

Ending balance as of February 28, 2010	$8,743	$30,499	$4	$3,056

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$90	$14,070	$—	$—

	Common Stock	Loan Participations	Auction Rate Preferred Securities	Total
Beginning balance as of June 1, 2009	$—	$10,730	$—	$47,156
Accrued discounts/premiums	—	(33)	—	(573)
Realized gain/(loss)	—	(5,038)	—	(5,363)
Change in unrealized appreciation/(depreciation)	—	5,305	(14)	71,695
Net purchases/sales	1,290	(8,702)	2,309	(73,111)
Net transfer in and/or out of Level 3	—	5,862	4,250	18,457

Ending balance as of February 28, 2010	$1,290	$8,124	$6,545	$58,261

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—	$1,099	$—	$15,259

Long Duration Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	—	1,434,110	6,841	1,440,951
Mortgage-Backed Securities	—	22,774	—	22,774
Municipal Bonds	—	29,942	—	29,942
Asset-Backed Securities	—	9,193	—	9,193
U.S. Treasury Obligations	—	505,767	—	505,767
U.S. Government Agency Obligations	—	184,317	—	184,317
Commercial Paper	—	52,269	—	52,269
Cash Equivalent	27,727	—	—	27,727

Total Investments in Securities	$27,727	$2,238,372	$6,841	$2,272,940

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$5,084	$—	$—	$5,084
Credit Default Swaps	—	(588)	—	(588)

Total Other Financial Instruments	$5,084	$(588)	$—	$4,496

*	Futures contracts are valued at the unrealized appreciation on the instrument.

	Corporate Obligations	Total
Beginning balance as of June 1, 2009	$—	$—
Accrued discounts/premiums	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	448	448
Net purchases/sales	6,393	6,393
Net transfer in and/or out of Level 3	—	—

Ending balance as of February 28, 2010	$6,841	$6,841

Emerging Markets Debt Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	—	889,066	—	889,066
Loan Participations	—	—	16,465	16,465
Convertible Bonds	—	6,374	—	6,374
Purchased Options	837	—	—	837
Warrants	—	—	—	—
`Affiliated Partnership	2,234	—	—	2,234
Deposit with Counterparty as Collateral for Swap Contracts	—	600	—	600

Total Investments in Securities	$3,071	$896,040	$16,465	$915,576

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards	(147)	—	—	(147)
Total Return Swap	—	(54)	—	(54)

Total Other Financial Instruments	$(147)	$(54)	$—	$(201)

	Loan Participations	Total Return Swaps	Total
Beginning balance as of June 1, 2009	$11,161	$(975)	$10,186
Accrued discounts/premiums	19	(119)	(100)
Realized gain/(loss)	(869)	25	(844)
Change in unrealized appreciation/(depreciation)	2,543	1,040	3,583
Net purchases/sales	3,611	(25)	3,586
Net transfer in and/or out of Level 3	—	—	—

Ending balance as of February 28, 2010	$16,465	$(54)	$16,411

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$759	$422	$1,181

Real Return Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	292,648	—	292,648

Total Investments in Securities	$—	$292,648	$—	$292,648

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Investments Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: April 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: April 29, 2010

By	/S/ STEPHEN F. PANNER
Stephen F. Panner, Controller & CFO

Date: April 29, 2010